JNLNY Separate Account I

Financial Statements

December 31, 2020

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Assets
Investments, at fair value	$99,990,416	$758,116	$51,587,883	$—	$170,138,070	$211,932	$28,824,003
Receivables:
Investments in Fund shares sold	20,151	9	4,211	—	11,427	3	1,009
Investment Division units sold	2,924	—	—	—	1,009	—	—
Total assets	100,013,491	758,125	51,592,094	—	170,150,506	211,935	28,825,012

Liabilities
Payables:
Investments in Fund shares purchased	2,924	—	—	—	1,009	—	—
Investment Division units redeemed	16,381	—	2,552	—	5,069	—	155
Insurance fees due to Jackson
of New York	3,770	9	1,659	—	6,358	3	854
Total liabilities	23,075	9	4,211	—	12,436	3	1,009
Net assets	$99,990,416	$758,116	$51,587,883	$—	$170,138,070	$211,932	$28,824,003

Investments in Funds, shares outstanding	5,861,103	44,000	3,716,706	—	9,672,431	11,933	1,848,878
Investments in Funds, at cost	$69,776,721	$685,928	$45,690,730	$—	$117,113,671	$160,077	$24,609,615

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$483,439
Expenses
Asset-based charges	1,172,746	1,112	501,993	9	2,025,733	717	275,565
Total expenses	1,172,746	1,112	501,993	9	2,025,733	717	275,565
Net investment income (loss)	(1,172,746)	(1,112)	(501,993)	(9)	(2,025,733)	(717)	207,874

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	1,522,952
Investments	3,202,976	(19,737)	653,632	5,594	5,037,299	235	173,516
Net change in unrealized appreciation
(depreciation) on investments	10,630,951	41,275	2,985,788	(5,153)	17,063,212	45,702	631,450
Net realized and unrealized gain (loss)	13,833,927	21,538	3,639,420	441	22,100,511	45,937	2,327,918

Net change in net assets
from operations	$12,661,181	$20,426	$3,137,427	$432	$20,074,778	$45,220	$2,535,792

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments, at fair value	$227,904	$16,470,811	$—	$29,180,748	$1,857,997	$142,290,647	$121,206
Receivables:
Investments in Fund shares sold	3	1,180	—	1,349	20	33,984	1
Investment Division units sold	—	—	—	—	—	—	—
Total assets	227,907	16,471,991	—	29,182,097	1,858,017	142,324,631	121,207

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	679	—	448	—	28,504	—
Insurance fees due to Jackson
of New York	3	501	—	901	20	5,480	1
Total liabilities	3	1,180	—	1,349	20	33,984	1
Net assets	$227,904	$16,470,811	$—	$29,180,748	$1,857,997	$142,290,647	$121,206

Investments in Funds, shares outstanding	14,572	1,266,985	—	2,027,849	128,759	8,843,421	7,459
Investments in Funds, at cost	$209,388	$15,182,146	$—	$25,851,201	$1,838,840	$117,447,199	$104,191

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Investment Income
Dividends	$4,351	$281,257	$—	$546,798	$39,966	$—	$—
Expenses
Asset-based charges	841	161,925	—	310,893	1,800	1,450,538	491
Total expenses	841	161,925	—	310,893	1,800	1,450,538	491
Net investment income (loss)	3,510	119,332	—	235,905	38,166	(1,450,538)	(491)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	11,947	517,723	—	1,418,261	90,788	—	—
Investments	5,194	128,121	—	813,628	245	2,051,286	35
Net change in unrealized appreciation
(depreciation) on investments	10,507	365,270	—	73,885	18,274	18,664,325	12,363
Net realized and unrealized gain (loss)	27,648	1,011,114	—	2,305,774	109,307	20,715,611	12,398

Net change in net assets
from operations	$31,158	$1,130,446	$—	$2,541,679	$147,473	$19,265,073	$11,907

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Assets
Investments, at fair value	$284,537,444	$143,217	$11,605,509	$49,919	$85,696,279	$403,084	$153,031
Receivables:
Investments in Fund shares sold	18,221	2	363	1	112,301	85	4
Investment Division units sold	4,523	—	29	—	13,852	—	—
Total assets	284,560,188	143,219	11,605,901	49,920	85,822,432	403,169	153,035

Liabilities
Payables:
Investments in Fund shares purchased	4,523	—	29	—	13,852	—	—
Investment Division units redeemed	7,239	—	31	—	108,990	80	—
Insurance fees due to Jackson
of New York	10,982	2	332	1	3,311	5	4
Total liabilities	22,744	2	392	1	126,153	85	4
Net assets	$284,537,444	$143,217	$11,605,509	$49,919	$85,696,279	$403,084	$153,031

Investments in Funds, shares outstanding	16,485,368	8,217	1,009,175	4,307	7,504,052	35,173	11,121
Investments in Funds, at cost	$216,580,602	$124,902	$10,183,820	$47,119	$63,528,711	$342,164	$122,241

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Alternative Fund - Class I(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$950,581	$4,273	$2,423
Expenses
Asset-based charges	3,127,466	1,077	85,530	88	861,933	1,139	1,319
Total expenses	3,127,466	1,077	85,530	88	861,933	1,139	1,319
Net investment income (loss)	(3,127,466)	(1,077)	(85,530)	(88)	88,648	3,134	1,104

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	6,257,138	12,429	147,199	5	958,810	(3,126)	6,827
Net change in unrealized appreciation
(depreciation) on investments	40,282,179	(6,929)	1,318,695	2,800	20,346,930	48,934	13,853
Net realized and unrealized gain (loss)	46,539,317	5,500	1,465,894	2,805	21,305,740	45,808	20,680

Net change in net assets
from operations	$43,411,851	$4,423	$1,380,364	$2,717	$21,394,388	$48,942	$21,784

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Assets
Investments, at fair value	$18,086,545	$581,085	$180,836,196	$1,469,318	$58,133,969	$45,838	$11,635,805
Receivables:
Investments in Fund shares sold	964	86	78,465	103	62,700	1	147
Investment Division units sold	284	—	49,117	—	3,530	—	—
Total assets	18,087,793	581,171	180,963,778	1,469,421	58,200,199	45,839	11,635,952

Liabilities
Payables:
Investments in Fund shares purchased	284	—	49,117	—	3,530	—	—
Investment Division units redeemed	293	77	71,348	83	60,403	—	—
Insurance fees due to Jackson
of New York	671	9	7,117	20	2,297	1	147
Total liabilities	1,248	86	127,582	103	66,230	1	147
Net assets	$18,086,545	$581,085	$180,836,196	$1,469,318	$58,133,969	$45,838	$11,635,805

Investments in Funds, shares outstanding	1,113,018	35,497	3,855,782	29,582	3,862,722	3,024	732,733
Investments in Funds, at cost	$14,548,344	$483,302	$110,455,572	$1,093,091	$51,078,281	$38,914	$9,726,398

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	177,796	2,252	1,980,708	3,494	676,325	138	28,803
Total expenses	177,796	2,252	1,980,708	3,494	676,325	138	28,803
Net investment income (loss)	(177,796)	(2,252)	(1,980,708)	(3,494)	(676,325)	(138)	(28,803)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	128,854	177	8,803,853	14,271	(1,325,538)	(13,687)	221,498
Net change in unrealized appreciation
(depreciation) on investments	2,004,427	71,606	47,585,896	345,055	5,067,873	7,995	1,423,312
Net realized and unrealized gain (loss)	2,133,281	71,783	56,389,749	359,326	3,742,335	(5,692)	1,644,810

Net change in net assets
from operations	$1,955,485	$69,531	$54,409,041	$355,832	$3,066,010	$(5,830)	$1,616,007

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Assets
Investments, at fair value	$133,736,011	$234,601	$232,524,856	$1,066,415	$10,449,886	$110,198	$28,540,952
Receivables:
Investments in Fund shares sold	110,480	3	49,298	13	589	1	17,568
Investment Division units sold	258,491	—	65,424	—	8,197	—	3,000
Total assets	134,104,982	234,604	232,639,578	1,066,428	10,458,672	110,199	28,561,520

Liabilities
Payables:
Investments in Fund shares purchased	258,491	—	65,424	—	8,197	—	3,000
Investment Division units redeemed	105,181	—	39,554	—	200	—	16,409
Insurance fees due to Jackson
of New York	5,299	3	9,744	13	389	1	1,159
Total liabilities	368,971	3	114,722	13	8,786	1	20,568
Net assets	$133,736,011	$234,601	$232,524,856	$1,066,415	$10,449,886	$110,198	$28,540,952

Investments in Funds, shares outstanding	9,593,688	16,157	8,807,760	39,600	909,477	9,516	2,303,547
Investments in Funds, at cost	$111,976,955	$193,450	$169,247,815	$980,485	$9,562,662	$99,964	$25,221,164

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,592,250	1,155	3,228,836	3,116	115,939	422	404,704
Total expenses	1,592,250	1,155	3,228,836	3,116	115,939	422	404,704
Net investment income (loss)	(1,592,250)	(1,155)	(3,228,836)	(3,116)	(115,939)	(422)	(404,704)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,533,848	845	12,002,331	47,158	28,318	(3)	549,246
Net change in unrealized appreciation
(depreciation) on investments	11,546,722	25,135	4,620,564	36,092	340,410	4,949	1,842,721
Net realized and unrealized gain (loss)	14,080,570	25,980	16,622,895	83,250	368,728	4,946	2,391,967

Net change in net assets
from operations	$12,488,320	$24,825	$13,394,059	$80,134	$252,789	$4,524	$1,987,263

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Assets
Investments, at fair value	$51,239	$47,529,865	$390,043	$53,109,003	$190,939	$181,999,921	$621,566
Receivables:
Investments in Fund shares sold	1	22,330	7	90,560	3	44,202	8
Investment Division units sold	—	13,464	—	20,187	—	156,737	—
Total assets	51,240	47,565,659	390,050	53,219,750	190,942	182,200,860	621,574

Liabilities
Payables:
Investments in Fund shares purchased	—	13,464	—	20,187	—	156,737	—
Investment Division units redeemed	—	20,708	—	88,410	—	37,117	—
Insurance fees due to Jackson
of New York	1	1,622	7	2,150	3	7,085	8
Total liabilities	1	35,794	7	110,747	3	200,939	8
Net assets	$51,239	$47,529,865	$390,043	$53,109,003	$190,939	$181,999,921	$621,566

Investments in Funds, shares outstanding	4,076	2,093,827	17,032	2,472,486	8,711	7,954,542	26,884
Investments in Funds, at cost	$45,699	$34,530,115	$268,554	$34,814,391	$134,433	$129,225,786	$507,288

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	240	420,057	2,305	631,528	684	2,081,912	1,687
Total expenses	240	420,057	2,305	631,528	684	2,081,912	1,687
Net investment income (loss)	(240)	(420,057)	(2,305)	(631,528)	(684)	(2,081,912)	(1,687)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,009	2,023,649	25,270	1,920,084	(1,595)	7,011,077	7,453
Net change in unrealized appreciation
(depreciation) on investments	3,953	8,120,086	79,730	10,118,988	41,302	22,556,999	104,592
Net realized and unrealized gain (loss)	5,962	10,143,735	105,000	12,039,072	39,707	29,568,076	112,045

Net change in net assets
from operations	$5,722	$9,723,678	$102,695	$11,407,544	$39,023	$27,486,164	$110,358

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value	$196,509,722	$1,166,360	$463,054,557	$3,251,883	$105,765,891	$339,688	$163,117,451
Receivables:
Investments in Fund shares sold	507,744	285	82,166	239	13,357	4	16,947
Investment Division units sold	475,280	—	236,810	—	87,639	—	41,023
Total assets	197,492,746	1,166,645	463,373,533	3,252,122	105,866,887	339,692	163,175,421

Liabilities
Payables:
Investments in Fund shares purchased	475,280	—	236,810	—	87,639	—	41,023
Investment Division units redeemed	500,696	270	64,375	197	9,225	—	10,574
Insurance fees due to Jackson
of New York	7,048	15	17,791	42	4,132	4	6,373
Total liabilities	983,024	285	318,976	239	100,996	4	57,970
Net assets	$196,509,722	$1,166,360	$463,054,557	$3,251,883	$105,765,891	$339,688	$163,117,451

Investments in Funds, shares outstanding	4,661,047	27,379	14,980,736	103,136	6,012,842	18,966	8,246,585
Investments in Funds, at cost	$134,635,668	$892,063	$317,981,094	$2,800,475	$80,948,064	$282,016	$117,352,002

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,584,068	2,815	5,763,662	9,366	1,333,513	1,242	2,100,949
Total expenses	1,584,068	2,815	5,763,662	9,366	1,333,513	1,242	2,100,949
Net investment income (loss)	(1,584,068)	(2,815)	(5,763,662)	(9,366)	(1,333,513)	(1,242)	(2,100,949)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	12,639,096	60,619	24,980,039	102,203	1,792,362	3,188	6,899,240
Net change in unrealized appreciation
(depreciation) on investments	43,936,350	226,550	26,453,076	261,114	10,052,488	37,019	17,174,737
Net realized and unrealized gain (loss)	56,575,446	287,169	51,433,115	363,317	11,844,850	40,207	24,073,977

Net change in net assets
from operations	$54,991,378	$284,354	$45,669,453	$353,951	$10,511,337	$38,965	$21,973,028

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Assets
Investments, at fair value	$854,400	$92,284,486	$632,197	$5,789,283	$29,284	$29,956,061	$—
Receivables:
Investments in Fund shares sold	13	81,373	8	718	—	3,836	—
Investment Division units sold	—	39,250	—	—	—	4,017	—
Total assets	854,413	92,405,109	632,205	5,790,001	29,284	29,963,914	—

Liabilities
Payables:
Investments in Fund shares purchased	—	39,250	—	—	—	4,017	—
Investment Division units redeemed	—	77,602	—	496	—	2,607	—
Insurance fees due to Jackson
of New York	13	3,771	8	222	—	1,229	—
Total liabilities	13	120,623	8	718	—	7,853	—
Net assets	$854,400	$92,284,486	$632,197	$5,789,283	$29,284	$29,956,061	$—

Investments in Funds, shares outstanding	42,763	5,207,928	35,103	484,054	2,438	2,001,073	—
Investments in Funds, at cost	$793,948	$64,658,516	$449,260	$4,914,369	$26,479	$23,042,992	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,043	1,142,598	2,378	62,164	113	437,672	—
Total expenses	1,043	1,142,598	2,378	62,164	113	437,672	—
Net investment income (loss)	(1,043)	(1,142,598)	(2,378)	(62,164)	(113)	(437,672)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	174	3,252,077	15,716	116,471	(3)	1,087,856	—
Net change in unrealized appreciation
(depreciation) on investments	58,219	13,937,036	145,755	707,121	2,805	1,831,201	—
Net realized and unrealized gain (loss)	58,393	17,189,113	161,471	823,592	2,802	2,919,057	—

Net change in net assets
from operations	$57,350	$16,046,515	$159,093	$761,428	$2,689	$2,481,385	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Assets
Investments, at fair value	$6,845,315	$966,529	$35,731	$184,147,679	$97,193	$46,862,394	$283
Receivables:
Investments in Fund shares sold	257	38	—	24,249	2	10,660	—
Investment Division units sold	—	—	—	29,500	—	6,899	—
Total assets	6,845,572	966,567	35,731	184,201,428	97,195	46,879,953	283

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	29,500	—	6,899	—
Investment Division units redeemed	61	—	—	17,167	—	8,902	—
Insurance fees due to Jackson
of New York	196	38	—	7,082	2	1,758	—
Total liabilities	257	38	—	53,749	2	17,559	—
Net assets	$6,845,315	$966,529	$35,731	$184,147,679	$97,193	$46,862,394	$283

Investments in Funds, shares outstanding	918,834	86,220	3,179	11,588,904	6,029	5,513,223	33
Investments in Funds, at cost	$8,069,607	$843,457	$30,868	$139,043,678	$74,677	$44,262,220	$226

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Investment Income
Dividends	$—	$2,402	$149	$—	$—	$—	$—
Expenses
Asset-based charges	79,945	5,995	88	2,356,600	547	528,914	1
Total expenses	79,945	5,995	88	2,356,600	547	528,914	1
Net investment income (loss)	(79,945)	(3,593)	61	(2,356,600)	(547)	(528,914)	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(834,787)	5,419	(2)	3,982,888	16	(2,231,404)	215
Net change in unrealized appreciation
(depreciation) on investments	714,928	117,436	4,581	25,095,886	15,343	5,964,060	57
Net realized and unrealized gain (loss)	(119,859)	122,855	4,579	29,078,774	15,359	3,732,656	272

Net change in net assets
from operations	$(199,804)	$119,262	$4,640	$26,722,174	$14,812	$3,203,742	$271

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Assets
Investments, at fair value	$342,587,667	$2,333,313	$2,865,064	$125,098	$42,355,666	$47,536	$47,829,286
Receivables:
Investments in Fund shares sold	357,618	373	96	2	3,737	1	3,137
Investment Division units sold	192,661	—	—	—	10,771	—	41,282
Total assets	343,137,946	2,333,686	2,865,160	125,100	42,370,174	47,537	47,873,705

Liabilities
Payables:
Investments in Fund shares purchased	192,661	—	—	—	10,771	—	41,282
Investment Division units redeemed	344,037	342	—	—	2,038	—	1,329
Insurance fees due to Jackson
of New York	13,581	31	96	2	1,699	1	1,808
Total liabilities	550,279	373	96	2	14,508	1	44,419
Net assets	$342,587,667	$2,333,313	$2,865,064	$125,098	$42,355,666	$47,536	$47,829,286

Investments in Funds, shares outstanding	5,503,416	35,694	282,272	12,193	2,741,467	2,990	2,570,085
Investments in Funds, at cost	$218,806,415	$1,874,972	$2,731,361	$123,157	$40,521,184	$44,004	$36,663,743

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$1,647,925	$1,954	$—
Expenses
Asset-based charges	4,040,937	6,481	29,557	382	507,336	239	492,509
Total expenses	4,040,937	6,481	29,557	382	507,336	239	492,509
Net investment income (loss)	(4,040,937)	(6,481)	(29,557)	(382)	1,140,589	1,715	(492,509)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	22,626,234	60,245	(100,885)	(169)	(1,505,211)	(2,638)	1,866,914
Net change in unrealized appreciation
(depreciation) on investments	68,459,816	381,482	146,612	5,233	1,956,531	3,931	8,631,017
Net realized and unrealized gain (loss)	91,086,050	441,727	45,727	5,064	451,320	1,293	10,497,931

Net change in net assets
from operations	$87,045,113	$435,246	$16,170	$4,682	$1,591,909	$3,008	$10,005,422

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$649,808	$15,980,925	$51,272	$1,713,795	$74,023	$12,667,236	$—
Receivables:
Investments in Fund shares sold	9	6,330	1	59	1	567	—
Investment Division units sold	—	4,954	—	—	—	—	—
Total assets	649,817	15,992,209	51,273	1,713,854	74,024	12,667,803	—

Liabilities
Payables:
Investments in Fund shares purchased	—	4,954	—	—	—	—	—
Investment Division units redeemed	—	5,747	—	—	—	106	—
Insurance fees due to Jackson
of New York	9	583	1	59	1	461	—
Total liabilities	9	11,284	1	59	1	567	—
Net assets	$649,808	$15,980,925	$51,272	$1,713,795	$74,023	$12,667,236	$—

Investments in Funds, shares outstanding	34,601	1,269,335	4,053	149,026	6,403	1,022,376	—
Investments in Funds, at cost	$513,177	$13,854,070	$43,163	$1,494,737	$70,346	$10,917,715	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$—	$196,211	$757	$8,905	$420	$153,224	$—
Expenses
Asset-based charges	2,535	171,575	227	15,231	33	147,820	—
Total expenses	2,535	171,575	227	15,231	33	147,820	—
Net investment income (loss)	(2,535)	24,636	530	(6,326)	387	5,404	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,169	53	—	—
Investments	56,105	7,567	27	(2,195)	4	216,843	—
Net change in unrealized appreciation
(depreciation) on investments	103,202	1,326,841	4,342	173,617	3,677	994,700	—
Net realized and unrealized gain (loss)	159,307	1,334,408	4,369	172,591	3,734	1,211,543	—

Net change in net assets
from operations	$156,772	$1,359,044	$4,899	$166,265	$4,121	$1,216,947	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Assets
Investments, at fair value	$68,884,181	$173,462	$15,869,795	$1,052,295	$191,900,171	$835,219	$10,836,740
Receivables:
Investments in Fund shares sold	86,418	2	880	12	334,079	11	770
Investment Division units sold	1,481	—	7,090	—	199,595	—	3,213
Total assets	68,972,080	173,464	15,877,765	1,052,307	192,433,845	835,230	10,840,723

Liabilities
Payables:
Investments in Fund shares purchased	1,481	—	7,090	—	199,595	—	3,213
Investment Division units redeemed	83,781	—	317	—	326,584	—	383
Insurance fees due to Jackson
of New York	2,637	2	563	12	7,495	11	387
Total liabilities	87,899	2	7,970	12	533,674	11	3,983
Net assets	$68,884,181	$173,462	$15,869,795	$1,052,295	$191,900,171	$835,219	$10,836,740

Investments in Funds, shares outstanding	3,725,483	8,778	1,695,491	112,065	13,865,619	55,681	888,257
Investments in Funds, at cost	$46,616,865	$131,059	$13,767,437	$784,276	$178,270,172	$804,961	$9,632,249

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	870,537	655	128,766	2,775	2,760,867	3,197	102,944
Total expenses	870,537	655	128,766	2,775	2,760,867	3,197	102,944
Net investment income (loss)	(870,537)	(655)	(128,766)	(2,775)	(2,760,867)	(3,197)	(102,944)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	4,284,922	429	(538,083)	(133,047)	1,913,499	898	42,464
Net change in unrealized appreciation
(depreciation) on investments	4,914,967	23,464	2,983,812	268,319	7,485,850	30,362	1,080,163
Net realized and unrealized gain (loss)	9,199,889	23,893	2,445,729	135,272	9,399,349	31,260	1,122,627

Net change in net assets
from operations	$8,329,352	$23,238	$2,316,963	$132,497	$6,638,482	$28,063	$1,019,683

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Assets
Investments, at fair value	$46,928	$106,106,422	$971,684	$97,467,214	$313,606	$67,547,829	$2,114,441
Receivables:
Investments in Fund shares sold	1	82,550	12	13,933	5	46,985	25
Investment Division units sold	—	34,505	—	46,051	—	1,441	—
Total assets	46,929	106,223,477	971,696	97,527,198	313,611	67,596,255	2,114,466

Liabilities
Payables:
Investments in Fund shares purchased	—	34,505	—	46,051	—	1,441	—
Investment Division units redeemed	—	78,548	—	10,446	—	44,272	—
Insurance fees due to Jackson
of New York	1	4,002	12	3,487	5	2,713	25
Total liabilities	1	117,055	12	59,984	5	48,426	25
Net assets	$46,928	$106,106,422	$971,684	$97,467,214	$313,606	$67,547,829	$2,114,441

Investments in Funds, shares outstanding	3,891	5,549,499	50,425	8,424,133	26,965	5,188,005	158,981
Investments in Funds, at cost	$44,982	$84,003,371	$814,278	$92,958,884	$303,196	$62,603,948	$1,972,412

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	196	1,177,108	2,887	1,311,555	1,439	928,501	6,964
Total expenses	196	1,177,108	2,887	1,311,555	1,439	928,501	6,964
Net investment income (loss)	(196)	(1,177,108)	(2,887)	(1,311,555)	(1,439)	(928,501)	(6,964)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	1,942	667,063	30,666	1,371,743	1,576	793,224	(15,205)
Net change in unrealized appreciation
(depreciation) on investments	(1,828)	12,130,281	114,276	1,009,394	5,623	4,018,298	141,311
Net realized and unrealized gain (loss)	114	12,797,344	144,942	2,381,137	7,199	4,811,522	126,106

Net change in net assets
from operations	$(82)	$11,620,236	$142,055	$1,069,582	$5,760	$3,883,021	$119,142

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments, at fair value	$58,080,576	$20,760	$36,757,661	$68,677	$70,113,887	$106,340	$136,669,044
Receivables:
Investments in Fund shares sold	16,132	—	44,934	1	7,851	2	109,434
Investment Division units sold	14,785	—	468	—	9,245	—	56,886
Total assets	58,111,493	20,760	36,803,063	68,678	70,130,983	106,342	136,835,364

Liabilities
Payables:
Investments in Fund shares purchased	14,785	—	468	—	9,245	—	56,886
Investment Division units redeemed	13,877	—	43,602	—	4,946	—	104,090
Insurance fees due to Jackson
of New York	2,255	—	1,332	1	2,905	2	5,344
Total liabilities	30,917	—	45,402	1	17,096	2	166,320
Net assets	$58,080,576	$20,760	$36,757,661	$68,677	$70,113,887	$106,340	$136,669,044

Investments in Funds, shares outstanding	3,761,695	1,330	4,676,547	8,639	4,231,375	6,356	10,668,934
Investments in Funds, at cost	$53,587,906	$18,926	$47,122,644	$83,379	$47,754,900	$87,242	$122,179,268

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$—	$—	$5,338,228	$9,843	$—	$—	$—
Expenses
Asset-based charges	817,352	70	520,951	214	1,002,263	542	1,902,393
Total expenses	817,352	70	520,951	214	1,002,263	542	1,902,393
Net investment income (loss)	(817,352)	(70)	4,817,277	9,629	(1,002,263)	(542)	(1,902,393)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	356,017	10	(2,224,856)	(446)	3,085,261	664	844,603
Net change in unrealized appreciation
(depreciation) on investments	(3,209,747)	589	(5,885,539)	(11,489)	3,805,020	10,586	(814,507)
Net realized and unrealized gain (loss)	(2,853,730)	599	(8,110,395)	(11,935)	6,890,281	11,250	30,096

Net change in net assets
from operations	$(3,671,082)	$529	$(3,293,118)	$(2,306)	$5,888,018	$10,708	$(1,872,297)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Assets
Investments, at fair value	$213,784	$37,666,154	$66,753	$433,597,143	$608,630	$56,599,955	$39,594
Receivables:
Investments in Fund shares sold	3	3,397	1	192,462	65	4,043	1
Investment Division units sold	—	15,128	—	318,941	—	1,887	—
Total assets	213,787	37,684,679	66,754	434,108,546	608,695	56,605,885	39,595

Liabilities
Payables:
Investments in Fund shares purchased	—	15,128	—	318,941	—	1,887	—
Investment Division units redeemed	—	1,927	—	175,834	58	1,841	—
Insurance fees due to Jackson
of New York	3	1,470	1	16,628	7	2,202	1
Total liabilities	3	18,525	1	511,403	65	5,930	1
Net assets	$213,784	$37,666,154	$66,753	$433,597,143	$608,630	$56,599,955	$39,594

Investments in Funds, shares outstanding	17,367	4,054,484	7,101	17,343,886	24,104	2,677,387	1,856
Investments in Funds, at cost	$198,282	$37,890,016	$58,577	$312,719,951	$549,984	$43,938,468	$33,328

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Investment Income
Dividends	$—	$600,729	$1,277	$—	$—	$—	$—
Expenses
Asset-based charges	867	482,071	229	5,799,477	2,606	775,744	253
Total expenses	867	482,071	229	5,799,477	2,606	775,744	253
Net investment income (loss)	(867)	118,658	1,048	(5,799,477)	(2,606)	(775,744)	(253)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	143,644	252	—	—	—	—
Investments	(93)	(2,524,104)	(28)	19,172,015	(44,847)	1,536,888	1,522
Net change in unrealized appreciation
(depreciation) on investments	7,337	45,768	7,381	(8,430,820)	(11,962)	7,487,054	6,360
Net realized and unrealized gain (loss)	7,244	(2,334,692)	7,605	10,741,195	(56,809)	9,023,942	7,882

Net change in net assets
from operations	$6,377	$(2,216,034)	$8,653	$4,941,718	$(59,415)	$8,248,198	$7,629

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Assets
Investments, at fair value	$252,388,614	$1,166,465	$5,069,079	$9,495	$47,339,235	$27,928	$188,423,584
Receivables:
Investments in Fund shares sold	104,001	16	172	—	3,027	—	2,069,938
Investment Division units sold	127,300	—	—	—	10,571	—	2,030,020
Total assets	252,619,915	1,166,481	5,069,251	9,495	47,352,833	27,928	192,523,542

Liabilities
Payables:
Investments in Fund shares purchased	127,300	—	—	—	10,571	—	2,030,020
Investment Division units redeemed	94,084	—	6	—	1,158	—	2,062,177
Insurance fees due to Jackson
of New York	9,917	16	166	—	1,869	—	7,761
Total liabilities	231,301	16	172	—	13,598	—	4,099,958
Net assets	$252,388,614	$1,166,465	$5,069,079	$9,495	$47,339,235	$27,928	$188,423,584

Investments in Funds, shares outstanding	17,122,701	77,609	486,943	909	3,359,775	1,938	5,972,221
Investments in Funds, at cost	$249,739,872	$1,065,608	$4,559,285	$9,000	$46,641,151	$26,942	$118,116,965

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,493,030	5,639	52,952	37	648,920	127	2,441,861
Total expenses	3,493,030	5,639	52,952	37	648,920	127	2,441,861
Net investment income (loss)	(3,493,030)	(5,639)	(52,952)	(37)	(648,920)	(127)	(2,441,861)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(10,977,239)	(151,999)	(405,061)	(18)	(3,042,719)	(47)	11,231,038
Net change in unrealized appreciation
(depreciation) on investments	(4,531,310)	89,396	409,879	(65)	2,011,156	675	19,805,761
Net realized and unrealized gain (loss)	(15,508,549)	(62,603)	4,818	(83)	(1,031,563)	628	31,036,799

Net change in net assets
from operations	$(19,001,579)	$(68,242)	$(48,134)	$(120)	$(1,680,483)	$501	$28,594,938

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Assets
Investments, at fair value	$1,119,325	$98,156,914	$—	$425,115,754	$363,817	$248,560,680	$—
Receivables:
Investments in Fund shares sold	18	8,668	—	225,791	4	32,775	—
Investment Division units sold	—	1,093	—	28,703	—	—	—
Total assets	1,119,343	98,166,675	—	425,370,248	363,821	248,593,455	—

Liabilities
Payables:
Investments in Fund shares purchased	—	1,093	—	28,703	—	—	—
Investment Division units redeemed	—	4,622	—	208,365	—	22,666	—
Insurance fees due to Jackson
of New York	18	4,046	—	17,426	4	10,109	—
Total liabilities	18	9,761	—	254,494	4	32,775	—
Net assets	$1,119,325	$98,156,914	$—	$425,115,754	$363,817	$248,560,680	$—

Investments in Funds, shares outstanding	35,133	6,196,775	—	16,225,792	13,755	12,925,672	—
Investments in Funds, at cost	$819,512	$77,837,976	$—	$244,988,430	$332,390	$170,934,140	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,384	1,481,499	—	5,706,269	354	3,625,664	—
Total expenses	5,384	1,481,499	—	5,706,269	354	3,625,664	—
Net investment income (loss)	(5,384)	(1,481,499)	—	(5,706,269)	(354)	(3,625,664)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	34,931	4,704,601	—	26,759,798	73	12,546,437	—
Net change in unrealized appreciation
(depreciation) on investments	222,882	3,286,353	—	40,500,789	31,427	15,186,762	—
Net realized and unrealized gain (loss)	257,813	7,990,954	—	67,260,587	31,500	27,733,199	—

Net change in net assets
from operations	$252,429	$6,509,455	$—	$61,554,318	$31,146	$24,107,535	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value	$438,080,083	$120,802	$28,212,446	$59,741	$13,414,453	$424,709	$24,362,000
Receivables:
Investments in Fund shares sold	34,759	2	1,754	1	1,524	5	1,279
Investment Division units sold	11,880	—	—	—	11,595	—	1,849
Total assets	438,126,722	120,804	28,214,200	59,742	13,427,572	424,714	24,365,128

Liabilities
Payables:
Investments in Fund shares purchased	11,880	—	—	—	11,595	—	1,849
Investment Division units redeemed	16,930	—	640	—	1,014	—	451
Insurance fees due to Jackson
of New York	17,829	2	1,114	1	510	5	828
Total liabilities	46,639	2	1,754	1	13,119	5	3,128
Net assets	$438,080,083	$120,802	$28,212,446	$59,741	$13,414,453	$424,709	$24,362,000

Investments in Funds, shares outstanding	19,088,457	5,209	2,080,564	4,370	934,805	29,311	2,050,673
Investments in Funds, at cost	$276,511,108	$104,404	$27,379,427	$55,454	$10,685,300	$347,330	$22,548,348

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$699,897
Expenses
Asset-based charges	5,980,164	430	384,699	47	106,591	641	260,301
Total expenses	5,980,164	430	384,699	47	106,591	641	260,301
Net investment income (loss)	(5,980,164)	(430)	(384,699)	(47)	(106,591)	(641)	439,596

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	21,758,908	32	(1,818,337)	3	568,363	813	(1,150,023)
Net change in unrealized appreciation
(depreciation) on investments	36,906,013	14,294	1,339,622	3,768	2,453,514	76,563	2,635,785
Net realized and unrealized gain (loss)	58,664,921	14,326	(478,715)	3,771	3,021,877	77,376	1,485,762

Net change in net assets
from operations	$52,684,757	$13,896	$(863,414)	$3,724	$2,915,286	$76,735	$1,925,358

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Assets
Investments, at fair value	$203,297	$2,463,167	$136,212	$9,548,532	$2,825	$142,721,388	$380,300
Receivables:
Investments in Fund shares sold	109	143	2	438	—	48,842	6
Investment Division units sold	—	—	—	—	—	24,882	—
Total assets	203,406	2,463,310	136,214	9,548,970	2,825	142,795,112	380,306

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	24,882	—
Investment Division units redeemed	106	50	—	84	—	43,048	—
Insurance fees due to Jackson
of New York	3	93	2	354	—	5,794	6
Total liabilities	109	143	2	438	—	73,724	6
Net assets	$203,297	$2,463,167	$136,212	$9,548,532	$2,825	$142,721,388	$380,300

Investments in Funds, shares outstanding	17,084	246,563	13,553	824,571	242	5,929,430	15,453
Investments in Funds, at cost	$192,519	$2,631,871	$139,011	$8,600,429	$2,475	$95,038,385	$295,018

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Investment Income
Dividends	$5,230	$42,042	$2,561	$—	$—	$—	$—
Expenses
Asset-based charges	405	27,099	416	113,726	5	1,904,760	1,459
Total expenses	405	27,099	416	113,726	5	1,904,760	1,459
Net investment income (loss)	4,825	14,943	2,145	(113,726)	(5)	(1,904,760)	(1,459)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	212,680	11,898	—	—	—	—
Investments	1	(117,309)	12	(15,726)	1	5,132,719	4,467
Net change in unrealized appreciation
(depreciation) on investments	8,589	(198,625)	(14,707)	246,776	350	23,808,260	75,264
Net realized and unrealized gain (loss)	8,590	(103,254)	(2,797)	231,050	351	28,940,979	79,731

Net change in net assets
from operations	$13,415	$(88,311)	$(652)	$117,324	$346	$27,036,219	$78,272

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Assets
Investments, at fair value	$60,778,747	$65,982	$65,030,616	$262,464	$206,527,728	$808,786	$71,346,591
Receivables:
Investments in Fund shares sold	13,173	1	55,519	135	342,895	78	18,707
Investment Division units sold	26,153	—	16,119	—	180,468	—	20,325
Total assets	60,818,073	65,983	65,102,254	262,599	207,051,091	808,864	71,385,623

Liabilities
Payables:
Investments in Fund shares purchased	26,153	—	16,119	—	180,468	—	20,325
Investment Division units redeemed	10,783	—	52,993	132	334,917	67	15,844
Insurance fees due to Jackson
of New York	2,390	1	2,526	3	7,978	11	2,863
Total liabilities	39,326	1	71,638	135	523,363	78	39,032
Net assets	$60,778,747	$65,982	$65,030,616	$262,464	$206,527,728	$808,786	$71,346,591

Investments in Funds, shares outstanding	6,357,610	6,754	4,264,303	16,201	4,922,014	18,398	5,155,101
Investments in Funds, at cost	$62,668,176	$69,074	$54,545,181	$235,655	$118,810,877	$545,589	$56,226,183

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$1,241,109	$4,610	$—	$—	$—
Expenses
Asset-based charges	905,552	301	846,667	560	2,134,837	2,278	674,502
Total expenses	905,552	301	846,667	560	2,134,837	2,278	674,502
Net investment income (loss)	(905,552)	(301)	394,442	4,050	(2,134,837)	(2,278)	(674,502)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,047,347	3,362	—	—	—
Investments	(1,992,255)	519	750,280	(1,233)	10,138,859	17,407	882,189
Net change in unrealized appreciation
(depreciation) on investments	(7,947,267)	(6,101)	4,518,997	22,051	63,891,647	239,787	14,606,200
Net realized and unrealized gain (loss)	(9,939,522)	(5,582)	6,316,624	24,180	74,030,506	257,194	15,488,389

Net change in net assets
from operations	$(10,845,074)	$(5,883)	$6,711,066	$28,230	$71,895,669	$254,916	$14,813,887

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Assets
Investments, at fair value	$50,763	$51,038,489	$74,929	$32,779,613	$194,229	$225,928,443	$1,474,525
Receivables:
Investments in Fund shares sold	1	43,537	1	1,820	2	130,948	124
Investment Division units sold	—	6,313	—	130,876	—	111,003	—
Total assets	50,764	51,088,339	74,930	32,912,309	194,231	226,170,394	1,474,649

Liabilities
Payables:
Investments in Fund shares purchased	—	6,313	—	130,876	—	111,003	—
Investment Division units redeemed	—	41,449	—	709	—	122,522	105
Insurance fees due to Jackson
of New York	1	2,088	1	1,111	2	8,426	19
Total liabilities	1	49,850	1	132,696	2	241,951	124
Net assets	$50,763	$51,038,489	$74,929	$32,779,613	$194,229	$225,928,443	$1,474,525

Investments in Funds, shares outstanding	3,639	4,271,003	6,172	2,709,059	15,960	3,691,641	23,254
Investments in Funds, at cost	$39,627	$44,044,383	$67,295	$29,179,675	$177,440	$141,952,413	$1,138,833

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$126,487	$899	$—	$—
Expenses
Asset-based charges	157	645,015	370	265,487	457	2,226,529	3,097
Total expenses	157	645,015	370	265,487	457	2,226,529	3,097
Net investment income (loss)	(157)	(645,015)	(370)	(139,000)	442	(2,226,529)	(3,097)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	58	383,904	(11)	394,549	1,196	12,871,242	33,131
Net change in unrealized appreciation
(depreciation) on investments	11,136	1,082,975	1,744	3,239,975	13,932	56,290,322	297,284
Net realized and unrealized gain (loss)	11,194	1,466,879	1,733	3,634,524	15,128	69,161,564	330,415

Net change in net assets
from operations	$11,037	$821,864	$1,363	$3,495,524	$15,570	$66,935,035	$327,318

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A
Assets
Investments, at fair value	$94,876,545	$1,590,185	$5,278,252	$18,401	$31,424,435	$7,202	$5,906,161
Receivables:
Investments in Fund shares sold	101,372	18	240	—	2,760	—	209
Investment Division units sold	97,988	—	—	—	49	—	—
Total assets	95,075,905	1,590,203	5,278,492	18,401	31,427,244	7,202	5,906,370

Liabilities
Payables:
Investments in Fund shares purchased	97,988	—	—	—	49	—	—
Investment Division units redeemed	97,841	—	80	—	1,494	—	23
Insurance fees due to Jackson
of New York	3,531	18	160	—	1,266	—	186
Total liabilities	199,360	18	240	—	2,809	—	209
Net assets	$94,876,545	$1,590,185	$5,278,252	$18,401	$31,424,435	$7,202	$5,906,161

Investments in Funds, shares outstanding	6,561,310	103,934	325,416	1,132	2,031,314	462	565,183
Investments in Funds, at cost	$90,808,493	$1,554,634	$4,210,827	$14,333	$22,492,401	$4,951	$5,835,915

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)
Investment Income
Dividends	$—	$—	$23,826	$137	$58,797	$14	$—
Expenses
Asset-based charges	1,247,167	6,103	47,210	59	279,390	19	34,289
Total expenses	1,247,167	6,103	47,210	59	279,390	19	34,289
Net investment income (loss)	(1,247,167)	(6,103)	(23,384)	78	(220,593)	(5)	(34,289)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	119,046	27	—
Investments	2,280,035	64,198	110,004	30	995,868	17	42,967
Net change in unrealized appreciation
(depreciation) on investments	2,940,395	21,819	415,472	4,068	8,915,034	2,251	70,246
Net realized and unrealized gain (loss)	5,220,430	86,017	525,476	4,098	10,029,948	2,295	113,213

Net change in net assets
from operations	$3,973,263	$79,914	$502,092	$4,176	$9,809,355	$2,290	$78,924

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Assets
Investments, at fair value	$47,279	$98,863,307	$328,256	$18,434,469	$36,316	$128,522,568	$312,871
Receivables:
Investments in Fund shares sold	1	14,433	6	1,676	—	349,568	4
Investment Division units sold	—	10,898	—	166,762	—	172,756	—
Total assets	47,280	98,888,638	328,262	18,602,907	36,316	129,044,892	312,875

Liabilities
Payables:
Investments in Fund shares purchased	—	10,898	—	166,762	—	172,756	—
Investment Division units redeemed	—	10,773	—	983	—	344,602	—
Insurance fees due to Jackson
of New York	1	3,660	6	693	—	4,966	4
Total liabilities	1	25,331	6	168,438	—	522,324	4
Net assets	$47,279	$98,863,307	$328,256	$18,434,469	$36,316	$128,522,568	$312,871

Investments in Funds, shares outstanding	4,516	7,657,886	24,424	1,018,479	2,141	3,436,432	8,146
Investments in Funds, at cost	$45,952	$93,546,945	$322,268	$14,287,833	$30,492	$78,728,555	$235,639

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Lord Abbett Short Duration Income Fund - Class I(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	567	1,249,054	934	198,961	76	1,389,966	796
Total expenses	567	1,249,054	934	198,961	76	1,389,966	796
Net investment income (loss)	(567)	(1,249,054)	(934)	(198,961)	(76)	(1,389,966)	(796)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	4,537	1,829,771	3,600	552,129	43	8,616,397	16,889
Net change in unrealized appreciation
(depreciation) on investments	1,327	4,026,452	7,258	3,244,612	5,849	30,570,123	66,929
Net realized and unrealized gain (loss)	5,864	5,856,223	10,858	3,796,741	5,892	39,186,520	83,818

Net change in net assets
from operations	$5,297	$4,607,169	$9,924	$3,597,780	$5,816	$37,796,554	$83,022

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Assets
Investments, at fair value	$12,246,719	$117,367	$55,505,547	$655,846	$83,320,758	$362,868	$70,923,604
Receivables:
Investments in Fund shares sold	638	1	4,228	9	171,004	5	316,341
Investment Division units sold	17,554	—	297,130	—	122,246	—	109,667
Total assets	12,264,911	117,368	55,806,905	655,855	83,614,008	362,873	71,349,612

Liabilities
Payables:
Investments in Fund shares purchased	17,554	—	297,130	—	122,246	—	109,667
Investment Division units redeemed	181	—	2,122	—	167,824	—	313,534
Insurance fees due to Jackson
of New York	457	1	2,106	9	3,180	5	2,807
Total liabilities	18,192	1	301,358	9	293,250	5	426,008
Net assets	$12,246,719	$117,367	$55,505,547	$655,846	$83,320,758	$362,868	$70,923,604

Investments in Funds, shares outstanding	910,537	8,636	1,541,393	18,003	6,489,156	28,086	4,891,283
Investments in Funds, at cost	$10,334,800	$106,677	$46,097,796	$554,707	$67,859,450	$297,352	$98,788,842

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$2,374,925	$11,295	$—
Expenses
Asset-based charges	141,849	241	590,034	1,921	1,012,223	1,391	943,195
Total expenses	141,849	241	590,034	1,921	1,012,223	1,391	943,195
Net investment income (loss)	(141,849)	(241)	(590,034)	(1,921)	1,362,702	9,904	(943,195)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	261,748	1,642	1,950,805	41,408	217,823	1,046	(13,333,227)
Net change in unrealized appreciation
(depreciation) on investments	1,088,381	5,901	5,466,530	94,566	8,663,809	47,062	(12,870,351)
Net realized and unrealized gain (loss)	1,350,129	7,543	7,417,335	135,974	8,881,632	48,108	(26,203,578)

Net change in net assets
from operations	$1,208,280	$7,302	$6,827,301	$134,053	$10,244,334	$58,012	$(27,146,773)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Assets
Investments, at fair value	$82,954	$19,370,699	$158,264	$100,482,605	$92,872	$320,566,345	$556,362
Receivables:
Investments in Fund shares sold	1	6,414	2	70,895	14	525,094	8
Investment Division units sold	—	4,906	—	15,300	—	367,888	—
Total assets	82,955	19,382,019	158,266	100,568,800	92,886	321,459,327	556,370

Liabilities
Payables:
Investments in Fund shares purchased	—	4,906	—	15,300	—	367,888	—
Investment Division units redeemed	—	5,786	—	66,967	13	512,618	—
Insurance fees due to Jackson
of New York	1	628	2	3,928	1	12,476	8
Total liabilities	1	11,320	2	86,195	14	892,982	8
Net assets	$82,954	$19,370,699	$158,264	$100,482,605	$92,872	$320,566,345	$556,362

Investments in Funds, shares outstanding	5,582	1,028,715	8,334	6,840,205	6,258	8,564,423	14,680
Investments in Funds, at cost	$78,390	$16,074,516	$136,994	$83,534,898	$79,512	$229,494,893	$465,559

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	181	208,545	472	1,296,971	350	4,108,379	2,152
Total expenses	181	208,545	472	1,296,971	350	4,108,379	2,152
Net investment income (loss)	(181)	(208,545)	(472)	(1,296,971)	(350)	(4,108,379)	(2,152)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,196	(137,110)	(283)	123,960	(669)	16,993,654	11,556
Net change in unrealized appreciation
(depreciation) on investments	4,858	(45,260)	16,684	(4,548,037)	6,408	30,827,178	51,424
Net realized and unrealized gain (loss)	8,054	(182,370)	16,401	(4,424,077)	5,739	47,820,832	62,980

Net change in net assets
from operations	$7,873	$(390,915)	$15,929	$(5,721,048)	$5,389	$43,712,453	$60,828

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Assets
Investments, at fair value	$112,972,276	$340,511	$7,028,745	$37,238	$430,132,581	$1,098,834	$103,911,682
Receivables:
Investments in Fund shares sold	39,837	5	73,479	—	726,806	14	10,281
Investment Division units sold	418	—	17,599	—	159,916	—	279,529
Total assets	113,012,531	340,516	7,119,823	37,238	431,019,303	1,098,848	104,201,492

Liabilities
Payables:
Investments in Fund shares purchased	418	—	17,599	—	159,916	—	279,529
Investment Division units redeemed	35,157	—	73,207	—	709,677	—	6,247
Insurance fees due to Jackson
of New York	4,680	5	272	—	17,129	14	4,034
Total liabilities	40,255	5	91,078	—	886,722	14	289,810
Net assets	$112,972,276	$340,511	$7,028,745	$37,238	$430,132,581	$1,098,834	$103,911,682

Investments in Funds, shares outstanding	6,146,479	18,327	521,420	2,734	13,387,257	33,258	7,302,297
Investments in Funds, at cost	$79,960,073	$287,629	$5,993,062	$28,330	$237,457,250	$842,803	$98,426,088

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$3,266,714
Expenses
Asset-based charges	1,556,649	724	55,245	111	5,003,077	2,734	1,335,769
Total expenses	1,556,649	724	55,245	111	5,003,077	2,734	1,335,769
Net investment income (loss)	(1,556,649)	(724)	(55,245)	(111)	(5,003,077)	(2,734)	1,930,945

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	1,028,670
Investments	3,762,363	69	54,793	3,142	45,340,348	45,273	(2,338,760)
Net change in unrealized appreciation
(depreciation) on investments	8,308,145	52,882	707,134	5,771	87,948,589	210,157	4,293,358
Net realized and unrealized gain (loss)	12,070,508	52,951	761,927	8,913	133,288,937	255,430	2,983,268

Net change in net assets
from operations	$10,513,859	$52,227	$706,682	$8,802	$128,285,860	$252,696	$4,914,213

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Assets
Investments, at fair value	$771,948	$4,958,842	$36,321	$13,222,011	$255,379	$9,909,668	$150,391
Receivables:
Investments in Fund shares sold	9	281	—	512	3	450	2
Investment Division units sold	—	—	—	5,000	—	—	—
Total assets	771,957	4,959,123	36,321	13,227,523	255,382	9,910,118	150,393

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	5,000	—	—	—
Investment Division units redeemed	—	95	—	29	—	107	—
Insurance fees due to Jackson
of New York	9	186	—	483	3	343	2
Total liabilities	9	281	—	5,512	3	450	2
Net assets	$771,948	$4,958,842	$36,321	$13,222,011	$255,379	$9,909,668	$150,391

Investments in Funds, shares outstanding	51,739	391,076	2,835	795,548	15,237	319,461	4,826
Investments in Funds, at cost	$687,070	$4,308,910	$34,937	$10,711,203	$228,501	$8,360,164	$135,757

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Investment Income
Dividends	$25,219	$—	$—	$—	$—	$172,784	$3,101
Expenses
Asset-based charges	2,233	34,793	17	114,077	337	109,878	431
Total expenses	2,233	34,793	17	114,077	337	109,878	431
Net investment income (loss)	22,986	(34,793)	(17)	(114,077)	(337)	62,906	2,670

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,251	—	—	—	—	54,962	841
Investments	(6,215)	92,013	(35)	278,718	109	140,774	(78)
Net change in unrealized appreciation
(depreciation) on investments	71,738	503,682	1,193	1,702,430	22,618	1,157,962	14,634
Net realized and unrealized gain (loss)	72,774	595,695	1,158	1,981,148	22,727	1,353,698	15,397

Net change in net assets
from operations	$95,760	$560,902	$1,141	$1,867,071	$22,390	$1,416,604	$18,067

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Assets
Investments, at fair value	$386,476,041	$2,153,005	$12,833,620	$203,402	$246,216,625	$1,718,519	$890,048,440
Receivables:
Investments in Fund shares sold	504,377	29	9,631	3	45,806	23	366,939
Investment Division units sold	570,638	—	2,957	—	6,084	—	53,927
Total assets	387,551,056	2,153,034	12,846,208	203,405	246,268,515	1,718,542	890,469,306

Liabilities
Payables:
Investments in Fund shares purchased	570,638	—	2,957	—	6,084	—	53,927
Investment Division units redeemed	489,678	—	9,127	—	36,297	—	332,698
Insurance fees due to Jackson
of New York	14,699	29	504	3	9,509	23	34,241
Total liabilities	1,075,015	29	12,588	3	51,890	23	420,866
Net assets	$386,476,041	$2,153,005	$12,833,620	$203,402	$246,216,625	$1,718,519	$890,048,440

Investments in Funds, shares outstanding	8,374,345	70,544	1,093,153	17,208	9,693,568	65,894	31,251,701
Investments in Funds, at cost	$253,014,405	$1,683,733	$12,367,242	$187,544	$188,324,523	$1,424,227	$641,769,183

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,941,717	4,999	155,011	684	2,897,925	3,797	10,838,017
Total expenses	3,941,717	4,999	155,011	684	2,897,925	3,797	10,838,017
Net investment income (loss)	(3,941,717)	(4,999)	(155,011)	(684)	(2,897,925)	(3,797)	(10,838,017)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	38,002,135	74,017	(329,717)	(78)	2,102,322	(6,120)	39,320,936
Net change in unrealized appreciation
(depreciation) on investments	83,247,782	414,473	(400,918)	3,133	29,514,129	249,698	102,108,908
Net realized and unrealized gain (loss)	121,249,917	488,490	(730,635)	3,055	31,616,451	243,578	141,429,844

Net change in net assets
from operations	$117,308,200	$483,491	$(885,646)	$2,371	$28,718,526	$239,781	$130,591,827

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Assets
Investments, at fair value	$180,303,176	$1,344,009	$16,128,378	$88,757	$131,352,625	$218,013	$13,591,386
Receivables:
Investments in Fund shares sold	177,977	82	11,709	1	70,197	3	1,890
Investment Division units sold	24,615	—	3,598	—	101,533	—	—
Total assets	180,505,768	1,344,091	16,143,685	88,758	131,524,355	218,016	13,593,276

Liabilities
Payables:
Investments in Fund shares purchased	24,615	—	3,598	—	101,533	—	—
Investment Division units redeemed	170,940	63	11,111	—	64,918	—	1,391
Insurance fees due to Jackson
of New York	7,037	19	598	1	5,279	3	499
Total liabilities	202,592	82	15,307	1	171,730	3	1,890
Net assets	$180,303,176	$1,344,009	$16,128,378	$88,757	$131,352,625	$218,013	$13,591,386

Investments in Funds, shares outstanding	8,335,792	60,514	1,009,285	5,503	9,594,786	15,718	1,031,213
Investments in Funds, at cost	$144,298,863	$1,093,773	$14,995,143	$83,984	$107,280,716	$178,063	$11,896,485

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$144,951
Expenses
Asset-based charges	2,123,882	3,782	221,880	379	1,591,022	668	140,609
Total expenses	2,123,882	3,782	221,880	379	1,591,022	668	140,609
Net investment income (loss)	(2,123,882)	(3,782)	(221,880)	(379)	(1,591,022)	(668)	4,342

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	783,624
Investments	(2,381,729)	(35,367)	50,051	147	998,632	229	224,094
Net change in unrealized appreciation
(depreciation) on investments	19,420,698	213,319	(627,199)	(1,037)	11,988,811	31,026	924,167
Net realized and unrealized gain (loss)	17,038,969	177,952	(577,148)	(890)	12,987,443	31,255	1,931,885

Net change in net assets
from operations	$14,915,087	$174,170	$(799,028)	$(1,269)	$11,396,421	$30,587	$1,936,227

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Assets
Investments, at fair value	$171,903	$1,002,597	$45,063,368	$168,529	$47,821,993	$513,974	$48,124,993
Receivables:
Investments in Fund shares sold	93	28	2,999	2	53,869	8	104,926
Investment Division units sold	—	—	496	—	36,877	—	8,984
Total assets	171,996	1,002,625	45,066,863	168,531	47,912,739	513,982	48,238,903

Liabilities
Payables:
Investments in Fund shares purchased	—	—	496	—	36,877	—	8,984
Investment Division units redeemed	91	—	1,263	—	52,154	—	103,144
Insurance fees due to Jackson
of New York	2	28	1,736	2	1,715	8	1,782
Total liabilities	93	28	3,495	2	90,746	8	113,910
Net assets	$171,903	$1,002,597	$45,063,368	$168,529	$47,821,993	$513,974	$48,124,993

Investments in Funds, shares outstanding	12,964	94,406	3,736,598	13,825	4,335,629	46,179	3,551,660
Investments in Funds, at cost	$160,521	$967,756	$41,113,703	$152,880	$44,693,309	$486,923	$44,317,840

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Investment Income
Dividends	$2,030	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	442	8,245	640,096	763	564,305	2,154	607,168
Total expenses	442	8,245	640,096	763	564,305	2,154	607,168
Net investment income (loss)	1,588	(8,245)	(640,096)	(763)	(564,305)	(2,154)	(607,168)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	10,050	—	—	—	—	—	—
Investments	275	(87,540)	269,738	1,959	98,121	(104)	1,576,683
Net change in unrealized appreciation
(depreciation) on investments	8,883	72,476	2,608,259	11,344	2,279,900	24,090	2,608,836
Net realized and unrealized gain (loss)	19,208	(15,064)	2,877,997	13,303	2,378,021	23,986	4,185,519

Net change in net assets
from operations	$20,796	$(23,309)	$2,237,901	$12,540	$1,813,716	$21,832	$3,578,351

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Assets
Investments, at fair value	$230,012	$86,992,145	$195,964	$72,155,552	$132,060	$100,578,621	$415,995
Receivables:
Investments in Fund shares sold	4	5,623	3	16,895	2	75,901	6
Investment Division units sold	—	60,934	—	11,273	—	4,613	—
Total assets	230,016	87,058,702	195,967	72,183,720	132,062	100,659,135	416,001

Liabilities
Payables:
Investments in Fund shares purchased	—	60,934	—	11,273	—	4,613	—
Investment Division units redeemed	—	2,262	—	14,205	—	72,055	—
Insurance fees due to Jackson
of New York	4	3,361	3	2,690	2	3,846	6
Total liabilities	4	66,557	3	28,168	2	80,514	6
Net assets	$230,012	$86,992,145	$195,964	$72,155,552	$132,060	$100,578,621	$415,995

Investments in Funds, shares outstanding	16,888	7,454,340	16,523	6,565,564	11,930	6,884,231	24,158
Investments in Funds, at cost	$215,274	$80,971,934	$188,954	$69,883,087	$125,349	$92,476,267	$385,573

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	860	1,107,475	561	1,072,087	687	1,403,702	1,456
Total expenses	860	1,107,475	561	1,072,087	687	1,403,702	1,456
Net investment income (loss)	(860)	(1,107,475)	(561)	(1,072,087)	(687)	(1,403,702)	(1,456)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	983	298,004	(15,308)	(516,401)	606	(266,943)	1,810
Net change in unrealized appreciation
(depreciation) on investments	14,526	7,433,109	5,933	(112,867)	1,654	4,423,941	20,527
Net realized and unrealized gain (loss)	15,509	7,731,113	(9,375)	(629,268)	2,260	4,156,998	22,337

Net change in net assets
from operations	$14,649	$6,623,638	$(9,936)	$(1,701,355)	$1,573	$2,753,296	$20,881

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Assets
Investments, at fair value	$34,036,169	$28,671	$60,879,204	$128,809	$16,919,051	$61,178	$23,619,225
Receivables:
Investments in Fund shares sold	22,756	—	253,409	2	907	1	2,119
Investment Division units sold	6,026	—	260,876	—	5,868	—	8,039
Total assets	34,064,951	28,671	61,393,489	128,811	16,925,826	61,179	23,629,383

Liabilities
Payables:
Investments in Fund shares purchased	6,026	—	260,876	—	5,868	—	8,039
Investment Division units redeemed	21,365	—	251,169	—	257	—	1,198
Insurance fees due to Jackson
of New York	1,391	—	2,240	2	650	1	921
Total liabilities	28,782	—	514,285	2	6,775	1	10,158
Net assets	$34,036,169	$28,671	$60,879,204	$128,809	$16,919,051	$61,178	$23,619,225

Investments in Funds, shares outstanding	2,773,934	2,252	4,367,231	9,207	1,289,562	4,586	2,095,761
Investments in Funds, at cost	$33,272,296	$30,777	$56,279,239	$119,850	$17,527,329	$55,946	$25,468,063

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$1,341,830
Expenses
Asset-based charges	457,686	94	685,330	527	224,935	184	331,070
Total expenses	457,686	94	685,330	527	224,935	184	331,070
Net investment income (loss)	(457,686)	(94)	(685,330)	(527)	(224,935)	(184)	1,010,760

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(2,619,207)	(159)	1,314,949	(15,395)	(2,100,790)	(70)	(2,240,760)
Net change in unrealized appreciation
(depreciation) on investments	924,186	1,500	2,524,929	5,585	2,093,860	7,672	(459,694)
Net realized and unrealized gain (loss)	(1,695,021)	1,341	3,839,878	(9,810)	(6,930)	7,602	(2,700,454)

Net change in net assets
from operations	$(2,152,707)	$1,247	$3,154,548	$(10,337)	$(231,865)	$7,418	$(1,689,694)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
Assets
Investments, at fair value	$39,422	$22,640,276	$142,431	$197,667,359	$50,333	$27,221,532	$5,705
Receivables:
Investments in Fund shares sold	—	12,388	56	33,384	1	1,019	—
Investment Division units sold	—	346	—	803	—	—	—
Total assets	39,422	22,653,010	142,487	197,701,546	50,334	27,222,551	5,705

Liabilities
Payables:
Investments in Fund shares purchased	—	346	—	803	—	—	—
Investment Division units redeemed	—	11,517	54	25,018	—	229	—
Insurance fees due to Jackson
of New York	—	871	2	8,366	1	790	—
Total liabilities	—	12,734	56	34,187	1	1,019	—
Net assets	$39,422	$22,640,276	$142,431	$197,667,359	$50,333	$27,221,532	$5,705

Investments in Funds, shares outstanding	3,464	3,389,263	21,812	12,598,302	3,192	1,786,190	371
Investments in Funds, at cost	$39,215	$25,499,907	$121,384	$155,561,132	$41,792	$21,781,593	$5,271

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I(a)
Investment Income
Dividends	$2,315	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	124	284,682	358	2,803,460	302	254,386	12
Total expenses	124	284,682	358	2,803,460	302	254,386	12
Net investment income (loss)	2,191	(284,682)	(358)	(2,803,460)	(302)	(254,386)	(12)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(15)	(2,860,819)	(71)	2,623,022	4,682	809,052	—
Net change in unrealized appreciation
(depreciation) on investments	(172)	4,335,982	18,878	13,638,625	2,398	1,845,669	434
Net realized and unrealized gain (loss)	(187)	1,475,163	18,807	16,261,647	7,080	2,654,721	434

Net change in net assets
from operations	$2,004	$1,190,481	$18,449	$13,458,187	$6,778	$2,400,335	$422

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Assets
Investments, at fair value	$524,877,641	$4,277,989	$737,742,758	$3,957,538	$434,827,165	$2,753,286	$81,937,783
Receivables:
Investments in Fund shares sold	135,412	204	1,637,254	351	366,533	184	85,662
Investment Division units sold	186,395	—	1,172,192	—	182,263	—	329,737
Total assets	525,199,448	4,278,193	740,552,204	3,957,889	435,375,961	2,753,470	82,353,182

Liabilities
Payables:
Investments in Fund shares purchased	186,395	—	1,172,192	—	182,263	—	329,737
Investment Division units redeemed	116,767	148	1,608,779	302	348,969	150	82,655
Insurance fees due to Jackson
of New York	18,645	56	28,475	49	17,564	34	3,007
Total liabilities	321,807	204	2,809,446	351	548,796	184	415,399
Net assets	$524,877,641	$4,277,989	$737,742,758	$3,957,538	$434,827,165	$2,753,286	$81,937,783

Investments in Funds, shares outstanding	25,945,509	209,705	10,799,923	55,662	6,274,562	37,629	7,751,919
Investments in Funds, at cost	$419,131,908	$3,612,065	$464,275,583	$3,177,338	$282,768,455	$2,255,496	$78,464,450

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,275,229	13,007	8,872,153	10,919	5,567,329	8,122	1,015,064
Total expenses	5,275,229	13,007	8,872,153	10,919	5,567,329	8,122	1,015,064
Net investment income (loss)	(5,275,229)	(13,007)	(8,872,153)	(10,919)	(5,567,329)	(8,122)	(1,015,064)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	15,360,232	31,705	52,453,058	178,385	23,139,902	54,559	1,192,643
Net change in unrealized appreciation
(depreciation) on investments	61,012,546	530,508	150,350,826	662,414	58,287,743	393,732	1,579,082
Net realized and unrealized gain (loss)	76,372,778	562,213	202,803,884	840,799	81,427,645	448,291	2,771,725

Net change in net assets
from operations	$71,097,549	$549,206	$193,931,731	$829,880	$75,860,316	$440,169	$1,756,661

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Assets
Investments, at fair value	$1,444,632	$9,548,448	$24,071	$202,461,004	$2,081,265	$41,416,564	$1,812,352
Receivables:
Investments in Fund shares sold	16	465	—	39,574	24	2,296	23
Investment Division units sold	—	5,000	—	159,183	—	17,115	—
Total assets	1,444,648	9,553,913	24,071	202,659,761	2,081,289	41,435,975	1,812,375

Liabilities
Payables:
Investments in Fund shares purchased	—	5,000	—	159,183	—	17,115	—
Investment Division units redeemed	—	131	—	31,290	—	713	—
Insurance fees due to Jackson
of New York	16	334	—	8,284	24	1,583	23
Total liabilities	16	5,465	—	198,757	24	19,411	23
Net assets	$1,444,632	$9,548,448	$24,071	$202,461,004	$2,081,265	$41,416,564	$1,812,352

Investments in Funds, shares outstanding	134,509	837,583	2,117	10,588,965	103,289	2,656,611	114,997
Investments in Funds, at cost	$1,383,101	$8,912,412	$22,678	$165,807,343	$1,804,386	$32,372,272	$1,409,081

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	6,047	107,223	176	2,589,050	5,909	493,555	5,767
Total expenses	6,047	107,223	176	2,589,050	5,909	493,555	5,767
Net investment income (loss)	(6,047)	(107,223)	(176)	(2,589,050)	(5,909)	(493,555)	(5,767)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	643	7,568	677	526,492	(47,932)	1,204,596	(5,230)
Net change in unrealized appreciation
(depreciation) on investments	55,747	294,753	1,097	18,716,137	247,684	4,082,768	381,951
Net realized and unrealized gain (loss)	56,390	302,321	1,774	19,242,629	199,752	5,287,364	376,721

Net change in net assets
from operations	$50,343	$195,098	$1,598	$16,653,579	$193,843	$4,793,809	$370,954

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Assets
Investments, at fair value	$45,269,477	$2,157,140	$13,489,830	$547,655	$35,096,090	$1,721,109	$97,027,914
Receivables:
Investments in Fund shares sold	2,577	29	865	7	2,533	23	313,323
Investment Division units sold	31,287	—	—	—	10,000	—	289,493
Total assets	45,303,341	2,157,169	13,490,695	547,662	35,108,623	1,721,132	97,630,730

Liabilities
Payables:
Investments in Fund shares purchased	31,287	—	—	—	10,000	—	289,493
Investment Division units redeemed	836	—	360	—	1,220	—	309,595
Insurance fees due to Jackson
of New York	1,741	29	505	7	1,313	23	3,728
Total liabilities	33,864	29	865	7	12,533	23	602,816
Net assets	$45,269,477	$2,157,140	$13,489,830	$547,655	$35,096,090	$1,721,109	$97,027,914

Investments in Funds, shares outstanding	3,572,966	168,395	1,170,992	47,049	2,601,638	125,812	5,284,745
Investments in Funds, at cost	$39,543,250	$1,812,125	$12,825,782	$529,843	$28,836,960	$1,380,680	$65,078,686

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	486,779	8,784	148,841	2,324	360,173	6,263	856,273
Total expenses	486,779	8,784	148,841	2,324	360,173	6,263	856,273
Net investment income (loss)	(486,779)	(8,784)	(148,841)	(2,324)	(360,173)	(6,263)	(856,273)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	29,862	(41,744)	342,978	(6,319)	312,730	4,661	3,569,496
Net change in unrealized appreciation
(depreciation) on investments	1,903,230	245,304	201,433	17,148	4,223,367	233,243	26,782,352
Net realized and unrealized gain (loss)	1,933,092	203,560	544,411	10,829	4,536,097	237,904	30,351,848

Net change in net assets
from operations	$1,446,313	$194,776	$395,570	$8,505	$4,175,924	$231,641	$29,495,575

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Assets
Investments, at fair value	$1,611,634	$36,901,470	$984,085	$32,557,019	$1,259,912	$37,467,804	$1,972,390
Receivables:
Investments in Fund shares sold	100	4,793	134	1,676	15	10,098	29
Investment Division units sold	—	14,665	—	—	—	1,267	—
Total assets	1,611,734	36,920,928	984,219	32,558,695	1,259,927	37,479,169	1,972,419

Liabilities
Payables:
Investments in Fund shares purchased	—	14,665	—	—	—	1,267	—
Investment Division units redeemed	80	3,371	119	495	—	8,702	—
Insurance fees due to Jackson
of New York	20	1,422	15	1,181	15	1,396	29
Total liabilities	100	19,458	134	1,676	15	11,365	29
Net assets	$1,611,634	$36,901,470	$984,085	$32,557,019	$1,259,912	$37,467,804	$1,972,390

Investments in Funds, shares outstanding	86,974	3,100,964	81,939	2,627,685	100,311	2,897,742	150,449
Investments in Funds, at cost	$1,126,692	$30,821,427	$841,157	$28,369,028	$1,082,867	$31,705,339	$1,725,490

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,760	398,078	2,412	349,295	5,235	442,594	5,680
Total expenses	3,760	398,078	2,412	349,295	5,235	442,594	5,680
Net investment income (loss)	(3,760)	(398,078)	(2,412)	(349,295)	(5,235)	(442,594)	(5,680)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	7,024	(391,074)	(2,850)	246,401	(21,399)	524,355	176
Net change in unrealized appreciation
(depreciation) on investments	460,923	3,837,794	109,485	2,439,079	121,534	3,259,749	225,441
Net realized and unrealized gain (loss)	467,947	3,446,720	106,635	2,685,480	100,135	3,784,104	225,617

Net change in net assets
from operations	$464,187	$3,048,642	$104,223	$2,336,185	$94,900	$3,341,510	$219,937

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Assets
Investments, at fair value	$20,107,085	$410,194	$82,764,484	$104,502	$27,749,546	$884,790	$2,045,285
Receivables:
Investments in Fund shares sold	2,376	139	116,029	1	12,319	10	80
Investment Division units sold	—	—	15,597	—	1,500	—	5,088
Total assets	20,109,461	410,333	82,896,110	104,503	27,763,365	884,800	2,050,453

Liabilities
Payables:
Investments in Fund shares purchased	—	—	15,597	—	1,500	—	5,088
Investment Division units redeemed	1,611	133	112,816	—	11,305	—	17
Insurance fees due to Jackson
of New York	765	6	3,213	1	1,014	10	63
Total liabilities	2,376	139	131,626	1	13,819	10	5,168
Net assets	$20,107,085	$410,194	$82,764,484	$104,502	$27,749,546	$884,790	$2,045,285

Investments in Funds, shares outstanding	1,303,961	26,328	5,244,898	6,548	1,279,370	40,661	173,182
Investments in Funds, at cost	$14,911,364	$306,396	$64,256,154	$77,772	$21,200,273	$692,441	$1,803,237

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$59,102	$2,629	$—
Expenses
Asset-based charges	255,030	1,654	824,976	455	268,538	2,139	24,839
Total expenses	255,030	1,654	824,976	455	268,538	2,139	24,839
Net investment income (loss)	(255,030)	(1,654)	(824,976)	(455)	(209,436)	490	(24,839)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	495,094	15,025	—
Investments	195,405	(1,274)	1,163,124	181	1,056,695	(30,362)	(14,020)
Net change in unrealized appreciation
(depreciation) on investments	3,169,004	78,041	10,961,886	17,704	4,728,484	187,229	(2,141)
Net realized and unrealized gain (loss)	3,364,409	76,767	12,125,010	17,885	6,280,273	171,892	(16,161)

Net change in net assets
from operations	$3,109,379	$75,113	$11,300,034	$17,430	$6,070,837	$172,382	$(41,000)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$—	$532,082,807	$1,128,163	$127,863,389	$2,203,773	$50,085,702	$—
Receivables:
Investments in Fund shares sold	—	539,859	15	845,471	26	69,820	—
Investment Division units sold	—	134,024	—	631,897	—	83,788	—
Total assets	—	532,756,690	1,128,178	129,340,757	2,203,799	50,239,310	—

Liabilities
Payables:
Investments in Fund shares purchased	—	134,024	—	631,897	—	83,788	—
Investment Division units redeemed	—	519,771	—	841,095	—	67,757	—
Insurance fees due to Jackson
of New York	—	20,088	15	4,376	26	2,063	—
Total liabilities	—	673,883	15	1,477,368	26	153,608	—
Net assets	$—	$532,082,807	$1,128,163	$127,863,389	$2,203,773	$50,085,702	$—

Investments in Funds, shares outstanding	—	18,507,228	37,756	127,863,389	2,203,773	2,079,108	—
Investments in Funds, at cost	$—	$423,563,674	$907,868	$127,863,389	$2,203,773	$44,500,495	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$210,532	$2,548	$—	$—
Expenses
Asset-based charges	—	6,709,743	4,607	1,462,232	3,966	705,085	—
Total expenses	—	6,709,743	4,607	1,462,232	3,966	705,085	—
Net investment income (loss)	—	(6,709,743)	(4,607)	(1,251,700)	(1,418)	(705,085)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	11,831,643	10,434	—	—	(602,438)	—
Net change in unrealized appreciation
(depreciation) on investments	—	27,254,484	88,556	—	—	587,270	—
Net realized and unrealized gain (loss)	—	39,086,127	98,990	—	—	(15,168)	—

Net change in net assets
from operations	$—	$32,376,384	$94,383	$(1,251,700)	$(1,418)	$(720,253)	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Institutional Alt 100 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	32,516	566,907	26	401,253	—	16,445	—
Total expenses	32,516	566,907	26	401,253	—	16,445	—
Net investment income (loss)	(32,516)	(566,907)	(26)	(401,253)	—	(16,445)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(579,974)	3,726,453	(1,131)	2,045,072	—	(308,633)	—
Net change in unrealized appreciation
(depreciation) on investments	(591,722)	(20,377,580)	(617)	(12,474,241)	—	(246,178)	—
Net realized and unrealized gain (loss)	(1,171,696)	(16,651,127)	(1,748)	(10,429,169)	—	(554,811)	—

Net change in net assets
from operations	$(1,204,212)	$(17,218,034)	$(1,774)	$(10,830,422)	$—	$(571,256)	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/FAMCO Flex Core Covered Call Fund - Class A(a)	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A(a)	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	45,022	—	300,658	70	119,178	8	32,738
Total expenses	45,022	—	300,658	70	119,178	8	32,738
Net investment income (loss)	(45,022)	—	(300,658)	(70)	(119,178)	(8)	(32,738)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(1,813,429)	—	(6,770,345)	(2,122)	(4,651,546)	(1,689)	(981,386)
Net change in unrealized appreciation
(depreciation) on investments	(928,005)	—	(3,399,127)	(4,885)	(865,363)	507	(236,890)
Net realized and unrealized gain (loss)	(2,741,434)	—	(10,169,472)	(7,007)	(5,516,909)	(1,182)	(1,218,276)

Net change in net assets
from operations	$(2,786,456)	$—	$(10,470,130)	$(7,077)	$(5,636,087)	$(1,190)	$(1,251,014)

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Invesco China-India Fund - Class A(a)	JNL/Invesco China-India Fund - Class I(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class A(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class I(a)	JNL/Mellon S&P 1500 Value Index Fund - Class A(a)	JNL/Mellon S&P 1500 Value Index Fund - Class I(a)	JNL/Neuberger Berman Currency Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	210,997	46	45,134	103	29,589	298	3,466
Total expenses	210,997	46	45,134	103	29,589	298	3,466
Net investment income (loss)	(210,997)	(46)	(45,134)	(103)	(29,589)	(298)	(3,466)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(2,340,294)	(3,510)	373,953	1,976	(1,046,987)	(36,621)	(31,031)
Net change in unrealized appreciation
(depreciation) on investments	(4,504,069)	(552)	(1,136,850)	(2,925)	(705,781)	(15,239)	4,231
Net realized and unrealized gain (loss)	(6,844,363)	(4,062)	(762,897)	(949)	(1,752,768)	(51,860)	(26,800)

Net change in net assets
from operations	$(7,055,360)	$(4,108)	$(808,031)	$(1,052)	$(1,782,357)	$(52,158)	$(30,266)

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A(a)	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	22,273	—	8,878	136,285	60	61,594
Total expenses	—	22,273	—	8,878	136,285	60	61,594
Net investment income (loss)	—	(22,273)	—	(8,878)	(136,285)	(60)	(61,594)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	146,387	—	(742,785)	(14,120,057)	(16,263)	(1,329,187)
Net change in unrealized appreciation
(depreciation) on investments	—	(321,761)	—	(80,404)	1,232,343	(1,642)	(2,866,491)
Net realized and unrealized gain (loss)	—	(175,374)	—	(823,189)	(12,887,714)	(17,905)	(4,195,678)

Net change in net assets
from operations	$—	$(197,647)	$—	$(832,067)	$(13,023,999)	$(17,965)	$(4,257,272)

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A(a)	JNL/S&P Mid 3 Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	17	74,106	14	12,066	8,697	67	16,399
Total expenses	17	74,106	14	12,066	8,697	67	16,399
Net investment income (loss)	(17)	(74,106)	(14)	(12,066)	(8,697)	(67)	(16,399)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(2,534)	(6,742,568)	(8,055)	40,408	(561,012)	(12,208)	1,055,126
Net change in unrealized appreciation
(depreciation) on investments	(1,167)	(886,668)	—	(175,684)	54,362	3,837	(684,354)
Net realized and unrealized gain (loss)	(3,701)	(7,629,236)	(8,055)	(135,276)	(506,650)	(8,371)	370,772

Net change in net assets
from operations	$(3,718)	$(7,703,342)	$(8,069)	$(147,342)	$(515,347)	$(8,438)	$354,373

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Operations
Net investment income (loss)	$(1,172,746)	$(1,112)	$(501,993)	$(9)	$(2,025,733)	$(717)	$207,874
Net realized gain (loss) on investments	3,202,976	(19,737)	653,632	5,594	5,037,299	235	1,696,468
Net change in unrealized appreciation
(depreciation) on investments	10,630,951	41,275	2,985,788	(5,153)	17,063,212	45,702	631,450
Net change in net assets
from operations	12,661,181	20,426	3,137,427	432	20,074,778	45,220	2,535,792

Contract transactions
Purchase payments	4,781,128	442,000	5,690,415	—	8,240,429	—	2,013,423
Surrenders and terminations	(5,877,287)	—	(3,311,901)	—	(7,698,709)	—	(890,376)
Transfers between Investment Divisions	(1,747,080)	16,890	11,632,406	(57,642)	(4,625,467)	90,321	(2,366,929)
Contract owner charges	(905,049)	(3,061)	(149,269)	—	(1,551,361)	(1,512)	(73,979)
Net change in net assets
from contract transactions	(3,748,288)	455,829	13,861,651	(57,642)	(5,635,108)	88,809	(1,317,861)

Net change in net assets	8,912,893	476,255	16,999,078	(57,210)	14,439,670	134,029	1,217,931

Net assets beginning of year	91,077,523	281,861	34,588,805	57,210	155,698,400	77,903	27,606,072

Net assets end of year	$99,990,416	$758,116	$51,587,883	$—	$170,138,070	$211,932	$28,824,003

Contract unit transactions
Units outstanding at beginning of year	5,713,193	19,339	2,832,095	4,449	9,369,643	5,131	1,591,678
Units issued	999,604	33,396	2,162,924	—	1,064,996	7,089	392,896
Units redeemed	(1,245,901)	(12,313)	(1,019,446)	(4,449)	(1,439,407)	(101)	(483,007)
Units outstanding at end of year	5,466,896	40,422	3,975,573	—	8,995,232	12,119	1,501,567
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,126,749	$595,757	$25,986,094	$—	$17,487,996	$90,322	$8,162,592
Proceeds from sales	$20,047,783	$141,040	$12,626,436	$57,651	$25,148,836	$2,229	$7,749,627

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$3,510	$119,332	$—	$235,905	$38,166	$(1,450,538)	$(491)
Net realized gain (loss) on investments	17,141	645,844	—	2,231,889	91,033	2,051,286	35
Net change in unrealized appreciation
(depreciation) on investments	10,507	365,270	—	73,885	18,274	18,664,325	12,363
Net change in net assets
from operations	31,158	1,130,446	—	2,541,679	147,473	19,265,073	11,907

Contract transactions
Purchase payments	—	3,236,171	—	3,411,408	1,688,375	8,960,882	—
Surrenders and terminations	—	(889,049)	—	(1,465,929)	(10,000)	(10,246,887)	—
Transfers between Investment Divisions	48,966	(507,108)	—	(5,953,735)	11,093	76,878,095	13,297
Contract owner charges	(2,382)	(39,491)	—	(62,307)	(3,625)	(1,011,345)	(338)
Net change in net assets
from contract transactions	46,584	1,800,523	—	(4,070,563)	1,685,843	74,580,745	12,959

Net change in net assets	77,742	2,930,969	—	(1,528,884)	1,833,316	93,845,818	24,866

Net assets beginning of year	150,162	13,539,842	—	30,709,632	24,681	48,444,829	96,340

Net assets end of year	$227,904	$16,470,811	$—	$29,180,748	$1,857,997	$142,290,647	$121,206

Contract unit transactions
Units outstanding at beginning of year	9,305	996,274	—	1,965,750	1,664	3,455,553	6,686
Units issued	6,590	438,634	—	641,733	99,439	7,290,737	914
Units redeemed	(3,235)	(303,196)	—	(896,586)	(777)	(1,344,601)	(24)
Units outstanding at end of year	12,660	1,131,712	—	1,710,897	100,326	9,401,689	7,576
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$114,776	$6,566,934	$—	$11,271,427	$1,830,516	$93,226,635	$13,297
Proceeds from sales	$52,736	$4,129,357	$—	$13,687,825	$15,718	$20,096,429	$829

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Alternative Fund - Class I(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Operations
Net investment income (loss)	$(3,127,466)	$(1,077)	$(85,530)	$(88)	$88,648	$3,134	$1,104
Net realized gain (loss) on investments	6,257,138	12,429	147,199	5	958,810	(3,126)	6,827
Net change in unrealized appreciation
(depreciation) on investments	40,282,179	(6,929)	1,318,695	2,800	20,346,930	48,934	13,853
Net change in net assets
from operations	43,411,851	4,423	1,380,364	2,717	21,394,388	48,942	21,784

Contract transactions
Purchase payments	7,305,182	—	412,141	—	2,173,477	180,000	127,467
Surrenders and terminations	(16,490,362)	—	(702,855)	—	(3,905,399)	—	(1,982)
Transfers between Investment Divisions	102,988,341	(189,108)	8,880,924	47,407	31,682,956	37,824	(134,748)
Contract owner charges	(2,243,027)	(1,702)	(4,245)	(205)	(652,941)	(3,617)	(151)
Net change in net assets
from contract transactions	91,560,134	(190,810)	8,585,965	47,202	29,298,093	214,207	(9,414)

Net change in net assets	134,971,985	(186,387)	9,966,329	49,919	50,692,481	263,149	12,370

Net assets beginning of year	149,565,459	329,604	1,639,180	—	35,003,798	139,935	140,661

Net assets end of year	$284,537,444	$143,217	$11,605,509	$49,919	$85,696,279	$403,084	$153,031

Contract unit transactions
Units outstanding at beginning of year	9,059,811	20,865	157,915	—	2,467,817	8,018	13,403
Units issued	9,375,079	3,753	1,104,375	4,316	5,048,263	14,370	13,390
Units redeemed	(2,770,465)	(17,189)	(207,160)	(18)	(1,856,544)	(949)	(15,648)
Units outstanding at end of year	15,664,425	7,429	1,055,130	4,298	5,659,536	21,439	11,145
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$135,633,108	$62,394	$10,726,666	$47,407	$52,411,761	$230,707	$154,327
Proceeds from sales	$47,200,440	$254,281	$2,226,231	$293	$23,025,020	$13,365	$162,637

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Operations
Net investment income (loss)	$(177,796)	$(2,252)	$(1,980,708)	$(3,494)	$(676,325)	$(138)	$(28,803)
Net realized gain (loss) on investments	128,854	177	8,803,853	14,271	(1,325,538)	(13,687)	221,498
Net change in unrealized appreciation
(depreciation) on investments	2,004,427	71,606	47,585,896	345,055	5,067,873	7,995	1,423,312
Net change in net assets
from operations	1,955,485	69,531	54,409,041	355,832	3,066,010	(5,830)	1,616,007

Contract transactions
Purchase payments	2,800,380	165,000	12,802,253	709,682	3,620,452	2,500	6,085,263
Surrenders and terminations	(472,758)	(581)	(7,614,876)	(4,839)	(2,652,624)	—	(219,716)
Transfers between Investment Divisions	639,104	33,205	(10,283,250)	55,758	(1,069,202)	9,234	311,816
Contract owner charges	(139,610)	(5,210)	(1,510,899)	(7,391)	(523,650)	(476)	(71,694)
Net change in net assets
from contract transactions	2,827,116	192,414	(6,606,772)	753,210	(625,024)	11,258	6,105,669

Net change in net assets	4,782,601	261,945	47,802,269	1,109,042	2,440,986	5,428	7,721,676

Net assets beginning of year	13,303,944	319,140	133,033,927	360,276	55,692,983	40,410	3,914,129

Net assets end of year	$18,086,545	$581,085	$180,836,196	$1,469,318	$58,133,969	$45,838	$11,635,805

Contract unit transactions
Units outstanding at beginning of year	925,992	21,448	2,134,315	4,306	2,439,196	1,399	294,256
Units issued	570,604	13,311	579,396	8,449	738,168	1,143	647,149
Units redeemed	(383,132)	(630)	(705,658)	(1,240)	(732,492)	(1,040)	(197,509)
Units outstanding at end of year	1,113,464	34,129	2,008,053	11,515	2,444,872	1,502	743,896
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,820,685	$201,297	$39,386,837	$874,127	$13,986,750	$27,975	$8,704,559
Proceeds from sales	$5,171,365	$11,135	$47,974,317	$124,412	$15,288,100	$16,855	$2,627,694

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(1,592,250)	$(1,155)	$(3,228,836)	$(3,116)	$(115,939)	$(422)	$(404,704)
Net realized gain (loss) on investments	2,533,848	845	12,002,331	47,158	28,318	(3)	549,246
Net change in unrealized appreciation
(depreciation) on investments	11,546,722	25,135	4,620,564	36,092	340,410	4,949	1,842,721
Net change in net assets
from operations	12,488,320	24,825	13,394,059	80,134	252,789	4,524	1,987,263

Contract transactions
Purchase payments	21,672,353	—	12,514,332	580,669	3,059,885	—	1,216,615
Surrenders and terminations	(5,679,070)	(6,995)	(13,219,455)	(5,458)	(276,895)	—	(2,246,313)
Transfers between Investment Divisions	4,255,969	(947)	(16,821,623)	(99,013)	(465,272)	24,167	(156,029)
Contract owner charges	(1,173,415)	(2,359)	(2,660,835)	(8,697)	(66,605)	(577)	(356,210)
Net change in net assets
from contract transactions	19,075,837	(10,301)	(20,187,581)	467,501	2,251,113	23,590	(1,541,937)

Net change in net assets	31,564,157	14,524	(6,793,522)	547,635	2,503,902	28,114	445,326

Net assets beginning of year	102,171,854	220,077	239,318,378	518,780	7,945,984	82,084	28,095,626

Net assets end of year	$133,736,011	$234,601	$232,524,856	$1,066,415	$10,449,886	$110,198	$28,540,952

Contract unit transactions
Units outstanding at beginning of year	5,724,929	9,400	10,666,751	20,138	731,475	7,430	2,594,401
Units issued	2,828,897	60	2,173,548	38,429	634,120	2,295	638,529
Units redeemed	(1,803,266)	(511)	(3,132,177)	(20,466)	(428,628)	(107)	(792,451)
Units outstanding at end of year	6,750,560	8,949	9,708,122	38,101	936,967	9,618	2,440,479
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$50,849,832	$1,255	$44,879,645	$1,033,851	$6,627,163	$24,685	$7,134,066
Proceeds from sales	$33,366,244	$12,711	$68,296,062	$569,465	$4,491,990	$1,517	$9,080,706

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(240)	$(420,057)	$(2,305)	$(631,528)	$(684)	$(2,081,912)	$(1,687)
Net realized gain (loss) on investments	2,009	2,023,649	25,270	1,920,084	(1,595)	7,011,077	7,453
Net change in unrealized appreciation
(depreciation) on investments	3,953	8,120,086	79,730	10,118,988	41,302	22,556,999	104,592
Net change in net assets
from operations	5,722	9,723,678	102,695	11,407,544	39,023	27,486,164	110,358

Contract transactions
Purchase payments	18,750	5,143,632	15,709	2,492,784	35,709	17,850,199	53,750
Surrenders and terminations	(1,024)	(1,319,774)	(88,524)	(2,139,839)	—	(8,016,524)	(6,963)
Transfers between Investment Divisions	(1,360)	5,502,719	28,909	(3,043,024)	(6,161)	6,415,650	355,918
Contract owner charges	(531)	(223,883)	(3,442)	(544,976)	(1,728)	(1,596,965)	(4,219)
Net change in net assets
from contract transactions	15,835	9,102,694	(47,348)	(3,235,055)	27,820	14,652,360	398,486

Net change in net assets	21,557	18,826,372	55,347	8,172,489	66,843	42,138,524	508,844

Net assets beginning of year	29,682	28,703,493	334,696	44,936,514	124,096	139,861,397	112,722

Net assets end of year	$51,239	$47,529,865	$390,043	$53,109,003	$190,939	$181,999,921	$621,566

Contract unit transactions
Units outstanding at beginning of year	2,935	1,603,659	17,914	2,519,152	6,088	7,868,493	5,926
Units issued	3,403	1,093,339	2,518	414,027	1,749	2,742,398	24,417
Units redeemed	(2,049)	(620,680)	(4,275)	(598,207)	(606)	(1,972,987)	(3,066)
Units outstanding at end of year	4,289	2,076,318	16,157	2,334,972	7,231	8,637,904	27,277
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$43,133	$20,635,356	$48,752	$7,331,337	$37,222	$49,572,040	$460,622
Proceeds from sales	$27,538	$11,952,720	$98,405	$11,197,920	$10,087	$37,001,593	$63,823

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,584,068)	$(2,815)	$(5,763,662)	$(9,366)	$(1,333,513)	$(1,242)	$(2,100,949)
Net realized gain (loss) on investments	12,639,096	60,619	24,980,039	102,203	1,792,362	3,188	6,899,240
Net change in unrealized appreciation
(depreciation) on investments	43,936,350	226,550	26,453,076	261,114	10,052,488	37,019	17,174,737
Net change in net assets
from operations	54,991,378	284,354	45,669,453	353,951	10,511,337	38,965	21,973,028

Contract transactions
Purchase payments	31,395,869	203,265	39,267,964	1,237,456	4,469,353	32,348	14,204,219
Surrenders and terminations	(5,907,328)	(613)	(22,713,942)	(28,224)	(4,167,121)	—	(9,267,644)
Transfers between Investment Divisions	30,168,932	319,691	(22,387,748)	139,570	(8,593,420)	(2,984)	(9,441,142)
Contract owner charges	(895,092)	(6,815)	(4,639,172)	(24,171)	(1,022,829)	(3,659)	(1,453,278)
Net change in net assets
from contract transactions	54,762,381	515,528	(10,472,898)	1,324,631	(9,314,017)	25,705	(5,957,845)

Net change in net assets	109,753,759	799,882	35,196,555	1,678,582	1,197,320	64,670	16,015,183

Net assets beginning of year	86,755,963	366,478	427,858,002	1,573,301	104,568,571	275,018	147,102,268

Net assets end of year	$196,509,722	$1,166,360	$463,054,557	$3,251,883	$105,765,891	$339,688	$163,117,451

Contract unit transactions
Units outstanding at beginning of year	3,360,877	13,103	16,700,744	54,520	6,872,154	16,482	9,353,153
Units issued	3,574,407	29,461	3,771,215	75,044	1,223,621	6,439	1,767,302
Units redeemed	(1,836,523)	(14,875)	(4,286,742)	(30,383)	(1,893,155)	(5,049)	(2,161,046)
Units outstanding at end of year	5,098,761	27,689	16,185,217	99,181	6,202,620	17,872	8,959,409
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$109,254,704	$982,226	$94,208,374	$2,248,059	$17,063,084	$110,973	$28,316,075
Proceeds from sales	$56,076,390	$469,513	$110,444,934	$932,794	$27,710,613	$86,509	$36,374,869

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Operations
Net investment income (loss)	$(1,043)	$(1,142,598)	$(2,378)	$(62,164)	$(113)	$(437,672)	$—
Net realized gain (loss) on investments	174	3,252,077	15,716	116,471	(3)	1,087,856	—
Net change in unrealized appreciation
(depreciation) on investments	58,219	13,937,036	145,755	707,121	2,805	1,831,201	—
Net change in net assets
from operations	57,350	16,046,515	159,093	761,428	2,689	2,481,385	—

Contract transactions
Purchase payments	664,256	5,441,371	260,038	1,385,262	—	368,801	—
Surrenders and terminations	—	(3,810,221)	(2,381)	(291,254)	—	(2,417,184)	—
Transfers between Investment Divisions	78,981	(2,829,763)	(77,948)	1,027,700	26,595	(3,576,206)	—
Contract owner charges	(2,481)	(957,863)	(6,562)	(40,330)	—	(368,230)	—
Net change in net assets
from contract transactions	740,756	(2,156,476)	173,147	2,081,378	26,595	(5,992,819)	—

Net change in net assets	798,106	13,890,039	332,240	2,842,806	29,284	(3,511,434)	—

Net assets beginning of year	56,294	78,394,447	299,957	2,946,477	—	33,467,495	—

Net assets end of year	$854,400	$92,284,486	$632,197	$5,789,283	$29,284	$29,956,061	$—

Contract unit transactions
Units outstanding at beginning of year	3,349	5,435,501	18,358	277,727	—	1,907,510	—
Units issued	40,011	1,358,349	17,763	442,305	2,455	183,875	—
Units redeemed	(141)	(1,526,098)	(4,929)	(225,542)	—	(534,278)	—
Units outstanding at end of year	43,219	5,267,752	31,192	494,490	2,455	1,557,107	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$743,238	$19,262,654	$260,945	$4,431,396	$26,595	$2,935,869	$—
Proceeds from sales	$3,524	$22,561,728	$90,177	$2,412,182	$113	$9,366,361	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Operations
Net investment income (loss)	$(79,945)	$(3,593)	$61	$(2,356,600)	$(547)	$(528,914)	$(1)
Net realized gain (loss) on investments	(834,787)	5,419	(2)	3,982,888	16	(2,231,404)	215
Net change in unrealized appreciation
(depreciation) on investments	714,928	117,436	4,581	25,095,886	15,343	5,964,060	57
Net change in net assets
from operations	(199,804)	119,262	4,640	26,722,174	14,812	3,203,742	271

Contract transactions
Purchase payments	136,164	554,176	—	5,032,759	—	1,522,864	—
Surrenders and terminations	(665,874)	(59,512)	—	(12,448,263)	—	(2,515,048)	—
Transfers between Investment Divisions	(767,770)	260,639	24,959	(8,866,955)	1,109	5,152,284	79
Contract owner charges	(5,899)	(4,940)	(400)	(1,897,278)	(613)	(412,881)	(67)
Net change in net assets
from contract transactions	(1,303,379)	750,363	24,559	(18,179,737)	496	3,747,219	12

Net change in net assets	(1,503,183)	869,625	29,199	8,542,437	15,308	6,950,961	283

Net assets beginning of year	8,348,498	96,904	6,532	175,605,242	81,885	39,911,433	—

Net assets end of year	$6,845,315	$966,529	$35,731	$184,147,679	$97,193	$46,862,394	$283

Contract unit transactions
Units outstanding at beginning of year	932,090	9,218	618	12,402,532	6,019	5,167,808	—
Units issued	381,118	108,406	2,590	1,016,630	218	2,344,187	180
Units redeemed	(524,994)	(30,280)	(41)	(2,328,384)	(207)	(1,658,971)	(150)
Units outstanding at end of year	788,214	87,344	3,167	11,090,778	6,030	5,853,024	30
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,424,034	$1,040,025	$25,109	$14,718,033	$3,381	$14,742,536	$1,350
Proceeds from sales	$4,807,358	$293,254	$488	$35,254,370	$3,432	$11,524,231	$1,339

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(4,040,937)	$(6,481)	$(29,557)	$(382)	$1,140,589	$1,715	$(492,509)
Net realized gain (loss) on investments	22,626,234	60,245	(100,885)	(169)	(1,505,211)	(2,638)	1,866,914
Net change in unrealized appreciation
(depreciation) on investments	68,459,816	381,482	146,612	5,233	1,956,531	3,931	8,631,017
Net change in net assets
from operations	87,045,113	435,246	16,170	4,682	1,591,909	3,008	10,005,422

Contract transactions
Purchase payments	25,979,558	997,310	285,719	—	2,536,069	12,348	10,299,322
Surrenders and terminations	(15,580,095)	(2,650)	(80,722)	—	(1,487,041)	—	(1,066,644)
Transfers between Investment Divisions	12,504,378	159,474	379,098	51,323	(1,268,198)	(24,794)	(4,845)
Contract owner charges	(3,225,639)	(13,749)	(15,758)	(1,115)	(398,355)	(579)	(326,449)
Net change in net assets
from contract transactions	19,678,202	1,140,385	568,337	50,208	(617,525)	(13,025)	8,901,384

Net change in net assets	106,723,315	1,575,631	584,507	54,890	974,384	(10,017)	18,906,806

Net assets beginning of year	235,864,352	757,682	2,280,557	70,208	41,381,282	57,553	28,922,480

Net assets end of year	$342,587,667	$2,333,313	$2,865,064	$125,098	$42,355,666	$47,536	$47,829,286

Contract unit transactions
Units outstanding at beginning of year	3,295,500	7,475	222,311	6,701	2,696,661	2,623	2,093,330
Units issued	1,252,466	12,627	186,259	5,411	626,698	1,168	1,684,654
Units redeemed	(1,063,363)	(3,925)	(123,444)	(117)	(678,365)	(1,743)	(1,088,425)
Units outstanding at end of year	3,484,603	16,177	285,126	11,995	2,644,994	2,048	2,689,559
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$103,902,265	$1,597,149	$1,676,034	$51,322	$9,909,336	$22,210	$24,618,862
Proceeds from sales	$88,265,000	$463,245	$1,137,254	$1,497	$9,386,272	$33,521	$16,209,986

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(2,535)	$24,636	$530	$(6,326)	$387	$5,404	$—
Net realized gain (loss) on investments	56,105	7,567	27	(1,026)	57	216,843	—
Net change in unrealized appreciation
(depreciation) on investments	103,202	1,326,841	4,342	173,617	3,677	994,700	—
Net change in net assets
from operations	156,772	1,359,044	4,899	166,265	4,121	1,216,947	—

Contract transactions
Purchase payments	63,750	2,956,163	2,500	632,813	—	1,869,461	—
Surrenders and terminations	(9,027)	(347,631)	—	(18,311)	—	(770,601)	—
Transfers between Investment Divisions	87,405	(519,598)	307	182,120	69,992	(868,700)	—
Contract owner charges	(6,732)	(122,572)	(568)	(10,865)	(90)	(105,223)	—
Net change in net assets
from contract transactions	135,396	1,966,362	2,239	785,757	69,902	124,937	—

Net change in net assets	292,168	3,325,406	7,138	952,022	74,023	1,341,884	—

Net assets beginning of year	357,640	12,655,519	44,134	761,773	—	11,325,352	—

Net assets end of year	$649,808	$15,980,925	$51,272	$1,713,795	$74,023	$12,667,236	$—

Contract unit transactions
Units outstanding at beginning of year	25,223	1,088,544	3,660	70,888	—	988,646	—
Units issued	37,057	292,791	242	114,145	6,413	354,217	—
Units redeemed	(27,099)	(122,439)	(50)	(34,087)	(8)	(325,487)	—
Units outstanding at end of year	35,181	1,258,896	3,852	150,946	6,405	1,017,376	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$563,801	$3,492,487	$3,565	$1,126,906	$70,466	$3,946,150	$—
Proceeds from sales	$430,940	$1,501,488	$795	$346,306	$123	$3,815,809	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(870,537)	$(655)	$(128,766)	$(2,775)	$(2,760,867)	$(3,197)	$(102,944)
Net realized gain (loss) on investments	4,284,922	429	(538,083)	(133,047)	1,913,499	898	42,464
Net change in unrealized appreciation
(depreciation) on investments	4,914,967	23,464	2,983,812	268,319	7,485,850	30,362	1,080,163
Net change in net assets
from operations	8,329,352	23,238	2,316,963	132,497	6,638,482	28,063	1,019,683

Contract transactions
Purchase payments	2,550,421	—	2,257,810	804,908	7,839,131	472,125	370,542
Surrenders and terminations	(3,775,341)	—	(191,526)	—	(17,578,962)	(8,148)	(427,746)
Transfers between Investment Divisions	(8,081,616)	20,167	1,871,778	94,130	(5,796,131)	76,836	7,644,058
Contract owner charges	(646,898)	(1,488)	(79,977)	(762)	(2,065,057)	(1,873)	(68,491)
Net change in net assets
from contract transactions	(9,953,434)	18,679	3,858,085	898,276	(17,601,019)	538,940	7,518,363

Net change in net assets	(1,624,082)	41,917	6,175,048	1,030,773	(10,962,537)	567,003	8,538,046

Net assets beginning of year	70,508,263	131,545	9,694,747	21,522	202,862,708	268,216	2,298,694

Net assets end of year	$68,884,181	$173,462	$15,869,795	$1,052,295	$191,900,171	$835,219	$10,836,740

Contract unit transactions
Units outstanding at beginning of year	1,772,647	2,370	512,033	1,993	9,404,687	9,867	197,418
Units issued	362,085	372	461,656	140,264	1,250,958	19,230	1,250,453
Units redeemed	(615,925)	(53)	(216,285)	(90,392)	(2,078,729)	(1,588)	(530,155)
Units outstanding at end of year	1,518,807	2,689	757,404	51,865	8,576,916	27,509	917,716
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$12,981,609	$21,644	$7,421,326	$1,677,648	$27,780,490	$588,842	$13,479,019
Proceeds from sales	$23,805,581	$3,619	$3,692,007	$782,147	$48,142,375	$53,099	$6,063,600

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Operations
Net investment income (loss)	$(196)	$(1,177,108)	$(2,887)	$(1,311,555)	$(1,439)	$(928,501)	$(6,964)
Net realized gain (loss) on investments	1,942	667,063	30,666	1,371,743	1,576	793,224	(15,205)
Net change in unrealized appreciation
(depreciation) on investments	(1,828)	12,130,281	114,276	1,009,394	5,623	4,018,298	141,311
Net change in net assets
from operations	(82)	11,620,236	142,055	1,069,582	5,760	3,883,021	119,142

Contract transactions
Purchase payments	—	12,008,959	308,030	8,064,289	21,500	5,504,629	1,976,539
Surrenders and terminations	—	(2,990,824)	(1,840)	(6,116,048)	—	(4,454,893)	(6,123)
Transfers between Investment Divisions	(8,558)	(1,625,233)	83,237	(3,371,073)	70,545	5,246,627	(3,789)
Contract owner charges	(341)	(886,271)	(8,200)	(904,473)	(1,202)	(707,746)	(210)
Net change in net assets
from contract transactions	(8,899)	6,506,631	381,227	(2,327,305)	90,843	5,588,617	1,966,417

Net change in net assets	(8,981)	18,126,867	523,282	(1,257,723)	96,603	9,471,638	2,085,559

Net assets beginning of year	55,909	87,979,555	448,402	98,724,937	217,003	58,076,191	28,882

Net assets end of year	$46,928	$106,106,422	$971,684	$97,467,214	$313,606	$67,547,829	$2,114,441

Contract unit transactions
Units outstanding at beginning of year	5,603	4,608,867	23,524	8,670,641	18,291	2,182,019	832
Units issued	2,812	2,284,688	31,417	3,003,012	11,968	824,629	108,141
Units redeemed	(3,670)	(2,002,734)	(10,961)	(3,227,127)	(4,339)	(657,652)	(55,585)
Units outstanding at end of year	4,745	4,890,821	43,980	8,446,526	25,920	2,348,996	53,388
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$33,965	$40,891,651	$603,392	$34,440,824	$143,335	$23,688,856	$4,170,462
Proceeds from sales	$43,060	$35,562,129	$225,053	$38,079,683	$53,932	$19,028,741	$2,211,010

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(817,352)	$(70)	$4,817,277	$9,629	$(1,002,263)	$(542)	$(1,902,393)
Net realized gain (loss) on investments	356,017	10	(2,224,856)	(446)	3,085,261	664	844,603
Net change in unrealized appreciation
(depreciation) on investments	(3,209,747)	589	(5,885,539)	(11,489)	3,805,020	10,586	(814,507)
Net change in net assets
from operations	(3,671,082)	529	(3,293,118)	(2,306)	5,888,018	10,708	(1,872,297)

Contract transactions
Purchase payments	2,322,608	5,244	1,556,099	26,598	1,377,886	—	5,133,735
Surrenders and terminations	(3,849,394)	—	(3,235,214)	—	(4,586,585)	—	(11,989,184)
Transfers between Investment Divisions	(4,072,551)	2,746	(140,550)	9,473	(3,919,377)	(5,274)	(4,288,850)
Contract owner charges	(640,351)	(21)	(303,091)	(625)	(815,392)	—	(1,356,150)
Net change in net assets
from contract transactions	(6,239,688)	7,969	(2,122,756)	35,446	(7,943,468)	(5,274)	(12,500,449)

Net change in net assets	(9,910,770)	8,498	(5,415,874)	33,140	(2,055,450)	5,434	(14,372,746)

Net assets beginning of year	67,991,346	12,262	42,173,535	35,537	72,169,337	100,906	151,041,790

Net assets end of year	$58,080,576	$20,760	$36,757,661	$68,677	$70,113,887	$106,340	$136,669,044

Contract unit transactions
Units outstanding at beginning of year	3,906,009	624	3,667,392	2,751	5,139,398	6,520	8,942,802
Units issued	600,085	495	1,019,968	3,280	332,562	—	1,027,187
Units redeemed	(990,139)	(20)	(1,220,654)	(323)	(913,271)	(318)	(1,836,768)
Units outstanding at end of year	3,515,955	1,099	3,466,706	5,708	4,558,689	6,202	8,133,221
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,342,391	$8,328	$16,276,968	$49,153	$4,502,577	$—	$16,059,271
Proceeds from sales	$16,399,431	$428	$13,582,447	$4,078	$13,448,307	$5,815	$30,462,113

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Operations
Net investment income (loss)	$(867)	$118,658	$1,048	$(5,799,477)	$(2,606)	$(775,744)	$(253)
Net realized gain (loss) on investments	(93)	(2,380,460)	224	19,172,015	(44,847)	1,536,888	1,522
Net change in unrealized appreciation
(depreciation) on investments	7,337	45,768	7,381	(8,430,820)	(11,962)	7,487,054	6,360
Net change in net assets
from operations	6,377	(2,216,034)	8,653	4,941,718	(59,415)	8,248,198	7,629

Contract transactions
Purchase payments	55,863	3,144,571	33,000	10,811,183	137,000	1,816,993	—
Surrenders and terminations	—	(1,936,964)	—	(26,161,679)	—	(2,918,597)	—
Transfers between Investment Divisions	9,771	(2,770,891)	(8,643)	(49,840,973)	(359,162)	(9,107,794)	(18,187)
Contract owner charges	(1,450)	(377,759)	(581)	(4,543,684)	(8,682)	(593,539)	(634)
Net change in net assets
from contract transactions	64,184	(1,941,043)	23,776	(69,735,153)	(230,844)	(10,802,937)	(18,821)

Net change in net assets	70,561	(4,157,077)	32,429	(64,793,435)	(290,259)	(2,554,739)	(11,192)

Net assets beginning of year	143,223	41,823,231	34,324	498,390,578	898,889	59,154,694	50,786

Net assets end of year	$213,784	$37,666,154	$66,753	$433,597,143	$608,630	$56,599,955	$39,594

Contract unit transactions
Units outstanding at beginning of year	7,188	3,533,400	2,391	18,848,225	37,712	1,889,126	1,372
Units issued	3,424	1,018,081	3,515	1,957,163	11,678	298,893	177
Units redeemed	(105)	(1,214,841)	(1,087)	(4,914,973)	(24,929)	(645,559)	(639)
Units outstanding at end of year	10,507	3,336,640	4,819	15,890,415	24,461	1,542,460	910
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$66,125	$10,307,744	$38,190	$44,544,621	$274,031	$9,156,600	$6,814
Proceeds from sales	$2,807	$11,986,484	$13,113	$120,079,252	$507,481	$20,735,281	$25,887

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$(3,493,030)	$(5,639)	$(52,952)	$(37)	$(648,920)	$(127)	$(2,441,861)
Net realized gain (loss) on investments	(10,977,239)	(151,999)	(405,061)	(18)	(3,042,719)	(47)	11,231,038
Net change in unrealized appreciation
(depreciation) on investments	(4,531,310)	89,396	409,879	(65)	2,011,156	675	19,805,761
Net change in net assets
from operations	(19,001,579)	(68,242)	(48,134)	(120)	(1,680,483)	501	28,594,938

Contract transactions
Purchase payments	7,042,962	923,420	270,374	—	1,123,673	—	8,244,796
Surrenders and terminations	(16,355,345)	(2,484)	(311,327)	—	(2,947,976)	—	(6,122,470)
Transfers between Investment Divisions	(18,320,983)	(280,685)	561,621	—	(5,851,813)	1,694	(7,004,222)
Contract owner charges	(2,801,544)	(7,357)	(24,174)	(129)	(517,237)	(185)	(1,854,826)
Net change in net assets
from contract transactions	(30,434,910)	632,894	496,494	(129)	(8,193,353)	1,509	(6,736,722)

Net change in net assets	(49,436,489)	564,652	448,360	(249)	(9,873,836)	2,010	21,858,216

Net assets beginning of year	301,825,103	601,813	4,620,719	9,744	57,213,071	25,918	166,565,368

Net assets end of year	$252,388,614	$1,166,465	$5,069,079	$9,495	$47,339,235	$27,928	$188,423,584

Contract unit transactions
Units outstanding at beginning of year	11,232,191	18,930	366,896	851	2,248,393	868	5,716,472
Units issued	1,830,736	83,613	322,456	—	407,195	68	1,090,835
Units redeemed	(3,185,311)	(64,472)	(276,135)	(13)	(778,624)	(7)	(1,347,902)
Units outstanding at end of year	9,877,616	38,071	413,217	838	1,876,964	929	5,459,405
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$41,201,613	$2,318,252	$3,248,450	$—	$8,673,114	$1,693	$31,970,493
Proceeds from sales	$75,129,554	$1,690,996	$2,804,908	$166	$17,515,387	$312	$41,149,077

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(5,384)	$(1,481,499)	$—	$(5,706,269)	$(354)	$(3,625,664)	$—
Net realized gain (loss) on investments	34,931	4,704,601	—	26,759,798	73	12,546,437	—
Net change in unrealized appreciation
(depreciation) on investments	222,882	3,286,353	—	40,500,789	31,427	15,186,762	—
Net change in net assets
from operations	252,429	6,509,455	—	61,554,318	31,146	24,107,535	—

Contract transactions
Purchase payments	500,000	2,883,423	—	9,516,146	64,276	4,510,710	—
Surrenders and terminations	—	(12,467,982)	—	(27,975,350)	—	(23,201,047)	—
Transfers between Investment Divisions	(350,811)	422,326	—	(10,403,984)	269,241	(12,819,669)	—
Contract owner charges	(12,636)	(1,218,476)	—	(4,567,128)	(846)	(3,060,550)	—
Net change in net assets
from contract transactions	136,553	(10,380,709)	—	(33,430,316)	332,671	(34,570,556)	—

Net change in net assets	388,982	(3,871,254)	—	28,124,002	363,817	(10,463,021)	—

Net assets beginning of year	730,343	102,028,168	—	396,991,752	—	259,023,701	—

Net assets end of year	$1,119,325	$98,156,914	$—	$425,115,754	$363,817	$248,560,680	$—

Contract unit transactions
Units outstanding at beginning of year	21,638	6,784,413	—	14,016,687	—	14,371,744	—
Units issued	24,067	1,164,575	—	1,473,442	13,993	706,320	—
Units redeemed	(16,180)	(1,868,737)	—	(2,671,295)	(35)	(2,627,723)	—
Units outstanding at end of year	29,525	6,080,251	—	12,818,834	13,958	12,450,341	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$545,690	$17,639,735	$—	$41,551,745	$333,517	$12,974,925	$—
Proceeds from sales	$414,520	$29,501,942	$—	$80,688,330	$1,200	$51,171,145	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(5,980,164)	$(430)	$(384,699)	$(47)	$(106,591)	$(641)	$439,596
Net realized gain (loss) on investments	21,758,908	32	(1,818,337)	3	568,363	813	(1,150,023)
Net change in unrealized appreciation
(depreciation) on investments	36,906,013	14,294	1,339,622	3,768	2,453,514	76,563	2,635,785
Net change in net assets
from operations	52,684,757	13,896	(863,414)	3,724	2,915,286	76,735	1,925,358

Contract transactions
Purchase payments	8,038,926	53,089	916,799	—	1,526,982	38,000	980,463
Surrenders and terminations	(29,542,701)	(147)	(1,690,046)	—	(472,535)	(1,091)	(1,331,598)
Transfers between Investment Divisions	(8,699,467)	—	(3,027,624)	51,877	5,273,424	301,415	(2,311,788)
Contract owner charges	(4,855,355)	—	(328,224)	(184)	(77,679)	(1,757)	(128,193)
Net change in net assets
from contract transactions	(35,058,597)	52,942	(4,129,095)	51,693	6,250,192	336,567	(2,791,116)

Net change in net assets	17,626,160	66,838	(4,992,509)	55,417	9,165,478	413,302	(865,758)

Net assets beginning of year	420,453,923	53,964	33,204,955	4,324	4,248,975	11,407	25,227,758

Net assets end of year	$438,080,083	$120,802	$28,212,446	$59,741	$13,414,453	$424,709	$24,362,000

Contract unit transactions
Units outstanding at beginning of year	17,072,827	1,764	1,528,204	165	405,951	1,058	2,172,191
Units issued	1,366,823	2,574	265,350	2,070	891,102	28,882	415,641
Units redeemed	(2,816,183)	(7)	(505,495)	(7)	(322,904)	(330)	(678,542)
Units outstanding at end of year	15,623,467	4,331	1,288,059	2,228	974,149	29,610	1,909,290
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$34,352,787	$53,088	$5,090,298	$51,877	$10,044,958	$340,771	$4,712,998
Proceeds from sales	$75,391,548	$576	$9,604,092	$232	$3,901,358	$4,846	$7,064,517

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$4,825	$14,943	$2,145	$(113,726)	$(5)	$(1,904,760)	$(1,459)
Net realized gain (loss) on investments	1	95,371	11,910	(15,726)	1	5,132,719	4,467
Net change in unrealized appreciation
(depreciation) on investments	8,589	(198,625)	(14,707)	246,776	350	23,808,260	75,264
Net change in net assets
from operations	13,415	(88,311)	(652)	117,324	346	27,036,219	78,272

Contract transactions
Purchase payments	90,886	447,805	—	1,939,703	2,501	3,161,730	30,000
Surrenders and terminations	—	(69,755)	—	(183,723)	—	(8,825,731)	—
Transfers between Investment Divisions	30,148	665,517	52,165	(210,937)	—	(25,912,380)	49,972
Contract owner charges	(288)	(21,789)	(1,473)	(74,267)	(22)	(1,503,081)	(2,696)
Net change in net assets
from contract transactions	120,746	1,021,778	50,692	1,470,776	2,479	(33,079,462)	77,276

Net change in net assets	134,161	933,467	50,040	1,588,100	2,825	(6,043,243)	155,548

Net assets beginning of year	69,136	1,529,700	86,172	7,960,432	—	148,764,631	224,752

Net assets end of year	$203,297	$2,463,167	$136,212	$9,548,532	$2,825	$142,721,388	$380,300

Contract unit transactions
Units outstanding at beginning of year	5,801	132,911	7,341	692,238	—	5,327,992	6,364
Units issued	10,169	216,072	4,929	416,291	240	499,538	2,905
Units redeemed	(557)	(122,916)	(143)	(272,276)	(2)	(1,772,646)	(898)
Units outstanding at end of year	15,413	226,067	12,127	836,253	238	4,054,884	8,371
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$132,341	$2,511,293	$66,625	$4,258,054	$2,500	$13,526,695	$113,414
Proceeds from sales	$6,770	$1,261,891	$1,890	$2,901,003	$27	$48,510,918	$37,596

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Operations
Net investment income (loss)	$(905,552)	$(301)	$394,442	$4,050	$(2,134,837)	$(2,278)	$(674,502)
Net realized gain (loss) on investments	(1,992,255)	519	1,797,627	2,129	10,138,859	17,407	882,189
Net change in unrealized appreciation
(depreciation) on investments	(7,947,267)	(6,101)	4,518,997	22,051	63,891,647	239,787	14,606,200
Net change in net assets
from operations	(10,845,074)	(5,883)	6,711,066	28,230	71,895,669	254,916	14,813,887

Contract transactions
Purchase payments	1,902,952	12,000	2,275,874	10,000	9,655,323	137,000	848,283
Surrenders and terminations	(3,845,569)	—	(3,078,609)	—	(7,505,118)	(6,228)	(3,471,215)
Transfers between Investment Divisions	(6,102,575)	(10,384)	(7,405,771)	115,416	(10,646,538)	128,011	55,048,137
Contract owner charges	(714,125)	(407)	(616,826)	(1,831)	(1,648,358)	(6,954)	(554,375)
Net change in net assets
from contract transactions	(8,759,317)	1,209	(8,825,332)	123,585	(10,144,691)	251,829	51,870,830

Net change in net assets	(19,604,391)	(4,674)	(2,114,266)	151,815	61,750,978	506,745	66,684,717

Net assets beginning of year	80,383,138	70,656	67,144,882	110,649	144,776,750	302,041	4,661,874

Net assets end of year	$60,778,747	$65,982	$65,030,616	$262,464	$206,527,728	$808,786	$71,346,591

Contract unit transactions
Units outstanding at beginning of year	4,023,570	3,008	2,750,010	3,262	3,923,016	6,300	376,851
Units issued	686,886	643	348,297	9,513	823,688	5,786	5,716,342
Units redeemed	(1,198,584)	(462)	(727,744)	(6,267)	(1,129,499)	(1,294)	(706,321)
Units outstanding at end of year	3,511,872	3,189	2,370,563	6,508	3,617,205	10,792	5,386,872
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,113,064	$12,000	$10,342,034	$332,141	$34,711,026	$329,598	$60,109,803
Proceeds from sales	$20,777,934	$11,092	$17,725,578	$201,144	$46,990,554	$80,046	$8,913,475

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$(157)	$(645,015)	$(370)	$(139,000)	$442	$(2,226,529)	$(3,097)
Net realized gain (loss) on investments	58	383,904	(11)	394,549	1,196	12,871,242	33,131
Net change in unrealized appreciation
(depreciation) on investments	11,136	1,082,975	1,744	3,239,975	13,932	56,290,322	297,284
Net change in net assets
from operations	11,037	821,864	1,363	3,495,524	15,570	66,935,035	327,318

Contract transactions
Purchase payments	—	1,575,414	—	3,717,596	45,000	20,987,007	775,069
Surrenders and terminations	—	(3,484,915)	—	(1,098,544)	—	(10,146,409)	(7,453)
Transfers between Investment Divisions	40,069	8,597,698	15,293	17,533,890	85,626	14,578,225	136,891
Contract owner charges	(343)	(523,379)	(117)	(143,470)	(718)	(1,559,463)	(8,772)
Net change in net assets
from contract transactions	39,726	6,164,818	15,176	20,009,472	129,908	23,859,360	895,735

Net change in net assets	50,763	6,986,682	16,539	23,504,996	145,478	90,794,395	1,223,053

Net assets beginning of year	—	44,051,807	58,390	9,274,617	48,751	135,134,048	251,472

Net assets end of year	$50,763	$51,038,489	$74,929	$32,779,613	$194,229	$225,928,443	$1,474,525

Contract unit transactions
Units outstanding at beginning of year	—	2,935,845	3,387	870,293	4,506	2,036,615	2,711
Units issued	3,540	1,588,664	1,093	2,501,169	13,867	948,960	9,407
Units redeemed	(27)	(935,911)	(10)	(649,406)	(2,651)	(666,764)	(1,779)
Units outstanding at end of year	3,513	3,588,598	4,470	2,722,056	15,722	2,318,811	10,339
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$40,069	$18,359,752	$15,329	$27,262,154	$159,624	$73,561,836	$1,096,458
Proceeds from sales	$500	$12,839,950	$524	$7,391,683	$29,273	$51,929,005	$203,820

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)
Operations
Net investment income (loss)	$(1,247,167)	$(6,103)	$(23,384)	$78	$(220,593)	$(5)	$(34,289)
Net realized gain (loss) on investments	2,280,035	64,198	110,004	30	1,114,914	44	42,967
Net change in unrealized appreciation
(depreciation) on investments	2,940,395	21,819	415,472	4,068	8,915,034	2,251	70,246
Net change in net assets
from operations	3,973,263	79,914	502,092	4,176	9,809,355	2,290	78,924

Contract transactions
Purchase payments	9,701,811	2,111,004	425,348	10,000	611,892	—	3,230,651
Surrenders and terminations	(8,374,182)	(4,936)	(300,304)	—	(1,314,035)	—	(142,841)
Transfers between Investment Divisions	25,759,193	(947,485)	(15,915)	4,393	22,392,811	4,977	2,760,581
Contract owner charges	(850,648)	(3,676)	(9,770)	(168)	(241,256)	(65)	(21,154)
Net change in net assets
from contract transactions	26,236,174	1,154,907	99,359	14,225	21,449,412	4,912	5,827,237

Net change in net assets	30,209,437	1,234,821	601,451	18,401	31,258,767	7,202	5,906,161

Net assets beginning of year	64,667,108	355,364	4,676,801	—	165,668	—	—

Net assets end of year	$94,876,545	$1,590,185	$5,278,252	$18,401	$31,424,435	$7,202	$5,906,161

Contract unit transactions
Units outstanding at beginning of year	2,972,233	11,100	315,970	—	14,550	—	—
Units issued	3,271,668	114,366	111,793	1,069	2,457,808	468	1,179,147
Units redeemed	(2,138,533)	(75,785)	(108,153)	(11)	(384,040)	(5)	(609,528)
Units outstanding at end of year	4,105,368	49,681	319,610	1,058	2,088,318	463	569,619
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$75,413,411	$3,691,994	$1,611,575	$14,530	$26,587,373	$5,019	$12,106,620
Proceeds from sales	$50,424,404	$2,543,191	$1,535,600	$227	$5,239,507	$84	$6,313,672

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Lord Abbett Short Duration Income Fund - Class I(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Operations
Net investment income (loss)	$(567)	$(1,249,054)	$(934)	$(198,961)	$(76)	$(1,389,966)	$(796)
Net realized gain (loss) on investments	4,537	1,829,771	3,600	552,129	43	8,616,397	16,889
Net change in unrealized appreciation
(depreciation) on investments	1,327	4,026,452	7,258	3,244,612	5,849	30,570,123	66,929
Net change in net assets
from operations	5,297	4,607,169	9,924	3,597,780	5,816	37,796,554	83,022

Contract transactions
Purchase payments	48,462	6,541,209	263,269	1,585,064	20,451	6,118,686	15,000
Surrenders and terminations	—	(6,156,183)	(2,024)	(873,635)	—	(5,013,916)	(695)
Transfers between Investment Divisions	(5,081)	8,062,433	(52,328)	1,772,180	5,252	(1,804,906)	99,817
Contract owner charges	(1,399)	(728,205)	(750)	(143,305)	(177)	(983,386)	(1,416)
Net change in net assets
from contract transactions	41,982	7,719,254	208,167	2,340,304	25,526	(1,683,522)	112,706

Net change in net assets	47,279	12,326,423	218,091	5,938,084	31,342	36,113,032	195,728

Net assets beginning of year	—	86,536,884	110,165	12,496,385	4,974	92,409,536	117,143

Net assets end of year	$47,279	$98,863,307	$328,256	$18,434,469	$36,316	$128,522,568	$312,871

Contract unit transactions
Units outstanding at beginning of year	—	5,701,267	5,521	1,087,112	314	2,593,593	2,403
Units issued	24,979	3,087,346	17,270	627,207	1,584	786,747	3,795
Units redeemed	(20,444)	(2,627,279)	(5,897)	(415,016)	(24)	(898,573)	(1,860)
Units outstanding at end of year	4,535	6,161,334	16,894	1,299,303	1,874	2,481,767	4,338
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$253,815	$49,421,343	$332,181	$7,326,040	$25,936	$32,581,198	$218,838
Proceeds from sales	$212,400	$42,951,143	$124,948	$5,184,697	$486	$35,654,685	$106,929

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(141,849)	$(241)	$(590,034)	$(1,921)	$1,362,702	$9,904	$(943,195)
Net realized gain (loss) on investments	261,748	1,642	1,950,805	41,408	217,823	1,046	(13,333,227)
Net change in unrealized appreciation
(depreciation) on investments	1,088,381	5,901	5,466,530	94,566	8,663,809	47,062	(12,870,351)
Net change in net assets
from operations	1,208,280	7,302	6,827,301	134,053	10,244,334	58,012	(27,146,773)

Contract transactions
Purchase payments	1,789,636	95,163	4,715,489	315,920	6,062,159	25,000	4,482,697
Surrenders and terminations	(409,105)	—	(1,725,450)	(3,347)	(2,828,799)	(334)	(3,819,384)
Transfers between Investment Divisions	2,074,052	(29,601)	15,627,735	141,098	(9,180,314)	26,815	10,219,116
Contract owner charges	(92,824)	(620)	(443,481)	(4,078)	(862,270)	(2,957)	(784,230)
Net change in net assets
from contract transactions	3,361,759	64,942	18,174,293	449,593	(6,809,224)	48,524	10,098,199

Net change in net assets	4,570,039	72,244	25,001,594	583,646	3,435,110	106,536	(17,048,574)

Net assets beginning of year	7,676,680	45,123	30,503,953	72,200	79,885,648	256,332	87,972,178

Net assets end of year	$12,246,719	$117,367	$55,505,547	$655,846	$83,320,758	$362,868	$70,923,604

Contract unit transactions
Units outstanding at beginning of year	652,019	5,129	1,239,255	2,190	7,209,007	20,701	3,202,134
Units issued	820,368	8,511	1,828,150	26,347	1,877,674	15,978	1,987,192
Units redeemed	(519,185)	(3,469)	(978,271)	(9,515)	(2,582,663)	(11,713)	(1,250,649)
Units outstanding at end of year	953,202	10,171	2,089,134	19,022	6,504,018	24,966	3,938,677
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,129,164	$104,367	$41,135,254	$762,846	$21,796,386	$194,520	$31,993,560
Proceeds from sales	$5,909,254	$39,666	$23,550,995	$315,174	$27,242,908	$136,093	$22,838,557

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Operations
Net investment income (loss)	$(181)	$(208,545)	$(472)	$(1,296,971)	$(350)	$(4,108,379)	$(2,152)
Net realized gain (loss) on investments	3,196	(137,110)	(283)	123,960	(669)	16,993,654	11,556
Net change in unrealized appreciation
(depreciation) on investments	4,858	(45,260)	16,684	(4,548,037)	6,408	30,827,178	51,424
Net change in net assets
from operations	7,873	(390,915)	15,929	(5,721,048)	5,389	43,712,453	60,828

Contract transactions
Purchase payments	50,044	673,639	30,629	4,009,263	42,840	20,153,580	167,401
Surrenders and terminations	(2,146)	(1,542,036)	(4,092)	(5,033,349)	(3,588)	(15,290,588)	(7,835)
Transfers between Investment Divisions	11,920	(1,041,555)	63,921	(7,122,943)	(15,116)	(12,872,547)	(97,533)
Contract owner charges	(277)	(59,240)	(50)	(1,021,361)	(859)	(3,061,591)	(4,285)
Net change in net assets
from contract transactions	59,541	(1,969,192)	90,408	(9,168,390)	23,277	(11,071,146)	57,748

Net change in net assets	67,414	(2,360,107)	106,337	(14,889,438)	28,666	32,641,307	118,576

Net assets beginning of year	15,540	21,730,806	51,927	115,372,043	64,206	287,925,038	437,786

Net assets end of year	$82,954	$19,370,699	$158,264	$100,482,605	$92,872	$320,566,345	$556,362

Contract unit transactions
Units outstanding at beginning of year	404	921,530	2,610	6,258,482	2,546	7,519,831	8,601
Units issued	4,771	197,314	5,063	1,604,584	2,687	1,840,892	6,022
Units redeemed	(1,916)	(304,858)	(247)	(2,182,899)	(1,419)	(2,147,625)	(5,284)
Units outstanding at end of year	3,259	813,986	7,426	5,680,167	3,814	7,213,098	9,339
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$104,566	$3,964,719	$94,550	$23,478,067	$52,492	$71,403,365	$328,298
Proceeds from sales	$45,206	$6,142,455	$4,614	$33,943,429	$29,565	$86,582,889	$272,701

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(1,556,649)	$(724)	$(55,245)	$(111)	$(5,003,077)	$(2,734)	$1,930,945
Net realized gain (loss) on investments	3,762,363	69	54,793	3,142	45,340,348	45,273	(1,310,090)
Net change in unrealized appreciation
(depreciation) on investments	8,308,145	52,882	707,134	5,771	87,948,589	210,157	4,293,358
Net change in net assets
from operations	10,513,859	52,227	706,682	8,802	128,285,860	252,696	4,914,213

Contract transactions
Purchase payments	1,989,741	135,322	604,619	17,500	27,375,359	409,493	3,756,920
Surrenders and terminations	(6,315,872)	—	(116,451)	—	(17,000,814)	(6,807)	(5,010,686)
Transfers between Investment Divisions	(6,753,542)	153,746	2,737,850	(32,068)	(1,839,964)	95,369	(6,748,684)
Contract owner charges	(1,211,070)	(784)	(42,885)	(291)	(3,638,841)	(6,080)	(1,035,063)
Net change in net assets
from contract transactions	(12,290,743)	288,284	3,183,133	(14,859)	4,895,740	491,975	(9,037,513)

Net change in net assets	(1,776,884)	340,511	3,889,815	(6,057)	133,181,600	744,671	(4,123,300)

Net assets beginning of year	114,749,160	—	3,138,930	43,295	296,950,981	354,163	108,034,982

Net assets end of year	$112,972,276	$340,511	$7,028,745	$37,238	$430,132,581	$1,098,834	$103,911,682

Contract unit transactions
Units outstanding at beginning of year	6,623,673	—	273,032	3,657	12,176,695	10,598	5,186,574
Units issued	352,733	15,297	508,455	1,874	4,577,607	19,075	785,747
Units redeemed	(1,088,670)	(41)	(235,704)	(2,757)	(4,453,065)	(7,108)	(1,279,120)
Units outstanding at end of year	5,887,736	15,256	545,783	2,774	12,301,237	22,565	4,693,201
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,946,309	$289,068	$5,626,333	$18,523	$126,126,968	$763,557	$19,189,833
Proceeds from sales	$19,793,701	$1,508	$2,498,445	$33,493	$126,234,305	$274,316	$25,267,732

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Operations
Net investment income (loss)	$22,986	$(34,793)	$(17)	$(114,077)	$(337)	$62,906	$2,670
Net realized gain (loss) on investments	1,036	92,013	(35)	278,718	109	195,736	763
Net change in unrealized appreciation
(depreciation) on investments	71,738	503,682	1,193	1,702,430	22,618	1,157,962	14,634
Net change in net assets
from operations	95,760	560,902	1,141	1,867,071	22,390	1,416,604	18,067

Contract transactions
Purchase payments	279,990	333,660	—	2,177,430	—	972,225	49,641
Surrenders and terminations	—	(51,879)	—	(107,035)	—	(163,610)	(1,090)
Transfers between Investment Divisions	12,899	1,931,637	27,619	3,082,041	192,315	(468,717)	83,795
Contract owner charges	(6,854)	(24,664)	(44)	(89,810)	(912)	(70,502)	(22)
Net change in net assets
from contract transactions	286,035	2,188,754	27,575	5,062,626	191,403	269,396	132,324

Net change in net assets	381,795	2,749,656	28,716	6,929,697	213,793	1,686,000	150,391

Net assets beginning of year	390,153	2,209,186	7,605	6,292,314	41,586	8,223,668	—

Net assets end of year	$771,948	$4,958,842	$36,321	$13,222,011	$255,379	$9,909,668	$150,391

Contract unit transactions
Units outstanding at beginning of year	14,652	213,596	715	461,927	2,955	323,247	—
Units issued	31,435	366,993	2,881	508,290	12,179	114,330	3,972
Units redeemed	(19,467)	(171,557)	(719)	(154,748)	(61)	(96,912)	(35)
Units outstanding at end of year	26,620	409,032	2,877	815,469	15,073	340,665	3,937
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$793,132	$3,944,192	$34,997	$7,226,777	$192,315	$2,887,163	$137,387
Proceeds from sales	$476,861	$1,790,231	$7,438	$2,278,228	$1,249	$2,499,898	$1,552

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(3,941,717)	$(4,999)	$(155,011)	$(684)	$(2,897,925)	$(3,797)	$(10,838,017)
Net realized gain (loss) on investments	38,002,135	74,017	(329,717)	(78)	2,102,322	(6,120)	39,320,936
Net change in unrealized appreciation
(depreciation) on investments	83,247,782	414,473	(400,918)	3,133	29,514,129	249,698	102,108,908
Net change in net assets
from operations	117,308,200	483,491	(885,646)	2,371	28,718,526	239,781	130,591,827

Contract transactions
Purchase payments	33,610,321	540,694	1,508,034	81,358	11,217,934	639,578	78,261,749
Surrenders and terminations	(13,231,615)	(6,856)	(545,270)	—	(10,844,790)	(229)	(40,795,792)
Transfers between Investment Divisions	45,512,388	791,820	989,173	31,448	913,148	258,566	(7,878,318)
Contract owner charges	(2,902,045)	(12,369)	(104,207)	(1,583)	(2,117,655)	(8,917)	(8,018,148)
Net change in net assets
from contract transactions	62,989,049	1,313,289	1,847,730	111,223	(831,363)	888,998	21,569,491

Net change in net assets	180,297,249	1,796,780	962,084	113,594	27,887,163	1,128,779	152,161,318

Net assets beginning of year	206,178,792	356,225	11,871,536	89,808	218,329,462	589,740	737,887,122

Net assets end of year	$386,476,041	$2,153,005	$12,833,620	$203,402	$246,216,625	$1,718,519	$890,048,440

Contract unit transactions
Units outstanding at beginning of year	5,090,842	8,713	988,676	7,992	5,888,175	12,989	26,075,651
Units issued	4,380,812	33,738	741,591	12,577	1,591,827	41,799	9,252,258
Units redeemed	(2,922,180)	(7,141)	(584,291)	(2,387)	(1,529,797)	(21,665)	(8,323,206)
Units outstanding at end of year	6,549,474	35,310	1,145,976	18,182	5,950,205	33,123	27,004,703
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$200,481,736	$1,695,832	$7,950,407	$136,812	$49,934,841	$1,800,904	$251,923,997
Proceeds from sales	$141,434,404	$387,542	$6,257,689	$26,272	$53,664,128	$915,704	$241,192,522

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Operations
Net investment income (loss)	$(2,123,882)	$(3,782)	$(221,880)	$(379)	$(1,591,022)	$(668)	$4,342
Net realized gain (loss) on investments	(2,381,729)	(35,367)	50,051	147	998,632	229	1,007,718
Net change in unrealized appreciation
(depreciation) on investments	19,420,698	213,319	(627,199)	(1,037)	11,988,811	31,026	924,167
Net change in net assets
from operations	14,915,087	174,170	(799,028)	(1,269)	11,396,421	30,587	1,936,227

Contract transactions
Purchase payments	9,283,188	532,193	2,185,798	5,163	5,578,905	33,250	2,647,667
Surrenders and terminations	(10,285,194)	—	(1,065,760)	—	(6,343,030)	—	(509,828)
Transfers between Investment Divisions	(5,423,396)	53,438	(1,767,290)	(5,104)	19,299,576	64,080	3,129,399
Contract owner charges	(1,579,246)	(8,911)	(127,142)	(320)	(1,273,007)	(1,754)	(93,933)
Net change in net assets
from contract transactions	(8,004,648)	576,720	(774,394)	(261)	17,262,444	95,576	5,173,305

Net change in net assets	6,910,439	750,890	(1,573,422)	(1,530)	28,658,865	126,163	7,109,532

Net assets beginning of year	173,392,737	593,119	17,701,800	90,287	102,693,760	91,850	6,481,854

Net assets end of year	$180,303,176	$1,344,009	$16,128,378	$88,757	$131,352,625	$218,013	$13,591,386

Contract unit transactions
Units outstanding at beginning of year	5,363,669	14,494	1,005,132	5,326	4,010,879	2,891	528,483
Units issued	1,602,939	28,190	692,553	738	2,142,559	3,737	888,500
Units redeemed	(1,855,705)	(13,050)	(758,345)	(802)	(1,165,667)	(93)	(434,016)
Units outstanding at end of year	5,110,903	29,634	939,340	5,262	4,987,771	6,535	982,967
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$43,381,950	$1,024,384	$11,395,922	$12,574	$43,643,109	$98,307	$11,102,265
Proceeds from sales	$53,510,480	$451,447	$12,392,195	$13,214	$27,971,687	$3,399	$5,140,994

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Operations
Net investment income (loss)	$1,588	$(8,245)	$(640,096)	$(763)	$(564,305)	$(2,154)	$(607,168)
Net realized gain (loss) on investments	10,325	(87,540)	269,738	1,959	98,121	(104)	1,576,683
Net change in unrealized appreciation
(depreciation) on investments	8,883	72,476	2,608,259	11,344	2,279,900	24,090	2,608,836
Net change in net assets
from operations	20,796	(23,309)	2,237,901	12,540	1,813,716	21,832	3,578,351

Contract transactions
Purchase payments	103,674	226,516	2,887,198	23,994	6,973,682	163,118	8,386,975
Surrenders and terminations	(736)	(40,624)	(3,128,491)	(4,627)	(2,068,993)	—	(2,418,182)
Transfers between Investment Divisions	34,950	(90,314)	(2,296,309)	9,735	5,938,235	64,571	3,069,197
Contract owner charges	(687)	(80)	(473,754)	(1,570)	(333,807)	(3,686)	(318,494)
Net change in net assets
from contract transactions	137,201	95,498	(3,011,356)	27,532	10,509,117	224,003	8,719,496

Net change in net assets	157,997	72,189	(773,455)	40,072	12,322,833	245,835	12,297,847

Net assets beginning of year	13,906	930,408	45,836,823	128,457	35,499,160	268,139	35,827,146

Net assets end of year	$171,903	$1,002,597	$45,063,368	$168,529	$47,821,993	$513,974	$48,124,993

Contract unit transactions
Units outstanding at beginning of year	1,115	142,300	3,878,523	9,820	3,378,132	24,863	2,809,212
Units issued	11,243	96,136	1,075,222	4,636	2,544,484	21,319	3,233,103
Units redeemed	(238)	(77,652)	(1,344,917)	(2,419)	(1,534,225)	(694)	(2,581,367)
Units outstanding at end of year	12,120	160,784	3,608,828	12,037	4,388,391	45,488	3,460,948
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$152,169	$493,263	$12,551,006	$60,205	$26,260,051	$231,300	$42,718,446
Proceeds from sales	$3,331	$406,011	$16,202,458	$33,435	$16,315,239	$9,451	$34,606,118

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$(860)	$(1,107,475)	$(561)	$(1,072,087)	$(687)	$(1,403,702)	$(1,456)
Net realized gain (loss) on investments	983	298,004	(15,308)	(516,401)	606	(266,943)	1,810
Net change in unrealized appreciation
(depreciation) on investments	14,526	7,433,109	5,933	(112,867)	1,654	4,423,941	20,527
Net change in net assets
from operations	14,649	6,623,638	(9,936)	(1,701,355)	1,573	2,753,296	20,881

Contract transactions
Purchase payments	71,711	5,986,099	—	2,387,577	47,250	4,218,727	242,733
Surrenders and terminations	—	(5,720,698)	(12,435)	(6,226,958)	(4,420)	(7,813,914)	(3,245)
Transfers between Investment Divisions	44,164	8,105,905	183,017	(15,123,448)	(50,624)	(11,831,816)	(979)
Contract owner charges	(1,143)	(828,024)	(1,326)	(726,619)	(1,500)	(937,217)	(1,402)
Net change in net assets
from contract transactions	114,732	7,543,282	169,256	(19,689,448)	(9,294)	(16,364,220)	237,107

Net change in net assets	129,381	14,166,920	159,320	(21,390,803)	(7,721)	(13,610,924)	257,988

Net assets beginning of year	100,631	72,825,225	36,644	93,546,355	139,781	114,189,545	158,007

Net assets end of year	$230,012	$86,992,145	$195,964	$72,155,552	$132,060	$100,578,621	$415,995

Contract unit transactions
Units outstanding at beginning of year	7,437	5,128,324	2,207	7,835,412	12,628	4,924,150	4,993
Units issued	9,724	3,066,034	33,457	1,141,747	6,072	805,281	9,335
Units redeemed	(1,639)	(2,623,833)	(25,440)	(2,888,111)	(6,618)	(1,550,978)	(1,859)
Units outstanding at end of year	15,522	5,570,525	10,224	6,089,048	12,082	4,178,453	12,469
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$137,150	$45,874,569	$607,490	$13,139,587	$65,315	$17,835,277	$297,832
Proceeds from sales	$23,279	$39,438,761	$438,795	$33,901,122	$75,296	$35,603,199	$62,181

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Operations
Net investment income (loss)	$(457,686)	$(94)	$(685,330)	$(527)	$(224,935)	$(184)	$1,010,760
Net realized gain (loss) on investments	(2,619,207)	(159)	1,314,949	(15,395)	(2,100,790)	(70)	(2,240,760)
Net change in unrealized appreciation
(depreciation) on investments	924,186	1,500	2,524,929	5,585	2,093,860	7,672	(459,694)
Net change in net assets
from operations	(2,152,707)	1,247	3,154,548	(10,337)	(231,865)	7,418	(1,689,694)

Contract transactions
Purchase payments	—	—	5,382,829	8,000	437,680	15,000	273,993
Surrenders and terminations	(1,432,313)	—	(2,651,464)	(7,565)	(1,071,753)	—	(1,050,277)
Transfers between Investment Divisions	(2,688,034)	4,653	18,100,886	62,815	(2,766,058)	11,751	(3,385,550)
Contract owner charges	(415,257)	(292)	(418,867)	(651)	(169,849)	(458)	(267,488)
Net change in net assets
from contract transactions	(4,535,604)	4,361	20,413,384	62,599	(3,569,980)	26,293	(4,429,322)

Net change in net assets	(6,688,311)	5,608	23,567,932	52,262	(3,801,845)	33,711	(6,119,016)

Net assets beginning of year	40,724,480	23,063	37,311,272	76,547	20,720,896	27,467	29,738,241

Net assets end of year	$34,036,169	$28,671	$60,879,204	$128,809	$16,919,051	$61,178	$23,619,225

Contract unit transactions
Units outstanding at beginning of year	1,955,540	896	2,096,429	5,917	996,657	1,158	1,907,145
Units issued	417,877	273	2,511,553	20,664	192,260	1,341	267,209
Units redeemed	(657,649)	(15)	(1,452,186)	(17,509)	(398,117)	(27)	(625,097)
Units outstanding at end of year	1,715,768	1,154	3,155,796	9,072	790,800	2,472	1,549,257
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,102,080	$4,653	$46,883,086	$277,230	$3,565,067	$26,871	$4,681,092
Proceeds from sales	$11,095,370	$386	$27,155,031	$215,157	$7,359,982	$763	$8,099,655

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I(a)
Operations
Net investment income (loss)	$2,191	$(284,682)	$(358)	$(2,803,460)	$(302)	$(254,386)	$(12)
Net realized gain (loss) on investments	(15)	(2,860,819)	(71)	2,623,022	4,682	809,052	—
Net change in unrealized appreciation
(depreciation) on investments	(172)	4,335,982	18,878	13,638,625	2,398	1,845,669	434
Net change in net assets
from operations	2,004	1,190,481	18,449	13,458,187	6,778	2,400,335	422

Contract transactions
Purchase payments	—	429,539	57,708	832,452	—	2,222,728	—
Surrenders and terminations	—	(1,212,831)	—	(14,262,878)	—	(2,772,763)	—
Transfers between Investment Divisions	11,952	(1,884,327)	4,791	(7,954,009)	(28,967)	(849,854)	5,283
Contract owner charges	—	(222,840)	(776)	(1,671,865)	(323)	(10,070)	—
Net change in net assets
from contract transactions	11,952	(2,890,459)	61,723	(23,056,300)	(29,290)	(1,409,959)	5,283

Net change in net assets	13,956	(1,699,978)	80,172	(9,598,113)	(22,512)	990,376	5,705

Net assets beginning of year	25,466	24,340,254	62,259	207,265,472	72,845	26,231,156	—

Net assets end of year	$39,422	$22,640,276	$142,431	$197,667,359	$50,333	$27,221,532	$5,705

Contract unit transactions
Units outstanding at beginning of year	1,427	1,476,457	3,098	9,256,299	2,514	2,043,176	—
Units issued	805	244,453	3,530	483,771	—	540,089	386
Units redeemed	—	(437,650)	(97)	(1,585,163)	(932)	(665,702)	—
Units outstanding at end of year	2,232	1,283,260	6,531	8,154,907	1,582	1,917,563	386
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$14,267	$3,352,251	$63,411	$9,887,815	$—	$6,758,522	$5,283
Proceeds from sales	$124	$6,527,391	$2,046	$35,747,577	$29,592	$8,422,867	$12

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$(5,275,229)	$(13,007)	$(8,872,153)	$(10,919)	$(5,567,329)	$(8,122)	$(1,015,064)
Net realized gain (loss) on investments	15,360,232	31,705	52,453,058	178,385	23,139,902	54,559	1,192,643
Net change in unrealized appreciation
(depreciation) on investments	61,012,546	530,508	150,350,826	662,414	58,287,743	393,732	1,579,082
Net change in net assets
from operations	71,097,549	549,206	193,931,731	829,880	75,860,316	440,169	1,756,661

Contract transactions
Purchase payments	87,509,570	1,884,003	48,638,751	1,605,355	28,752,593	1,445,512	7,575,518
Surrenders and terminations	(17,001,160)	(42,965)	(31,895,919)	(93,101)	(19,494,768)	(87,788)	(7,999,964)
Transfers between Investment Divisions	58,587,429	302,516	(59,623,457)	527,620	(47,368,529)	114,580	10,355,823
Contract owner charges	(3,389,858)	(17,432)	(6,511,748)	(23,389)	(4,516,501)	(12,118)	(715,321)
Net change in net assets
from contract transactions	125,705,981	2,126,122	(49,392,373)	2,016,485	(42,627,205)	1,460,186	9,216,056

Net change in net assets	196,803,530	2,675,328	144,539,358	2,846,365	33,233,111	1,900,355	10,972,717

Net assets beginning of year	328,074,111	1,602,661	593,203,400	1,111,173	401,594,054	852,931	70,965,066

Net assets end of year	$524,877,641	$4,277,989	$737,742,758	$3,957,538	$434,827,165	$2,753,286	$81,937,783

Contract unit transactions
Units outstanding at beginning of year	18,738,540	89,118	6,612,433	8,916	3,076,249	4,601	6,719,732
Units issued	13,545,662	181,048	1,476,984	25,543	499,331	16,589	4,115,954
Units redeemed	(6,389,518)	(68,266)	(2,028,641)	(11,447)	(845,110)	(9,060)	(3,286,142)
Units outstanding at end of year	25,894,684	201,900	6,060,776	23,012	2,730,470	12,130	7,549,544
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$240,074,595	$3,302,267	$150,282,297	$3,666,128	$65,215,223	$3,144,408	$44,715,093
Proceeds from sales	$119,643,842	$1,189,151	$208,546,824	$1,660,562	$113,409,758	$1,692,344	$36,514,100

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Operations
Net investment income (loss)	$(6,047)	$(107,223)	$(176)	$(2,589,050)	$(5,909)	$(493,555)	$(5,767)
Net realized gain (loss) on investments	643	7,568	677	526,492	(47,932)	1,204,596	(5,230)
Net change in unrealized appreciation
(depreciation) on investments	55,747	294,753	1,097	18,716,137	247,684	4,082,768	381,951
Net change in net assets
from operations	50,343	195,098	1,598	16,653,579	193,843	4,793,809	370,954

Contract transactions
Purchase payments	1,158,668	1,160,958	93,500	14,606,746	1,486,736	5,913,251	1,338,406
Surrenders and terminations	(344)	(507,205)	—	(10,036,835)	(72,370)	(1,463,880)	(344,741)
Transfers between Investment Divisions	(707,386)	(376,653)	(93,493)	(1,639,602)	46,288	(3,803,351)	307,534
Contract owner charges	(2,573)	(54,447)	(527)	(1,730,279)	(6,256)	(365,749)	(1,427)
Net change in net assets
from contract transactions	448,365	222,653	(520)	1,200,030	1,454,398	280,271	1,299,772

Net change in net assets	498,708	417,751	1,078	17,853,609	1,648,241	5,074,080	1,670,726

Net assets beginning of year	945,924	9,130,697	22,993	184,607,395	433,024	36,342,484	141,626

Net assets end of year	$1,444,632	$9,548,448	$24,071	$202,461,004	$2,081,265	$41,416,564	$1,812,352

Contract unit transactions
Units outstanding at beginning of year	72,938	801,506	1,981	5,426,958	9,340	2,805,128	10,638
Units issued	214,868	303,240	8,329	1,519,570	68,306	1,320,527	236,217
Units redeemed	(176,585)	(282,658)	(8,303)	(1,471,695)	(35,520)	(1,349,647)	(130,667)
Units outstanding at end of year	111,221	822,088	2,007	5,474,833	42,126	2,776,008	116,188
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,721,484	$3,312,874	$94,101	$46,228,306	$2,944,131	$16,830,262	$2,843,957
Proceeds from sales	$2,279,167	$3,197,445	$94,796	$47,617,326	$1,495,642	$17,043,546	$1,549,952

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Operations
Net investment income (loss)	$(486,779)	$(8,784)	$(148,841)	$(2,324)	$(360,173)	$(6,263)	$(856,273)
Net realized gain (loss) on investments	29,862	(41,744)	342,978	(6,319)	312,730	4,661	3,569,496
Net change in unrealized appreciation
(depreciation) on investments	1,903,230	245,304	201,433	17,148	4,223,367	233,243	26,782,352
Net change in net assets
from operations	1,446,313	194,776	395,570	8,505	4,175,924	231,641	29,495,575

Contract transactions
Purchase payments	6,662,490	933,549	2,671,704	1,236,687	9,447,659	369,784	10,773,917
Surrenders and terminations	(1,654,326)	(138,828)	(929,030)	—	(562,637)	(32,893)	(2,188,254)
Transfers between Investment Divisions	7,494,476	446,399	2,035,872	(721,384)	(506,259)	249,706	9,501,987
Contract owner charges	(380,238)	(4,040)	(96,001)	(507)	(286,287)	(19,799)	(603,328)
Net change in net assets
from contract transactions	12,122,402	1,237,080	3,682,545	514,796	8,092,476	566,798	17,484,322

Net change in net assets	13,568,715	1,431,856	4,078,115	523,301	12,268,400	798,439	46,979,897

Net assets beginning of year	31,700,762	725,284	9,411,715	24,354	22,827,690	922,670	50,048,017

Net assets end of year	$45,269,477	$2,157,140	$13,489,830	$547,655	$35,096,090	$1,721,109	$97,027,914

Contract unit transactions
Units outstanding at beginning of year	2,655,651	59,238	891,609	2,237	1,975,911	77,783	4,351,749
Units issued	2,057,322	249,018	901,199	180,613	1,170,977	54,638	2,668,026
Units redeemed	(963,603)	(136,990)	(565,756)	(135,000)	(433,269)	(4,623)	(1,558,090)
Units outstanding at end of year	3,749,370	171,266	1,227,052	47,850	2,713,619	127,798	5,461,685
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,247,297	$2,658,333	$9,819,456	$1,999,511	$12,919,458	$620,309	$37,444,436
Proceeds from sales	$10,611,674	$1,430,037	$6,285,752	$1,487,038	$5,187,155	$59,775	$20,816,388

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(3,760)	$(398,078)	$(2,412)	$(349,295)	$(5,235)	$(442,594)	$(5,680)
Net realized gain (loss) on investments	7,024	(391,074)	(2,850)	246,401	(21,399)	524,355	176
Net change in unrealized appreciation
(depreciation) on investments	460,923	3,837,794	109,485	2,439,079	121,534	3,259,749	225,441
Net change in net assets
from operations	464,187	3,048,642	104,223	2,336,185	94,900	3,341,510	219,937

Contract transactions
Purchase payments	841,773	7,565,866	427,604	7,028,660	282,651	6,576,457	1,081,911
Surrenders and terminations	(4,076)	(1,217,507)	—	(1,172,933)	(22,946)	(1,183,049)	(19,823)
Transfers between Investment Divisions	155,250	163,705	98,615	1,738,296	(176,619)	1,036,510	286,732
Contract owner charges	(6,566)	(301,686)	(6,483)	(208,827)	(2,049)	(298,111)	(5,386)
Net change in net assets
from contract transactions	986,381	6,210,378	519,736	7,385,196	81,037	6,131,807	1,343,434

Net change in net assets	1,450,568	9,259,020	623,959	9,721,381	175,937	9,473,317	1,563,371

Net assets beginning of year	161,066	27,642,450	360,126	22,835,638	1,083,975	27,994,487	409,019

Net assets end of year	$1,611,634	$36,901,470	$984,085	$32,557,019	$1,259,912	$37,467,804	$1,972,390

Contract unit transactions
Units outstanding at beginning of year	13,728	2,636,458	33,600	2,085,139	95,976	2,493,580	35,346
Units issued	111,420	1,630,345	69,536	1,132,565	99,422	1,593,429	120,079
Units redeemed	(37,231)	(1,046,583)	(20,055)	(471,566)	(93,601)	(1,056,810)	(2,308)
Units outstanding at end of year	87,917	3,220,220	83,081	2,746,138	101,797	3,030,199	153,117
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,408,934	$15,788,519	$707,372	$12,421,095	$1,059,158	$17,580,042	$1,368,671
Proceeds from sales	$426,313	$9,976,218	$190,048	$5,385,194	$983,356	$11,890,829	$30,917

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(255,030)	$(1,654)	$(824,976)	$(455)	$(209,436)	$490	$(24,839)
Net realized gain (loss) on investments	195,405	(1,274)	1,163,124	181	1,551,789	(15,337)	(14,020)
Net change in unrealized appreciation
(depreciation) on investments	3,169,004	78,041	10,961,886	17,704	4,728,484	187,229	(2,141)
Net change in net assets
from operations	3,109,379	75,113	11,300,034	17,430	6,070,837	172,382	(41,000)

Contract transactions
Purchase payments	—	—	13,754,714	—	2,856,090	464,889	262,493
Surrenders and terminations	(733,141)	—	(2,759,220)	—	(1,101,180)	—	(55,913)
Transfers between Investment Divisions	(4,648,715)	(2,729)	7,310,119	(843)	2,881,799	157,231	(1,187,024)
Contract owner charges	(205,394)	(4,369)	(636,724)	(396)	(170,652)	(1,713)	(17,927)
Net change in net assets
from contract transactions	(5,587,250)	(7,098)	17,668,889	(1,239)	4,466,057	620,407	(998,371)

Net change in net assets	(2,477,871)	68,015	28,968,923	16,191	10,536,894	792,789	(1,039,371)

Net assets beginning of year	22,584,956	342,179	53,795,561	88,311	17,212,652	92,001	3,084,656

Net assets end of year	$20,107,085	$410,194	$82,764,484	$104,502	$27,749,546	$884,790	$2,045,285

Contract unit transactions
Units outstanding at beginning of year	1,845,962	27,210	4,223,652	6,749	1,030,713	5,133	270,858
Units issued	181,064	16,508	2,698,160	—	796,991	51,158	105,152
Units redeemed	(664,165)	(17,015)	(1,437,428)	(94)	(549,826)	(18,850)	(205,967)
Units outstanding at end of year	1,362,861	26,703	5,484,384	6,655	1,277,878	37,441	170,043
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,916,602	$185,110	$34,701,398	$—	$14,442,599	$924,728	$1,137,884
Proceeds from sales	$7,758,882	$193,861	$17,857,486	$1,694	$9,690,883	$288,806	$2,161,094

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$—	$(6,709,743)	$(4,607)	$(1,251,700)	$(1,418)	$(705,085)	$—
Net realized gain (loss) on investments	—	11,831,643	10,434	—	—	(602,438)	—
Net change in unrealized appreciation
(depreciation) on investments	—	27,254,484	88,556	—	—	587,270	—
Net change in net assets
from operations	—	32,376,384	94,383	(1,251,700)	(1,418)	(720,253)	—

Contract transactions
Purchase payments	—	47,492,168	102,851	34,265,541	4,880,945	1,119,232	—
Surrenders and terminations	—	(28,377,660)	(64,685)	(39,738,499)	(12,534)	(3,170,051)	—
Transfers between Investment Divisions	—	(15,865,486)	157,893	65,903,321	(3,158,584)	(2,465,078)	—
Contract owner charges	—	(4,797,699)	(12,854)	(1,004,212)	(6,704)	(536,189)	—
Net change in net assets
from contract transactions	—	(1,548,677)	183,205	59,426,151	1,703,123	(5,052,086)	—

Net change in net assets	—	30,827,707	277,588	58,174,451	1,701,705	(5,772,339)	—

Net assets beginning of year	—	501,255,100	850,575	69,688,938	502,068	55,858,041	—

Net assets end of year	$—	$532,082,807	$1,128,163	$127,863,389	$2,203,773	$50,085,702	$—

Contract unit transactions
Units outstanding at beginning of year	—	9,182,125	10,892	5,774,916	29,414	1,339,022	—
Units issued	—	1,718,273	3,395	18,781,992	302,547	296,253	—
Units redeemed	—	(1,786,370)	(1,001)	(14,008,395)	(196,594)	(434,417)	—
Units outstanding at end of year	—	9,114,028	13,286	10,548,513	135,367	1,200,858	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$92,056,723	$260,920	$224,161,799	$4,988,750	$10,752,501	$—
Proceeds from sales	$—	$100,315,143	$82,323	$165,987,348	$3,287,044	$16,509,672	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Institutional Alt 100 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)
Operations
Net investment income (loss)	$(32,516)	$(566,907)	$(26)	$(401,253)	$—	$(16,445)	$—
Net realized gain (loss) on investments	(579,974)	3,726,453	(1,131)	2,045,072	—	(308,633)	—
Net change in unrealized appreciation
(depreciation) on investments	(591,722)	(20,377,580)	(617)	(12,474,241)	—	(246,178)	—
Net change in net assets
from operations	(1,204,212)	(17,218,034)	(1,774)	(10,830,422)	—	(571,256)	—

Contract transactions
Purchase payments	85,603	453,354	—	435,184	—	264,494	—
Surrenders and terminations	(456,794)	(2,992,984)	—	(1,406,583)	—	(101,814)	—
Transfers between Investment Divisions	(9,309,515)	(109,694,023)	(11,818)	(80,433,372)	—	(4,333,536)	—
Contract owner charges	(760)	(509,984)	—	(309,939)	—	(4,642)	—
Net change in net assets
from contract transactions	(9,681,466)	(112,743,637)	(11,818)	(81,714,710)	—	(4,175,498)	—

Net change in net assets	(10,885,678)	(129,961,671)	(13,592)	(92,545,132)	—	(4,746,754)	—

Net assets beginning of year	10,885,678	129,961,671	13,592	92,545,132	—	4,746,754	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,005,172	6,446,550	603	4,813,749	—	426,425	—
Units issued	15,662	178,328	—	82,742	—	53,511	—
Units redeemed	(1,020,834)	(6,624,878)	(603)	(4,896,491)	—	(479,936)	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$163,010	$3,369,525	$—	$1,498,320	$—	$578,176	$—
Proceeds from sales	$9,876,991	$116,680,069	$11,843	$83,614,284	$—	$4,770,119	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/FAMCO Flex Core Covered Call Fund - Class A(a)	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A(a)	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A(a)
Operations
Net investment income (loss)	$(45,022)	$—	$(300,658)	$(70)	$(119,178)	$(8)	$(32,738)
Net realized gain (loss) on investments	(1,813,429)	—	(6,770,345)	(2,122)	(4,651,546)	(1,689)	(981,386)
Net change in unrealized appreciation
(depreciation) on investments	(928,005)	—	(3,399,127)	(4,885)	(865,363)	507	(236,890)
Net change in net assets
from operations	(2,786,456)	—	(10,470,130)	(7,077)	(5,636,087)	(1,190)	(1,251,014)

Contract transactions
Purchase payments	416,904	—	163,486	—	400,898	—	80,796
Surrenders and terminations	(536,149)	—	(1,576,783)	—	(674,210)	—	(299,908)
Transfers between Investment Divisions	(11,623,492)	—	(58,366,613)	(40,085)	(23,220,124)	(4,980)	(7,569,916)
Contract owner charges	(10,623)	—	(269,608)	(183)	(108,540)	(30)	(22,959)
Net change in net assets
from contract transactions	(11,753,360)	—	(60,049,518)	(40,268)	(23,601,976)	(5,010)	(7,811,987)

Net change in net assets	(14,539,816)	—	(70,519,648)	(47,345)	(29,238,063)	(6,200)	(9,063,001)

Net assets beginning of year	14,539,816	—	70,519,648	47,345	29,238,063	6,200	9,063,001

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	988,368	—	4,839,099	2,802	2,445,301	420	664,468
Units issued	119,529	—	81,147	—	109,675	—	19,743
Units redeemed	(1,107,897)	—	(4,920,246)	(2,802)	(2,554,976)	(420)	(684,211)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,533,773	$—	$1,120,554	$—	$1,114,101	$—	$256,313
Proceeds from sales	$13,332,155	$—	$61,470,730	$40,338	$24,835,255	$5,018	$8,101,039

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco China-India Fund - Class A(a)	JNL/Invesco China-India Fund - Class I(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class A(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class I(a)	JNL/Mellon S&P 1500 Value Index Fund - Class A(a)	JNL/Mellon S&P 1500 Value Index Fund - Class I(a)	JNL/Neuberger Berman Currency Fund - Class A(a)
Operations
Net investment income (loss)	$(210,997)	$(46)	$(45,134)	$(103)	$(29,589)	$(298)	$(3,466)
Net realized gain (loss) on investments	(2,340,294)	(3,510)	373,953	1,976	(1,046,987)	(36,621)	(31,031)
Net change in unrealized appreciation
(depreciation) on investments	(4,504,069)	(552)	(1,136,850)	(2,925)	(705,781)	(15,239)	4,231
Net change in net assets
from operations	(7,055,360)	(4,108)	(808,031)	(1,052)	(1,782,357)	(52,158)	(30,266)

Contract transactions
Purchase payments	726,521	—	671,499	140,000	853,559	140,000	151,148
Surrenders and terminations	(1,018,366)	—	(125,230)	—	(27,155)	—	(14,175)
Transfers between Investment Divisions	(43,133,173)	(24,836)	(9,050,780)	(158,927)	(5,358,348)	(262,794)	(1,191,164)
Contract owner charges	(187,278)	(80)	(40,830)	(261)	(24,522)	(751)	(1,172)
Net change in net assets
from contract transactions	(43,612,296)	(24,916)	(8,545,341)	(19,188)	(4,556,466)	(123,545)	(1,055,363)

Net change in net assets	(50,667,656)	(29,024)	(9,353,372)	(20,240)	(6,338,823)	(175,703)	(1,085,629)

Net assets beginning of year	50,667,656	29,024	9,353,372	20,240	6,338,823	175,703	1,085,629

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	5,202,925	3,284	707,542	1,475	520,952	14,029	109,069
Units issued	251,798	—	359,622	15,942	271,026	28,369	35,129
Units redeemed	(5,454,723)	(3,284)	(1,067,164)	(17,417)	(791,978)	(42,398)	(144,198)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,224,878	$—	$4,586,051	$203,743	$3,027,897	$309,232	$338,093
Proceeds from sales	$46,048,171	$24,962	$13,176,525	$223,034	$7,613,952	$433,075	$1,396,922

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A(a)	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A(a)
Operations
Net investment income (loss)	$—	$(22,273)	$—	$(8,878)	$(136,285)	$(60)	$(61,594)
Net realized gain (loss) on investments	—	146,387	—	(742,785)	(14,120,057)	(16,263)	(1,329,187)
Net change in unrealized appreciation
(depreciation) on investments	—	(321,761)	—	(80,404)	1,232,343	(1,642)	(2,866,491)
Net change in net assets
from operations	—	(197,647)	—	(832,067)	(13,023,999)	(17,965)	(4,257,272)

Contract transactions
Purchase payments	—	40,394	—	103,313	679,976	—	179,755
Surrenders and terminations	—	(295,852)	—	(30,960)	(610,250)	—	(216,022)
Transfers between Investment Divisions	—	(6,291,350)	—	(2,443,771)	(25,615,191)	(32,097)	(10,896,054)
Contract owner charges	—	(1,874)	—	(476)	(105,328)	(215)	(50,739)
Net change in net assets
from contract transactions	—	(6,548,682)	—	(2,371,894)	(25,650,793)	(32,312)	(10,983,060)

Net change in net assets	—	(6,746,329)	—	(3,203,961)	(38,674,792)	(50,277)	(15,240,332)

Net assets beginning of year	—	6,746,329	—	3,203,961	38,674,792	50,277	15,240,332

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	605,032	—	292,187	1,992,326	2,158	446,335
Units issued	—	28,548	—	84,897	236,468	89	49,583
Units redeemed	—	(633,580)	—	(377,084)	(2,228,794)	(2,247)	(495,918)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$309,327	$—	$719,004	$3,446,108	$2,087	$1,259,400
Proceeds from sales	$—	$6,880,282	$—	$3,099,776	$29,233,186	$34,459	$12,304,054

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A(a)	JNL/S&P Mid 3 Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A(a)
Operations
Net investment income (loss)	$(17)	$(74,106)	$(14)	$(12,066)	$(8,697)	$(67)	$(16,399)
Net realized gain (loss) on investments	(2,534)	(6,742,568)	(8,055)	40,408	(561,012)	(12,208)	1,055,126
Net change in unrealized appreciation
(depreciation) on investments	(1,167)	(886,668)	—	(175,684)	54,362	3,837	(684,354)
Net change in net assets
from operations	(3,718)	(7,703,342)	(8,069)	(147,342)	(515,347)	(8,438)	354,373

Contract transactions
Purchase payments	—	156,349	—	4,026	207,453	—	176,269
Surrenders and terminations	—	(336,559)	—	(181,804)	(50,670)	(492)	(50,576)
Transfers between Investment Divisions	(9,740)	(13,178,346)	8,069	(3,608,723)	(2,263,239)	(34,434)	(6,281,421)
Contract owner charges	(56)	(60,404)	—	(136)	(2,481)	(64)	(383)
Net change in net assets
from contract transactions	(9,796)	(13,418,960)	8,069	(3,786,637)	(2,108,937)	(34,990)	(6,156,111)

Net change in net assets	(13,514)	(21,122,302)	—	(3,933,979)	(2,624,284)	(43,428)	(5,801,738)

Net assets beginning of year	13,514	21,122,302	—	3,933,979	2,624,284	43,428	5,801,738

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	247	1,660,179	—	388,274	161,244	2,534	954,982
Units issued	35	125,065	1,663	13,940	17,618	—	336,364
Units redeemed	(282)	(1,785,244)	(1,663)	(402,214)	(178,862)	(2,534)	(1,291,346)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,239	$1,200,476	$22,780	$139,426	$221,343	$—	$1,928,441
Proceeds from sales	$11,052	$14,693,541	$14,725	$3,938,129	$2,338,977	$35,057	$8,100,952

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Operations
Net investment income (loss)	$(1,178,549)	$(1,167)	$(337,948)	$(250)	$(2,024,917)	$(125)	$158,841
Net realized gain (loss) on investments	2,374,816	144	383,789	(198)	3,705,260	8	852,415
Net change in unrealized appreciation
(depreciation) on investments	16,927,716	59,431	2,933,021	6,980	27,221,722	6,153	3,545,476
Net change in net assets
from operations	18,123,983	58,408	2,978,862	6,532	28,902,065	6,036	4,556,732

Contract transactions
Purchase payments	4,891,035	—	4,950,849	—	6,661,837	51,906	2,144,014
Surrenders and terminations	(5,889,783)	—	(2,630,623)	—	(10,238,899)	—	(909,224)
Transfers between Investment Divisions	(1,713,570)	(649)	5,994,575	(22,000)	(3,701,367)	19,999	(376,029)
Contract owner charges	(884,304)	(3,856)	(81,018)	—	(1,588,820)	(38)	(48,796)
Net change in net assets
from contract transactions	(3,596,622)	(4,505)	8,233,783	(22,000)	(8,867,249)	71,867	809,965

Net change in net assets	14,527,361	53,903	11,212,645	(15,468)	20,034,816	77,903	5,366,697

Net assets beginning of year	76,550,162	227,958	23,376,160	72,678	135,663,584	—	22,239,375

Net assets end of year	$91,077,523	$281,861	$34,588,805	$57,210	$155,698,400	$77,903	$27,606,072

Contract unit transactions
Units outstanding at beginning of year	5,974,547	19,676	2,115,793	6,339	9,964,946	—	1,539,642
Units issued	800,729	—	1,253,235	—	754,896	5,134	315,032
Units redeemed	(1,062,083)	(337)	(536,933)	(1,890)	(1,350,199)	(3)	(262,996)
Units outstanding at end of year	5,713,193	19,339	2,832,095	4,449	9,369,643	5,131	1,591,678

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$2,239	$126,830	$—	$265,604	$437	$(524,593)	$(247)
Net realized gain (loss) on investments	2,674	307,183	—	780,096	330	811,688	11
Net change in unrealized appreciation
(depreciation) on investments	11,962	1,139,375	—	3,151,393	883	5,543,175	6,037
Net change in net assets
from operations	16,875	1,573,388	—	4,197,093	1,650	5,830,270	5,801

Contract transactions
Purchase payments	94,454	2,450,029	—	4,798,891	22,889	7,328,815	67,366
Surrenders and terminations	—	(1,224,104)	—	(967,966)	—	(5,037,585)	—
Transfers between Investment Divisions	957	(957,314)	—	(1,000,815)	142	1,015,315	—
Contract owner charges	(1,178)	(21,621)	—	(33,737)	—	(259,828)	(325)
Net change in net assets
from contract transactions	94,233	246,990	—	2,796,373	23,031	3,046,717	67,041

Net change in net assets	111,108	1,820,378	—	6,993,466	24,681	8,876,987	72,842

Net assets beginning of year	39,054	11,719,464	—	23,716,166	—	39,567,842	23,498

Net assets end of year	$150,162	$13,539,842	$—	$30,709,632	$24,681	$48,444,829	$96,340

Contract unit transactions
Units outstanding at beginning of year	2,992	977,584	—	1,768,251	—	3,206,614	1,885
Units issued	6,393	228,495	—	539,337	1,664	840,055	4,825
Units redeemed	(80)	(209,805)	—	(341,838)	—	(591,116)	(24)
Units outstanding at end of year	9,305	996,274	—	1,965,750	1,664	3,455,553	6,686

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Operations
Net investment income (loss)	$(1,969,266)	$(985)	$(13,707)	$217,225	$2,496	$(375)
Net realized gain (loss) on investments	4,034,609	156	8,595	(113,235)	7,718	908
Net change in unrealized appreciation
(depreciation) on investments	21,918,243	26,842	114,354	4,859,052	18,544	20,323
Net change in net assets
from operations	23,983,586	26,013	109,242	4,963,042	28,758	20,856

Contract transactions
Purchase payments	7,046,399	65,315	308,499	3,438,665	82,837	67,691
Surrenders and terminations	(14,105,675)	—	(106,162)	(2,758,125)	—	(4,020)
Transfers between Investment Divisions	(4,202,402)	201,059	35,769	(992,827)	(140,745)	5,900
Contract owner charges	(1,235,826)	(3,049)	(320)	(310,633)	(1,386)	(49)
Net change in net assets
from contract transactions	(12,497,504)	263,325	237,786	(622,920)	(59,294)	69,522

Net change in net assets	11,486,082	289,338	347,028	4,340,122	(30,536)	90,378

Net assets beginning of year	138,079,377	40,266	1,292,152	30,663,676	170,471	50,283

Net assets end of year	$149,565,459	$329,604	$1,639,180	$35,003,798	$139,935	$140,661

Contract unit transactions
Units outstanding at beginning of year	9,874,670	3,154	134,526	2,505,492	11,491	6,247
Units issued	1,079,611	17,957	46,117	794,268	5,311	8,216
Units redeemed	(1,894,470)	(246)	(22,728)	(831,943)	(8,784)	(1,060)
Units outstanding at end of year	9,059,811	20,865	157,915	2,467,817	8,018	13,403

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Operations
Net investment income (loss)	$(152,670)	$(733)	$(1,685,393)	$(1,008)	$(736,929)	$(140)	$(12,334)
Net realized gain (loss) on investments	173,004	223	3,471,726	875	(662,040)	(31)	84,168
Net change in unrealized appreciation
(depreciation) on investments	2,319,078	33,716	29,841,512	43,206	11,743,404	7,120	569,794
Net change in net assets
from operations	2,339,412	33,206	31,627,845	43,073	10,344,435	6,949	641,628

Contract transactions
Purchase payments	3,062,093	222,095	12,467,022	182,702	3,650,188	—	2,325,325
Surrenders and terminations	(860,005)	(145)	(8,688,836)	(181)	(4,090,679)	—	(17,618)
Transfers between Investment Divisions	1,461,504	19,472	7,271,840	86,532	2,693,788	7,857	171,972
Contract owner charges	(117,350)	(1,804)	(1,269,940)	(2,168)	(559,697)	(100)	(30,692)
Net change in net assets
from contract transactions	3,546,242	239,618	9,780,086	266,885	1,693,600	7,757	2,448,987

Net change in net assets	5,885,654	272,824	41,407,931	309,958	12,038,035	14,706	3,090,615

Net assets beginning of year	7,418,290	46,316	91,625,996	50,318	43,654,948	25,704	823,514

Net assets end of year	$13,303,944	$319,140	$133,033,927	$360,276	$55,692,983	$40,410	$3,914,129

Contract unit transactions
Units outstanding at beginning of year	654,984	3,986	1,987,149	750	2,358,431	1,113	80,893
Units issued	540,221	17,856	671,141	3,993	557,724	290	295,811
Units redeemed	(269,213)	(394)	(523,975)	(437)	(476,959)	(4)	(82,448)
Units outstanding at end of year	925,992	21,448	2,134,315	4,306	2,439,196	1,399	294,256

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(1,297,800)	$(670)	$(3,556,252)	$(1,630)	$(52,914)	$(190)	$(424,476)
Net realized gain (loss) on investments	478,467	1,047	11,420,321	281	13,870	8	151,569
Net change in unrealized appreciation
(depreciation) on investments	15,635,624	19,557	32,292,681	65,163	592,887	5,767	1,922,943
Net change in net assets
from operations	14,816,291	19,934	40,156,750	63,814	553,843	5,585	1,650,036

Contract transactions
Purchase payments	15,512,641	172,589	13,290,738	206,346	4,193,182	67,562	1,459,218
Surrenders and terminations	(4,797,121)	—	(15,884,216)	(3,545)	(70,798)	—	(2,446,640)
Transfers between Investment Divisions	6,627,821	(12,554)	(14,325,334)	133,926	1,770,652	(339)	(1,056,712)
Contract owner charges	(937,619)	(1,366)	(2,940,003)	(4,251)	(26,430)	(193)	(369,629)
Net change in net assets
from contract transactions	16,405,722	158,669	(19,858,815)	332,476	5,866,606	67,030	(2,413,763)

Net change in net assets	31,222,013	178,603	20,297,935	396,290	6,420,449	72,615	(763,727)

Net assets beginning of year	70,949,841	41,474	219,020,443	122,490	1,525,535	9,469	28,859,353

Net assets end of year	$102,171,854	$220,077	$239,318,378	$518,780	$7,945,984	$82,084	$28,095,626

Contract unit transactions
Units outstanding at beginning of year	4,725,904	2,093	11,635,778	5,617	162,135	1,005	2,828,302
Units issued	1,736,743	8,844	1,880,757	14,842	601,053	6,472	329,640
Units redeemed	(737,718)	(1,537)	(2,849,784)	(321)	(31,713)	(47)	(563,541)
Units outstanding at end of year	5,724,929	9,400	10,666,751	20,138	731,475	7,430	2,594,401

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(133)	$(248,482)	$(1,187)	$(611,445)	$(392)	$(1,803,808)	$(451)
Net realized gain (loss) on investments	355	622,544	154	688,729	86	2,972,074	4,462
Net change in unrealized appreciation
(depreciation) on investments	1,621	5,685,227	52,477	10,204,289	18,999	22,582,301	14,253
Net change in net assets
from operations	1,843	6,059,289	51,444	10,281,573	18,693	23,750,567	18,264

Contract transactions
Purchase payments	9,200	5,917,950	103,923	3,224,554	80,500	14,840,031	25,790
Surrenders and terminations	(98)	(832,676)	(370)	(2,661,295)	—	(4,312,210)	—
Transfers between Investment Divisions	(7,747)	1,857,778	110,581	(957,150)	(75)	1,206,872	2,540
Contract owner charges	(338)	(83,872)	(1,498)	(524,838)	(931)	(1,402,174)	(1,037)
Net change in net assets
from contract transactions	1,017	6,859,180	212,636	(918,729)	79,494	10,332,519	27,293

Net change in net assets	2,860	12,918,469	264,080	9,362,844	98,187	34,083,086	45,557

Net assets beginning of year	26,822	15,785,024	70,616	35,573,670	25,909	105,778,311	67,165

Net assets end of year	$29,682	$28,703,493	$334,696	$44,936,514	$124,096	$139,861,397	$112,722

Contract unit transactions
Units outstanding at beginning of year	2,272	1,170,195	5,132	2,578,973	1,626	7,216,010	4,347
Units issued	1,434	802,525	12,917	332,654	4,546	1,689,733	6,613
Units redeemed	(771)	(369,061)	(135)	(392,475)	(84)	(1,037,250)	(5,034)
Units outstanding at end of year	2,935	1,603,659	17,914	2,519,152	6,088	7,868,493	5,926

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(826,623)	$(1,218)	$(5,454,576)	$(5,655)	$(1,448,337)	$(1,150)	$(1,972,708)
Net realized gain (loss) on investments	2,714,115	5,424	18,728,369	9,620	1,435,368	112	3,014,460
Net change in unrealized appreciation
(depreciation) on investments	14,078,222	66,152	67,114,908	244,491	18,598,197	50,457	19,775,061
Net change in net assets
from operations	15,965,714	70,358	80,388,701	248,456	18,585,228	49,419	20,816,813

Contract transactions
Purchase payments	23,721,149	105,899	43,840,382	662,072	6,084,707	6,299	15,873,047
Surrenders and terminations	(3,293,772)	—	(23,308,683)	(16,213)	(6,146,779)	—	(9,135,632)
Transfers between Investment Divisions	10,672,924	706	(3,527,560)	92,848	(5,277,059)	(2,257)	(981,082)
Contract owner charges	(352,443)	(3,564)	(4,380,351)	(14,117)	(1,098,085)	(3,267)	(1,414,125)
Net change in net assets
from contract transactions	30,747,858	103,041	12,623,788	724,590	(6,437,216)	775	4,342,208

Net change in net assets	46,713,572	173,399	93,012,489	973,046	12,148,012	50,194	25,159,021

Net assets beginning of year	40,042,391	193,079	334,845,513	600,255	92,420,559	224,824	121,943,247

Net assets end of year	$86,755,963	$366,478	$427,858,002	$1,573,301	$104,568,571	$275,018	$147,102,268

Contract unit transactions
Units outstanding at beginning of year	1,965,096	9,061	16,211,850	25,394	7,329,696	15,515	9,076,439
Units issued	2,134,322	10,459	3,785,691	39,057	982,057	2,166	1,566,927
Units redeemed	(738,541)	(6,417)	(3,296,797)	(9,931)	(1,439,599)	(1,199)	(1,290,213)
Units outstanding at end of year	3,360,877	13,103	16,700,744	54,520	6,872,154	16,482	9,353,153

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A(a)	JNL/AQR Large Cap Defensive Style Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Operations
Net investment income (loss)	$(42)	$(1,070,764)	$(1,009)	$(14,798)	$—	$(520,458)	$—
Net realized gain (loss) on investments	3	1,383,369	1,053	4,087	—	526,427	—
Net change in unrealized appreciation
(depreciation) on investments	2,233	16,035,799	42,692	167,793	—	7,141,312	—
Net change in net assets
from operations	2,194	16,348,404	42,736	157,082	—	7,147,281	—

Contract transactions
Purchase payments	14,176	4,008,861	193,750	385,481	—	569,647	—
Surrenders and terminations	—	(3,717,908)	(238)	(19,941)	—	(2,044,286)	—
Transfers between Investment Divisions	40,001	1,663,388	10,578	2,434,386	—	(4,111,781)	—
Contract owner charges	(77)	(877,834)	(3,008)	(10,531)	—	(416,474)	—
Net change in net assets
from contract transactions	54,100	1,076,507	201,082	2,789,395	—	(6,002,894)	—

Net change in net assets	56,294	17,424,911	243,818	2,946,477	—	1,144,387	—

Net assets beginning of year	—	60,969,536	56,139	—	—	32,323,108	—

Net assets end of year	$56,294	$78,394,447	$299,957	$2,946,477	$—	$33,467,495	$—

Contract unit transactions
Units outstanding at beginning of year	—	5,365,978	4,263	—	—	2,295,173	—
Units issued	3,354	1,028,894	15,033	295,345	—	176,942	—
Units redeemed	(5)	(959,371)	(938)	(17,618)	—	(564,605)	—
Units outstanding at end of year	3,349	5,435,501	18,358	277,727	—	1,907,510	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class I(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Operations
Net investment income (loss)	$(93,285)	$251	$39	$(2,434,589)	$(328)	$(577,968)	$—
Net realized gain (loss) on investments	(572,899)	12	2	1,509,232	519	(1,506,390)	—
Net change in unrealized appreciation
(depreciation) on investments	593,782	5,636	282	26,484,328	7,173	6,981,893	—
Net change in net assets
from operations	(72,402)	5,899	323	25,558,971	7,364	4,897,535	—

Contract transactions
Purchase payments	278,367	85,767	—	5,682,638	76,507	2,019,017	—
Surrenders and terminations	(893,370)	(366)	—	(12,559,576)	—	(3,876,955)	—
Transfers between Investment Divisions	(476,897)	5,879	6,240	(6,953,649)	(11,852)	(984,264)	—
Contract owner charges	(10,650)	(275)	(31)	(1,949,683)	(345)	(473,075)	—
Net change in net assets
from contract transactions	(1,102,550)	91,005	6,209	(15,780,270)	64,310	(3,315,277)	—

Net change in net assets	(1,174,952)	96,904	6,532	9,778,701	71,674	1,582,258	—

Net assets beginning of year	9,523,450	—	—	165,826,541	10,211	38,329,175	—

Net assets end of year	$8,348,498	$96,904	$6,532	$175,605,242	$81,885	$39,911,433	$—

Contract unit transactions
Units outstanding at beginning of year	1,053,661	—	—	13,603,086	737	5,618,445	—
Units issued	127,278	9,502	621	1,085,875	6,082	832,728	—
Units redeemed	(248,849)	(284)	(3)	(2,286,429)	(800)	(1,283,365)	—
Units outstanding at end of year	932,090	9,218	618	12,402,532	6,019	5,167,808	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(3,080,196)	$(2,497)	$(24,827)	$(303)	$553,228	$1,484	$(190,068)
Net realized gain (loss) on investments	9,040,894	8,050	(42,638)	(174)	1,921,671	2,794	697,496
Net change in unrealized appreciation
(depreciation) on investments	45,910,220	108,060	141,173	3,506	3,934,557	(413)	2,904,964
Net change in net assets
from operations	51,870,918	113,613	73,708	3,029	6,409,456	3,865	3,412,392

Contract transactions
Purchase payments	16,411,846	335,287	975,239	—	2,137,579	50,000	6,355,401
Surrenders and terminations	(15,350,733)	(483)	(226,553)	—	(2,361,253)	—	(632,622)
Transfers between Investment Divisions	16,683,950	122,472	(587,661)	3,143	(2,758,184)	251	13,629,530
Contract owner charges	(2,527,871)	(5,606)	(5,243)	(901)	(467,922)	(576)	(131,039)
Net change in net assets
from contract transactions	15,217,192	451,670	155,782	2,242	(3,449,780)	49,675	19,221,270

Net change in net assets	67,088,110	565,283	229,490	5,271	2,959,676	53,540	22,633,662

Net assets beginning of year	168,776,242	192,399	2,051,067	64,937	38,421,606	4,013	6,288,818

Net assets end of year	$235,864,352	$757,682	$2,280,557	$70,208	$41,381,282	$57,553	$28,922,480

Contract unit transactions
Units outstanding at beginning of year	3,097,327	2,311	206,441	6,487	2,944,200	217	590,879
Units issued	944,574	7,856	138,963	385	381,819	2,436	2,296,828
Units redeemed	(746,401)	(2,692)	(123,093)	(171)	(629,358)	(30)	(794,377)
Units outstanding at end of year	3,295,500	7,475	222,311	6,701	2,696,661	2,623	2,093,330

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A(a)	JNL/DFA International Core Equity Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(1,155)	$19,181	$410	$(1,907)	$—	$26,098	$—
Net realized gain (loss) on investments	11,349	129,830	463	216	—	115,350	—
Net change in unrealized appreciation
(depreciation) on investments	49,081	1,592,814	6,886	45,441	—	1,317,061	—
Net change in net assets
from operations	59,275	1,741,825	7,759	43,750	—	1,458,509	—

Contract transactions
Purchase payments	150,072	3,128,471	—	511,431	—	2,438,628	—
Surrenders and terminations	(106)	(219,805)	—	(1,561)	—	(489,600)	—
Transfers between Investment Divisions	(897)	457,076	122	209,269	—	(356,730)	—
Contract owner charges	(3,047)	(92,414)	(512)	(1,116)	—	(70,362)	—
Net change in net assets
from contract transactions	146,022	3,273,328	(390)	718,023	—	1,521,936	—

Net change in net assets	205,297	5,015,153	7,369	761,773	—	2,980,445	—

Net assets beginning of year	152,343	7,640,366	36,765	—	—	8,344,907	—

Net assets end of year	$357,640	$12,655,519	$44,134	$761,773	$—	$11,325,352	$—

Contract unit transactions
Units outstanding at beginning of year	14,096	787,247	3,695	—	—	851,316	—
Units issued	22,566	339,317	11	71,147	—	266,288	—
Units redeemed	(11,439)	(38,020)	(46)	(259)	—	(128,958)	—
Units outstanding at end of year	25,223	1,088,544	3,660	70,888	—	988,646	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(923,070)	$(493)	$(48,344)	$132	$2,463,438	$6,538	$(22,846)
Net realized gain (loss) on investments	2,319,147	101	511,517	393	1,083,147	908	34,543
Net change in unrealized appreciation
(depreciation) on investments	14,332,657	19,347	840,279	1,937	8,934,863	372	145,050
Net change in net assets
from operations	15,728,734	18,955	1,303,452	2,462	12,481,448	7,818	156,747

Contract transactions
Purchase payments	3,353,121	89,424	2,396,747	36,288	7,585,337	230,251	731,511
Surrenders and terminations	(4,185,460)	—	(415,399)	—	(21,597,522)	—	(165,648)
Transfers between Investment Divisions	878,647	(187)	1,190,408	(22,235)	1,331,908	(11,072)	353,738
Contract owner charges	(685,942)	(899)	(31,352)	(142)	(2,199,846)	(668)	(11,484)
Net change in net assets
from contract transactions	(639,634)	88,338	3,140,404	13,911	(14,880,123)	218,511	908,117

Net change in net assets	15,089,100	107,293	4,443,856	16,373	(2,398,675)	226,329	1,064,864

Net assets beginning of year	55,419,163	24,252	5,250,891	5,149	205,261,383	41,887	1,233,830

Net assets end of year	$70,508,263	$131,545	$9,694,747	$21,522	$202,862,708	$268,216	$2,298,694

Contract unit transactions
Units outstanding at beginning of year	1,781,148	627	330,490	578	10,151,739	1,473	116,319
Units issued	324,424	1,760	247,556	3,540	1,120,814	9,682	159,804
Units redeemed	(332,925)	(17)	(66,013)	(2,125)	(1,867,866)	(1,288)	(78,705)
Units outstanding at end of year	1,772,647	2,370	512,033	1,993	9,404,687	9,867	197,418

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Operations
Net investment income (loss)	$(249)	$(930,544)	$(1,138)	$(1,256,875)	$(698)	$135,275	$146
Net realized gain (loss) on investments	610	617,036	(1,885)	486,032	49	(52,673)	22
Net change in unrealized appreciation
(depreciation) on investments	4,878	17,466,056	57,792	4,666,984	5,722	4,065,526	718
Net change in net assets
from operations	5,239	17,152,548	54,769	3,896,141	5,073	4,148,128	886

Contract transactions
Purchase payments	22,889	14,401,722	366,885	9,616,754	126,503	3,082,186	27,658
Surrenders and terminations	—	(3,415,603)	—	(7,134,142)	—	(4,551,005)	—
Transfers between Investment Divisions	(9,840)	14,535,790	(26,409)	1,622,322	42,770	899,980	338
Contract owner charges	(380)	(687,290)	(2,930)	(855,605)	(582)	(662,364)	—
Net change in net assets
from contract transactions	12,669	24,834,619	337,546	3,249,329	168,691	(1,231,203)	27,996

Net change in net assets	17,908	41,987,167	392,315	7,145,470	173,764	2,916,925	28,882

Net assets beginning of year	38,001	45,992,388	56,087	91,579,467	43,239	55,159,266	—

Net assets end of year	$55,909	$87,979,555	$448,402	$98,724,937	$217,003	$58,076,191	$28,882

Contract unit transactions
Units outstanding at beginning of year	3,522	3,176,074	3,935	8,391,596	3,925	2,235,609	—
Units issued	3,104	2,273,392	25,375	2,253,855	14,642	375,998	846
Units redeemed	(1,023)	(840,599)	(5,786)	(1,974,810)	(276)	(429,588)	(14)
Units outstanding at end of year	5,603	4,608,867	23,524	8,670,641	18,291	2,182,019	832

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(944,618)	$(39)	$3,543,713	$3,384	$(1,093,521)	$(171)	$(2,162,982)
Net realized gain (loss) on investments	573,964	26	(295,096)	(7)	3,571,416	8	1,699,744
Net change in unrealized appreciation
(depreciation) on investments	15,114,143	1,245	(3,445,954)	(3,081)	8,376,306	8,512	20,572,733
Net change in net assets
from operations	14,743,489	1,232	(197,337)	296	10,854,201	8,349	20,109,495

Contract transactions
Purchase payments	1,902,833	11,445	2,056,463	13,215	1,533,800	—	6,983,863
Surrenders and terminations	(4,426,299)	—	(3,562,283)	—	(6,301,218)	—	(16,145,133)
Transfers between Investment Divisions	(5,071,135)	(415)	749,296	7,809	(5,302,544)	92,557	(1,907,663)
Contract owner charges	(726,340)	—	(344,663)	(296)	(878,718)	—	(1,551,726)
Net change in net assets
from contract transactions	(8,320,941)	11,030	(1,101,187)	20,728	(10,948,680)	92,557	(12,620,659)

Net change in net assets	6,422,548	12,262	(1,298,524)	21,024	(94,479)	100,906	7,488,836

Net assets beginning of year	61,568,798	—	43,472,059	14,513	72,263,816	—	143,552,954

Net assets end of year	$67,991,346	$12,262	$42,173,535	$35,537	$72,169,337	$100,906	$151,041,790

Contract unit transactions
Units outstanding at beginning of year	4,427,590	—	3,772,969	1,133	5,972,340	—	9,744,285
Units issued	366,622	646	802,389	1,641	363,365	6,520	1,070,804
Units redeemed	(888,203)	(22)	(907,966)	(23)	(1,196,307)	—	(1,872,287)
Units outstanding at end of year	3,906,009	624	3,667,392	2,751	5,139,398	6,520	8,942,802

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Operations
Net investment income (loss)	$(371)	$(330,724)	$213	$(6,776,314)	$(2,000)	$(74,902)	$544
Net realized gain (loss) on investments	87	497,245	780	16,168,197	188	6,803,609	4,715
Net change in unrealized appreciation
(depreciation) on investments	8,432	5,918,763	795	88,655,048	72,701	6,718,944	(94)
Net change in net assets
from operations	8,148	6,085,284	1,788	98,046,931	70,889	13,447,651	5,165

Contract transactions
Purchase payments	132,419	2,658,969	25,000	18,623,356	812,028	2,222,876	11,851
Surrenders and terminations	(2,075)	(2,614,075)	—	(28,674,479)	—	(3,297,526)	—
Transfers between Investment Divisions	268	(577,773)	7,799	(14,965,757)	380	(4,367,841)	34,271
Contract owner charges	(678)	(437,908)	(263)	(5,069,141)	(5,999)	(587,434)	(501)
Net change in net assets
from contract transactions	129,934	(970,787)	32,536	(30,086,021)	806,409	(6,029,925)	45,621

Net change in net assets	138,082	5,114,497	34,324	67,960,910	877,298	7,417,726	50,786

Net assets beginning of year	5,141	36,708,734	—	430,429,668	21,591	51,736,968	—

Net assets end of year	$143,223	$41,823,231	$34,324	$498,390,578	$898,889	$59,154,694	$50,786

Contract unit transactions
Units outstanding at beginning of year	284	3,618,313	—	20,089,347	1,131	2,101,659	—
Units issued	7,053	658,585	2,411	1,893,400	36,911	280,372	2,666
Units redeemed	(149)	(743,498)	(20)	(3,134,522)	(330)	(492,905)	(1,294)
Units outstanding at end of year	7,188	3,533,400	2,391	18,848,225	37,712	1,889,126	1,372

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$5,857,683	$18,322	$76,078	$256	$501,681	$567	$(2,387,786)
Net realized gain (loss) on investments	22,642,208	40,949	(51,914)	—	5,485,859	2,417	7,540,994
Net change in unrealized appreciation
(depreciation) on investments	34,560,090	20,035	575,519	560	3,778,259	(10)	28,943,298
Net change in net assets
from operations	63,059,981	79,306	599,683	816	9,765,799	2,974	34,096,506

Contract transactions
Purchase payments	9,275,517	343,255	341,410	9,000	1,834,177	11,851	9,721,085
Surrenders and terminations	(22,153,465)	(362)	(88,182)	—	(3,626,406)	—	(8,749,346)
Transfers between Investment Divisions	6,851,945	134,620	383,286	—	(1,469,717)	2,650	(5,145,915)
Contract owner charges	(3,220,533)	(3,524)	(7,830)	(72)	(602,549)	(150)	(1,802,482)
Net change in net assets
from contract transactions	(9,246,536)	473,989	628,684	8,928	(3,864,495)	14,351	(5,976,658)

Net change in net assets	53,813,445	553,295	1,228,367	9,744	5,901,304	17,325	28,119,848

Net assets beginning of year	248,011,658	48,518	3,392,352	—	51,311,767	8,593	138,445,520

Net assets end of year	$301,825,103	$601,813	$4,620,719	$9,744	$57,213,071	$25,918	$166,565,368

Contract unit transactions
Units outstanding at beginning of year	11,631,442	1,900	314,246	—	2,413,786	336	5,951,083
Units issued	2,111,126	20,651	141,863	858	430,541	537	784,764
Units redeemed	(2,510,377)	(3,621)	(89,213)	(7)	(595,934)	(5)	(1,019,375)
Units outstanding at end of year	11,232,191	18,930	366,896	851	2,248,393	868	5,716,472

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(3,893)	$(1,609,421)	$—	$(5,837,287)	$—	$(3,892,489)	$—
Net realized gain (loss) on investments	338	3,566,724	—	19,507,973	—	10,021,343	—
Net change in unrealized appreciation
(depreciation) on investments	143,825	7,527,921	—	63,702,390	—	26,012,817	—
Net change in net assets
from operations	140,270	9,485,224	—	77,373,076	—	32,141,671	—

Contract transactions
Purchase payments	98,199	1,633,066	—	11,182,267	—	5,095,859	—
Surrenders and terminations	—	(14,669,848)	—	(29,632,607)	—	(25,898,323)	—
Transfers between Investment Divisions	(235)	1,196,455	—	(12,424,745)	—	(3,016,447)	—
Contract owner charges	(8,530)	(1,310,324)	—	(4,711,295)	—	(3,194,358)	—
Net change in net assets
from contract transactions	89,434	(13,150,651)	—	(35,586,380)	—	(27,013,269)	—

Net change in net assets	229,704	(3,665,427)	—	41,786,696	—	5,128,402	—

Net assets beginning of year	500,639	105,693,595	—	355,205,056	—	253,895,299	—

Net assets end of year	$730,343	$102,028,168	$—	$396,991,752	$—	$259,023,701	$—

Contract unit transactions
Units outstanding at beginning of year	17,818	7,698,548	—	15,385,715	—	15,977,911	—
Units issued	4,107	737,975	—	885,920	—	1,003,488	—
Units redeemed	(287)	(1,652,110)	—	(2,254,948)	—	(2,609,655)	—
Units outstanding at end of year	21,638	6,784,413	—	14,016,687	—	14,371,744	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(6,286,320)	$(147)	$207,348	$82	$(16,813)	$(10)	$74,987
Net realized gain (loss) on investments	19,751,814	—	1,221,115	210	11,409	2,393	714,092
Net change in unrealized appreciation
(depreciation) on investments	53,320,242	2,104	4,595,316	401	341,483	687	4,646,551
Net change in net assets
from operations	66,785,736	1,957	6,023,779	693	336,079	3,070	5,435,630

Contract transactions
Purchase payments	7,655,926	52,251	1,303,560	—	981,929	43,723	1,601,024
Surrenders and terminations	(35,930,519)	—	(2,668,978)	—	(89,943)	—	(2,022,288)
Transfers between Investment Divisions	(13,442,911)	(244)	(2,350,411)	805	2,270,831	(37,972)	(708,847)
Contract owner charges	(5,108,993)	—	(389,191)	(49)	(16,351)	(34)	(142,201)
Net change in net assets
from contract transactions	(46,826,497)	52,007	(4,105,020)	756	3,146,466	5,717	(1,272,312)

Net change in net assets	19,959,239	53,964	1,918,759	1,449	3,482,545	8,787	4,163,318

Net assets beginning of year	400,494,684	—	31,286,196	2,875	766,430	2,620	21,064,440

Net assets end of year	$420,453,923	$53,964	$33,204,955	$4,324	$4,248,975	$11,407	$25,227,758

Contract unit transactions
Units outstanding at beginning of year	19,126,332	—	1,734,214	134	87,027	294	2,284,937
Units issued	1,090,425	1,764	196,263	33	366,300	5,318	375,121
Units redeemed	(3,143,930)	—	(402,273)	(2)	(47,376)	(4,554)	(487,867)
Units outstanding at end of year	17,072,827	1,764	1,528,204	165	405,951	1,058	2,172,191

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$927	$1,002	$380	$66,172	$—	$(1,211,742)	$1,188
Net realized gain (loss) on investments	3,669	27,793	1,857	109,248	—	15,054,929	16,179
Net change in unrealized appreciation
(depreciation) on investments	9,455	33,535	16,522	908,201	—	21,302,409	10,018
Net change in net assets
from operations	14,051	62,330	18,759	1,083,621	—	35,145,596	27,385

Contract transactions
Purchase payments	48,823	645,680	—	2,139,986	—	4,795,782	198,674
Surrenders and terminations	—	(67,654)	—	(269,352)	—	(9,718,542)	—
Transfers between Investment Divisions	(22,542)	844,964	(3,463)	1,930,992	—	(2,069,859)	(143)
Contract owner charges	(186)	(6,372)	(1,274)	(51,789)	—	(1,675,695)	(1,164)
Net change in net assets
from contract transactions	26,095	1,416,618	(4,737)	3,749,837	—	(8,668,314)	197,367

Net change in net assets	40,146	1,478,948	14,022	4,833,458	—	26,477,282	224,752

Net assets beginning of year	28,990	50,752	72,150	3,126,974	—	122,287,349	—

Net assets end of year	$69,136	$1,529,700	$86,172	$7,960,432	$—	$148,764,631	$224,752

Contract unit transactions
Units outstanding at beginning of year	3,119	5,434	7,689	332,177	—	5,671,898	—
Units issued	4,947	189,087	1,028	464,810	—	677,574	7,263
Units redeemed	(2,265)	(61,610)	(1,376)	(104,749)	—	(1,021,480)	(899)
Units outstanding at end of year	5,801	132,911	7,341	692,238	—	5,327,992	6,364

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(1,154,287)	$(146)	$185,649	$1,612	$(2,031,972)	$(1,245)	$(43,172)
Net realized gain (loss) on investments	276,272	18	4,670,207	8,962	4,788,240	(5,030)	35,734
Net change in unrealized appreciation
(depreciation) on investments	15,588,051	3,009	10,304,832	13,848	24,805,124	54,714	691,534
Net change in net assets
from operations	14,710,036	2,881	15,160,688	24,422	27,561,392	48,439	684,096

Contract transactions
Purchase payments	2,733,274	62,043	2,426,642	—	10,464,699	148,889	228,472
Surrenders and terminations	(5,765,644)	—	(4,181,640)	—	(9,715,768)	(158)	(613,033)
Transfers between Investment Divisions	(2,927,080)	5,866	(5,929,514)	—	(4,085,426)	45	94,245
Contract owner charges	(896,854)	(134)	(644,551)	(1,537)	(1,574,505)	(3,311)	(1,738)
Net change in net assets
from contract transactions	(6,856,304)	67,775	(8,329,063)	(1,537)	(4,911,000)	145,465	(292,054)

Net change in net assets	7,853,732	70,656	6,831,625	22,885	22,650,392	193,904	392,042

Net assets beginning of year	72,529,406	—	60,313,257	87,764	122,126,358	108,137	4,269,832

Net assets end of year	$80,383,138	$70,656	$67,144,882	$110,649	$144,776,750	$302,041	$4,661,874

Contract unit transactions
Units outstanding at beginning of year	4,396,103	—	3,118,137	3,034	4,059,866	2,733	402,569
Units issued	449,194	4,162	240,403	3,299	882,438	5,042	32,922
Units redeemed	(821,727)	(1,154)	(608,530)	(3,071)	(1,019,288)	(1,475)	(58,640)
Units outstanding at end of year	4,023,570	3,008	2,750,010	3,262	3,923,016	6,300	376,851

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I(a)	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$—	$(640,503)	$(84)	$(52,403)	$(153)	$(1,618,912)	$(859)
Net realized gain (loss) on investments	—	466,859	5	152,955	778	3,802,381	2,973
Net change in unrealized appreciation
(depreciation) on investments	—	8,267,535	5,890	375,759	2,857	33,556,160	40,006
Net change in net assets
from operations	—	8,093,891	5,811	476,311	3,482	35,739,629	42,120

Contract transactions
Purchase payments	—	1,019,267	52,579	3,258,449	45,779	12,507,408	148,469
Surrenders and terminations	—	(3,341,453)	—	(113,086)	—	(8,433,201)	(1,376)
Transfers between Investment Divisions	—	(1,073,387)	—	5,099,300	(510)	2,307,755	53,613
Contract owner charges	—	(515,353)	—	(38,152)	—	(1,145,096)	(2,142)
Net change in net assets
from contract transactions	—	(3,910,926)	52,579	8,206,511	45,269	5,236,866	198,564

Net change in net assets	—	4,182,965	58,390	8,682,822	48,751	40,976,495	240,684

Net assets beginning of year	—	39,868,842	—	591,795	—	94,157,553	10,788

Net assets end of year	$—	$44,051,807	$58,390	$9,274,617	$48,751	$135,134,048	$251,472

Contract unit transactions
Units outstanding at beginning of year	—	3,222,148	—	61,901	—	1,963,734	154
Units issued	—	278,737	3,387	952,643	4,555	545,482	3,410
Units redeemed	—	(565,040)	—	(144,251)	(49)	(472,601)	(853)
Units outstanding at end of year	—	2,935,845	3,387	870,293	4,506	2,036,615	2,711

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Operations
Net investment income (loss)	$(860,180)	$(1,449)	$(34,135)	$—	$(890)
Net realized gain (loss) on investments	110,169	10,134	129,314	—	803
Net change in unrealized appreciation
(depreciation) on investments	3,601,078	13,687	688,881	—	18,623
Net change in net assets
from operations	2,851,067	22,372	784,060	—	18,536

Contract transactions
Purchase payments	9,793,353	747,465	646,701	—	87,688
Surrenders and terminations	(6,332,202)	—	(414,228)	—	(7,783)
Transfers between Investment Divisions	602,049	(421,680)	(71,382)	—	34,291
Contract owner charges	(575,531)	(2,837)	(5,374)	—	(16)
Net change in net assets
from contract transactions	3,487,669	322,948	155,717	—	114,180

Net change in net assets	6,338,736	345,320	939,777	—	132,716

Net assets beginning of year	58,328,372	10,044	3,737,024	—	32,952

Net assets end of year	$64,667,108	$355,364	$4,676,801	$—	$165,668

Contract unit transactions
Units outstanding at beginning of year	2,819,005	334	303,547	—	3,743
Units issued	1,344,625	26,419	86,678	—	12,068
Units redeemed	(1,191,397)	(15,653)	(74,255)	—	(1,261)
Units outstanding at end of year	2,972,233	11,100	315,970	—	14,550

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Operations
Net investment income (loss)	$852,163	$2,439	$(156,235)	$(1)	$(1,235,335)	$(372)
Net realized gain (loss) on investments	382,735	—	(28,021)	—	3,126,582	1,400
Net change in unrealized appreciation
(depreciation) on investments	3,249,456	(1,270)	2,513,459	(25)	16,657,233	13,440
Net change in net assets
from operations	4,484,354	1,169	2,329,203	(26)	18,548,480	14,468

Contract transactions
Purchase payments	8,252,360	109,500	1,299,049	—	5,693,691	60,590
Surrenders and terminations	(5,163,199)	(228)	(1,473,625)	—	(5,912,592)	—
Transfers between Investment Divisions	12,776,953	(1)	1,472,424	5,000	714,871	17,944
Contract owner charges	(606,908)	(275)	(111,009)	—	(892,922)	(486)
Net change in net assets
from contract transactions	15,259,206	108,996	1,186,839	5,000	(396,952)	78,048

Net change in net assets	19,743,560	110,165	3,516,042	4,974	18,151,528	92,516

Net assets beginning of year	66,793,324	—	8,980,343	—	74,258,008	24,627

Net assets end of year	$86,536,884	$110,165	$12,496,385	$4,974	$92,409,536	$117,143

Contract unit transactions
Units outstanding at beginning of year	4,700,285	—	983,963	—	2,613,168	632
Units issued	2,294,218	5,546	509,206	314	540,638	2,667
Units redeemed	(1,293,236)	(25)	(406,057)	—	(560,213)	(896)
Units outstanding at end of year	5,701,267	5,521	1,087,112	314	2,593,593	2,403

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(72,185)	$(156)	$(345,472)	$(154)	$478,228	$4,462	$(1,301,205)
Net realized gain (loss) on investments	160,363	1,702	431,309	26	541,497	(5,090)	(3,868,858)
Net change in unrealized appreciation
(depreciation) on investments	979,662	5,369	4,412,906	6,573	10,577,503	19,136	10,863,483
Net change in net assets
from operations	1,067,840	6,915	4,498,743	6,445	11,597,228	18,508	5,693,420

Contract transactions
Purchase payments	1,320,268	32,600	5,355,836	66,180	5,821,745	211,810	4,337,716
Surrenders and terminations	(282,696)	—	(679,706)	(339)	(3,852,094)	—	(5,947,928)
Transfers between Investment Divisions	2,818,783	(17,087)	5,541,191	—	(7,303,406)	12,107	3,676,540
Contract owner charges	(51,782)	(275)	(240,699)	(86)	(919,927)	(1,676)	(1,040,679)
Net change in net assets
from contract transactions	3,804,573	15,238	9,976,622	65,755	(6,253,682)	222,241	1,025,649

Net change in net assets	4,872,413	22,153	14,475,365	72,200	5,343,546	240,749	6,719,069

Net assets beginning of year	2,804,267	22,970	16,028,588	—	74,542,102	15,583	81,253,109

Net assets end of year	$7,676,680	$45,123	$30,503,953	$72,200	$79,885,648	$256,332	$87,972,178

Contract unit transactions
Units outstanding at beginning of year	295,362	2,382	800,411	—	7,811,514	1,456	3,168,904
Units issued	523,906	4,908	730,474	2,203	1,277,064	33,129	698,957
Units redeemed	(167,249)	(2,161)	(291,630)	(13)	(1,879,571)	(13,884)	(665,727)
Units outstanding at end of year	652,019	5,129	1,239,255	2,190	7,209,007	20,701	3,202,134

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Operations
Net investment income (loss)	$(109)	$(231,887)	$(133)	$(1,565,917)	$(213)	$(3,777,488)	$(999)
Net realized gain (loss) on investments	(1,842)	853,331	(1)	2,813,975	(63)	6,851,266	3,909
Net change in unrealized appreciation
(depreciation) on investments	2,155	3,889,105	6,833	26,212,661	12,519	44,706,117	41,105
Net change in net assets
from operations	204	4,510,549	6,699	27,460,719	12,243	47,779,895	44,015

Contract transactions
Purchase payments	14,940	1,858,603	4,126	4,778,424	28,668	17,714,605	186,478
Surrenders and terminations	—	(2,024,256)	—	(7,270,529)	(1,482)	(17,407,232)	(770)
Transfers between Investment Divisions	(7,125)	2,705,640	31,264	(6,613,198)	(3,835)	(4,660,316)	176,712
Contract owner charges	(228)	(61,935)	—	(1,200,081)	(598)	(2,861,414)	(1,769)
Net change in net assets
from contract transactions	7,587	2,478,052	35,390	(10,305,384)	22,753	(7,214,357)	360,651

Net change in net assets	7,791	6,988,601	42,089	17,155,335	34,996	40,565,538	404,666

Net assets beginning of year	7,749	14,742,205	9,838	98,216,708	29,210	247,359,500	33,120

Net assets end of year	$15,540	$21,730,806	$51,927	$115,372,043	$64,206	$287,925,038	$437,786

Contract unit transactions
Units outstanding at beginning of year	219	792,519	635	6,873,149	1,486	7,749,524	756
Units issued	1,070	538,704	1,975	1,150,372	1,662	1,306,025	11,351
Units redeemed	(885)	(409,693)	—	(1,765,039)	(602)	(1,535,718)	(3,506)
Units outstanding at end of year	404	921,530	2,610	6,258,482	2,546	7,519,831	8,601

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(1,508,391)	$—	$(47,099)	$(139)	$(3,783,087)	$(1,101)	$1,292,987
Net realized gain (loss) on investments	4,300,768	—	90,443	322	19,763,553	15,070	1,485,253
Net change in unrealized appreciation
(depreciation) on investments	13,352,426	—	679,232	4,845	77,022,477	51,466	15,276,526
Net change in net assets
from operations	16,144,803	—	722,576	5,028	93,002,943	65,435	18,054,766

Contract transactions
Purchase payments	1,736,624	—	475,709	1,140	21,721,396	171,800	5,317,929
Surrenders and terminations	(8,370,731)	—	(97,192)	—	(14,741,798)	(9,039)	(6,750,200)
Transfers between Investment Divisions	31,051,108	—	(276,274)	29,163	(2,523,534)	94,138	(1,588,619)
Contract owner charges	(1,076,886)	—	(32,137)	(279)	(2,791,638)	(1,886)	(1,115,679)
Net change in net assets
from contract transactions	23,340,115	—	70,106	30,024	1,664,426	255,013	(4,136,569)

Net change in net assets	39,484,918	—	792,682	35,052	94,667,369	320,448	13,918,197

Net assets beginning of year	75,264,242	—	2,346,248	8,243	202,283,612	33,715	94,116,785

Net assets end of year	$114,749,160	$—	$3,138,930	$43,295	$296,950,981	$354,163	$108,034,982

Contract unit transactions
Units outstanding at beginning of year	5,192,217	—	261,528	904	12,137,567	1,458	5,408,184
Units issued	2,821,537	—	242,946	3,198	3,338,825	15,305	718,691
Units redeemed	(1,390,081)	—	(231,442)	(445)	(3,299,697)	(6,165)	(940,301)
Units outstanding at end of year	6,623,673	—	273,032	3,657	12,176,695	10,598	5,186,574

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Operations
Net investment income (loss)	$8,975	$(24,515)	$(5)	$(51,881)	$(61)	$51,068	$—
Net realized gain (loss) on investments	8,767	4,918	1	26,100	(422)	8,577	—
Net change in unrealized appreciation
(depreciation) on investments	42,908	316,645	191	869,362	4,260	1,293,315	—
Net change in net assets
from operations	60,650	297,048	187	843,581	3,777	1,352,960	—

Contract transactions
Purchase payments	150,808	558,641	—	1,014,517	37,500	1,803,392	—
Surrenders and terminations	—	(45,624)	—	(40,391)	—	(255,849)	—
Transfers between Investment Divisions	4,071	345,275	7,418	3,399,499	433	1,570,873	—
Contract owner charges	(4,540)	(19,157)	—	(43,384)	(124)	(58,729)	—
Net change in net assets
from contract transactions	150,339	839,135	7,418	4,330,241	37,809	3,059,687	—

Net change in net assets	210,989	1,136,183	7,605	5,173,822	41,586	4,412,647	—

Net assets beginning of year	179,164	1,073,003	—	1,118,492	—	3,811,021	—

Net assets end of year	$390,153	$2,209,186	$7,605	$6,292,314	$41,586	$8,223,668	$—

Contract unit transactions
Units outstanding at beginning of year	7,818	125,823	—	105,955	—	189,531	—
Units issued	16,217	125,222	715	378,296	5,985	187,965	—
Units redeemed	(9,383)	(37,449)	—	(22,324)	(3,030)	(54,249)	—
Units outstanding at end of year	14,652	213,596	715	461,927	2,955	323,247	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(2,397,701)	$(1,095)	$(90,088)	$(406)	$(2,926,062)	$(2,021)	$348,415
Net realized gain (loss) on investments	7,785,700	32	163,004	3,807	2,205,186	16,142	47,615,826
Net change in unrealized appreciation
(depreciation) on investments	46,428,193	74,173	928,321	16,205	42,764,962	67,928	115,514,044
Net change in net assets
from operations	51,816,192	73,110	1,001,237	19,606	42,044,086	82,049	163,478,285

Contract transactions
Purchase payments	20,552,908	182,066	2,323,625	9,750	14,423,840	388,631	75,317,176
Surrenders and terminations	(8,794,582)	(100)	(421,961)	—	(13,578,892)	—	(43,753,466)
Transfers between Investment Divisions	5,251,191	(8,768)	6,975,994	(5,390)	882,383	(2,725)	(5,610,957)
Contract owner charges	(1,815,556)	(2,640)	(61,587)	(1,109)	(2,085,848)	(5,207)	(6,877,865)
Net change in net assets
from contract transactions	15,193,961	170,558	8,816,071	3,251	(358,517)	380,699	19,074,888

Net change in net assets	67,010,153	243,668	9,817,308	22,857	41,685,569	462,748	182,553,173

Net assets beginning of year	139,168,639	112,557	2,054,228	66,951	176,643,893	126,992	555,333,949

Net assets end of year	$206,178,792	$356,225	$11,871,536	$89,808	$218,329,462	$589,740	$737,887,122

Contract unit transactions
Units outstanding at beginning of year	4,704,516	3,899	215,732	6,949	5,907,284	3,234	25,358,043
Units issued	1,770,410	5,538	948,250	3,585	934,654	18,838	5,533,946
Units redeemed	(1,384,084)	(724)	(175,306)	(2,542)	(953,763)	(9,083)	(4,816,338)
Units outstanding at end of year	5,090,842	8,713	988,676	7,992	5,888,175	12,989	26,075,651

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Operations
Net investment income (loss)	$(2,309,985)	$(2,435)	$(77,207)	$377	$(1,473,426)	$(253)	$(23,995)
Net realized gain (loss) on investments	792,068	(3,059)	1,227,867	1,239	538,810	20	(2,583)
Net change in unrealized appreciation
(depreciation) on investments	30,790,926	89,002	1,581,716	6,586	25,467,099	12,708	945,345
Net change in net assets
from operations	29,273,009	83,508	2,732,376	8,202	24,532,483	12,475	918,767

Contract transactions
Purchase payments	11,461,461	265,695	2,812,787	84,945	2,833,604	59,671	1,992,588
Surrenders and terminations	(9,982,923)	—	(1,160,596)	—	(7,593,089)	—	(65,684)
Transfers between Investment Divisions	2,818,005	(34,837)	3,858,960	(25,298)	(5,099,482)	(57)	908,543
Contract owner charges	(1,663,973)	(4,938)	(114,454)	(48)	(1,168,811)	(534)	(34,836)
Net change in net assets
from contract transactions	2,632,570	225,920	5,396,697	59,599	(11,027,778)	59,080	2,800,611

Net change in net assets	31,905,579	309,428	8,129,073	67,801	13,504,705	71,555	3,719,378

Net assets beginning of year	141,487,158	283,691	9,572,727	22,486	89,189,055	20,295	2,762,476

Net assets end of year	$173,392,737	$593,119	$17,701,800	$90,287	$102,693,760	$91,850	$6,481,854

Contract unit transactions
Units outstanding at beginning of year	5,282,399	8,586	663,335	1,647	4,490,868	819	299,286
Units issued	1,123,281	12,237	993,799	5,571	395,982	2,099	414,630
Units redeemed	(1,042,011)	(6,329)	(652,002)	(1,892)	(875,971)	(27)	(185,433)
Units outstanding at end of year	5,363,669	14,494	1,005,132	5,326	4,010,879	2,891	528,483

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Operations
Net investment income (loss)	$32	$8,741	$549,223	$3,107	$548,501	$6,449	$410,742
Net realized gain (loss) on investments	8	(22,632)	172,096	59	296,913	49	535,474
Net change in unrealized appreciation
(depreciation) on investments	3,523	99,641	2,535,950	4,314	794,837	2,863	1,925,383
Net change in net assets
from operations	3,563	85,750	3,257,269	7,480	1,640,251	9,361	2,871,599

Contract transactions
Purchase payments	—	147,249	3,474,480	116,538	7,557,335	180,889	4,171,410
Surrenders and terminations	—	(56,510)	(3,243,385)	(49)	(2,467,800)	—	(2,784,575)
Transfers between Investment Divisions	—	89,235	2,265,093	461	6,841,905	14,166	12,883,437
Contract owner charges	—	(1,033)	(473,810)	(963)	(258,895)	(1,332)	(203,787)
Net change in net assets
from contract transactions	—	178,941	2,022,378	115,987	11,672,545	193,723	14,066,485

Net change in net assets	3,563	264,691	5,279,647	123,467	13,312,796	203,084	16,938,084

Net assets beginning of year	10,343	665,717	40,557,176	4,990	22,186,364	65,055	18,889,062

Net assets end of year	$13,906	$930,408	$45,836,823	$128,457	$35,499,160	$268,139	$35,827,146

Contract unit transactions
Units outstanding at beginning of year	1,115	113,023	3,714,989	411	2,245,310	6,493	1,678,033
Units issued	22	71,313	887,171	9,494	2,058,877	18,495	2,182,480
Units redeemed	(22)	(42,036)	(723,637)	(85)	(926,055)	(125)	(1,051,301)
Units outstanding at end of year	1,115	142,300	3,878,523	9,820	3,378,132	24,863	2,809,212

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$2,269	$(1,064,671)	$(120)	$(1,362,077)	$(551)	$(1,562,961)	$(453)
Net realized gain (loss) on investments	2	(1,007,512)	8	(86,333)	847	(487,206)	48
Net change in unrealized appreciation
(depreciation) on investments	212	7,011,853	1,231	7,887,197	6,414	15,263,582	9,895
Net change in net assets
from operations	2,483	4,939,670	1,119	6,438,787	6,710	13,213,415	9,490

Contract transactions
Purchase payments	98,408	4,048,603	29,496	7,291,054	72,607	6,677,409	149,302
Surrenders and terminations	—	(7,954,841)	—	(9,831,883)	(1,112)	(9,987,970)	—
Transfers between Investment Divisions	—	(1,555,458)	(22)	(9,287,522)	5,652	3,379,789	—
Contract owner charges	(260)	(810,535)	(265)	(887,831)	(931)	(1,038,829)	(785)
Net change in net assets
from contract transactions	98,148	(6,272,231)	29,209	(12,716,182)	76,216	(969,601)	148,517

Net change in net assets	100,631	(1,332,561)	30,328	(6,277,395)	82,926	12,243,814	158,007

Net assets beginning of year	—	74,157,786	6,316	99,823,750	56,855	101,945,731	—

Net assets end of year	$100,631	$72,825,225	$36,644	$93,546,355	$139,781	$114,189,545	$158,007

Contract unit transactions
Units outstanding at beginning of year	—	5,601,164	393	8,937,754	5,465	4,977,852	—
Units issued	7,456	861,482	1,830	1,619,337	13,644	1,002,587	5,018
Units redeemed	(19)	(1,334,322)	(16)	(2,721,679)	(6,481)	(1,056,289)	(25)
Units outstanding at end of year	7,437	5,128,324	2,207	7,835,412	12,628	4,924,150	4,993

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Operations
Net investment income (loss)	$(618,262)	$(93)	$(467,287)	$(221)	$539,261	$1,119	$1,147,349
Net realized gain (loss) on investments	(682,654)	(99)	331,387	416	2,685,616	3,854	(541,700)
Net change in unrealized appreciation
(depreciation) on investments	8,869,422	4,114	2,850,589	3,313	(644,415)	(2,440)	3,050,901
Net change in net assets
from operations	7,568,506	3,922	2,714,689	3,508	2,580,462	2,533	3,656,550

Contract transactions
Purchase payments	27	—	5,270,359	59,501	625,533	25,000	446,289
Surrenders and terminations	(1,864,272)	—	(1,977,529)	—	(1,767,605)	—	(1,993,173)
Transfers between Investment Divisions	(2,987,784)	2,066	3,093,291	(3,721)	1,759,297	19	(2,102,597)
Contract owner charges	(530,211)	(296)	(283,723)	(264)	(212,913)	(85)	(358,801)
Net change in net assets
from contract transactions	(5,382,240)	1,770	6,102,398	55,516	404,312	24,934	(4,008,282)

Net change in net assets	2,186,266	5,692	8,817,087	59,024	2,984,774	27,467	(351,732)

Net assets beginning of year	38,538,214	17,371	28,494,185	17,523	17,736,122	—	30,089,973

Net assets end of year	$40,724,480	$23,063	$37,311,272	$76,547	$20,720,896	$27,467	$29,738,241

Contract unit transactions
Units outstanding at beginning of year	2,223,728	823	1,745,857	1,488	971,596	—	2,176,289
Units issued	160,469	85	795,000	5,370	288,201	2,364	212,392
Units redeemed	(428,657)	(12)	(444,428)	(941)	(263,140)	(1,206)	(481,536)
Units outstanding at end of year	1,955,540	896	2,096,429	5,917	996,657	1,158	1,907,145

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A(a)	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I(a)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A(b)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I(b)	JNL/T. Rowe Price Balanced Fund - Class A
Operations
Net investment income (loss)	$1,338	$33,596	$392	$2,140,001	$(133)	$(264,494)
Net realized gain (loss) on investments	(1)	(7,959,295)	996	27,048,223	80	420,532
Net change in unrealized appreciation
(depreciation) on investments	379	11,080,475	2,178	4,668,029	6,143	4,811,602
Net change in net assets
from operations	1,716	3,154,776	3,566	33,856,253	6,090	4,967,640

Contract transactions
Purchase payments	23,750	1,186,798	56,030	2,218,070	66,524	475,176
Surrenders and terminations	—	(2,464,244)	—	(19,035,973)	—	(3,882,174)
Transfers between Investment Divisions	—	(11,803,914)	(1,858)	(8,637,419)	313	1,009,756
Contract owner charges	—	(370,529)	(469)	(1,818,602)	(82)	(7,097)
Net change in net assets
from contract transactions	23,750	(13,451,889)	53,703	(27,273,924)	66,755	(2,404,339)

Net change in net assets	25,466	(10,297,113)	57,269	6,582,329	72,845	2,563,301

Net assets beginning of year	—	34,637,367	4,990	200,683,143	—	23,667,855

Net assets end of year	$25,466	$24,340,254	$62,259	$207,265,472	$72,845	$26,231,156

Contract unit transactions
Units outstanding at beginning of year	—	2,347,582	282	10,555,702	—	2,247,619
Units issued	1,427	465,205	3,739	521,169	3,471	367,842
Units redeemed	—	(1,336,330)	(923)	(1,820,572)	(957)	(572,285)
Units outstanding at end of year	1,427	1,476,457	3,098	9,256,299	2,514	2,043,176

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon

Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes,

and as a result, the Statements of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

(b)

JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5

Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the

Statements of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$(3,145,802)	$(4,571)	$(7,801,808)	$(4,185)	$(5,484,932)	$(3,294)	$(1,029,452)
Net realized gain (loss) on investments	4,335,570	6,107	17,495,890	(1,269)	11,399,212	4,539	398,890
Net change in unrealized appreciation
(depreciation) on investments	44,738,089	163,327	124,949,058	217,072	84,241,315	140,286	2,657,451
Net change in net assets
from operations	45,927,857	164,863	134,643,140	211,618	90,155,595	141,531	2,026,889

Contract transactions
Purchase payments	68,292,346	607,823	48,383,105	360,751	31,200,559	456,045	5,564,125
Surrenders and terminations	(14,334,413)	(33,286)	(31,807,744)	(265)	(23,625,647)	(164)	(8,138,237)
Transfers between Investment Divisions	66,517,537	569,320	(13,012,980)	84,731	7,189,312	41,578	(10,249,098)
Contract owner charges	(1,823,460)	(5,076)	(5,809,702)	(10,861)	(4,421,924)	(6,808)	(709,870)
Net change in net assets
from contract transactions	118,652,010	1,138,781	(2,247,321)	434,356	10,342,300	490,651	(13,533,080)

Net change in net assets	164,579,867	1,303,644	132,395,819	645,974	100,497,895	632,182	(11,506,191)

Net assets beginning of year	163,494,244	299,017	460,807,581	465,199	301,096,159	220,749	82,471,257

Net assets end of year	$328,074,111	$1,602,661	$593,203,400	$1,111,173	$401,594,054	$852,931	$70,965,066

Contract unit transactions
Units outstanding at beginning of year	11,418,125	20,860	6,664,060	4,621	2,996,023	1,523	8,063,715
Units issued	9,794,271	87,758	1,398,425	6,676	573,072	4,385	2,365,139
Units redeemed	(2,473,856)	(19,500)	(1,450,052)	(2,381)	(492,846)	(1,307)	(3,709,122)
Units outstanding at end of year	18,738,540	89,118	6,612,433	8,916	3,076,249	4,601	6,719,732

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Operations
Net investment income (loss)	$(726)	$(96,166)	$(98)	$(2,524,928)	$(1,778)	$(451,932)	$(577)
Net realized gain (loss) on investments	(27)	10,510	(112)	770,463	(82)	577,498	46
Net change in unrealized appreciation
(depreciation) on investments	6,050	651,219	2,236	36,904,522	74,326	6,830,108	21,595
Net change in net assets
from operations	5,297	565,563	2,026	35,150,057	72,466	6,955,674	21,064

Contract transactions
Purchase payments	892,092	1,133,362	—	11,382,866	119,999	6,643,054	96,210
Surrenders and terminations	—	(677,118)	—	(10,850,703)	—	(1,524,672)	—
Transfers between Investment Divisions	(12,111)	2,823,541	158	6,920,806	62,815	(3,282,777)	(33)
Contract owner charges	(993)	(48,552)	(298)	(1,677,982)	(3,548)	(323,100)	—
Net change in net assets
from contract transactions	878,988	3,231,233	(140)	5,774,987	179,266	1,512,505	96,177

Net change in net assets	884,285	3,796,796	1,886	40,925,044	251,732	8,468,179	117,241

Net assets beginning of year	61,639	5,333,901	21,107	143,682,351	181,292	27,874,305	24,385

Net assets end of year	$945,924	$9,130,697	$22,993	$184,607,395	$433,024	$36,342,484	$141,626

Contract unit transactions
Units outstanding at beginning of year	4,929	511,106	2,001	5,263,311	5,008	2,661,210	2,295
Units issued	69,137	446,542	112	1,082,442	4,470	1,052,349	8,346
Units redeemed	(1,128)	(156,142)	(132)	(918,795)	(138)	(908,431)	(3)
Units outstanding at end of year	72,938	801,506	1,981	5,426,958	9,340	2,805,128	10,638

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Operations
Net investment income (loss)	$(336,862)	$(3,918)	$(111,990)	$(297)	$(216,119)	$(3,788)	$(562,543)
Net realized gain (loss) on investments	324,192	1,285	215,370	5,131	54,715	2,058	(209,753)
Net change in unrealized appreciation
(depreciation) on investments	4,669,136	113,704	350,543	(558)	2,994,276	137,748	10,728,554
Net change in net assets
from operations	4,656,466	111,071	453,923	4,276	2,832,872	136,018	9,956,258

Contract transactions
Purchase payments	5,955,243	182,356	1,959,788	23,750	7,531,659	500,000	7,742,740
Surrenders and terminations	(966,395)	(471)	(517,031)	(86,661)	(340,577)	(29,240)	(1,471,080)
Transfers between Investment Divisions	5,738,662	94,757	702,569	—	2,881,604	19,863	2,379,621
Contract owner charges	(247,481)	(2,014)	(69,329)	—	(170,567)	(15,826)	(401,167)
Net change in net assets
from contract transactions	10,480,029	274,628	2,075,997	(62,911)	9,902,119	474,797	8,250,114

Net change in net assets	15,136,495	385,699	2,529,920	(58,635)	12,734,991	610,815	18,206,372

Net assets beginning of year	16,564,267	339,585	6,881,795	82,989	10,092,699	311,855	31,841,645

Net assets end of year	$31,700,762	$725,284	$9,411,715	$24,354	$22,827,690	$922,670	$50,048,017

Contract unit transactions
Units outstanding at beginning of year	1,691,329	34,233	692,364	8,236	1,062,244	32,290	3,559,298
Units issued	1,419,109	26,153	534,350	2,237	1,065,474	49,620	1,698,123
Units redeemed	(454,787)	(1,148)	(335,105)	(8,236)	(151,807)	(4,127)	(905,672)
Units outstanding at end of year	2,655,651	59,238	891,609	2,237	1,975,911	77,783	4,351,749

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(896)	$(337,888)	$(1,275)	$(232,290)	$(2,025)	$(304,978)	$(553)
Net realized gain (loss) on investments	3,362	71,991	3,009	145,159	2,149	261,314	67
Net change in unrealized appreciation
(depreciation) on investments	29,509	4,230,835	45,089	2,234,240	55,511	3,530,658	21,459
Net change in net assets
from operations	31,975	3,964,938	46,823	2,147,109	55,635	3,486,994	20,973

Contract transactions
Purchase payments	106,358	5,890,823	137,241	8,238,122	1,039,217	7,575,268	389,324
Surrenders and terminations	(304)	(862,604)	—	(920,037)	(10,482)	(1,368,706)	—
Transfers between Investment Divisions	(110,305)	1,361,036	3,699	1,299,033	897	2,135,966	—
Contract owner charges	(893)	(241,706)	(3,985)	(152,828)	(1,292)	(192,608)	(1,278)
Net change in net assets
from contract transactions	(5,144)	6,147,549	136,955	8,464,290	1,028,340	8,149,920	388,046

Net change in net assets	26,831	10,112,487	183,778	10,611,399	1,083,975	11,636,914	409,019

Net assets beginning of year	134,235	17,529,963	176,348	12,224,239	—	16,357,573	—

Net assets end of year	$161,066	$27,642,450	$360,126	$22,835,638	$1,083,975	$27,994,487	$409,019

Contract unit transactions
Units outstanding at beginning of year	14,871	1,993,765	19,903	1,274,570	—	1,715,682	—
Units issued	12,449	1,179,188	23,785	1,105,765	114,455	1,197,536	35,460
Units redeemed	(13,592)	(536,495)	(10,088)	(295,196)	(18,479)	(419,638)	(114)
Units outstanding at end of year	13,728	2,636,458	33,600	2,085,139	95,976	2,493,580	35,346

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(296,621)	$(1,168)	$(603,326)	$(1,182)	$(57,857)	$297	$(35,578)
Net realized gain (loss) on investments	(65,285)	866	622,370	13,522	892,901	3,226	64,805
Net change in unrealized appreciation
(depreciation) on investments	4,728,574	45,558	9,772,713	37,308	1,952,181	5,120	248,483
Net change in net assets
from operations	4,366,668	45,256	9,791,757	49,648	2,787,225	8,643	277,710

Contract transactions
Purchase payments	3,110,721	73,466	11,716,686	75,175	2,448,250	65,386	755,552
Surrenders and terminations	(834,734)	—	(1,914,300)	(339,976)	(419,712)	—	(171,706)
Transfers between Investment Divisions	(1,493,903)	109,294	5,714,968	—	7,568,585	18,231	422,102
Contract owner charges	(227,714)	(3,354)	(432,469)	(302)	(71,628)	(259)	(32,713)
Net change in net assets
from contract transactions	554,370	179,406	15,084,885	(265,103)	9,525,495	83,358	973,235

Net change in net assets	4,921,038	224,662	24,876,642	(215,455)	12,312,720	92,001	1,250,945

Net assets beginning of year	17,663,918	117,517	28,918,919	303,766	4,899,932	—	1,833,711

Net assets end of year	$22,584,956	$342,179	$53,795,561	$88,311	$17,212,652	$92,001	$3,084,656

Contract unit transactions
Units outstanding at beginning of year	1,810,015	11,890	2,914,175	30,144	387,809	—	177,569
Units issued	636,111	24,235	2,045,307	6,306	886,779	5,230	226,295
Units redeemed	(600,164)	(8,915)	(735,830)	(29,701)	(243,875)	(97)	(133,006)
Units outstanding at end of year	1,845,962	27,210	4,223,652	6,749	1,030,713	5,133	270,858

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(12)	$(6,393,807)	$(3,446)	$126,528	$3,144	$(804,839)	$—
Net realized gain (loss) on investments	(106)	7,120,443	6,219	—	1	(161,451)	—
Net change in unrealized appreciation
(depreciation) on investments	(11)	80,903,717	136,767	—	—	13,064,581	—
Net change in net assets
from operations	(129)	81,630,353	139,540	126,528	3,145	12,098,291	—

Contract transactions
Purchase payments	16,714	45,971,603	113,671	36,103,180	512,073	2,243,561	—
Surrenders and terminations	—	(27,332,175)	(54,560)	(24,422,586)	—	(2,734,261)	—
Transfers between Investment Divisions	(17,549)	(613,325)	28,813	(10,778,333)	(30,597)	(4,828,454)	—
Contract owner charges	(31)	(4,545,621)	(10,593)	(739,111)	(3,702)	(607,644)	—
Net change in net assets
from contract transactions	(866)	13,480,482	77,331	163,150	477,774	(5,926,798)	—

Net change in net assets	(995)	95,110,835	216,871	289,678	480,919	6,171,493	—

Net assets beginning of year	995	406,144,265	633,704	69,399,260	21,149	49,686,548	—

Net assets end of year	$—	$501,255,100	$850,575	$69,688,938	$502,068	$55,858,041	$—

Contract unit transactions
Units outstanding at beginning of year	95	8,937,738	9,623	5,904,700	1,259	1,496,185	—
Units issued	4,510	1,501,780	2,156	7,786,634	36,522	189,777	—
Units redeemed	(4,605)	(1,257,393)	(887)	(7,916,418)	(8,367)	(346,940)	—
Units outstanding at end of year	—	9,182,125	10,892	5,774,916	29,414	1,339,022	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
Operations
Net investment income (loss)	$(128,720)	$(1,982,892)	$(37)	$(1,409,198)	$—	$35,364	$—
Net realized gain (loss) on investments	27,626	2,316,231	—	1,379,903	—	(17,238)	—
Net change in unrealized appreciation
(depreciation) on investments	1,293,947	19,786,082	617	11,921,696	—	464,875	—
Net change in net assets
from operations	1,192,853	20,119,421	580	11,892,401	—	483,001	—

Contract transactions
Purchase payments	52,788	972,072	13,063	866,799	—	434,097	—
Surrenders and terminations	(2,639,766)	(11,749,640)	—	(6,865,480)	—	(167,403)	—
Transfers between Investment Divisions	(1,513,266)	(4,471,547)	(51)	(3,469,053)	—	1,069,048	—
Contract owner charges	(5,683)	(1,677,779)	—	(1,238,385)	—	(8,131)	—
Net change in net assets
from contract transactions	(4,105,927)	(16,926,894)	13,012	(10,706,119)	—	1,327,611	—

Net change in net assets	(2,913,074)	3,192,527	13,592	1,186,282	—	1,810,612	—

Net assets beginning of year	13,798,752	126,769,144	—	91,358,850	—	2,936,142	—

Net assets end of year	$10,885,678	$129,961,671	$13,592	$92,545,132	$—	$4,746,754	$—

Contract unit transactions
Units outstanding at beginning of year	1,401,474	7,339,427	—	5,406,296	—	295,325	—
Units issued	33,804	210,188	603	233,007	—	202,869	—
Units redeemed	(430,106)	(1,103,065)	—	(825,554)	—	(71,769)	—
Units outstanding at end of year	1,005,172	6,446,550	603	4,813,749	—	426,425	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
Operations
Net investment income (loss)	$(148,985)	$(4)	$(1,056,036)	$(166)	$(425,760)	$(26)	$(118,972)
Net realized gain (loss) on investments	(5,260)	131	(252,584)	40	(252,262)	(18)	(87,580)
Net change in unrealized appreciation
(depreciation) on investments	2,605,430	—	13,554,958	4,885	4,137,928	830	1,209,416
Net change in net assets
from operations	2,451,185	127	12,246,338	4,759	3,459,906	786	1,002,864

Contract transactions
Purchase payments	1,941,145	—	968,070	43,063	1,125,173	1	303,165
Surrenders and terminations	(1,115,070)	—	(5,325,450)	—	(2,666,385)	—	(793,968)
Transfers between Investment Divisions	(771,334)	(114)	(2,776,942)	(51)	(229,344)	—	(426,891)
Contract owner charges	(28,829)	(13)	(903,374)	(426)	(370,684)	(90)	(78,977)
Net change in net assets
from contract transactions	25,912	(127)	(8,037,696)	42,586	(2,141,240)	(89)	(996,671)

Net change in net assets	2,477,097	—	4,208,642	47,345	1,318,666	697	6,193

Net assets beginning of year	12,062,719	—	66,311,006	—	27,919,397	5,503	9,056,808

Net assets end of year	$14,539,816	$—	$70,519,648	$47,345	$29,238,063	$6,200	$9,063,001

Contract unit transactions
Units outstanding at beginning of year	983,926	—	5,434,574	—	2,637,467	427	741,737
Units issued	253,233	222	303,307	2,828	333,858	—	99,461
Units redeemed	(248,791)	(222)	(898,782)	(26)	(526,024)	(7)	(176,730)
Units outstanding at end of year	988,368	—	4,839,099	2,802	2,445,301	420	664,468

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Neuberger Berman Currency Fund - Class A
Operations
Net investment income (loss)	$(610,614)	$38	$(97,345)	$(57)	$(47,386)	$(677)	$(17,314)
Net realized gain (loss) on investments	3,164,766	1,723	50,383	76	18,317	8,931	161
Net change in unrealized appreciation
(depreciation) on investments	3,111,057	552	1,616,122	3,313	861,804	31,615	(1,419)
Net change in net assets
from operations	5,665,209	2,313	1,569,160	3,332	832,735	39,869	(18,572)

Contract transactions
Purchase payments	2,329,682	22,782	2,644,263	7,501	2,786,714	7,501	149,191
Surrenders and terminations	(3,496,495)	—	(254,816)	—	(48,389)	—	(178,745)
Transfers between Investment Divisions	807,202	(2,779)	316,071	(509)	1,284,521	(132)	221,435
Contract owner charges	(603,908)	(79)	(81,897)	(161)	(33,730)	(2,106)	(10,565)
Net change in net assets
from contract transactions	(963,519)	19,924	2,623,621	6,831	3,989,116	5,263	181,316

Net change in net assets	4,701,690	22,237	4,192,781	10,163	4,821,851	45,132	162,744

Net assets beginning of year	45,965,966	6,787	5,160,591	10,077	1,516,972	130,571	922,885

Net assets end of year	$50,667,656	$29,024	$9,353,372	$20,240	$6,338,823	$175,703	$1,085,629

Contract unit transactions
Units outstanding at beginning of year	5,358,430	689	495,742	953	160,246	13,608	91,759
Units issued	1,168,424	4,334	402,250	579	390,374	13,075	126,803
Units redeemed	(1,323,929)	(1,739)	(190,450)	(57)	(29,668)	(12,654)	(109,493)
Units outstanding at end of year	5,202,925	3,284	707,542	1,475	520,952	14,029	109,069

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Neuberger Berman Currency Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Value Equity Fund - Class A
Operations
Net investment income (loss)	$—	$(70,295)	$—	$(29,768)	$(519,692)	$(206)	$(221,611)
Net realized gain (loss) on investments	—	22,069	—	(8,629)	(1,192,776)	(28)	352,036
Net change in unrealized appreciation
(depreciation) on investments	—	570,604	—	634,260	7,533,610	6,350	2,432,265
Net change in net assets
from operations	—	522,378	—	595,863	5,821,142	6,116	2,562,690

Contract transactions
Purchase payments	—	524,690	—	302,533	2,249,298	30,000	743,305
Surrenders and terminations	—	(704,734)	—	(237,889)	(2,368,098)	—	(1,046,138)
Transfers between Investment Divisions	—	136,321	—	(98,390)	920,162	2,004	390,049
Contract owner charges	—	(6,404)	—	(3,020)	(379,072)	(601)	(176,219)
Net change in net assets
from contract transactions	—	(50,127)	—	(36,766)	422,290	31,403	(89,003)

Net change in net assets	—	472,251	—	559,097	6,243,432	37,519	2,473,687

Net assets beginning of year	—	6,274,078	—	2,644,864	32,431,360	12,758	12,766,645

Net assets end of year	$—	$6,746,329	$—	$3,203,961	$38,674,792	$50,277	$15,240,332

Contract unit transactions
Units outstanding at beginning of year	—	607,225	—	296,606	1,960,534	652	449,335
Units issued	—	135,356	—	119,889	611,513	1,534	89,040
Units redeemed	—	(137,549)	—	(124,308)	(579,721)	(28)	(92,040)
Units outstanding at end of year	—	605,032	—	292,187	1,992,326	2,158	446,335

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America Value Equity Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$(38)	$67,602	$—	$(40,945)	$14,068	$589	$(44,709)
Net realized gain (loss) on investments	14	1,254,183	—	19,994	484,089	7,466	(43,984)
Net change in unrealized appreciation
(depreciation) on investments	1,767	2,067,028	—	204,902	(28,875)	(3,837)	1,373,042
Net change in net assets
from operations	1,743	3,388,813	—	183,951	469,282	4,218	1,284,349

Contract transactions
Purchase payments	5,000	1,377,958	—	202,677	230,911	39,454	581,392
Surrenders and terminations	—	(713,235)	—	(436,162)	(110,962)	(108)	(361,119)
Transfers between Investment Divisions	501	(500,819)	—	(38,567)	402,726	—	725,764
Contract owner charges	(106)	(209,032)	—	(904)	(5,941)	(136)	(3,259)
Net change in net assets
from contract transactions	5,395	(45,128)	—	(272,956)	516,734	39,210	942,778

Net change in net assets	7,138	3,343,685	—	(89,005)	986,016	43,428	2,227,127

Net assets beginning of year	6,376	17,778,617	—	4,022,984	1,638,268	—	3,574,611

Net assets end of year	$13,514	$21,122,302	$—	$3,933,979	$2,624,284	$43,428	$5,801,738

Contract unit transactions
Units outstanding at beginning of year	142	1,660,803	—	415,365	123,171	—	801,991
Units issued	109	293,725	—	40,047	71,549	2,549	395,181
Units redeemed	(4)	(294,349)	—	(67,138)	(33,476)	(15)	(242,190)
Units outstanding at end of year	247	1,660,179	—	388,274	161,244	2,534	954,982

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2020	99,990	5,467	0.00	15.012994	13.16		2.80	22.196601	16.37		0.00
12/31/2019	91,078	5,713	0.00	13.267306	22.57		2.80	19.073984	26.05		0.00
12/31/2018	76,550	5,975	0.00	10.824099	(5.57	)‡	2.80	15.131680	(10.47)		0.00
12/31/2017	89,239	6,155	0.00	12.768290	18.34		2.56	16.901163	13.65	‡	0.00
12/31/2016	50,382	4,210	0.00	10.789349	5.36		2.56	12.665227	7.06		0.95
JNL Aggressive Growth Allocation Fund - Class I
12/31/2020	758	40	0.00	16.937488	16.21		0.45	21.514713	1.58	‡	0.40
12/31/2019	282	19	0.00	14.574861	25.80		0.45	14.574861	25.80		0.45
12/31/2018+	228	20	0.00	11.585518	(10.15	)‡	0.45	11.585518	(10.15	)‡	0.45
JNL Conservative Allocation Fund - Class A
12/31/2020	51,588	3,976	0.00	12.013945	5.33		2.05	14.419806	7.51		0.00
12/31/2019	34,589	2,832	0.00	11.405731	3.81	‡	2.05	13.412046	12.46		0.00
12/31/2018	23,376	2,116	0.00	10.388252	(5.05)		2.00	11.926446	(3.12)		0.00
12/31/2017	19,897	1,722	0.00	10.940853	0.17	‡	2.00	12.310842	7.24	‡	0.00
12/31/2016	12,341	1,141	0.00	10.729770	3.18		1.25	10.861827	3.44		1.00
JNL Conservative Allocation Fund - Class I
12/31/2020	—	—	0.00	13.805235	7.37		0.45	13.805235	7.37		0.45
12/31/2019	57	4	0.00	12.857871	12.16		0.45	12.857871	12.16		0.45
12/31/2018+	73	6	0.00	11.464194	(2.25	)‡	0.45	11.464194	(2.25	)‡	0.45
JNL Growth Allocation Fund - Class A
12/31/2020	170,138	8,995	0.00	16.253851	12.54		2.46	22.912063	15.34		0.00
12/31/2019	155,698	9,370	0.00	14.442554	20.68		2.46	19.864068	23.68		0.00
12/31/2018	135,664	9,965	0.00	11.967993	(11.29)		2.46	16.060587	(9.07)		0.00
12/31/2017	163,142	10,753	0.00	13.491509	15.76		2.46	17.662738	11.88	‡	0.00
12/31/2016	113,671	8,879	0.00	11.654718	4.92		2.46	13.544695	6.51		0.95
JNL Growth Allocation Fund - Class I
12/31/2020	212	12	0.00	17.487446	15.18		0.45	17.487446	15.18		0.45
12/31/2019	78	5	0.00	15.182600	23.43		0.45	15.182600	23.43		0.45
12/31/2018+	—	—	0.00	12.300199	(8.78	)‡	0.45	12.300199	(8.78	)‡	0.45
JNL iShares Tactical Growth Fund - Class A
12/31/2020	28,824	1,502	1.87	17.441378	9.87		2.17	21.159130	12.28		0.00
12/31/2019	27,606	1,592	1.66	15.874552	13.28	‡	2.17	18.844911	21.65		0.00
12/31/2018	22,239	1,540	1.36	13.586267	(12.59	)‡	1.90	15.490689	(9.12)		0.00
12/31/2017	22,459	1,395	1.33	15.835212	17.87		1.25	17.045963	17.90	‡	0.00
12/31/2016	14,693	1,080	1.40	13.434580	7.14		1.25	13.700122	7.57		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - April 30, 2018; JNL Conservative Allocation Fund - Class I - April 30, 2018; JNL Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL iShares Tactical Growth Fund - Class I
12/31/2020	228	13	2.43	20.331083	11.87		0.65	17.770189	12.09		0.45
12/31/2019	150	9	2.78	18.174384	5.72	‡	0.65	15.853374	21.47		0.45
12/31/2018+	39	3	8.33	13.051443	(9.00	)‡	0.45	13.051443	(9.00	)‡	0.45
JNL iShares Tactical Moderate Fund - Class A
12/31/2020	16,471	1,132	1.89	13.691881	6.74		1.80	16.071629	8.68		0.00
12/31/2019	13,540	996	2.08	12.827010	9.66	‡	1.80	14.787857	14.38		0.00
12/31/2018	11,719	978	1.68	11.457553	(7.52	)‡	1.75	12.929019	(5.35)		0.00
12/31/2017	11,679	911	1.53	12.689869	10.07		1.25	13.660085	10.66	‡	0.00
12/31/2016	11,889	1,024	1.35	11.528563	4.26		1.25	11.756327	3.74	‡	0.85
JNL iShares Tactical Moderate Fund - Class I
12/31/2020	—	—	0.00	14.408981	8.49		0.45	14.408981	8.49		0.45
12/31/2019	—	—	0.00	13.281176	14.22		0.45	13.281176	14.22		0.45
12/31/2018+	—	—	0.00	11.627572	(4.57	)‡	0.45	11.627572	(4.57	)‡	0.45
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2020	29,181	1,711	1.90	15.743450	8.89		2.05	18.896233	11.15		0.00
12/31/2019	30,710	1,966	2.01	14.458039	0.50	‡	2.05	17.001293	18.06		0.00
12/31/2018	23,716	1,768	1.52	12.629804	(9.84	)‡	1.90	14.400208	(7.28)		0.00
12/31/2017	26,311	1,798	1.47	14.427138	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016	21,901	1,716	1.38	12.623280	5.72		1.25	12.872708	6.14		0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2020	1,858	100	8.67	16.454715	10.92		0.45	18.570742	8.52	‡	0.40
12/31/2019	25	2	3.01	14.834546	17.92		0.45	14.834546	17.92		0.45
12/31/2018+	—	—	0.00	12.580054	(6.84	)‡	0.45	12.580054	(6.84	)‡	0.45
JNL Moderate Allocation Fund - Class A
12/31/2020	142,291	9,402	0.00	14.184001	8.83		2.15	17.176765	11.20		0.00
12/31/2019	48,445	3,456	0.00	13.033128	13.21		2.15	15.447357	15.67		0.00
12/31/2018	39,568	3,207	0.00	11.512647	(6.52	)‡	2.15	13.354971	(4.94)		0.00
12/31/2017	35,980	2,727	0.00	12.485434	1.22	‡	2.00	14.048875	9.48	‡	0.00
12/31/2016	33,433	2,768	0.00	11.959537	3.91		1.25	12.195889	4.32		0.85
JNL Moderate Allocation Fund - Class I
12/31/2020	121	8	0.00	15.999748	11.03		0.45	15.999748	11.03		0.45
12/31/2019	96	7	0.00	14.410326	15.57		0.45	14.410326	15.57		0.45
12/31/2018+	23	2	0.00	12.468434	(4.34	)‡	0.45	12.468434	(4.34	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL iShares Tactical Growth Fund - Class I - April 30, 2018; JNL iShares Tactical Moderate Fund - Class I - April 30, 2018; JNL iShares Tactical Moderate Growth Fund - Class I - April 30, 2018; JNL Moderate Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Moderate Growth Allocation Fund - Class A
12/31/2020	284,537	15,664	0.00	10.270875	6.77		5.50	22.140572	12.81		0.00
12/31/2019	149,565	9,060	0.00	9.619359	13.13		5.50	19.626352	19.53		0.00
12/31/2018	138,079	9,875	0.00	8.502626	(9.49	)‡	5.50	16.419449	(6.64)		0.00
12/31/2017	156,926	10,341	0.00	11.659967	5.19	‡	3.75	17.586776	9.16	‡	0.00
12/31/2016	91,382	6,921	0.00	11.889426	4.54		2.57	13.968929	6.25		0.95
JNL Moderate Growth Allocation Fund - Class I
12/31/2020	143	7	0.00	20.722013	12.45		0.65	17.162765	12.67		0.45
12/31/2019	330	21	0.00	18.427997	4.39	‡	0.65	15.232277	19.31		0.45
12/31/2018+	40	3	0.00	12.767382	(6.21	)‡	0.45	12.767382	(6.21	)‡	0.45
JNL Multi-Manager Alternative Fund - Class A
12/31/2020	11,606	1,055	0.00	10.390475	10.74	‡	2.05	11.674366	7.58		0.00
12/31/2019	1,639	158	0.00	10.235567	7.73		1.25	10.852111	9.08		0.00
12/31/2018	1,292	135	0.00	9.501429	(5.03)		1.25	9.948649	(3.83)		0.00
12/31/2017	1,189	118	0.63	10.004499	5.07		1.25	10.344567	5.95	‡	0.00
12/31/2016	647	68	0.35	9.521581	0.34		1.25	9.585672	0.74		0.85
JNL Multi-Manager Alternative Fund - Class I
12/31/2020+	50	4	0.00	11.615764	15.20	‡	0.45	11.615764	15.20	‡	0.45
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2020	85,696	5,660	1.55	11.905086	5.62		3.06	18.643117	8.86		0.00
12/31/2019	35,004	2,468	2.05	11.271844	14.30		3.06	17.125830	17.85		0.00
12/31/2018	30,664	2,505	1.55	9.862018	(20.82)		3.06	14.532268	(18.35)		0.00
12/31/2017	33,532	2,209	1.25	12.455435	24.73		3.06	17.797696	25.27	‡	0.00
12/31/2016	28,329	2,381	2.22	9.985586	15.70		3.06	12.639572	18.27		0.85
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2020	403	21	1.70	17.502317	54.10	‡	0.65	18.156455	2.30	‡	0.40
12/31/2019	140	8	2.41	17.451548	17.64		0.45	17.451548	17.64		0.45
12/31/2018+	170	11	4.04	14.834350	(17.38	)‡	0.45	14.834350	(17.38	)‡	0.45
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2020	153	11	1.85	13.654617	30.53		1.25	14.067604	32.18		0.00
12/31/2019	141	13	0.52	10.460541	10.03	‡	1.25	10.643000	31.72		0.00
12/31/2018+	50	6	0.00	8.049077	(5.26	)‡	1.00	8.080000	(19.20	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager Emerging Markets Equity Fund - Class I - April 30, 2018; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2020	18,087	1,113	0.00	15.595585	11.90		2.31	17.217076	14.52		0.00
12/31/2019	13,304	926	0.00	13.936793	25.83		2.31	15.034532	28.77		0.00
12/31/2018	7,418	655	0.00	11.076298	(7.86)		2.31	11.675946	(5.70)		0.00
12/31/2017	3,999	329	0.10	12.021596	(0.15	)‡	2.31	12.381429	14.11	‡	0.00
12/31/2016+	365	34	0.00	10.620192	1.38	‡	1.65	10.640246	7.16	‡	1.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2020	581	34	0.00	16.948167	14.21		0.65	17.090970	14.44		0.45
12/31/2019	319	21	0.00	14.839081	9.45	‡	0.65	14.934218	28.52		0.45
12/31/2018+	46	4	0.99	11.619907	(7.01	)‡	0.45	11.619907	(7.01	)‡	0.45
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2020	180,836	2,008	0.00	63.106338	42.21		2.92	128.286352	46.43		0.00
12/31/2019	133,034	2,134	0.00	44.375064	31.98		2.92	87.612194	35.89		0.00
12/31/2018	91,626	1,987	0.00	33.621991	(4.89)		2.92	64.472376	(2.05)		0.00
12/31/2017	81,526	1,720	0.00	35.349123	23.59		2.92	65.823196	25.21	‡	0.00
12/31/2016	66,238	1,762	0.00	28.603061	2.71		2.92	43.533089	4.85		0.85
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2020	1,469	12	0.00	115.456644	45.91		0.65	122.688290	3.16	‡	0.40
12/31/2019	360	4	0.00	79.126417	11.27	‡	0.65	91.133832	35.70		0.45
12/31/2018+	50	1	0.00	67.156377	(7.63	)‡	0.45	67.156377	(7.63	)‡	0.45
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2020	58,134	2,445	0.00	18.918294	2.72		2.92	29.889760	5.76		0.00
12/31/2019	55,693	2,439	0.00	18.417571	21.66		2.92	28.261268	25.26		0.00
12/31/2018	43,655	2,358	0.30	15.138670	(17.24)		2.92	22.561407	(14.77)		0.00
12/31/2017	51,814	2,356	0.60	18.292161	7.87		2.92	26.472340	11.52	‡	0.00
12/31/2016	46,680	2,327	0.66	16.956846	20.23		2.92	21.584991	22.73		0.85
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2020	46	2	0.00	30.479961	5.61		0.45	30.479961	5.61		0.45
12/31/2019	40	1	0.00	28.860443	25.01		0.45	28.860443	25.01		0.45
12/31/2018+	26	1	2.65	23.087031	(11.90	)‡	0.45	23.087031	(11.90	)‡	0.45
JNL S&P 500 Index Fund - Class I
12/31/2020	11,636	744	0.00	15.546485	17.39		0.65	15.673907	17.68		0.40
12/31/2019	3,914	294	0.00	13.243535	30.40		0.65	13.318749	30.73		0.40
12/31/2018+	824	81	0.00	10.156098	(10.61	)‡	0.65	10.188288	(13.12	)‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - April 30, 2018; JNL Multi-Manager Small Cap Growth Fund - Class I - April 30, 2018; JNL Multi-Manager Small Cap Value Fund - Class I - April 30, 2018; JNL S&P 500 Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Balanced Fund - Class A
12/31/2020	133,736	6,751	0.00	11.744518	7.66		4.00	26.848363	21.11	‡	0.00
12/31/2019	102,172	5,725	0.00	10.908516	16.04		4.00	22.585843	20.41		0.30
12/31/2018	70,950	4,726	0.69	9.400591	(8.63)		4.00	18.756694	(5.17	)‡	0.30
12/31/2017	49,559	3,103	1.08	10.289035	12.15		4.00	18.923886	2.26	‡	0.55
12/31/2016	21,326	1,543	0.01	9.174723	1.60		4.00	14.629811	4.47		1.20
JNL/American Funds Balanced Fund - Class I
12/31/2020	235	9	0.00	24.558701	11.66		0.65	27.681904	11.88		0.45
12/31/2019	220	9	0.00	21.995015	20.30		0.65	24.742667	20.54		0.45
12/31/2018+	41	2	3.86	18.282962	(2.22	)‡	0.65	20.525905	(4.21	)‡	0.45
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2020	232,525	9,708	0.00	21.708818	5.78		2.46	27.330046	8.09		0.30
12/31/2019	239,318	10,667	0.00	20.521790	18.02		2.46	25.283736	20.60		0.30
12/31/2018	219,020	11,636	0.00	17.387785	(11.22)		2.46	20.964812	(9.27)		0.30
12/31/2017	248,290	11,830	0.00	19.585142	13.78		2.46	23.106933	14.17	‡	0.30
12/31/2016	197,215	10,801	0.00	17.213313	15.47		2.46	18.719693	16.93		1.20
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2020	1,066	38	0.00	26.289069	7.74		0.90	27.730258	0.97	‡	0.40
12/31/2019	519	20	0.00	24.399629	7.63	‡	0.90	26.348347	20.82		0.45
12/31/2018+	122	6	0.00	21.808438	(6.23	)‡	0.45	21.808438	(6.23	)‡	0.45
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2020	10,450	937	0.00	10.944721	1.67		2.25	11.489968	3.98		0.00
12/31/2019	7,946	731	0.00	10.765128	13.66	‡	2.25	11.050000	17.43		0.00
12/31/2018+	1,526	162	0.00	9.395818	(4.51	)‡	1.70	9.410000	(5.43	)‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2020	110	10	0.00	11.459295	3.56		0.65	11.456404	3.76		0.45
12/31/2019	82	7	0.00	11.065864	5.67	‡	0.65	11.040984	17.29		0.45
12/31/2018+	9	1	0.00	9.413801	(5.39	)‡	0.45	9.413801	(5.39	)‡	0.45
JNL/American Funds Capital World Bond Fund - Class A
12/31/2020	28,541	2,440	0.00	10.149999	6.51		2.81	13.264931	9.22		0.30
12/31/2019	28,096	2,594	0.00	9.529309	4.53		2.81	12.144985	7.19		0.30
12/31/2018	28,859	2,828	0.61	9.116305	(4.36)		2.81	11.330523	(1.91)		0.30
12/31/2017	27,352	2,601	0.33	9.531845	3.61		2.81	11.551505	5.84	‡	0.30
12/31/2016	26,050	2,604	0.00	9.199416	(0.50)		2.81	10.240755	1.11		1.20

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Balanced Fund - Class I - April 30, 2018; JNL/American Funds Blue Chip Income and Growth Fund - Class I - April 30, 2018; JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Capital World Bond Fund - Class I
12/31/2020	51	4	0.00	13.124743	9.16		0.65	13.863376	9.38		0.45
12/31/2019	30	3	0.00	12.023437	1.20	‡	0.65	12.673988	7.34		0.45
12/31/2018+	27	2	2.59	11.807275	(1.78	)‡	0.45	11.807275	(1.78	)‡	0.45
JNL/American Funds Global Growth Fund - Class A
12/31/2020	47,530	2,076	0.00	21.602939	10.04	‡	2.05	25.085867	30.09		0.00
12/31/2019	28,703	1,604	0.00	17.003111	32.27		2.00	19.284081	34.95		0.00
12/31/2018	15,785	1,170	0.33	12.854504	(14.03	)‡	2.00	14.290153	(9.31)		0.00
12/31/2017	11,479	761	0.70	14.935424	29.45		1.25	15.757266	27.18	‡	0.00
12/31/2016	6,482	558	0.00	11.537266	(0.82)		1.25	11.690078	(0.42)		0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2020	390	16	0.00	24.305805	29.57		0.65	23.124886	29.82		0.45
12/31/2019	335	18	0.00	18.759522	34.51		0.65	17.812442	34.78		0.45
12/31/2018+	71	5	1.53	13.946355	(13.52	)‡	0.65	13.215871	(11.48	)‡	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2020	53,109	2,335	0.00	20.271121	26.05		2.56	25.795260	28.93		0.30
12/31/2019	44,937	2,519	0.00	16.081681	27.78		2.56	20.006829	30.70		0.30
12/31/2018	35,574	2,579	0.11	12.585042	(13.04)		2.56	15.306880	(11.04)		0.30
12/31/2017	38,217	2,438	0.19	14.472391	22.36		2.56	17.206778	21.43	‡	0.30
12/31/2016	29,090	2,299	0.00	11.827682	(0.81)		2.56	12.949356	0.55		1.20
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2020	191	7	0.00	25.499856	28.94		0.65	26.932191	29.20		0.45
12/31/2019	124	6	0.00	19.776525	8.84	‡	0.65	20.845645	30.85		0.45
12/31/2018+	26	2	0.70	15.930988	(12.14	)‡	0.45	15.930988	(12.14	)‡	0.45
JNL/American Funds Growth Allocation Fund - Class A
12/31/2020	182,000	8,638	0.00	16.625524	15.10		4.20	23.933335	20.04		0.00
12/31/2019	139,861	7,868	0.00	14.443881	5.35	‡	4.20	19.937405	23.37		0.00
12/31/2018	105,778	7,216	0.00	13.406479	(8.54	)‡	2.80	16.161221	(5.39)		0.00
12/31/2017	95,249	6,067	0.00	14.893066	17.73		2.42	17.081723	13.32	‡	0.00
12/31/2016	60,576	4,592	0.00	12.650225	4.90		2.42	13.454302	6.29		1.10
JNL/American Funds Growth Allocation Fund - Class I
12/31/2020	622	27	0.00	23.027919	19.63		0.65	22.783477	19.88		0.45
12/31/2019	113	6	0.00	19.248838	22.91		0.65	19.005876	23.16		0.45
12/31/2018+	67	4	0.00	15.661396	(2.02	)‡	0.65	15.432372	(6.73	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Capital World Bond Fund - Class I - April 30, 2018; JNL/American Funds Global Growth Fund - Class I - April 30, 2018; JNL/American Funds Global Small Capitalization Fund - Class I - April 30, 2018; JNL/American Funds Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Growth Fund - Class A
12/31/2020	196,510	5,099	0.00	35.446581	48.15		2.30	43.501958	51.60		0.00
12/31/2019	86,756	3,361	0.00	23.925630	27.36		2.30	28.695198	30.32		0.00
12/31/2018	40,042	1,965	0.00	18.786502	(13.95	)‡	2.30	22.019254	(0.61)		0.00
12/31/2017	27,868	1,336	0.00	20.580325	26.29		1.25	22.153666	23.67	‡	0.00
12/31/2016	17,786	1,080	0.00	16.296136	7.68		1.25	16.618206	8.11		0.85
JNL/American Funds Growth Fund - Class I
12/31/2020	1,166	28	0.00	41.808168	51.05		0.65	42.749437	51.43		0.40
12/31/2019	366	13	0.00	27.678526	15.68	‡	0.65	28.230990	30.23		0.40
12/31/2018+	193	9	0.00	21.308285	(5.25	)‡	0.45	21.677913	(11.12	)‡	0.40
JNL/American Funds Growth-Income Fund - Class A
12/31/2020	463,055	16,185	0.00	24.663099	9.98		2.80	33.248209	13.10		0.00
12/31/2019	427,858	16,701	0.00	22.425855	22.19		2.80	29.397385	25.66		0.00
12/31/2018	334,846	16,212	0.00	18.353938	(4.88)		2.80	23.395266	(2.16)		0.00
12/31/2017	312,996	14,627	0.00	19.294639	18.52		2.80	23.911582	18.56	‡	0.00
12/31/2016	221,610	12,445	0.00	16.279809	3.70	‡	2.80	18.539479	10.15		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2020	3,252	99	0.00	31.795542	12.72		0.65	32.655090	13.01		0.40
12/31/2019	1,573	55	0.00	28.206779	25.22		0.65	28.896977	25.53		0.40
12/31/2018+	600	25	0.00	22.526657	(3.87	)‡	0.65	23.020233	(9.89	)‡	0.40
JNL/American Funds International Fund - Class A
12/31/2020	105,766	6,203	0.00	15.078742	10.65		2.60	19.886037	13.56		0.00
12/31/2019	104,569	6,872	0.00	13.627658	19.31		2.60	17.511911	22.45		0.00
12/31/2018	92,421	7,330	0.88	11.421698	(15.76)		2.60	14.301205	(13.53)		0.00
12/31/2017	102,065	6,906	0.70	13.558378	28.27		2.60	16.539298	26.87	‡	0.00
12/31/2016	61,369	5,399	0.00	10.570100	0.46		2.60	11.873109	2.23		0.85
JNL/American Funds International Fund - Class I
12/31/2020	340	18	0.00	19.047295	13.19		0.65	20.117462	13.42		0.45
12/31/2019	275	16	0.00	16.827274	22.01		0.65	17.737188	22.26		0.45
12/31/2018+	225	16	2.91	13.791186	(1.64	)‡	0.65	14.507635	(14.78	)‡	0.45
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2020	163,117	8,959	0.00	14.329284	12.49		4.20	20.627709	17.32		0.00
12/31/2019	147,102	9,353	0.00	12.737887	3.87	‡	4.20	17.582562	18.65		0.00
12/31/2018	121,943	9,076	0.00	12.292972	(6.82	)‡	2.80	14.818989	(4.57)		0.00
12/31/2017	119,720	8,393	0.00	13.537405	10.15	‡	2.42	15.528133	10.05	‡	0.00
12/31/2016	89,820	7,191	0.00	12.001707	4.81		2.40	12.660686	6.01		1.25

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Growth Fund - Class I - April 30, 2018; JNL/American Funds Growth-Income Fund - Class I - April 30, 2018; JNL/American Funds International Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2020	854	43	0.00	19.840854	1.30	‡	0.65	19.688250	17.14		0.45
12/31/2019	56	3	0.00	16.807533	18.46		0.45	16.807533	18.46		0.45
12/31/2018+	—	—	0.00	14.188945	(5.03	)‡	0.45	14.188945	(5.03	)‡	0.45
JNL/American Funds New World Fund - Class A
12/31/2020	92,284	5,268	0.00	11.430569	16.47		5.50	20.555056	49.92	‡	0.00
12/31/2019	78,394	5,436	0.00	9.814195	21.80		5.50	16.226364	28.30		0.30
12/31/2018	60,970	5,366	0.55	8.057669	(17.52	)‡	5.50	12.647117	(14.67)		0.30
12/31/2017	65,835	4,889	0.32	11.378199	11.53	‡	3.75	14.821712	24.52	‡	0.30
12/31/2016	42,808	4,039	0.00	9.922050	2.27		2.56	10.862749	3.67		1.20
JNL/American Funds New World Fund - Class I
12/31/2020	632	31	0.00	19.679144	22.64		0.65	20.784458	22.89		0.45
12/31/2019	300	18	0.00	16.046173	14.37	‡	0.65	16.913545	28.42		0.45
12/31/2018+	56	4	1.64	13.170323	(14.49	)‡	0.45	13.170323	(14.49	)‡	0.45
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2020	5,789	494	0.00	11.548805	9.23		2.30	11.960000	11.78		0.00
12/31/2019+	2,946	278	0.00	10.572458	5.04	‡	2.30	10.700000	7.00	‡	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2020	29	2	0.00	11.928123	11.63		0.45	11.928123	11.63		0.45
12/31/2019+	—	—	0.00	10.684941	6.85	‡	0.45	10.684941	6.85	‡	0.45
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2020	29,956	1,557	0.00	16.046829	8.22		2.81	23.754553	11.30		0.00
12/31/2019	33,467	1,908	0.00	14.828382	22.45		2.81	21.342601	25.94		0.00
12/31/2018	32,323	2,295	0.44	12.110074	(15.77)		2.81	16.947136	(13.36)		0.00
12/31/2017	40,566	2,457	0.61	14.378114	19.58		2.81	19.560512	21.01	‡	0.00
12/31/2016	32,788	2,402	0.31	12.023454	4.95		2.81	14.614115	7.02		0.85
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2020	—	—	0.00	24.161252	11.10		0.45	24.161252	11.10		0.45
12/31/2019	—	—	0.00	21.746366	25.82		0.45	21.746366	25.82		0.45
12/31/2018+	—	—	0.00	17.284227	(11.24	)‡	0.45	17.284227	(11.24	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds New World Fund - Class I - April 30, 2018; JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019; JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019; JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2020	6,845	788	0.00	7.713498	(4.22)	2.32	9.579559	(1.97)		0.00
12/31/2019	8,348	932	0.00	8.053500	(2.16)	2.32	9.772439	0.13		0.00
12/31/2018	9,523	1,054	0.00	8.231682	(11.41)	2.32	9.759578	(9.32)		0.00
12/31/2017	11,307	1,123	0.00	9.291875	(3.55)	2.32	10.762580	(1.88	)‡	0.00
12/31/2016	13,526	1,313	4.15	9.634346	(10.66)	2.32	10.420820	(9.34)		0.85
JNL/BlackRock Advantage International Fund - Class A
12/31/2020	967	87	0.56	11.010761	4.97 ‡	1.75	11.307697	6.82		0.00
12/31/2019+	97	9	1.22	10.494789	11.30 ‡	1.65	10.585402	5.85	‡	0.00
JNL/BlackRock Advantage International Fund - Class I
12/31/2020	36	3	0.76	11.286305	6.71	0.45	11.286305	6.71		0.45
12/31/2019+	7	1	2.29	10.577025	5.77 ‡	0.45	10.577025	5.77	‡	0.45
JNL/BlackRock Global Allocation Fund - Class A
12/31/2020	184,148	11,091	0.00	14.762765	15.93	2.56	19.178863	18.94		0.00
12/31/2019	175,605	12,403	0.00	12.734106	14.73	2.56	16.125218	17.71		0.00
12/31/2018	165,827	13,603	0.70	11.098800	(9.97)	2.56	13.699175	(7.62)		0.00
12/31/2017	190,065	14,207	1.58	12.327659	10.96	2.56	14.829178	12.14	‡	0.00
12/31/2016	175,942	14,784	0.39	11.109566	1.35	2.56	12.355962	3.09		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2020	97	6	0.00	18.364999	18.46	0.65	19.340897	18.70		0.45
12/31/2019	82	6	0.00	15.503390	10.00 ‡	0.65	16.294561	17.55		0.45
12/31/2018+	10	1	0.00	13.862154	(6.73)‡	0.45	13.862154	(6.73	)‡	0.45
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2020	46,862	5,853	0.00	6.336397	1.15	3.06	9.712378	4.29		0.00
12/31/2019	39,911	5,168	0.00	6.264276	11.33	3.06	9.312459	14.79		0.00
12/31/2018	38,329	5,618	1.93	5.626800	(19.77)	3.06	8.112624	(17.27)		0.00
12/31/2017	50,474	6,047	0.92	7.013664	(5.82)	3.06	9.805772	(3.22	)‡	0.00
12/31/2016	57,142	6,565	0.78	7.447066	22.72	3.06	9.279231	25.46		0.85
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2020	0	0	0.00	9.403735	4.15	0.45	9.403735	4.15		0.45
12/31/2019	—	—	0.00	9.029379	8.32 ‡	0.45	9.029379	8.32	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00 ‡	0.00	0.000000	0.00	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Advantage International Fund - Class A - June 24, 2019; JNL/BlackRock Advantage International Fund - Class I - June 24, 2019; JNL/BlackRock Global Allocation Fund - Class I - April 30, 2018; JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2020	342,588	3,485	0.00	67.916317	34.40		2.95	144.697825	41.12	‡	0.00
12/31/2019	235,864	3,296	0.00	50.532403	28.46		2.95	97.078302	31.90		0.30
12/31/2018	168,776	3,097	0.00	39.337835	(1.09)		2.95	73.597577	1.58	‡	0.30
12/31/2017	147,933	2,748	0.00	39.772544	29.75		2.95	68.467040	5.43	‡	0.55
12/31/2016	107,743	2,655	0.00	30.654047	(2.46)		2.95	44.764329	(0.75)		1.20
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2020	2,333	16	0.00	130.609905	37.95		0.65	139.258459	38.29		0.40
12/31/2019	758	7	0.00	94.679703	28.70	‡	0.65	100.697030	32.20		0.40
12/31/2018+	192	2	0.00	83.249802	(5.56	)‡	0.45	76.169026	(12.07	)‡	0.40
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2020	2,865	285	0.00	9.538229	(2.32	)‡	2.05	10.852041	(0.30)		0.00
12/31/2019	2,281	222	0.00	9.973614	3.12		1.65	10.884336	4.84		0.00
12/31/2018	2,051	206	0.00	9.671423	(7.42	)‡	1.65	10.381848	(9.51)		0.00
12/31/2017	2,008	181	0.00	11.011249	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016	1,700	163	0.00	10.353723	0.69		1.25	10.449005	1.10		0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2020	125	12	0.00	10.429025	(0.45)		0.45	10.429025	(0.45)		0.45
12/31/2019	70	7	0.00	10.476055	4.65		0.45	10.476055	4.65		0.45
12/31/2018+	65	6	0.00	10.010500	(7.32	)‡	0.45	10.010500	(7.32	)‡	0.45
JNL/Causeway International Value Select Fund - Class A
12/31/2020	42,356	2,645	4.76	9.691792	2.08		3.67	22.408637	5.89		0.00
12/31/2019	41,381	2,697	2.87	9.494478	14.69		3.67	21.161334	18.97		0.00
12/31/2018	38,422	2,944	1.61	8.278617	(20.50)		3.67	17.786489	(17.51)		0.00
12/31/2017	43,675	2,724	1.05	10.413248	23.85		3.67	21.562141	23.61	‡	0.00
12/31/2016	33,489	2,654	1.20	8.407950	(3.59)		3.67	13.901670	4.91	‡	1.00
JNL/Causeway International Value Select Fund - Class I
12/31/2020	48	2	3.66	23.209000	5.75		0.45	23.209000	5.75		0.45
12/31/2019	58	3	3.72	21.946289	18.76		0.45	21.946289	18.76		0.45
12/31/2018+	4	0	0.00	18.479208	(16.51	)‡	0.45	18.479208	(16.51	)‡	0.45
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2020	47,829	2,690	0.00	17.173029	27.33		2.46	18.608217	30.50		0.00
12/31/2019	28,922	2,093	0.00	13.486651	28.47		2.46	14.258641	31.66		0.00
12/31/2018	6,289	591	0.00	10.497771	(2.62)		2.46	10.829991	(0.18)		0.00
12/31/2017+	572	53	0.00	10.780684	(0.99	)‡	2.46	10.850000	8.50	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Large Cap Select Growth Fund - Class I - April 30, 2018; JNL/Boston Partners Global Long Short Equity Fund - Class I - April 30, 2018; JNL/Causeway International Value Select Fund - Class I - April 30, 2018; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2020	650	35	0.00	18.385863	30.11		0.65	18.536271	30.44		0.40
12/31/2019	358	25	0.00	14.130593	31.07		0.65	14.210628	31.40		0.40
12/31/2018+	152	14	0.00	10.780966	(3.06	)‡	0.65	10.815106	(13.09	)‡	0.40
JNL/DFA Growth Allocation Fund - Class A
12/31/2020	15,981	1,259	1.53	12.433816	8.51		1.90	12.924656	16.69	‡	0.85
12/31/2019	12,656	1,089	1.55	11.459041	19.17		1.90	11.739679	20.25		1.00
12/31/2018	7,640	787	0.00	9.615641	(12.34)		1.90	9.762919	(11.54)		1.00
12/31/2017+	2,240	204	6.46	10.969135	5.77	‡	1.90	11.036799	9.24	‡	1.00
JNL/DFA Growth Allocation Fund - Class I
12/31/2020	51	4	1.75	13.159050	10.20		0.65	13.406807	10.42		0.45
12/31/2019	44	4	1.54	11.940887	21.06		0.65	12.141457	21.30		0.45
12/31/2018+	37	4	0.00	9.863824	(0.63	)‡	0.65	10.009384	(9.73	)‡	0.45
JNL/DFA International Core Equity Fund - Class A
12/31/2020	1,714	151	0.76	11.243303	6.81	‡	1.90	11.573398	6.96		0.00
12/31/2019+	762	71	0.00	10.727453	11.21	‡	1.65	10.820000	8.20	‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2020	74	6	5.28	11.557285	6.87		0.45	11.557285	6.87		0.45
12/31/2019+	—	—	0.00	10.814640	8.15	‡	0.45	10.814640	8.15	‡	0.45
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2020	12,667	1,017	1.37	12.193133	8.08		1.90	12.674467	13.56	‡	0.85
12/31/2019	11,325	989	1.62	11.281949	16.17		1.90	11.558186	17.22		1.00
12/31/2018	8,345	851	0.00	9.711827	(9.67)		1.90	9.860479	(8.85)		1.00
12/31/2017+	5,190	481	4.69	10.751452	4.35	‡	1.90	10.817653	6.13	‡	1.00
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2020	—	—	0.00	13.151206	10.04		0.45	13.151206	10.04		0.45
12/31/2019	—	—	0.00	11.951007	18.23		0.45	11.951007	18.23		0.45
12/31/2018+	—	—	0.00	10.108200	(6.96	)‡	0.45	10.108200	(6.96	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class I - April 30, 2018; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - April 30, 2018; JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Moderate Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2020	68,884	1,519	0.00	27.710359	11.93		3.45	63.994011	15.85		0.00
12/31/2019	70,508	1,773	0.00	24.757122	25.16		3.45	55.237664	29.55		0.00
12/31/2018	55,419	1,781	0.92	19.780636	(10.89)		3.45	42.639600	(7.75)		0.00
12/31/2017	62,241	1,831	0.89	22.199175	16.17		3.45	46.223769	18.81	‡	0.00
12/31/2016	50,897	1,782	1.02	19.109916	10.17		3.45	32.354345	13.06		0.85
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2020	173	3	0.00	57.697765	15.55		0.65	66.586587	15.78		0.45
12/31/2019	132	2	0.00	49.933233	29.15		0.65	57.510538	29.41		0.45
12/31/2018+	24	1	0.00	38.662883	(1.68	)‡	0.65	44.440987	(7.29	)‡	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2020	15,870	757	0.00	19.364631	10.66		2.25	23.345849	13.18		0.00
12/31/2019	9,695	512	0.49	17.498801	12.36	‡	2.25	20.627155	21.36		0.00
12/31/2018	5,251	330	0.40	15.171723	(19.93	)‡	1.80	16.996642	(13.68)		0.00
12/31/2017	3,955	212	0.22	18.427749	8.79		1.25	19.689788	12.47	‡	0.00
12/31/2016	2,898	170	0.17	16.938951	25.18		1.25	17.232673	25.68		0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2020	1,052	52	0.00	12.201795	13.03		0.45	23.000300	14.07	‡	0.40
12/31/2019	22	2	1.52	10.794894	21.26		0.45	10.794894	21.26		0.45
12/31/2018+	5	1	1.55	8.902580	(12.70	)‡	0.45	8.902580	(12.70	)‡	0.45
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2020	191,900	8,577	0.00	8.841125	(0.54)		5.50	31.064881	5.09		0.00
12/31/2019	202,863	9,405	2.65	8.888847	2.04		5.50	29.561036	7.81		0.00
12/31/2018	205,261	10,152	1.00	8.710993	(2.70	)‡	5.50	27.419048	(0.45)		0.00
12/31/2017	230,203	11,211	0.34	12.458107	1.27		4.00	27.541919	4.97	‡	0.00
12/31/2016	222,921	11,316	0.39	12.301830	(1.29)		4.00	22.265574	1.86		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2020	835	28	0.00	28.111746	4.65		0.65	32.136726	4.86		0.45
12/31/2019	268	10	4.63	26.861458	1.37	‡	0.65	30.646072	7.75		0.45
12/31/2018+	42	1	3.67	28.443038	0.84	‡	0.45	28.443038	0.84	‡	0.45
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2020	10,837	918	0.00	11.270070	15.33	‡	2.30	12.555498	3.04		0.00
12/31/2019	2,299	197	0.00	11.215343	1.52	‡	2.25	12.185008	11.38		0.00
12/31/2018	1,234	116	0.00	10.423412	(0.62	)‡	1.80	10.939750	(2.81)		0.00
12/31/2017	748	68	0.70	11.021847	5.97		1.25	11.255478	6.59	‡	0.00
12/31/2016+	306	29	0.00	10.401099	3.77	‡	1.25	10.429403	(1.23	)‡	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA U.S. Core Equity Fund - Class I - April 30, 2018; JNL/DFA U.S. Small Cap Fund - Class I - April 30, 2018; JNL/DoubleLine Core Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2020	47	5	0.00	12.339541	2.88		0.45	12.339541	2.88		0.45
12/31/2019	56	6	0.00	11.994600	11.17		0.45	11.994600	11.17		0.45
12/31/2018+	38	4	11.04	10.789115	(0.57	)‡	0.45	10.789115	(0.57	)‡	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2020	106,106	4,891	0.00	20.658399	12.54		2.32	23.339820	15.18		0.00
12/31/2019	87,980	4,609	0.00	18.356624	30.59		2.32	20.263654	33.66		0.00
12/31/2018	45,992	3,176	0.88	14.056658	(6.71)		2.32	15.161123	(4.51)		0.00
12/31/2017	33,519	2,177	0.00	15.067825	6.75	‡	2.32	15.877021	18.56	‡	0.00
12/31/2016	3,608	280	1.34	12.863332	17.42		1.25	12.928069	17.89		0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2020	972	44	0.00	22.839682	14.78		0.65	23.141704	1.62	‡	0.40
12/31/2019	448	24	0.00	19.898757	17.41	‡	0.65	19.028092	33.48		0.45
12/31/2018+	56	4	2.54	14.255233	(4.20	)‡	0.45	14.255233	(4.20	)‡	0.45
JNL/DoubleLine Total Return Fund - Class A
12/31/2020	97,467	8,447	0.00	10.610122	0.17		2.46	12.694405	2.66		0.00
12/31/2019	98,725	8,671	0.00	10.592416	3.06		2.46	12.365246	5.62		0.00
12/31/2018	91,579	8,392	3.58	10.278266	(0.68)		2.46	11.706944	1.80		0.00
12/31/2017	76,368	7,026	2.84	10.349047	1.54		2.46	11.499566	4.06	‡	0.00
12/31/2016	61,539	5,815	1.88	10.192255	(0.42)		2.46	10.746292	1.19		0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2020	314	26	0.00	12.296496	2.25		0.65	11.910340	2.46		0.45
12/31/2019	217	18	0.00	12.025504	4.84	‡	0.65	11.624579	5.53		0.45
12/31/2018+	43	4	10.27	11.015670	2.56	‡	0.45	11.015670	2.56	‡	0.45
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2020	67,548	2,349	0.00	18.002541	4.89		3.30	41.953616	6.46	‡	0.00
12/31/2019	58,076	2,182	1.76	17.163194	5.68		3.30	35.940973	8.90		0.30
12/31/2018	55,159	2,236	2.46	16.240550	(4.80)		3.30	33.003716	(1.89)		0.30
12/31/2017	65,292	2,568	2.05	17.059743	(0.31)		3.30	33.638281	2.56	‡	0.30
12/31/2016	62,752	2,512	2.51	17.113297	(1.21)		3.30	27.545372	0.98		1.10
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2020	2,114	53	0.00	37.492366	7.96		0.65	39.974527	7.62	‡	0.40
12/31/2019	29	1	1.90	34.729233	7.37	‡	0.65	40.349543	9.07		0.45
12/31/2018+	—	—	0.00	36.994925	0.70	‡	0.45	36.994925	0.70	‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - April 30, 2018; JNL/DoubleLine Total Return Fund - Class I - April 30, 2018; JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/First State Global Infrastructure Fund - Class A
12/31/2020	58,081	3,516	0.00	15.033621	(6.02)	2.46	18.785808	(3.68)		0.00
12/31/2019	67,991	3,906	0.00	15.996818	23.84	2.46	19.503654	26.92		0.00
12/31/2018	61,569	4,428	3.09	12.917768	(8.68)	2.46	15.367090	(6.40)		0.00
12/31/2017	73,462	4,876	1.84	14.146369	7.24	2.46	16.417453	8.64	‡	0.00
12/31/2016	66,179	4,761	2.60	13.191223	9.84	2.46	14.310153	11.63		0.85
JNL/First State Global Infrastructure Fund - Class I
12/31/2020	21	1	0.00	18.901408	(3.84)	0.45	18.901408	(3.84)		0.45
12/31/2019	12	1	0.00	19.655448	26.67	0.45	19.655448	26.67		0.45
12/31/2018+	—	—	0.00	15.516892	(5.30)‡	0.45	15.516892	(5.30	)‡	0.45
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2020	36,758	3,467	13.61	9.480951	(9.06)	2.56	11.952896	(6.71)		0.00
12/31/2019	42,174	3,667	9.40	10.425139	(1.60)	2.56	12.812674	0.95		0.00
12/31/2018	43,472	3,773	0.00	10.594415	(1.81)	2.56	12.691592	0.75		0.00
12/31/2017	43,426	3,748	0.00	10.790229	0.96	2.56	12.597651	4.38	‡	0.00
12/31/2016	41,352	3,652	0.03	10.687553	3.95 ‡	2.56	11.651996	2.94		0.85
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2020	69	6	20.50	12.031368	(6.86)	0.45	12.031368	(6.86)		0.45
12/31/2019	36	3	16.47	12.917245	0.84	0.45	12.917245	0.84		0.45
12/31/2018+	15	1	0.00	12.809779	(1.21)‡	0.45	12.809779	(1.21	)‡	0.45
JNL/Franklin Templeton Growth Allocation Fund - Class A
12/31/2020	70,114	4,559	0.00	12.646283	8.08	2.92	18.228838	10.95		0.30
12/31/2019	72,169	5,139	0.00	11.700840	14.32	2.92	16.429867	17.35		0.30
12/31/2018	72,264	5,972	0.00	10.235163	(12.07)	2.92	14.000143	(9.72)		0.30
12/31/2017	88,605	6,533	0.00	11.639981	8.55	2.92	15.507721	9.95	‡	0.30
12/31/2016	84,938	6,907	0.00	10.722914	10.17	2.92	12.724823	12.08		1.20
JNL/Franklin Templeton Growth Allocation Fund - Class I
12/31/2020	106	6	0.00	17.787357	10.88	0.65	16.486460	11.11		0.45
12/31/2019	101	7	0.00	16.041309	8.62 ‡	0.65	14.838413	17.50		0.45
12/31/2018+	—	—	0.00	12.628305	(8.71)‡	0.45	12.628305	(8.71	)‡	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2020	136,669	8,133	0.00	13.232003	(2.17)	3.06	20.728601	0.87		0.00
12/31/2019	151,042	8,943	0.00	13.526021	12.59	3.06	20.550597	16.09		0.00
12/31/2018	143,553	9,744	4.41	12.013610	(7.21)	3.06	17.702639	(4.31)		0.00
12/31/2017	164,243	10,530	3.81	12.946994	6.63	3.06	18.499963	9.06	‡	0.00
12/31/2016	156,295	10,878	4.70	12.142364	10.69	3.06	15.369419	13.15		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/First State Global Infrastructure Fund - Class I - April 30, 2018; JNL/Franklin Templeton Global Multisector Bond Fund - Class I - April 30, 2018; JNL/Franklin Templeton Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class I
12/31/2020	214	11	0.00	19.459803	0.50		0.65	21.093908	0.70		0.45
12/31/2019	143	7	0.00	19.363927	6.95	‡	0.65	20.948050	15.82		0.45
12/31/2018+	5	0	6.11	18.086937	(3.40	)‡	0.45	18.086937	(3.40	)‡	0.45
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2020	37,666	3,337	1.78	9.641384	(5.87)		2.65	13.625724	(3.34)		0.00
12/31/2019	41,823	3,533	0.61	10.242202	15.30		2.65	14.096992	18.39		0.00
12/31/2018	36,709	3,618	2.31	8.882861	(21.89)		2.65	11.906898	(19.78)		0.00
12/31/2017	48,550	3,791	1.04	11.371646	28.84		2.65	14.842893	29.06	‡	0.00
12/31/2016	31,695	3,235	1.53	8.826096	(3.74)		2.65	10.387134	(2.01)		0.85
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2020	67	5	2.49	13.850170	(3.50)		0.45	13.850170	(3.50)		0.45
12/31/2019	34	2	1.41	14.353196	18.32		0.45	14.353196	18.32		0.45
12/31/2018+	—	—	0.00	12.130900	(19.03	)‡	0.45	12.130900	(19.03	)‡	0.45
JNL/Goldman Sachs 4 Fund - Class A
12/31/2020	433,597	15,890	0.00	22.298981	1.48		2.95	32.799105	4.52		0.00
12/31/2019	498,391	18,848	0.00	21.974472	21.40		2.95	31.382190	25.04		0.00
12/31/2018	430,430	20,089	0.00	18.100244	(9.01)		2.95	25.097842	(6.27)		0.00
12/31/2017	511,544	22,079	0.00	19.892760	12.03		2.95	26.777310	14.21	‡	0.00
12/31/2016	480,088	23,595	0.00	17.756479	7.09		2.95	21.484971	9.36		0.85
JNL/Goldman Sachs 4 Fund - Class I
12/31/2020	609	24	0.00	24.881760	4.39		0.45	24.881760	4.39		0.45
12/31/2019	899	38	0.00	23.835832	24.85		0.45	23.835832	24.85		0.45
12/31/2018+	22	1	0.00	19.090995	(5.75	)‡	0.45	19.090995	(5.75	)‡	0.45
JNL/Goldman Sachs Competitive Advantage Fund - Class A
12/31/2020	56,600	1,542	0.00	31.382313	15.82		2.62	44.208960	18.90		0.00
12/31/2019	59,155	1,889	1.29	27.095094	26.02		2.62	37.182415	29.36		0.00
12/31/2018	51,737	2,102	0.86	21.500966	(5.22)		2.62	28.742939	(2.69)		0.00
12/31/2017	56,464	2,211	1.29	22.686217	16.58		2.62	29.538887	17.46	‡	0.00
12/31/2016	68,526	3,176	1.00	19.459955	2.97		2.62	22.851206	4.80		0.85
JNL/Goldman Sachs Competitive Advantage Fund - Class I
12/31/2020	40	1	0.00	41.726164	18.52		0.65	44.767896	18.76		0.45
12/31/2019	51	1	3.19	35.205539	9.81	‡	0.65	37.696222	29.16		0.45
12/31/2018+	—	—	0.00	29.186058	(2.83	)‡	0.45	29.186058	(2.83	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Franklin Templeton Income Fund - Class I - April 30, 2018; JNL/Franklin Templeton International Small Cap Fund - Class I - April 30, 2018; JNL/Goldman Sachs 4 Fund - Class I - April 30, 2018; JNL/Goldman Sachs Competitive Advantage Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A
12/31/2020	252,389	9,878	0.00	15.019460	(8.70)		5.50	30.847474	(3.53)	0.00
12/31/2019	301,825	11,232	3.54	16.450086	20.80		5.50	31.977550	27.63	0.00
12/31/2018	248,012	11,631	2.94	13.617313	(6.28	)‡	5.50	25.054711	(5.31)	0.00
12/31/2017	291,182	12,764	2.75	18.130528	7.80	‡	3.75	26.458921	11.68 ‡	0.00
12/31/2016	307,479	14,926	2.54	18.646034	14.71		2.61	21.875403	16.74	0.85
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I
12/31/2020	1,166	38	0.00	29.199216	(3.91)		0.65	31.327680	(3.72)	0.45
12/31/2019	602	19	5.31	30.386884	24.93	‡	0.65	32.536784	27.46	0.45
12/31/2018+	49	2	5.92	25.526091	(2.87	)‡	0.45	25.526091	(2.87)‡	0.45
JNL/Goldman Sachs International 5 Fund - Class A
12/31/2020	5,069	413	0.00	11.685314	(2.72	)‡	1.90	13.170186	(0.86)	0.00
12/31/2019	4,621	367	3.04	12.108204	13.04	‡	1.75	13.284046	17.82	0.00
12/31/2018	3,392	314	5.83	10.480372	(2.96	)‡	1.70	11.274409	(15.48)	0.00
12/31/2017	3,912	304	10.73	12.802519	31.44		1.25	13.340077	28.52 ‡	0.00
12/31/2016	1,893	194	3.80	9.739920	6.93		1.25	9.829925	7.36	0.85
JNL/Goldman Sachs International 5 Fund - Class I
12/31/2020	9	1	0.00	11.328588	(1.02)		0.45	11.328588	(1.02)	0.45
12/31/2019	10	1	5.42	11.445080	17.58		0.45	11.445080	17.58	0.45
12/31/2018+	—	—	0.00	9.733510	(15.87	)‡	0.45	9.733510	(15.87)‡	0.45
JNL/Goldman Sachs Intrinsic Value Fund - Class A
12/31/2020	47,339	1,877	0.00	14.844783	(4.74)		5.50	30.489333	0.64	0.00
12/31/2019	57,213	2,248	2.36	15.583992	14.76		5.50	30.294583	21.25	0.00
12/31/2018	51,312	2,414	1.51	13.579346	(10.45	)‡	5.50	24.984755	(5.82)	0.00
12/31/2017	59,146	2,586	2.62	18.177457	9.88	‡	3.75	26.527536	16.16 ‡	0.00
12/31/2016	56,749	2,913	2.62	17.542631	2.53		2.65	20.650541	4.38	0.85
JNL/Goldman Sachs Intrinsic Value Fund - Class I
12/31/2020	28	1	0.00	28.964889	0.33		0.65	31.076255	0.53	0.45
12/31/2019	26	1	4.70	28.870463	8.08	‡	0.65	30.913143	21.03	0.45
12/31/2018+	9	0	0.00	25.542755	(7.18	)‡	0.45	25.542755	(7.18)‡	0.45
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2020	188,424	5,459	0.00	22.134849	16.00		3.47	45.507409	19.74	0.30
12/31/2019	166,565	5,716	0.00	19.081297	22.46		3.47	38.005439	26.41	0.30
12/31/2018	138,446	5,951	0.00	15.581462	(9.91)		3.47	30.066181	(6.99)	0.30
12/31/2017	157,774	6,250	0.00	17.294992	19.06		3.47	32.325636	20.37 ‡	0.30
12/31/2016	130,472	6,298	0.00	14.526331	2.39		3.47	22.224036	4.74	1.20

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Dividend Income & Growth Fund - Class I - April 30, 2018; JNL/Goldman Sachs International 5 Fund - Class I - April 30, 2018; JNL/Goldman Sachs Intrinsic Value Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
12/31/2020	1,119	30	0.00	43.592110	19.67		0.65	31.395277	19.91		0.45
12/31/2019	730	22	0.00	36.425940	26.34		0.65	26.181735	26.59		0.45
12/31/2018+	501	18	0.00	28.831784	(12.14	)‡	0.65	20.681900	(7.96	)‡	0.45
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2020	98,157	6,080	0.00	12.849313	5.66		2.92	19.664089	8.47		0.30
12/31/2019	102,028	6,784	0.00	12.160971	7.86		2.92	18.129383	10.73		0.30
12/31/2018	105,694	7,699	0.00	11.274347	(5.14)		2.92	16.372967	(2.60)		0.30
12/31/2017	126,822	8,895	0.00	11.884826	3.78		2.92	16.810754	5.96	‡	0.30
12/31/2016	135,240	10,004	0.00	11.451893	2.00		2.92	14.134589	3.77		1.20
JNL/Goldman Sachs Managed Conservative Fund - Class I
12/31/2020	—	—	0.00	15.717293	8.61		0.45	15.717293	8.61		0.45
12/31/2019	—	—	0.00	14.471676	10.85		0.45	14.471676	10.85		0.45
12/31/2018+	—	—	0.00	13.055402	(1.87	)‡	0.45	13.055402	(1.87	)‡	0.45
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2020	425,116	12,819	0.00	17.982012	13.83		4.20	43.662502	18.36		0.30
12/31/2019	396,992	14,017	0.00	15.797221	4.41	‡	4.20	36.890330	24.04		0.30
12/31/2018	355,205	15,386	0.00	14.787047	(9.35)		3.67	29.741759	(6.22)		0.30
12/31/2017	397,279	15,972	0.00	16.311581	16.70		3.67	31.715000	18.51	‡	0.30
12/31/2016	347,472	16,703	0.00	13.977122	2.11		3.67	22.200317	4.65		1.20
JNL/Goldman Sachs Managed Growth Fund - Class I
12/31/2020	364	14	0.00	26.064610	18.50		0.45	26.064610	18.50		0.45
12/31/2019	—	—	0.00	21.995022	24.20		0.45	21.995022	24.20		0.45
12/31/2018+	—	—	0.00	17.709185	(7.08	)‡	0.45	17.709185	(7.08	)‡	0.45
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2020	248,561	12,450	0.00	12.842540	7.70		4.20	24.204181	11.99		0.30
12/31/2019	259,024	14,372	0.00	11.923857	4.39	‡	4.20	21.613133	14.56		0.30
12/31/2018	253,895	15,978	0.00	12.735227	(6.36)		3.06	18.867013	(3.73)		0.30
12/31/2017	291,602	17,470	0.00	13.600323	7.83		3.06	19.597145	9.90	‡	0.30
12/31/2016	286,630	18,847	0.00	12.613225	2.38		3.06	15.837097	4.30		1.20
JNL/Goldman Sachs Managed Moderate Fund - Class I
12/31/2020	—	—	0.00	19.136696	12.20		0.45	19.136696	12.20		0.45
12/31/2019	—	—	0.00	17.055222	14.73		0.45	17.055222	14.73		0.45
12/31/2018+	—	—	0.00	14.865091	(3.53	)‡	0.45	14.865091	(3.53	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Conservative Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Growth Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Moderate Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2020	438,080	15,623	0.00	11.263468	9.32		5.50	36.754770	15.15		0.30
12/31/2019	420,454	17,073	0.00	10.303277	12.75		5.50	31.917709	18.77		0.30
12/31/2018	400,495	19,126	0.00	9.138244	(8.82	)‡	5.50	26.874025	(5.19)		0.30
12/31/2017	473,768	21,223	0.00	14.346285	6.10	‡	3.75	28.344990	14.09	‡	0.30
12/31/2016	446,163	22,940	0.00	13.159547	1.84		3.62	20.705138	4.33		1.20
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
12/31/2020	121	4	0.00	35.230059	15.14		0.65	22.851756	15.37		0.45
12/31/2019	54	2	0.00	30.597259	3.76	‡	0.65	19.807037	18.93		0.45
12/31/2018+	—	—	0.00	16.654885	(5.49	)‡	0.45	16.654885	(5.49	)‡	0.45
JNL/Goldman Sachs Total Yield Fund - Class A
12/31/2020	28,212	1,288	0.00	18.315797	(0.50)		2.81	26.451407	2.34		0.00
12/31/2019	33,205	1,528	2.08	18.407143	18.70		2.81	25.846692	22.09		0.00
12/31/2018	31,286	1,734	1.23	15.506881	(13.62)		2.81	21.170874	(11.15)		0.00
12/31/2017	38,778	1,885	2.12	17.952960	7.95		2.81	23.827561	11.36	‡	0.00
12/31/2016	40,780	2,175	1.92	16.630240	9.51		2.81	19.867993	11.67		0.85
JNL/Goldman Sachs Total Yield Fund - Class I
12/31/2020	60	2	0.00	26.815771	2.24		0.45	26.815771	2.24		0.45
12/31/2019	4	0	2.73	26.227824	21.85		0.45	26.227824	21.85		0.45
12/31/2018+	3	0	0.00	21.523890	(10.07	)‡	0.45	21.523890	(10.07	)‡	0.45
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2020	13,414	974	0.00	13.368006	30.09		2.30	14.410919	33.12		0.00
12/31/2019	4,249	406	0.68	10.275916	5.76	‡	2.30	10.825771	21.09		0.00
12/31/2018	766	87	0.00	8.716601	1.68	‡	2.00	8.940000	(14.94)		0.00
12/31/2017+	24	2	0.00	10.475920	3.04	‡	1.25	10.510000	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2020	425	30	0.00	14.251032	32.68		0.65	14.343736	32.95		0.45
12/31/2019	11	1	0.42	10.740565	20.60		0.65	10.788882	20.83		0.45
12/31/2018+	3	0	0.00	8.906161	5.02	‡	0.65	8.928999	(13.25	)‡	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2020	24,362	1,909	3.32	11.906925	8.55		2.46	13.693282	11.25		0.00
12/31/2019	25,228	2,172	1.56	10.969439	24.54		2.46	12.308602	27.64		0.00
12/31/2018	21,064	2,285	0.66	8.807995	(23.14)		2.46	9.643099	(21.22)		0.00
12/31/2017	29,555	2,495	0.05	11.460438	1.44	‡	2.46	12.240438	18.42	‡	0.00
12/31/2016	1,169	119	1.00	9.756741	11.06		1.25	9.822317	11.50		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Moderate Growth Fund - Class I - April 30, 2018; JNL/Goldman Sachs Total Yield Fund - Class I - April 30, 2018; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2020	203	15	6.46	13.375468	10.96		0.65	13.158709	11.18		0.45
12/31/2019	69	6	2.00	12.054306	20.98	‡	0.65	11.835236	27.35		0.45
12/31/2018+	29	3	2.41	9.293178	(18.73	)‡	0.45	9.293178	(18.73	)‡	0.45
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2020	2,463	226	2.17	10.737729	(6.08)		2.05	11.275262	(4.14)		0.00
12/31/2019	1,530	133	1.60	11.433291	2.36	‡	2.05	11.762031	25.26		0.00
12/31/2018+	51	5	0.00	9.330721	(1.52	)‡	1.65	9.390000	(6.10	)‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2020	136	12	2.74	11.232721	(4.32)		0.45	11.232721	(4.32)		0.45
12/31/2019	86	7	0.88	11.739713	25.11		0.45	11.739713	25.11		0.45
12/31/2018+	72	8	0.00	9.383788	(6.16	)‡	0.45	9.383788	(6.16	)‡	0.45
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2020	9,549	836	0.00	11.163384	(1.43)		2.05	11.936475	0.61		0.00
12/31/2019	7,960	692	2.52	11.325722	21.33		2.05	11.864320	23.84		0.00
12/31/2018	3,127	332	0.47	9.334579	(7.16	)‡	2.05	9.579978	(7.26)		0.00
12/31/2017+	621	60	0.00	10.281666	2.60	‡	1.80	10.330000	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2020	3	0	0.00	11.884702	0.42		0.45	11.884702	0.42		0.45
12/31/2019	—	—	0.00	11.835475	23.72		0.45	11.835475	23.72		0.45
12/31/2018+	—	—	0.00	9.566155	(4.94	)‡	0.45	9.566155	(4.94	)‡	0.45
JNL/Invesco Global Growth Fund - Class A
12/31/2020	142,721	4,055	0.00	24.671997	24.01		3.30	44.512139	27.78		0.30
12/31/2019	148,765	5,328	0.62	19.895558	27.02		3.30	34.833792	30.89		0.30
12/31/2018	122,287	5,672	0.65	15.663154	(16.04)		3.30	26.613069	(13.47)		0.30
12/31/2017	142,339	5,665	0.80	18.656154	31.74		3.30	30.756465	31.09	‡	0.30
12/31/2016	93,710	5,015	0.62	14.161051	(3.14)		3.30	19.989266	(0.99)		1.10
JNL/Invesco Global Growth Fund - Class I
12/31/2020	380	8	0.00	41.282385	27.36		0.90	48.562836	27.93		0.45
12/31/2019	225	6	1.49	32.413792	6.41	‡	0.90	37.959080	31.14		0.45
12/31/2018+	—	—	0.00	28.946474	(13.78	)‡	0.45	28.946474	(13.78	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Harris Oakmark Global Equity Fund - Class I - April 30, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - April 30, 2018; JNL/Invesco Global Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class A
12/31/2020	60,779	3,512	0.00	13.425324	(14.78)	3.06	21.683176	(12.13)		0.00
12/31/2019	80,383	4,024	0.00	15.753811	18.83	3.06	24.677113	22.52		0.00
12/31/2018	72,529	4,396	3.88	13.257436	(9.21)	3.06	20.140701	(6.38)		0.00
12/31/2017	83,511	4,673	3.12	14.602943	6.88	3.06	21.512721	9.50	‡	0.00
12/31/2016	78,480	4,775	2.04	13.663010	(0.65)	3.06	17.679823	1.56		0.85
JNL/Invesco Global Real Estate Fund - Class I
12/31/2020	66	3	0.00	20.271068	(12.47)	0.65	20.916631	(12.30)		0.45
12/31/2019	71	3	0.00	23.159834	6.23 ‡	0.65	23.849700	5.25	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00 ‡	0.00	0.000000	0.00	‡	0.00
JNL/Invesco International Growth Fund - Class A
12/31/2020	65,031	2,371	2.08	18.088308	10.35	3.06	39.641906	13.78		0.00
12/31/2019	67,145	2,750	1.71	16.391361	24.28	3.06	34.840287	28.14		0.00
12/31/2018	60,313	3,118	1.98	13.188855	(17.65)	3.06	27.188400	(15.08)		0.00
12/31/2017	74,247	3,222	1.45	16.015970	19.49	3.06	32.015525	20.51	‡	0.00
12/31/2016	58,020	3,076	1.81	13.403170	(4.16)	3.06	21.620099	(2.03)		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2020	262	7	3.42	42.057696	13.63	0.45	38.518994	13.69		0.40
12/31/2019	111	3	2.01	37.011673	27.94	0.45	33.880636	28.01		0.40
12/31/2018+	88	3	5.47	28.928266	(13.47)‡	0.45	26.467818	(11.66	)‡	0.40
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2020	206,528	3,617	0.00	37.589072	50.97	3.60	74.963130	56.51		0.00
12/31/2019	144,777	3,923	0.00	24.897644	20.01	3.60	47.897105	24.41		0.00
12/31/2018	122,126	4,060	0.00	20.746462	(12.34)	3.60	38.499898	(9.11)		0.00
12/31/2017	126,619	3,781	0.00	23.668301	20.56	3.60	42.360544	23.28	‡	0.00
12/31/2016	91,053	3,355	0.00	19.632318	7.58	3.60	29.794995	10.57		0.85
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2020	809	11	0.00	68.979645	55.93	0.65	72.368033	8.91	‡	0.40
12/31/2019	302	6	0.00	44.238407	24.01	0.65	49.283963	24.26		0.45
12/31/2018+	108	3	0.00	35.672386	(7.36)‡	0.65	39.661561	(12.30	)‡	0.45
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2020	71,347	5,387	0.00	12.406584	25.67 ‡	2.45	14.612276	11.70		0.00
12/31/2019+	4,662	377	0.00	11.843717	4.79 ‡	1.75	13.081381	17.78	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - August 13, 2018; JNL/Invesco International Growth Fund - Class I - April 30, 2018; JNL/Invesco Small Cap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2020	51	4	0.00	14.203053	27.53	‡	0.65	14.548309	11.54		0.45
12/31/2019+	—	—	0.00	13.042565	5.53	‡	0.45	13.042565	5.53	‡	0.45
JNL/JPMorgan Growth & Income Fund - Class A
12/31/2020	51,038	3,589	0.00	12.265277	(6.22)		2.56	17.532483	29.75	‡	0.00
12/31/2019	44,052	2,936	0.00	13.078240	19.86		2.56	17.526729	22.60		0.30
12/31/2018	39,869	3,222	1.15	10.911070	(11.34)		2.56	14.295732	(9.30)		0.30
12/31/2017	49,101	3,557	2.95	12.306247	5.38		2.56	15.761278	6.48	‡	0.30
12/31/2016	47,838	3,696	2.47	11.677618	12.76		2.56	13.370309	14.30		1.20
JNL/JPMorgan Growth & Income Fund - Class I
12/31/2020	75	4	0.00	16.514278	(4.20)		0.65	17.819580	(4.01)		0.45
12/31/2019	58	3	0.00	17.238112	11.05	‡	0.65	18.563490	22.88		0.45
12/31/2018+	—	—	0.00	15.107357	(8.10	)‡	0.45	15.107357	(8.10	)‡	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2020	32,780	2,722	0.59	11.813305	11.99		2.05	12.404947	14.31		0.00
12/31/2019	9,275	870	0.00	10.548100	8.43	‡	2.05	10.851600	13.00		0.00
12/31/2018+	592	62	0.58	9.542978	(5.06	)‡	1.65	9.603566	(3.96	)‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2020	194	16	0.87	12.354098	14.19		0.45	12.354098	14.19		0.45
12/31/2019	49	5	0.00	10.818868	12.80		0.45	10.818868	12.80		0.45
12/31/2018+	—	—	0.00	9.590946	(4.09	)‡	0.45	9.590946	(4.09	)‡	0.45
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2020	225,928	2,319	0.00	66.333609	43.71		2.92	140.233052	47.97		0.00
12/31/2019	135,134	2,037	0.00	46.157747	35.89		2.92	94.771883	39.92		0.00
12/31/2018	94,158	1,964	0.00	33.966471	(7.74)		2.92	67.734743	(5.00)		0.00
12/31/2017	93,417	1,841	0.00	36.817745	25.69		2.92	71.297436	26.00	‡	0.00
12/31/2016	67,715	1,715	0.00	29.293110	(2.37)		2.92	45.841372	(0.33)		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2020	1,475	10	0.00	124.296005	47.47		0.65	144.698310	47.77		0.45
12/31/2019	251	3	0.00	84.285596	35.88	‡	0.65	97.924497	39.71		0.45
12/31/2018+	11	0	0.00	70.090394	(7.30	)‡	0.45	70.090394	(7.30	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019; JNL/JPMorgan Growth & Income Fund - Class I - April 30, 2018; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018; JNL/JPMorgan MidCap Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2020	94,877	4,105	0.00	11.794925	2.76		4.00	32.885191	6.95		0.00
12/31/2019	64,667	2,972	0.00	11.478273	2.28		4.00	30.747449	6.46		0.00
12/31/2018	58,328	2,819	3.13	11.222159	(3.51)		4.00	28.882557	0.45		0.00
12/31/2017	59,269	2,838	2.66	11.630467	(1.50)		4.00	28.753382	2.43	‡	0.00
12/31/2016	57,407	2,813	1.75	11.807770	(2.52)		4.00	23.337033	0.59		0.85
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2020	1,590	50	0.00	29.352867	6.52		0.65	31.296211	6.21	‡	0.40
12/31/2019	355	11	0.00	27.555355	4.09	‡	0.65	32.015066	6.33		0.45
12/31/2018+	10	0	0.00	30.108345	2.17	‡	0.45	30.108345	2.17	‡	0.45
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2020	5,278	320	0.55	15.423895	6.29	‡	2.00	17.984244	13.03		0.00
12/31/2019	4,677	316	0.21	13.968943	19.56		1.95	15.911219	21.91		0.00
12/31/2018	3,737	304	0.20	11.683506	(12.20	)‡	1.95	13.051141	(10.19)		0.00
12/31/2017	3,897	281	2.22	13.707598	26.70		1.25	14.531369	25.91	‡	0.00
12/31/2016	3,620	332	1.29	10.819103	(6.30)		1.25	10.979192	(5.93)		0.85
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2020	18	1	1.50	17.382691	33.56	‡	0.65	16.392357	12.89		0.45
12/31/2019	—	—	0.00	14.520434	21.69		0.45	14.520434	21.69		0.45
12/31/2018+	—	—	0.00	11.932192	(12.03	)‡	0.45	11.932192	(12.03	)‡	0.45
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2020	31,424	2,088	0.31	14.807335	44.25	‡	2.15	15.586240	34.85		0.00
12/31/2019	166	15	0.23	11.360124	29.13		1.25	11.558298	30.75		0.00
12/31/2018+	33	4	0.00	8.797745	(4.16	)‡	1.25	8.840000	(11.60	)‡	0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2020+	7	0	0.32	15.540390	46.24	‡	0.45	15.540390	46.24	‡	0.45
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2020+	5,906	570	0.00	10.309261	1.88	‡	2.00	10.449999	4.50	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - April 30, 2018; JNL/Lazard International Strategic Equity Fund - Class I - April 30, 2018; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2020+	47	5	0.00	10.423966	3.66	‡	0.65	10.423966	3.66	‡	0.65
JNL/Mellon Bond Index Fund - Class A
12/31/2020	98,863	6,161	0.00	10.062159	3.04		3.82	20.759044	7.05		0.00
12/31/2019	86,537	5,701	2.49	9.765694	3.89		3.82	19.392225	7.93		0.00
12/31/2018	66,793	4,700	2.15	9.400141	(4.32)		3.82	17.967179	(0.57)		0.00
12/31/2017	65,798	4,558	1.98	9.824613	(0.83)		3.82	18.070880	2.93	‡	0.00
12/31/2016	58,290	4,126	0.83	9.907125	(1.89)		3.82	15.446324	1.06		0.85
JNL/Mellon Bond Index Fund - Class I
12/31/2020	328	17	0.00	19.113097	1.85	‡	0.65	21.306045	6.78		0.45
12/31/2019	110	6	5.35	19.953048	7.88		0.45	19.953048	7.88		0.45
12/31/2018+	—	—	0.00	18.495414	1.84	‡	0.45	18.495414	1.84	‡	0.45
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2020	18,434	1,299	0.00	5.863344	18.56		5.50	19.144175	25.26		0.00
12/31/2019	12,496	1,087	0.00	4.945635	19.65		5.50	15.283609	26.42		0.00
12/31/2018	8,980	984	3.98	4.133248	(3.38	)‡	5.50	12.089388	(5.81)		0.00
12/31/2017	11,815	1,208	3.33	6.411690	(1.89	)‡	3.75	12.834789	2.12	‡	0.00
12/31/2016	13,656	1,421	2.73	7.256261	19.84		3.06	10.682603	22.51		0.85
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2020	36	2	0.00	17.478204	20.96	‡	0.65	19.808141	25.16		0.45
12/31/2019	5	0	0.00	15.826072	26.34		0.45	15.826072	26.34		0.45
12/31/2018+	—	—	21.81	12.527010	0.17	‡	0.45	12.527010	0.17	‡	0.45
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2020	128,523	2,482	0.00	32.437901	41.82		3.60	70.243842	47.01		0.00
12/31/2019	92,410	2,594	0.00	22.872411	22.40		3.60	47.780851	26.88		0.00
12/31/2018	74,258	2,613	0.67	18.686283	(4.73)		3.60	37.657471	(1.22)		0.00
12/31/2017	73,245	2,516	1.17	19.614289	17.80		3.60	38.124278	18.85	‡	0.00
12/31/2016	54,713	2,266	0.69	16.650363	2.42		3.60	26.906301	5.26		0.85
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2020	313	4	0.00	64.070306	46.60		0.65	72.594608	46.90		0.45
12/31/2019	117	2	0.00	43.702711	12.51	‡	0.65	49.418420	26.71		0.45
12/31/2018+	25	1	3.11	38.999746	(4.93	)‡	0.45	38.999746	(4.93	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020; JNL/Mellon Bond Index Fund - Class I - April 30, 2018; JNL/Mellon Communication Services Sector Fund - Class I - April 30, 2018; JNL/Mellon Consumer Discretionary Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2020	12,247	953	0.00	12.435896	7.81		2.40	13.449753	10.43		0.00
12/31/2019	7,677	652	0.00	11.535216	11.28	‡	2.40	12.179900	26.09		0.00
12/31/2018	2,804	295	0.00	9.426694	(10.71)		1.90	9.659979	(8.95)		0.00
12/31/2017+	557	53	0.00	10.557629	4.30	‡	1.90	10.610000	6.10	‡	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2020	117	10	0.00	13.304195	13.50	‡	0.65	13.413484	1.10	‡	0.40
12/31/2019	45	5	0.00	12.135631	25.82		0.45	12.135631	25.82		0.45
12/31/2018+	23	2	0.00	9.644896	1.69	‡	0.45	9.644896	1.69	‡	0.45
JNL/Mellon Dow Index Fund - Class A
12/31/2020	55,506	2,089	0.00	21.212520	6.31		2.46	36.009998	8.96		0.00
12/31/2019	30,504	1,239	0.00	19.953750	21.46		2.46	33.049998	24.48		0.00
12/31/2018	16,029	800	0.00	16.428637	(6.36)		2.46	26.550000	(4.01)		0.00
12/31/2017+	7,846	371	0.00	17.543987	15.08	‡	2.46	27.660000	21.90	‡	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2020	656	19	0.00	32.481875	30.23	‡	0.65	34.276642	7.25	‡	0.40
12/31/2019	72	2	0.00	32.982511	24.37		0.45	32.982511	24.37		0.45
12/31/2018+	—	—	0.00	26.518938	(2.35	)‡	0.45	26.518938	(2.35	)‡	0.45
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2020	83,321	6,504	3.28	11.629725	14.26		2.46	14.634288	17.10		0.00
12/31/2019	79,886	7,209	2.04	10.178536	15.03		2.46	12.496935	17.89		0.00
12/31/2018	74,542	7,812	1.69	8.848765	(17.31)		2.46	10.600316	(15.24)		0.00
12/31/2017	86,978	7,629	0.97	10.701253	32.81		2.46	12.506282	30.86	‡	0.00
12/31/2016	44,587	5,253	1.92	8.057410	7.42		2.46	8.780561	9.16		0.85
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2020	363	25	3.94	13.751313	16.50		0.90	14.409125	17.08	‡	0.40
12/31/2019	256	21	2.67	11.803733	12.39	‡	0.90	12.595459	17.67		0.45
12/31/2018+	16	1	6.12	10.704146	(15.76	)‡	0.45	10.704146	(15.76	)‡	0.45
JNL/Mellon Energy Sector Fund - Class A
12/31/2020	70,924	3,939	0.00	7.534950	(37.28)		5.50	24.602344	(33.73)		0.00
12/31/2019	87,972	3,202	0.00	12.012894	2.83		5.50	37.124103	8.64		0.00
12/31/2018	81,253	3,169	2.77	11.682706	(25.40	)‡	5.50	34.170271	(20.43)		0.00
12/31/2017	110,228	3,381	2.20	21.453373	5.46	‡	3.75	42.944881	(1.87	)‡	0.00
12/31/2016	111,069	3,266	2.00	23.275798	22.64		3.67	38.127356	26.14		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class I - April 30, 2018; JNL/Mellon Dow Index Fund - Class A - September 25, 2017; JNL/Mellon Dow Index Fund - Class I - April 30, 2018; JNL/Mellon Emerging Markets Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Energy Sector Fund - Class I
12/31/2020	83	3	0.00	25.447723	(33.78)		0.45	25.447723	(33.78)		0.45
12/31/2019	16	0	0.00	38.429869	8.54		0.45	38.429869	8.54		0.45
12/31/2018+	8	0	12.39	35.406504	(22.65	)‡	0.45	35.406504	(22.65	)‡	0.45
JNL/Mellon Equity Income Fund - Class A
12/31/2020	19,371	814	0.00	21.561335	0.12		2.30	26.462238	2.45		0.00
12/31/2019	21,731	922	0.00	21.535756	9.98	‡	2.30	25.829843	28.62		0.00
12/31/2018	14,742	793	1.08	17.491908	(13.71	)‡	2.00	20.082070	(9.61)		0.00
12/31/2017	16,389	785	1.53	19.849689	6.05	‡	1.91	22.216941	14.91	‡	0.00
12/31/2016	14,423	790	1.01	18.067758	17.08		1.25	18.425261	17.55		0.85
JNL/Mellon Equity Income Fund - Class I
12/31/2020	158	7	0.00	25.422627	26.54	‡	0.65	20.356124	2.30		0.45
12/31/2019	52	3	0.00	19.898818	28.38		0.45	19.898818	28.38		0.45
12/31/2018+	10	1	3.08	15.499712	(8.26	)‡	0.45	15.499712	(8.26	)‡	0.45
JNL/Mellon Financial Sector Fund - Class A
12/31/2020	100,483	5,680	0.00	7.406296	(7.92)		5.50	24.182328	(2.72)		0.00
12/31/2019	115,372	6,258	0.00	8.043483	24.06		5.50	24.857267	31.08		0.00
12/31/2018	98,217	6,873	1.20	6.483462	(16.21	)‡	5.50	18.963956	(13.87)		0.00
12/31/2017	113,825	6,790	0.96	10.998874	14.76	‡	3.75	22.017463	19.91	‡	0.00
12/31/2016	80,812	5,684	1.58	10.730800	20.32		3.10	15.901007	23.05		0.85
JNL/Mellon Financial Sector Fund - Class I
12/31/2020	93	4	0.00	22.069865	(3.00)		0.65	25.009996	(2.81)		0.45
12/31/2019	64	3	0.00	22.752361	15.73	‡	0.65	25.732214	30.90		0.45
12/31/2018+	29	1	3.32	19.658235	(13.09	)‡	0.45	19.658235	(13.09	)‡	0.45
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2020	320,566	7,213	0.00	27.750413	13.34		3.62	60.419152	17.52		0.00
12/31/2019	287,925	7,520	0.00	24.483947	17.06		3.62	51.411835	21.38		0.00
12/31/2018	247,360	7,750	0.92	20.915012	1.20		3.62	42.356250	4.95		0.00
12/31/2017	240,877	7,827	0.88	20.666885	18.28		3.62	40.357668	20.49	‡	0.00
12/31/2016	191,888	7,553	1.81	17.472134	(7.23)		3.62	28.358986	(4.63)		0.85
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2020	556	9	0.00	52.185899	16.86		0.90	62.407410	17.39		0.45
12/31/2019	438	9	0.00	44.655194	10.45	‡	0.90	53.161474	21.29		0.45
12/31/2018+	33	1	1.40	43.830851	4.29	‡	0.45	43.830851	4.29	‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Energy Sector Fund - Class I - April 30, 2018; JNL/Mellon Equity Income Fund - Class I - April 30, 2018; JNL/Mellon Financial Sector Fund - Class I - April 30, 2018; JNL/Mellon Healthcare Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Index 5 Fund - Class A
12/31/2020	112,972	5,888	0.00	16.340091	9.36		2.70	23.619587	12.35		0.00
12/31/2019	114,749	6,624	0.00	14.941592	18.14		2.70	21.023745	21.36		0.00
12/31/2018	75,264	5,192	0.00	12.647603	(10.26)		2.70	17.322744	(7.80)		0.00
12/31/2017	89,323	5,603	0.00	14.094008	12.24		2.70	18.787723	14.40	‡	0.00
12/31/2016	82,231	5,868	0.00	12.556808	8.95		2.70	15.008102	6.13	‡	0.85
JNL/Mellon Index 5 Fund - Class I
12/31/2020	341	15	0.00	22.160759	13.30	‡	0.65	22.451257	12.24		0.45
12/31/2019	—	—	0.00	20.003513	5.82	‡	0.45	20.003513	5.82	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/Mellon Industrials Sector Fund - Class A
12/31/2020	7,029	546	0.00	12.607074	11.26		2.05	13.480000	13.56		0.00
12/31/2019	3,139	273	0.00	11.331236	27.37		2.05	11.870000	30.01		0.00
12/31/2018	2,346	262	0.00	8.896139	(8.42	)‡	2.05	9.130000	(14.43)		0.00
12/31/2017+	453	43	0.00	10.621508	4.89	‡	1.75	10.670000	6.70	‡	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2020	37	3	0.00	13.421361	13.37		0.45	13.421361	13.37		0.45
12/31/2019	43	4	0.00	11.838711	29.84		0.45	11.838711	29.84		0.45
12/31/2018+	8	1	0.00	9.117955	(10.28	)‡	0.45	9.117955	(10.28	)‡	0.45
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2020	430,133	12,301	0.00	24.627810	40.69		3.10	47.943257	45.12		0.00
12/31/2019	296,951	12,177	0.00	17.504770	43.48		3.10	33.036527	47.99		0.00
12/31/2018	202,284	12,138	0.42	12.200394	(3.80)		3.10	22.322896	(0.76)		0.00
12/31/2017	194,490	11,446	0.62	12.682697	32.16		3.10	22.493419	31.97	‡	0.00
12/31/2016	124,001	9,848	0.71	9.596232	9.85		3.10	14.219481	12.34		0.85
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2020	1,099	23	0.00	41.450040	44.31		0.90	46.156833	2.02	‡	0.40
12/31/2019	354	11	0.00	28.723097	12.15	‡	0.90	34.195809	47.83		0.45
12/31/2018+	34	1	2.70	23.132137	(4.42	)‡	0.45	23.132137	(4.42	)‡	0.45
JNL/Mellon International Index Fund - Class A
12/31/2020	103,912	4,693	3.48	14.070049	3.66		3.82	29.030757	7.70		0.00
12/31/2019	108,035	5,187	2.70	13.573001	16.66		3.82	26.955521	21.21		0.00
12/31/2018	94,117	5,408	3.24	11.634201	(17.16)		3.82	22.239266	(13.91)		0.00
12/31/2017	114,681	5,615	2.94	14.043753	20.36		3.82	25.833624	21.43	‡	0.00
12/31/2016	78,742	4,761	0.25	11.668216	(2.97)		3.82	18.193618	(0.05)		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Index 5 Fund - Class I - August 13, 2018; JNL/Mellon Industrials Sector Fund - Class A - September 25, 2017; JNL/Mellon Industrials Sector Fund - Class I - April 30, 2018; JNL/Mellon Information Technology Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon International Index Fund - Class I
12/31/2020	772	27	4.92	26.754471	18.88	‡	0.65	28.054200	7.59		0.40
12/31/2019	390	15	3.03	27.734202	21.02		0.45	26.075174	21.08		0.40
12/31/2018+	179	8	9.44	22.916816	(14.29	)‡	0.45	21.535198	(12.60	)‡	0.40
JNL/Mellon Materials Sector Fund - Class A
12/31/2020	4,959	409	0.00	11.858917	16.43		2.05	12.680000	18.84		0.00
12/31/2019	2,209	214	0.00	10.185793	3.88	‡	2.05	10.670000	22.78		0.00
12/31/2018	1,073	126	0.00	8.472751	(20.25)		2.00	8.690000	(18.63)		0.00
12/31/2017+	641	60	0.00	10.624547	3.85	‡	2.00	10.680000	6.80	‡	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2020	36	3	0.00	12.623502	18.74		0.45	12.623502	18.74		0.45
12/31/2019	8	1	0.00	10.631347	22.61		0.45	10.631347	22.61		0.45
12/31/2018+	—	—	0.00	8.670605	(14.01	)‡	0.45	8.670605	(14.01	)‡	0.45
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
12/31/2020	13,222	815	0.00	15.723810	17.93		2.17	17.033815	20.52	‡	0.00
12/31/2019	6,292	462	0.00	13.332621	27.90		2.17	13.814116	29.60		0.85
12/31/2018	1,118	106	0.01	10.423851	(6.37)		2.17	10.658671	(7.14	)‡	0.85
12/31/2017+	706	63	1.18	11.132987	4.47	‡	2.17	11.222536	11.39	‡	1.00
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
12/31/2020	255	15	0.00	16.943844	20.38		0.45	16.943844	20.38		0.45
12/31/2019	42	3	0.00	14.075186	30.66		0.45	14.075186	30.66		0.45
12/31/2018+	—	—	0.00	10.772321	(4.49	)‡	0.45	10.772321	(4.49	)‡	0.45
JNL/Mellon MSCI World Index Fund - Class A
12/31/2020	9,910	341	2.00	24.896627	13.32		2.00	38.282437	15.61		0.00
12/31/2019	8,224	323	2.06	21.969424	24.75		2.00	33.112437	27.27		0.00
12/31/2018	3,811	190	4.41	17.611209	(12.91	)‡	2.00	26.018116	(8.84)		0.00
12/31/2017	771	35	0.00	20.453925	9.50	‡	1.80	28.540000	15.69	‡	0.00
12/31/2016	—	—	0.00
JNL/Mellon MSCI World Index Fund - Class I
12/31/2020	150	4	3.20	38.203911	15.50		0.45	38.203911	15.50		0.45
12/31/2019	—	—	0.00	33.075970	27.19		0.45	33.075970	27.19		0.45
12/31/2018+	—	—	0.00	26.004166	(8.64	)‡	0.45	26.004166	(8.64	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon International Index Fund - Class I - April 30, 2018; JNL/Mellon Materials Sector Fund - Class A - September 25, 2017; JNL/Mellon Materials Sector Fund - Class I - April 30, 2018; JNL/Mellon MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class I - April 30, 2018; JNL/Mellon MSCI World Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2020	386,476	6,549	0.00	46.882889	43.85		2.82	74.117943	47.96		0.00
12/31/2019	206,179	5,091	0.00	32.591592	34.71		2.82	50.091837	38.56		0.00
12/31/2018	139,169	4,705	0.31	24.194312	(3.42)		2.82	36.151693	(0.64)		0.00
12/31/2017	120,499	4,002	0.34	25.050105	28.43		2.82	36.384038	26.92	‡	0.00
12/31/2016	62,959	2,740	0.99	19.505068	4.94		2.82	24.822033	7.03		0.85
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2020	2,153	35	0.00	69.092452	47.48		0.65	59.043511	47.78		0.45
12/31/2019	356	9	0.00	46.848102	33.72	‡	0.65	39.954455	38.39		0.45
12/31/2018+	113	4	2.36	28.871199	(3.89	)‡	0.45	28.871199	(3.89	)‡	0.45
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2020	12,834	1,146	0.00	10.883403	(7.49)		2.32	11.739939	(5.32)		0.00
12/31/2019	11,872	989	0.00	11.765059	25.03		2.32	12.400000	27.97		0.00
12/31/2018	2,054	216	0.00	9.409619	(7.46)		2.32	9.690000	(5.28)		0.00
12/31/2017+	1,160	114	0.00	10.168484	2.52	‡	2.32	10.230000	2.30	‡	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2020	203	18	0.00	11.571717	(7.43	)‡	0.65	11.647550	(5.49)		0.45
12/31/2019	90	8	0.00	12.323689	27.91		0.45	12.323689	27.91		0.45
12/31/2018+	67	7	0.00	9.634949	0.32	‡	0.45	9.634949	0.32	‡	0.45
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2020	246,217	5,950	0.00	26.283557	8.75		3.82	54.230135	12.99		0.00
12/31/2019	218,329	5,888	0.00	24.167834	20.88		3.82	47.995797	25.58		0.00
12/31/2018	176,644	5,907	0.87	19.993340	(14.93)		3.82	38.218769	(11.60)		0.00
12/31/2017	204,964	5,987	0.99	23.502232	11.34		3.82	43.233329	14.60	‡	0.00
12/31/2016	161,716	5,405	0.17	21.107709	15.63		3.82	32.912709	19.11		0.85
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2020	1,719	33	0.00	49.818196	18.92	‡	0.65	52.237977	12.89		0.40
12/31/2019	590	13	0.00	49.217958	25.31		0.45	46.273524	25.37		0.40
12/31/2018+	127	3	3.24	39.276905	(10.56	)‡	0.45	36.908745	(18.28	)‡	0.40
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2020	890,048	27,005	0.00	15.198096	11.48		5.50	43.145413	17.78		0.00
12/31/2019	737,887	26,076	1.49	13.633067	23.83		5.50	36.631175	30.83		0.00
12/31/2018	555,334	25,358	1.40	11.009286	(7.82	)‡	5.50	27.998118	(4.88)		0.00
12/31/2017	567,214	24,338	1.40	16.000802	16.63		3.82	29.433621	19.37	‡	0.00
12/31/2016	395,433	20,328	0.13	13.718790	7.21		3.82	21.390969	10.43		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Nasdaq® 100 Index Fund - Class I - April 30, 2018; JNL/Mellon Real Estate Sector Fund - Class A - September 25, 2017; JNL/Mellon Real Estate Sector Fund - Class I - April 30, 2018; JNL/Mellon S&P 400 MidCap Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Small Cap Index Fund - Class A
12/31/2020	180,303	5,111	0.00	22.445134	6.66		3.82	46.311776	10.81		0.00
12/31/2019	173,393	5,364	0.00	21.044398	17.65		3.82	41.794075	22.23		0.00
12/31/2018	141,487	5,282	0.89	17.887619	(12.35)		3.82	34.193186	(8.92)		0.00
12/31/2017	152,687	5,131	0.85	20.408776	8.61		3.82	37.542339	14.20	‡	0.00
12/31/2016	123,370	4,625	0.50	18.790090	21.16		3.82	29.298551	24.81		0.85
JNL/Mellon Small Cap Index Fund - Class I
12/31/2020	1,344	30	0.00	40.591482	10.17		0.90	44.630061	10.72		0.40
12/31/2019	593	14	0.00	36.846030	21.48		0.90	40.309893	22.09		0.40
12/31/2018+	284	9	4.04	30.331315	(9.21	)‡	0.90	33.017253	(22.37	)‡	0.40
JNL/Mellon Utilities Sector Fund - Class A
12/31/2020	16,128	939	0.00	16.148431	(3.17)		2.16	19.061000	(1.05)		0.00
12/31/2019	17,702	1,005	0.79	16.676586	11.92	‡	2.16	19.263774	24.20		0.00
12/31/2018	9,573	663	2.42	13.790975	(3.14	)‡	2.07	15.510340	3.79		0.00
12/31/2017	5,003	352	2.42	14.098546	10.23		1.25	14.944341	11.62	‡	0.00
12/31/2016	4,477	348	1.95	12.789734	15.36		1.25	12.977709	15.82		0.85
JNL/Mellon Utilities Sector Fund - Class I
12/31/2020	89	5	0.00	18.457167	1.78	‡	0.65	16.761019	(1.12)		0.45
12/31/2019	90	5	1.24	16.951442	24.14		0.45	16.951442	24.14		0.45
12/31/2018+	22	2	5.37	13.655630	4.91	‡	0.45	13.655630	4.91	‡	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2020	131,353	4,988	0.00	20.564507	0.74		3.06	31.690165	3.56		0.30
12/31/2019	102,694	4,011	0.00	20.413633	26.94		3.06	30.601041	30.49		0.30
12/31/2018	89,189	4,491	0.52	16.081411	(14.35)		3.06	23.450359	(11.94)		0.30
12/31/2017	81,851	3,584	1.27	18.776022	9.63		3.06	26.629825	11.07	‡	0.30
12/31/2016	73,927	3,613	0.00	17.127479	10.17		3.06	21.651742	12.40	‡	1.05
JNL/MFS Mid Cap Value Fund - Class I
12/31/2020	218	7	0.00	31.077076	3.45		0.65	33.683573	3.66		0.45
12/31/2019	92	3	0.00	30.039459	11.61	‡	0.65	32.493753	30.77		0.45
12/31/2018+	20	1	1.57	24.847810	(11.44	)‡	0.45	24.847810	(11.44	)‡	0.45
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2020	13,591	983	1.40	13.503929	11.57		2.30	14.265101	14.17		0.00
12/31/2019	6,482	528	0.82	12.103135	31.58		2.30	12.494531	34.64		0.00
12/31/2018+	2,762	299	0.00	9.198511	(3.72	)‡	2.30	9.280000	(7.20	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Small Cap Index Fund - Class I - April 30, 2018; JNL/Mellon Utilities Sector Fund - Class I - April 30, 2018; JNL/MFS Mid Cap Value Fund - Class I - April 30, 2018; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2020	172	12	2.58	14.142483	18.46	‡	0.65	14.210003	13.92		0.45
12/31/2019	14	1	0.71	12.474074	34.51		0.45	12.474074	34.51		0.45
12/31/2018+	10	1	0.00	9.273930	(7.26	)‡	0.45	9.273930	(7.26	)‡	0.45
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2020	1,003	161	0.00	6.137098	(4.83)		1.25	6.671117	(3.63)		0.00
12/31/2019	930	142	2.03	6.448355	10.70		1.25	6.922383	12.09		0.00
12/31/2018	666	113	0.38	5.825312	(11.68)		1.25	6.175848	(10.56)		0.00
12/31/2017	582	87	19.42	6.595344	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016	491	78	0.00	6.276822	10.51		1.25	6.344154	10.95		0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2020	45,063	3,609	0.00	11.424764	4.47		2.40	14.069298	7.01		0.00
12/31/2019	45,837	3,879	2.68	10.936100	2.83	‡	2.40	13.147670	9.35		0.00
12/31/2018	40,557	3,715	1.95	10.299613	(4.78)		2.32	12.023144	(2.54)		0.00
12/31/2017	47,868	4,214	3.06	10.816984	4.33		2.32	12.335934	6.27	‡	0.00
12/31/2016	37,706	3,505	3.25	10.368167	3.49		2.32	11.026433	2.00	‡	1.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2020	169	12	0.00	13.586096	6.61		0.65	14.164429	6.82		0.45
12/31/2019	128	10	3.56	12.743610	7.71	‡	0.65	13.259549	9.11		0.45
12/31/2018+	5	0	0.00	12.152486	(1.44	)‡	0.45	12.152486	(1.44	)‡	0.45
JNL/PIMCO Income Fund - Class A
12/31/2020	47,822	4,388	0.00	10.551466	2.54		2.32	11.381819	4.95		0.00
12/31/2019	35,499	3,378	3.21	10.290010	5.35		2.32	10.845461	7.82		0.00
12/31/2018	22,186	2,245	0.51	9.767433	(2.42)		2.32	10.058559	(0.11)		0.00
12/31/2017+	4,780	476	0.00	10.009319	0.10	‡	2.32	10.070000	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2020	514	45	0.00	11.258725	4.62		0.65	11.332165	4.82		0.45
12/31/2019	268	25	4.44	10.762004	7.43		0.65	10.810566	7.65		0.45
12/31/2018+	65	6	1.64	10.017361	0.26	‡	0.65	10.042769	0.70	‡	0.45
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2020	48,125	3,461	0.00	12.751228	7.99		2.32	15.677224	10.52		0.00
12/31/2019	35,827	2,809	2.91	11.808072	11.85		2.32	14.184703	14.47		0.00
12/31/2018	18,889	1,678	2.59	10.557280	(4.80)		2.32	12.391306	(2.56)		0.00
12/31/2017	23,680	2,029	2.01	11.090074	0.01	‡	2.32	12.716528	6.50	‡	0.00
12/31/2016	11,667	1,051	1.29	10.693574	(1.09	)‡	2.16	11.402639	5.44		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018; JNL/Neuberger Berman Strategic Income Fund - Class I - April 30, 2018; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2020	230	16	0.00	15.058712	10.19		0.65	14.366772	10.41		0.45
12/31/2019	101	7	5.87	13.665716	3.11	‡	0.65	13.011767	14.24		0.45
12/31/2018+	—	—	0.00	11.390080	0.09	‡	0.45	11.390080	0.09	‡	0.45
JNL/PIMCO Real Return Fund - Class A
12/31/2020	86,992	5,571	0.00	12.657977	8.25		2.92	19.025967	11.46		0.00
12/31/2019	72,825	5,128	0.00	11.692889	5.27		2.92	17.069578	8.38		0.00
12/31/2018	74,158	5,601	0.69	11.107962	(5.06)		2.92	15.749646	(2.23)		0.00
12/31/2017	79,954	5,825	0.00	11.699822	0.15		2.92	16.108944	2.47	‡	0.00
12/31/2016	76,201	5,656	5.89	11.682365	2.15		2.92	14.355144	4.28		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2020	196	10	0.00	17.942346	11.06		0.65	19.360297	11.28		0.45
12/31/2019	37	2	0.00	16.155927	2.43	‡	0.65	17.398145	8.22		0.45
12/31/2018+	6	0	2.49	16.076249	(1.36	)‡	0.45	16.076249	(1.36	)‡	0.45
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2020	72,156	6,089	0.00	10.250978	(2.33)		2.81	13.577427	0.46		0.00
12/31/2019	93,546	7,835	0.00	10.495155	5.21		2.81	13.515656	8.21		0.00
12/31/2018	99,824	8,938	3.27	9.975328	(3.78)		2.81	12.490245	(1.02)		0.00
12/31/2017	94,067	8,215	3.31	10.367137	0.08		2.81	12.619097	2.54	‡	0.00
12/31/2016	90,103	7,988	4.50	10.358919	6.39		2.81	11.651029	8.49		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2020	132	12	0.00	12.960236	0.08		0.65	11.278741	0.28		0.45
12/31/2019	140	13	0.00	12.950480	3.41	‡	0.65	11.247737	8.11		0.45
12/31/2018+	57	5	3.09	10.404050	(2.51	)‡	0.45	10.404050	(2.51	)‡	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2020	100,579	4,178	0.00	16.474488	1.94		3.06	33.139314	5.11		0.00
12/31/2019	114,190	4,924	0.00	16.160933	11.14		3.06	31.528797	14.60		0.00
12/31/2018	101,946	4,978	5.76	14.541272	(8.17)		3.06	27.513018	(5.30)		0.00
12/31/2017	120,557	5,526	5.90	15.835365	4.26		3.06	29.053405	6.23	‡	0.00
12/31/2016	111,261	5,457	0.18	15.188572	13.51		3.06	23.029246	16.04		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2020	416	12	0.00	30.008032	4.77		0.65	34.304835	4.98		0.45
12/31/2019	158	5	0.00	28.642674	2.76	‡	0.65	32.678550	14.40		0.45
12/31/2018+	—	—	0.00	28.564449	(4.14	)‡	0.45	28.564449	(4.14	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PIMCO Investment Grade Credit Bond Fund - Class I - April 30, 2018; JNL/PIMCO Real Return Fund - Class I - April 30, 2018; JNL/PPM America Floating Rate Income Fund - Class I - April 30, 2018; JNL/PPM America High Yield Bond Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PPM America Small Cap Value Fund - Class A
12/31/2020	34,036	1,716	0.00	17.363514	(5.75)	2.56	23.162698	(3.60)		0.30
12/31/2019	40,724	1,956	0.00	18.423529	19.05	2.56	24.027620	21.77		0.30
12/31/2018	38,538	2,224	0.54	15.475511	(22.20)	2.56	19.731806	(20.41)		0.30
12/31/2017	67,563	3,066	0.37	19.891695	14.21	2.56	24.792771	16.93	‡	0.30
12/31/2016	50,725	2,659	0.05	17.416394	27.26	2.56	19.616787	29.00		1.20
JNL/PPM America Small Cap Value Fund - Class I
12/31/2020	29	1	0.00	24.855197	(3.48)	0.45	24.855197	(3.48)		0.45
12/31/2019	23	1	0.00	25.751813	21.93	0.45	25.751813	21.93		0.45
12/31/2018+	17	1	1.85	21.119954	(16.76)‡	0.45	21.119954	(16.76	)‡	0.45
JNL/PPM America Total Return Fund - Class A
12/31/2020	60,879	3,156	0.00	17.151245	7.33	2.32	22.661634	9.85		0.00
12/31/2019	37,311	2,096	0.00	15.979771	7.54	2.32	20.629559	10.06		0.00
12/31/2018	28,494	1,746	2.53	14.859847	(3.51)	2.32	18.743837	(1.23)		0.00
12/31/2017	25,248	1,501	2.42	15.400548	1.89	2.32	18.977948	4.10	‡	0.00
12/31/2016+	19,420	1,192	4.33	15.114920	3.26 ‡	2.32	17.002568	2.74	‡	0.85
JNL/PPM America Total Return Fund - Class I
12/31/2020	129	9	0.00	14.198575	9.75	0.45	14.198575	9.75		0.45
12/31/2019	77	6	0.00	12.937289	9.85	0.45	12.937289	9.85		0.45
12/31/2018+	18	1	0.00	11.777173	0.59 ‡	0.45	11.777173	0.59	‡	0.45
JNL/RAFI Fundamental Asia Developed Fund - Class A
12/31/2020	16,919	791	0.00	18.115294	1.60	2.77	25.423872	4.46		0.00
12/31/2019	20,721	997	4.28	17.829192	12.72	2.77	24.338707	15.88		0.00
12/31/2018	17,736	972	4.30	15.817722	(16.23)	2.77	21.002906	(13.86)		0.00
12/31/2017	22,205	1,036	3.31	18.882333	19.88	2.77	24.383425	20.15	‡	0.00
12/31/2016	16,273	927	2.01	15.750841	6.62	2.77	18.447751	8.68		0.85
JNL/RAFI Fundamental Asia Developed Fund - Class I
12/31/2020	61	2	0.00	24.743370	4.32	0.45	24.743370	4.32		0.45
12/31/2019	27	1	12.66	23.718442	11.22 ‡	0.45	23.718442	11.22	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00 ‡	0.00	0.000000	0.00	‡	0.00
JNL/RAFI Fundamental Europe Fund - Class A
12/31/2020	23,619	1,549	5.80	12.895795	(3.69)	2.80	18.166673	(0.95)		0.00
12/31/2019	29,738	1,907	5.25	13.389271	11.38	2.80	18.341015	14.55		0.00
12/31/2018	30,090	2,176	3.27	12.020762	(17.16)	2.80	16.011704	(14.80)		0.00
12/31/2017	36,009	2,186	3.07	14.511059	20.33	2.80	18.792181	21.79	‡	0.00
12/31/2016	25,997	1,928	3.18	12.059427	(4.54)	2.80	14.160391	(2.66)		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Small Cap Value Fund - Class I - April 30, 2018; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - April 30, 2018; JNL/RAFI Fundamental Asia Developed Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Fundamental Europe Fund - Class I
12/31/2020	39	2	8.33	17.668482	(1.02)		0.45	17.668482	(1.02)		0.45
12/31/2019	25	1	10.47	17.850160	7.23	‡	0.45	17.850160	7.23	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2020	22,640	1,283	0.00	14.641959	5.62		2.80	21.471042	8.62		0.00
12/31/2019+	24,340	1,476	1.52	13.863048	10.47	‡	2.80	19.767506	13.61		0.00
12/31/2018	34,637	2,348	2.32	12.548684	(3.38	)‡	5.50	17.399249	(5.81)		0.00
12/31/2017	30,497	1,570	0.65	16.753026	(1.89	)‡	3.75	22.583860	2.12	‡	0.00
12/31/2016	39,457	1,968	0.96	17.617522	19.84		3.06	21.271877	22.51		0.85
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2020	142	7	0.00	21.806404	8.53		0.45	21.806404	8.53		0.45
12/31/2019+	62	3	1.23	20.093365	13.52		0.45	20.093365	13.52		0.45
12/31/2018	5	0	0.00	17.699886	(20.93	)‡	0.45	17.699886	(20.93	)‡	0.45
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2020	197,667	8,155	0.00	18.075194	6.32		3.36	31.195250	9.95		0.00
12/31/2019+	207,265	9,256	2.59	17.001093	15.59		3.36	28.371970	19.54		0.00
12/31/2018	200,683	10,556	2.19	14.707613	(12.73)		3.36	23.733499	14.74	‡	0.00
12/31/2017	261,302	12,216	2.13	16.853040	13.08		3.36	26.292066	10.84		1.20
12/31/2016	231,269	12,479	2.47	14.903776	8.48		3.36	19.413605	(4.17)		1.20
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2020	50	2	0.00	31.812375	9.78		0.45	31.812375	9.78		0.45
12/31/2019+	73	3	0.00	28.977088	19.22		0.45	28.977088	19.22		0.45
12/31/2018	—	—	0.00	24.305743	(9.15	)‡	0.45	24.305743	(9.15	)‡	0.45
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2020	27,222	1,918	0.00	13.333941	23.55	‡	2.00	15.240007	11.98		0.00
12/31/2019	26,231	2,043	0.00	12.677731	21.53		1.25	13.610000	23.06		0.00
12/31/2018	23,668	2,248	0.00	10.431997	(8.14)		1.25	11.060000	(6.98)		0.00
12/31/2017	8,765	766	0.00	11.356712	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016	8,039	804	0.00	9.951757	1.83		1.25	10.058757	2.24		0.85
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2020+	6	0	0.00	14.796062	7.99	‡	0.65	14.796062	7.99	‡	0.65

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/RAFI Fundamental Europe Fund - Class I - August 13, 2018; JNL/RAFI Fundamental U.S. Small Cap Fund - Class I - August 13, 2018; JNL/RAFI Multi-Factor U.S. Equity Fund - Class I - August 13, 2018; JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund and JNL/MC S&P SMid 60 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2020	524,878	25,895	0.00	18.628580	14.62		2.46	22.289270	17.48		0.00
12/31/2019	328,074	18,739	0.00	16.251793	21.05		2.46	18.972876	24.06		0.00
12/31/2018	163,494	11,418	0.65	13.425840	(2.05)		2.46	15.292846	0.40		0.00
12/31/2017	112,575	7,784	0.84	13.707053	4.42	‡	2.46	15.231685	13.45	‡	0.00
12/31/2016	39,493	3,079	0.30	12.734278	6.43		1.25	12.902902	6.86		0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2020	4,278	202	0.00	21.192227	16.80		0.90	21.979287	16.05	‡	0.40
12/31/2019	1,603	89	0.00	18.144800	9.40	‡	0.90	17.758409	23.88		0.45
12/31/2018+	299	21	2.09	14.334692	(0.39	)‡	0.45	14.334692	(0.39	)‡	0.45
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2020	737,743	6,061	0.00	63.356741	31.71		4.00	176.673950	37.09		0.00
12/31/2019	593,203	6,612	0.00	48.102998	25.99		4.00	128.878115	31.13		0.00
12/31/2018	460,808	6,664	0.07	38.180144	(5.31)		4.00	98.281310	(1.42)		0.00
12/31/2017	439,673	6,222	0.06	40.319717	28.40		4.00	99.698229	28.51	‡	0.00
12/31/2016	268,609	5,041	0.00	31.401944	(2.54)		4.00	62.074157	0.57		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2020	3,958	23	0.00	157.861168	36.61		0.65	168.314265	36.95		0.40
12/31/2019	1,111	9	0.00	115.558832	30.69		0.65	122.903233	31.02		0.40
12/31/2018+	465	5	0.56	88.420889	(13.41	)‡	0.65	93.805659	(11.61	)‡	0.40
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2020	434,827	2,730	0.00	57.125230	16.94		5.50	216.797426	23.18		0.30
12/31/2019	401,594	3,076	0.00	48.850403	24.44		5.50	175.998651	31.09		0.30
12/31/2018	301,096	2,996	0.00	39.254620	(8.53	)‡	5.50	134.261366	(2.75)		0.30
12/31/2017	286,478	2,753	0.00	59.757125	19.60		4.00	138.056365	21.26	‡	0.30
12/31/2016	206,574	2,450	0.00	49.964507	1.93		4.00	93.572982	4.92		1.10
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2020	2,753	12	0.00	196.293499	22.82		0.90	223.150541	23.44		0.40
12/31/2019	853	5	0.00	159.820091	4.16	‡	0.90	180.779211	31.32		0.40
12/31/2018+	221	2	0.00	129.762452	(13.78	)‡	0.65	137.664987	(9.88	)‡	0.40
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2020	81,938	7,550	0.00	8.761803	1.05		2.81	13.232510	3.93		0.00
12/31/2019	70,965	6,720	0.00	8.670493	1.21		2.81	12.731756	4.09		0.00
12/31/2018	82,471	8,064	1.53	8.566865	(1.71)		2.81	12.231022	1.10		0.00
12/31/2017	63,060	6,143	1.46	8.716330	(1.65)		2.81	12.097722	1.04	‡	0.00
12/31/2016	62,320	6,082	1.28	8.862612	(1.37)		2.81	10.923690	0.57		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - April 30, 2018; JNL/T. Rowe Price Established Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2020	1,445	111	0.00	12.439297	3.60		0.65	12.904348	3.77	‡	0.40
12/31/2019	946	73	0.00	12.007475	0.95	‡	0.65	12.990841	3.89		0.45
12/31/2018+	62	5	5.34	12.504648	1.30	‡	0.45	12.504648	1.30	‡	0.45
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2020	9,548	822	0.00	11.068113	1.09		2.31	12.332762	3.45		0.00
12/31/2019	9,131	802	0.00	10.949215	7.68		2.31	11.921873	10.20		0.00
12/31/2018	5,334	511	4.93	10.167954	(4.34)		2.31	10.818576	(2.09)		0.00
12/31/2017	4,357	404	2.16	10.629046	0.66	‡	2.31	11.049517	4.04	‡	0.00
12/31/2016+	3,045	291	0.00	10.407317	3.70	‡	2.00	10.479592	4.80	‡	1.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2020	24	2	0.00	11.996147	3.37		0.45	11.996147	3.37		0.45
12/31/2019	23	2	0.00	11.605072	10.00		0.45	11.605072	10.00		0.45
12/31/2018+	21	2	18.20	10.550316	(1.96	)‡	0.45	10.550316	(1.96	)‡	0.45
JNL/T. Rowe Price Value Fund - Class A
12/31/2020	202,461	5,475	0.00	24.035875	6.37		3.60	50.533811	10.27		0.00
12/31/2019	184,607	5,427	0.00	22.596171	21.66		3.60	45.829286	26.11		0.00
12/31/2018	143,682	5,263	1.19	18.573860	(12.79)		3.60	36.340923	(9.58)		0.00
12/31/2017	159,465	5,215	1.63	21.297250	14.52		3.60	40.190082	17.80	‡	0.00
12/31/2016	123,667	4,742	1.91	18.596791	6.94		3.60	29.383960	9.91		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2020	2,081	42	0.00	46.179145	9.88		0.65	48.629277	9.68	‡	0.40
12/31/2019	433	9	0.00	42.028280	25.71		0.65	47.278888	25.96		0.45
12/31/2018+	181	5	3.80	33.433230	(11.41	)‡	0.65	37.534928	(7.70	)‡	0.45
JNL/Vanguard Capital Growth Fund - Class A
12/31/2020	41,417	2,776	0.00	14.458801	13.94		2.46	15.590352	16.78		0.00
12/31/2019	36,342	2,805	0.00	12.689695	22.77		2.46	13.350356	25.82		0.00
12/31/2018	27,874	2,661	0.00	10.336402	(4.16)		2.46	10.610306	(1.75)		0.00
12/31/2017+	5,202	481	0.00	10.785004	0.79	‡	2.46	10.799750	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2020	1,812	116	0.00	15.380663	16.13		0.90	15.633618	15.18	‡	0.40
12/31/2019	142	11	0.00	13.244787	9.98	‡	0.90	13.313564	25.61		0.45
12/31/2018+	24	2	0.00	10.625782	(1.14	)‡	0.65	10.599458	(2.94	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - April 30, 2018; JNL/T. Rowe Price U.S. High Yield Fund - Class A - April 25, 2016; JNL/T. Rowe Price U.S. High Yield Fund - Class I - April 30, 2018; JNL/T. Rowe Price Value Fund - Class I - April 30, 2018; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class A
12/31/2020	45,269	3,749	0.00	11.733704	0.24		2.32	12.670021	2.59		0.00
12/31/2019	31,701	2,656	0.00	11.705813	20.91		2.32	12.350018	23.75		0.00
12/31/2018	16,564	1,691	0.00	9.681471	(8.62)		2.32	9.980003	(6.47)		0.00
12/31/2017+	4,693	442	0.00	10.595161	4.09	‡	2.32	10.670000	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2020	2,157	171	0.00	12.426543	2.05		0.90	12.631123	2.82	‡	0.40
12/31/2019	725	59	0.00	12.176719	22.92		0.90	12.313842	23.47		0.45
12/31/2018+	340	34	0.00	9.906483	(3.06	)‡	0.90	9.973056	(3.76	)‡	0.45
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2020	13,490	1,227	0.00	10.752419	3.45		2.05	11.519953	5.59		0.00
12/31/2019	9,412	892	0.00	10.393954	5.41		2.05	10.909969	7.59		0.00
12/31/2018	6,882	692	0.00	9.860454	(1.16)		2.05	10.139954	0.90		0.00
12/31/2017+	2,032	203	0.00	9.976475	(0.01	)‡	2.05	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2020	548	48	0.00	11.372776	5.13		0.65	11.466002	4.93	‡	0.40
12/31/2019	24	2	0.00	10.817564	7.35		0.65	10.888356	7.57		0.45
12/31/2018+	83	8	0.00	10.076448	1.17	‡	0.65	10.122095	1.80	‡	0.45
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2020	35,096	2,714	0.00	12.534327	11.12		2.25	13.489997	13.65		0.00
12/31/2019	22,828	1,976	0.00	11.280049	17.17	‡	2.25	11.869998	22.88		0.00
12/31/2018	10,093	1,062	0.00	9.380400	(10.33	)‡	2.32	9.659998	(7.91)		0.00
12/31/2017+	1,600	153	0.00	10.435535	1.77	‡	2.00	10.490000	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2020	1,721	128	0.00	13.392706	13.36		0.65	13.480416	13.58		0.45
12/31/2019	923	78	0.00	11.814732	22.55		0.65	11.868362	22.80		0.45
12/31/2018+	312	32	0.00	9.640361	(9.83	)‡	0.65	9.664783	(7.71	)‡	0.45
JNL/Vanguard International Fund - Class A
12/31/2020	97,028	5,462	0.00	17.261956	53.06		2.32	18.360048	56.66		0.00
12/31/2019	50,048	4,352	0.00	11.277712	27.52		2.32	11.720039	30.51		0.00
12/31/2018	31,842	3,559	0.00	8.843939	(18.04	)‡	2.32	8.980031	(13.15)		0.00
12/31/2017+	5,081	486	0.00	10.427752	2.46	‡	2.17	10.340000	4.87	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - April 30, 2018; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - April 30, 2018; JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard International Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard International Fund - Class I
12/31/2020	1,612	88	0.00	18.248759	55.76		0.90	18.549189	52.92	‡	0.40
12/31/2019	161	14	0.00	11.716031	29.68		0.90	11.670376	30.27		0.45
12/31/2018+	134	15	0.00	9.034424	(3.07	)‡	0.90	8.958846	(15.65	)‡	0.45
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2020	36,901	3,220	0.00	11.105527	8.28		2.30	11.900005	10.80		0.00
12/31/2019	27,642	2,636	0.00	10.256175	18.20	‡	2.30	10.740005	20.95		0.00
12/31/2018	17,530	1,994	0.00	8.659707	(17.10)		2.46	8.880001	(15.02)		0.00
12/31/2017+	3,427	326	0.00	10.445982	2.51	‡	2.46	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2020	984	83	0.00	11.828808	10.48		0.65	11.925689	10.76		0.40
12/31/2019	360	34	0.00	10.706439	20.43		0.65	10.767160	20.73		0.40
12/31/2018+	176	20	0.00	8.890335	(1.88	)‡	0.65	8.918515	(13.30	)‡	0.40
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2020	32,557	2,746	0.00	11.587669	7.42		2.05	12.389992	9.65		0.00
12/31/2019	22,836	2,085	0.00	10.787155	13.43	‡	2.05	11.299998	15.78		0.00
12/31/2018	12,224	1,275	0.00	9.507589	(6.56)		2.07	9.760000	(4.59)		0.00
12/31/2017+	4,460	438	0.00	10.175030	0.80	‡	2.07	10.230000	2.30	‡	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2020	1,260	102	0.00	12.376775	9.58		0.45	12.376775	9.58		0.45
12/31/2019	1,084	96	0.00	11.294260	15.67		0.45	11.294260	15.67		0.45
12/31/2018+	—	—	0.00	9.764225	(3.26	)‡	0.45	9.764225	(3.26	)‡	0.45
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2020	37,468	3,030	0.00	12.092678	9.39		2.05	12.930002	11.66		0.00
12/31/2019	27,994	2,494	0.00	11.054413	16.96	‡	2.05	11.580000	19.38		0.00
12/31/2018	16,358	1,716	0.00	9.449125	(8.39)		2.07	9.700000	(6.46)		0.00
12/31/2017+	3,817	369	0.00	10.314270	1.38	‡	2.07	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2020	1,972	153	0.00	12.834634	11.33		0.65	12.918794	11.55		0.45
12/31/2019	409	35	0.00	11.528951	0.33	‡	0.65	11.581349	19.46		0.45
12/31/2018+	—	—	0.00	9.694627	(5.63	)‡	0.45	9.694627	(5.63	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard International Fund - Class I - April 30, 2018; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - April 30, 2018; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2020	20,107	1,363	0.00	14.337615	19.57		2.32	15.420036	22.38		0.00
12/31/2019	22,585	1,846	0.00	11.990554	24.35		2.32	12.600032	27.27		0.00
12/31/2018	17,664	1,810	0.00	9.642282	(9.72	)‡	2.32	9.899988	(7.82)		0.00
12/31/2017+	3,801	354	0.00	10.711928	2.49	‡	2.16	10.740174	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2020	410	27	0.00	15.298042	21.98		0.65	15.424085	22.28		0.40
12/31/2019	342	27	0.00	12.541582	26.83		0.65	12.613367	27.16		0.40
12/31/2018+	118	12	0.00	9.888110	(8.25	)‡	0.65	9.919561	(16.82	)‡	0.40
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2020	82,764	5,484	0.00	14.655642	17.44		2.31	15.780000	20.18		0.00
12/31/2019	53,796	4,224	0.00	12.479435	27.13	‡	2.31	13.130000	30.13		0.00
12/31/2018	28,919	2,914	0.00	9.800229	(8.09)		2.46	10.090000	(5.79)		0.00
12/31/2017+	4,836	452	0.00	10.662959	0.80	‡	2.46	10.710000	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2020	105	7	0.00	15.656079	19.85		0.65	15.727146	20.09		0.45
12/31/2019	88	7	0.00	13.062688	29.63		0.65	13.095750	29.89		0.45
12/31/2018+	304	30	0.00	10.077072	(8.86	)‡	0.65	10.082379	(5.52	)‡	0.45
JNL/WCM Focused International Equity Fund - Class A
12/31/2020	27,750	1,278	0.29	20.248972	29.01		2.30	23.947236	32.01		0.00
12/31/2019	17,213	1,031	0.69	15.695533	8.21	‡	2.30	18.140257	35.48		0.00
12/31/2018	4,900	388	0.00	12.102458	(4.49	)‡	1.91	13.390084	(7.85)		0.00
12/31/2017	2,249	161	0.35	13.772552	30.02		1.25	14.530279	27.48	‡	0.00
12/31/2016	1,160	109	0.09	10.593039	(1.12)		1.25	10.733194	(0.73)		0.85
JNL/WCM Focused International Equity Fund - Class I
12/31/2020	885	37	0.52	23.196629	31.55		0.65	23.623427	56.62	‡	0.40
12/31/2019	92	5	1.25	17.632725	8.80	‡	0.65	17.969816	35.21		0.45
12/31/2018+	—	—	0.00	13.289936	(8.85	)‡	0.45	13.289936	(8.85	)‡	0.45
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2020	2,045	170	0.00	11.412881	4.14		2.05	12.822888	6.30		0.00
12/31/2019	3,085	271	0.00	10.958830	9.63	‡	2.05	12.062859	11.77		0.00
12/31/2018	1,834	178	0.00	10.044737	(0.30	)‡	1.95	10.792516	4.94		0.00
12/31/2017	349	35	3.20	9.948469	4.26		1.25	10.284722	4.92	‡	0.00
12/31/2016	155	16	0.16	9.541545	1.38		1.25	9.579756	1.64		1.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - April 30, 2018; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - April 30, 2018; JNL/WCM Focused International Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2020	—	—	0.00	12.356816	5.64	0.90	12.420578	6.12		0.45
12/31/2019	—	—	0.00	11.697168	5.22 ‡	0.90	11.704748	11.65		0.45
12/31/2018+	1	0	0.00	10.483022	4.07 ‡	0.45	10.483022	4.07	‡	0.45
JNL/WMC Balanced Fund - Class A
12/31/2020	532,083	9,114	0.00	35.793221	4.81	3.30	83.410741	8.33		0.00
12/31/2019	501,255	9,182	0.00	34.150432	17.52	3.30	76.998988	21.46		0.00
12/31/2018	406,144	8,938	1.66	29.058896	(6.56)	3.30	63.394477	(3.41)		0.00
12/31/2017	398,490	8,367	1.43	31.100142	8.85	3.30	65.633219	11.83	‡	0.00
12/31/2016	319,121	7,473	1.39	28.572122	7.23	3.30	48.542438	9.88		0.85
JNL/WMC Balanced Fund - Class I
12/31/2020	1,128	13	0.00	74.495935	7.95	0.65	86.725396	8.17		0.45
12/31/2019	851	11	0.00	69.009335	21.05	0.65	80.177555	21.30		0.45
12/31/2018+	634	10	0.00	57.007017	(0.64)‡	0.65	66.100689	(1.86	)‡	0.45
JNL/WMC Government Money Market Fund - Class A
12/31/2020	127,863	10,549	0.18	7.576705	(2.81)	3.06	16.602588	0.21		0.00
12/31/2019	69,689	5,775	1.54	7.795853	(1.52)	3.06	16.567919	1.54		0.00
12/31/2018	69,399	5,905	1.12	7.916408	(1.93)	3.06	16.317041	1.13		0.00
12/31/2017	67,399	5,724	0.12	8.072295	(2.88)	3.06	16.134201	0.13	‡	0.00
12/31/2016	76,889	6,479	0.00	8.311313	(3.00)	3.06	13.405339	(0.84)		0.85
JNL/WMC Government Money Market Fund - Class I
12/31/2020	2,204	135	0.29	14.642573	(0.44)‡	0.65	15.611993	(0.02	)‡	0.40
12/31/2019	502	29	1.75	17.069890	1.54	0.45	17.069890	1.54		0.45
12/31/2018+	21	1	1.93	16.811053	0.92 ‡	0.45	16.811053	0.92	‡	0.45
JNL/WMC Value Fund - Class A
12/31/2020	50,086	1,201	0.00	28.385230	(2.09)	3.62	52.027460	1.21		0.30
12/31/2019	55,858	1,339	0.00	28.991820	22.98	3.62	51.403525	27.13		0.30
12/31/2018	49,687	1,496	1.80	23.574712	(13.50)	3.62	40.433554	(10.57)		0.30
12/31/2017	55,522	1,482	1.69	27.255312	11.12	3.62	45.212441	14.47	‡	0.30
12/31/2016	49,470	1,502	1.08	24.528184	9.40	3.62	35.126838	12.19		1.10
JNL/WMC Value Fund - Class I
12/31/2020	—	—	0.00	56.353113	1.38	0.45	56.353113	1.38		0.45
12/31/2019	—	—	0.00	55.586720	27.28	0.45	55.586720	27.28		0.45
12/31/2018+	—	—	0.00	43.672109	(8.61)‡	0.45	43.672109	(8.61	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Westchester Capital Event Driven Fund - Class I - April 30, 2018; JNL/WMC Balanced Fund - Class I - April 30, 2018; JNL/WMC Government Money Market Fund - Class I - April 30, 2018; JNL/WMC Value Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Institutional Alt 100 Fund - Class A
12/31/2020#	—	—	0.00	9.443530	(11.36)	1.25	10.464654	(11.01)	0.00
12/31/2019	10,886	1,005	0.00	10.653210	9.79	1.25	11.758860	11.17	0.00
12/31/2018	13,799	1,401	0.00	9.703648	(7.00)	1.25	10.577722	(5.82)	0.00
12/31/2017	18,726	1,774	0.00	10.433784	3.73	1.25	11.231573	4.62 ‡	0.00
12/31/2016	23,432	2,308	0.00	10.058746	(1.14)	1.25	10.257567	(0.75)	0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2020#	—	—	0.00	15.548049	(13.66)	2.56	19.960264	(13.05)	0.30
12/31/2019	129,962	6,447	0.00	18.008603	15.44	2.56	22.955469	18.08	0.30
12/31/2018	126,769	7,339	0.00	15.599310	(9.28)	2.56	19.439867	(7.19)	0.30
12/31/2017	155,800	8,276	0.00	17.194646	11.45	2.56	20.946569	12.65 ‡	0.30
12/31/2016	77,722	4,646	0.00	15.427889	3.36	2.56	17.140142	4.78	1.20
JNL Institutional Alt 25 Fund - Class I
12/31/2020#	—	—	0.00	19.580330	(13.06)	0.65	16.305345	(13.01)	0.45
12/31/2019	14	1	0.00	22.522599	4.46 ‡	0.65	18.743720	18.28	0.45
12/31/2018+	—	—	0.00	15.847531	(6.35)‡	0.45	15.847531	(6.35)‡	0.45
JNL Institutional Alt 50 Fund - Class A
12/31/2020#	—	—	0.00	15.044174	(12.37)	2.56	19.968956	(11.67)	0.00
12/31/2019	92,545	4,814	0.00	17.168682	12.46	2.56	22.606368	15.38	0.00
12/31/2018	91,359	5,406	0.00	15.265996	(8.58)	2.56	19.593043	(1.65)‡	0.00
12/31/2017	115,278	6,303	0.00	16.697918	7.74	2.56	20.346513	9.09 ‡	0.30
12/31/2016	105,472	6,298	0.00	15.498787	1.48	2.56	17.222595	2.86	1.20
JNL Institutional Alt 50 Fund - Class I
12/31/2020#	—	—	0.00	16.304301	(11.68)	0.45	16.304301	(11.68)	0.45
12/31/2019	—	—	0.00	18.461110	15.17	0.45	18.461110	15.17	0.45
12/31/2018+	—	—	0.00	16.030050	(5.46)‡	0.45	16.030050	(5.46)‡	0.45
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2020#	—	—	0.00	9.204379	(12.53)	2.05	10.622727	(11.96)	0.00
12/31/2019	4,747	426	2.11	10.522526	10.06 ‡	2.05	12.065986	14.64	0.00
12/31/2018	2,936	295	0.00	9.721260	(3.43)‡	1.40	10.525429	(7.54)	0.00
12/31/2017	2,825	260	3.84	10.738783	3.84	1.25	11.384134	5.26 ‡	0.00
12/31/2016	2,250	216	5.34	10.341168	5.14	1.25	10.494169	5.56	0.85
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2020#	—	—	0.00	9.121568	(11.96)	0.45	9.121568	(11.96)	0.45
12/31/2019	—	—	0.00	10.361261	14.38	0.45	10.361261	14.38	0.45
12/31/2018+	—	—	0.00	9.058320	(7.70)‡	0.45	9.058320	(7.70)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - April 30, 2018; JNL Institutional Alt 50 Fund - Class I - April 30, 2018; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2020#	—	—	0.00	11.003235	(19.82)		2.00	12.970011	(19.31)	0.00
12/31/2019	14,540	988	0.00	13.722531	6.35	‡	2.00	16.074076	21.62	0.00
12/31/2018	12,063	984	1.16	11.551672	(11.09	)‡	1.95	13.216462	(10.28)	0.00
12/31/2017	12,381	894	1.77	13.247449	2.47	‡	1.80	14.731444	10.20 ‡	0.00
12/31/2016	10,560	842	2.74	12.414316	6.75		1.25	12.659853	7.18	0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2020#	—	—	0.00	10.972947	(19.34)		0.45	10.972947	(19.34)	0.45
12/31/2019	—	—	0.00	13.604181	21.43		0.45	13.604181	21.43	0.45
12/31/2018+	—	—	0.00	11.203386	(7.77	)‡	0.45	11.203386	(7.77)‡	0.45
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2020#	—	—	0.00	8.071823	(16.39)		5.50	14.442341	(14.93)	0.00
12/31/2019	70,520	4,839	0.00	9.654079	14.51		5.50	16.977400	20.98	0.00
12/31/2018	66,311	5,435	1.43	8.431041	(10.57	)‡	5.50	14.033121	(8.81)	0.00
12/31/2017	85,057	6,261	0.94	11.291199	3.50	‡	3.75	15.389613	10.11 ‡	0.00
12/31/2016	85,557	6,899	1.08	11.301545	0.81		2.81	13.028217	2.80	0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2020#	—	—	0.00	13.794420	(15.03)		0.65	14.605853	(14.98)	0.45
12/31/2019	47	3	0.00	16.235295	3.66	‡	0.65	17.179635	20.79	0.45
12/31/2018+	—	—	0.00	14.222349	(7.33	)‡	0.45	14.222349	(7.33)‡	0.45
JNL/Franklin Templeton Global Fund - Class A
12/31/2020#	—	—	0.00	7.941690	(20.00)		2.92	11.243733	(19.34)	0.30
12/31/2019	29,238	2,445	0.00	9.927112	11.22		2.92	13.939444	14.17	0.30
12/31/2018	27,919	2,637	1.88	8.925610	(17.27)		2.92	12.208986	(15.06)	0.30
12/31/2017	34,274	2,721	1.65	10.789212	14.19		2.92	14.374366	14.97 ‡	0.30
12/31/2016	30,074	2,769	2.07	9.448472	7.41		2.92	11.212542	9.27	1.20
JNL/Franklin Templeton Global Fund - Class I
12/31/2020#	—	—	0.00	11.914795	(19.28)		0.45	11.914795	(19.28)	0.45
12/31/2019	6	0	0.00	14.759947	14.39		0.45	14.759947	14.39	0.45
12/31/2018+	6	0	5.63	12.903277	(14.47	)‡	0.45	12.903277	(14.47)‡	0.45
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2020#	—	—	0.00	9.765920	(15.13)		2.81	13.510384	(14.38)	0.00
12/31/2019	9,063	664	0.00	11.507081	10.00		2.81	15.779208	13.13	0.00
12/31/2018	9,057	742	0.23	10.461408	(11.01)		2.81	13.947812	(8.46)	0.00
12/31/2017	10,787	801	0.00	11.755693	11.92		2.81	15.236782	13.96 ‡	0.00
12/31/2016	9,547	808	0.00	10.503728	6.04		2.81	12.342607	8.13	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/FAMCO Flex Core Covered Call Fund - Class I - April 30, 2018; JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - April 30, 2018; JNL/Franklin Templeton Global Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco China-India Fund - Class A
12/31/2020#	—	—	0.00	7.041041	(14.94)	2.81	9.974442	(14.18)	0.00
12/31/2019	50,668	5,203	0.21	8.277460	11.74	2.81	11.622834	14.92	0.00
12/31/2018	45,966	5,358	0.40	7.407989	(19.42)	2.81	10.113765	(17.12)	0.00
12/31/2017	57,110	5,446	0.28	9.193877	48.11	2.81	12.202336	45.78 ‡	0.00
12/31/2016	34,000	4,875	1.02	6.207293	(6.07)	2.81	7.415794	(4.22)	0.85
JNL/Invesco China-India Fund - Class I
12/31/2020#	—	—	0.00	9.462230	(14.23)	0.65	9.699870	(14.17)	0.45
12/31/2019	29	3	0.81	11.031885	6.51 ‡	0.65	11.301848	14.67	0.45
12/31/2018+	7	1	0.00	9.856118	0.00 ‡	0.45	9.856118	0.00 ‡	0.45
JNL/Mellon S&P 1500 Growth Index Fund - Class A
12/31/2020#	—	—	0.00	12.185488	(7.23)	2.05	12.847332	(6.63)	0.00
12/31/2019	9,353	708	0.00	13.135475	27.18	2.05	13.759999	29.81	0.00
12/31/2018	5,161	496	0.00	10.328463	(3.32)	2.05	10.600000	(1.30)	0.00
12/31/2017+	677	63	0.00	10.682845	1.70 ‡	2.05	10.740000	7.40 ‡	0.00
JNL/Mellon S&P 1500 Growth Index Fund - Class I
12/31/2020#	—	—	0.00	12.812402	(6.68)	0.45	12.812402	(6.68)	0.45
12/31/2019	20	1	0.00	13.729078	29.77	0.45	13.729078	29.77	0.45
12/31/2018+	10	1	0.00	10.579352	(3.12)‡	0.45	10.579352	(3.12)‡	0.45
JNL/Mellon S&P 1500 Value Index Fund - Class A
12/31/2020#	—	—	0.00	9.367026	(21.46)	2.25	9.926894	(20.90)	0.00
12/31/2019	6,339	521	0.00	11.926216	23.88 ‡	2.25	12.550000	30.32	0.00
12/31/2018	1,517	160	0.00	9.418897	(10.15)‡	1.75	9.630000	(10.00)	0.00
12/31/2017+	972	91	0.00	10.654052	4.69 ‡	1.65	10.700000	7.00 ‡	0.00
JNL/Mellon S&P 1500 Value Index Fund - Class I
12/31/2020#	—	—	0.00	9.886465	(20.98)	0.45	9.899103	(20.97)	0.40
12/31/2019	176	14	0.00	12.511973	30.40	0.45	12.525973	30.46	0.40
12/31/2018+	131	14	0.00	9.595343	(7.13)‡	0.45	9.601269	(13.26)‡	0.40
JNL/Neuberger Berman Currency Fund - Class A
12/31/2020#	—	—	0.00	9.061638	(2.95)	1.85	10.434315	(2.38)	0.00
12/31/2019	1,086	109	0.00	9.336764	(1.41)‡	1.85	10.688803	0.10	0.00
12/31/2018	923	92	1.35	9.622356	0.45 ‡	1.65	10.678146	1.72	0.00
12/31/2017	753	76	0.00	9.825031	0.99	1.25	10.498059	2.04 ‡	0.00
12/31/2016	857	87	2.24	9.728964	(2.82)	1.25	9.834163	(2.58)	1.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco China-India Fund - Class I - August 13, 2018; JNL/Mellon S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Growth Index Fund - Class I - April 30, 2018; JNL/Mellon S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Value Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Neuberger Berman Currency Fund - Class I
12/31/2020#	—	—	0.00	9.881515	(2.38)	0.45	9.881515	(2.38)	0.45
12/31/2019	—	—	0.00	10.122508	(0.04)	0.45	10.122508	(0.04)	0.45
12/31/2018+	—	—	0.00	10.126954	0.93 ‡	0.45	10.126954	0.93 ‡	0.45
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2020#	—	—	0.00	9.996232	(3.41)	2.05	11.830799	(2.78)	0.00
12/31/2019	6,746	605	0.00	10.348939	7.41	2.05	12.169297	9.64	0.00
12/31/2018	6,274	607	1.97	9.634643	(0.17)‡	2.05	11.099545	0.42	0.00
12/31/2017	7,403	712	3.89	10.267861	3.65	1.25	11.052842	4.43 ‡	0.00
12/31/2016	8,030	803	0.47	9.906424	2.18	1.25	10.102616	2.59	0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2020#	—	—	0.00	10.801063	(2.79)	0.45	10.801063	(2.79)	0.45
12/31/2019	—	—	0.00	11.111134	9.49	0.45	11.111134	9.49	0.45
12/31/2018+	—	—	0.00	10.148448	(0.63)‡	0.45	10.148448	(0.63)‡	0.45
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2020#	—	—	0.00	8.001909	(26.16)	1.25	8.517360	(25.87)	0.00
12/31/2019	3,204	292	0.00	10.836691	22.55	1.25	11.489529	24.09	0.00
12/31/2018	2,645	297	0.00	8.842640	(23.41)	1.25	9.258890	(22.44)	0.00
12/31/2017	1,952	168	0.08	11.545594	39.53	1.25	11.938027	36.59 ‡	0.00
12/31/2016	632	76	0.00	8.274732	(1.70)	1.25	8.330418	(1.31)	0.85
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2020#	—	—	0.00	10.779941	(34.92)	2.77	15.058951	(34.35)	0.00
12/31/2019	38,675	1,992	0.00	16.563494	16.01	2.77	22.937724	19.27	0.00
12/31/2018	32,431	1,961	0.93	14.277647	(22.29)	2.77	19.232089	(20.10)	0.00
12/31/2017	37,794	1,801	0.64	18.373875	9.31	2.77	24.069890	11.60 ‡	0.00
12/31/2016	34,770	1,839	0.61	16.809644	23.94	2.77	19.884754	26.34	0.85
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2020#	—	—	0.00	15.285710	(34.38)	0.45	15.285710	(34.38)	0.45
12/31/2019	50	2	0.00	23.293761	19.09	0.45	23.293761	19.09	0.45
12/31/2018+	13	1	2.23	19.559573	(17.16)‡	0.45	19.559573	(17.16)‡	0.45
JNL/PPM America Value Equity Fund - Class A
12/31/2020#	—	—	0.00	15.227894	(29.29)	3.62	34.866074	(28.55)	0.30
12/31/2019	15,240	446	0.00	21.537133	17.48	3.62	48.800054	21.44	0.30
12/31/2018	12,767	449	1.64	18.332995	(17.19)	3.62	40.183388	(14.38)	0.30
12/31/2017	15,295	461	1.37	22.137853	10.90	3.62	46.929974	13.30 ‡	0.30
12/31/2016	11,881	413	2.05	19.962828	17.31	3.62	33.364029	20.11	1.25

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Currency Fund - Class I - April 30, 2018; JNL/Nicholas Convertible Arbitrage Fund - Class I - April 30, 2018; JNL/PPM America Mid Cap Value Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PPM America Value Equity Fund - Class I
12/31/2020#	—	—	0.00	39.164706	(28.52)	0.45	39.164706	(28.52)	0.45
12/31/2019	14	0	0.00	54.789871	21.64	0.45	54.789871	21.64	0.45
12/31/2018+	6	0	2.92	45.042287	(13.24)‡	0.45	45.042287	(13.24)‡	0.45
JNL/S&P Mid 3 Fund - Class A
12/31/2020#	—	—	0.00	7.604445	(36.47)	2.46	8.811949	(35.97)	0.00
12/31/2019	21,122	1,660	1.72	11.969078	17.62	2.46	13.762853	20.55	0.00
12/31/2018	17,779	1,661	1.61	10.176291	(17.30)	2.46	11.417027	(15.23)	0.00
12/31/2017	21,729	1,697	1.95	12.305571	9.29	2.46	13.468597	10.49 ‡	0.00
12/31/2016	18,664	1,612	1.58	11.259613	15.02	2.46	11.754901	16.90	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2020#	—	—	0.00	8.848500	(36.02)	0.45	8.848500	(36.02)	0.45
12/31/2019	—	—	0.00	13.830582	20.51	0.45	13.830582	20.51	0.45
12/31/2018+	—	—	0.00	11.476976	(13.33)‡	0.45	11.476976	(13.33)‡	0.45
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2020#	—	—	0.00	9.609527	(3.83)	1.25	10.356804	(3.45)	0.00
12/31/2019	3,934	388	0.00	9.992248	4.34	1.25	10.727073	5.65	0.00
12/31/2018	4,023	415	0.00	9.576611	(1.43)	1.25	10.153154	(0.19)	0.00
12/31/2017	4,441	453	0.80	9.715814	0.42	1.25	10.172085	1.58 ‡	0.00
12/31/2016	4,548	467	0.77	9.674716	3.24	1.25	9.778751	3.65	0.85
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2020#	—	—	0.00	12.355207	(19.96)	2.05	14.147420	(19.45)	0.00
12/31/2019	2,624	161	1.78	15.437249	13.70 ‡	2.05	17.563042	25.02	0.00
12/31/2018	1,638	123	0.07	12.873575	(13.93)‡	1.65	14.048718	(8.35)	0.00
12/31/2017	1,779	121	0.71	14.529446	15.92	1.25	15.328862	16.84 ‡	0.00
12/31/2016	1,404	111	0.64	12.533609	15.21	1.25	12.699433	13.44 ‡	0.85
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2020#	—	—	0.00	13.736940	(19.56)	0.65	13.839247	(19.51)	0.45
12/31/2019	43	3	3.72	17.077547	10.51 ‡	0.65	17.193936	24.93	0.45
12/31/2018+	—	—	0.00	13.762845	(6.44)‡	0.45	13.762845	(6.44)‡	0.45
JNL/VanEck International Gold Fund - Class A
12/31/2020#	—	—	0.00	6.357736	6.02	1.25	6.993160	6.43	0.00
12/31/2019	5,802	955	0.00	5.996937	36.56	1.25	6.570444	38.28	0.00
12/31/2018	3,575	802	5.83	4.391295	(16.52)	1.25	4.751473	(15.47)	0.00
12/31/2017	3,803	714	4.54	5.260464	12.00	1.25	5.620838	0.37 ‡	0.00
12/31/2016	3,051	644	0.68	4.696920	51.16	1.25	4.778462	51.76	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I - April 30, 2018; JNL/S&P Mid 3 Fund - Class I - April 30, 2018; JNL/The London Company Focused U.S. Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2020

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred eight (308) Investment Divisions during 2020, but currently contains two-hundred seventy-three (273) Investment Divisions as of December 31, 2020. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2020:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/Invesco Small Cap Growth Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/Invesco Small Cap Growth Fund - Class I
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan Global Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan Global Allocation Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Growth & Income Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan Growth & Income Fund - Class I
JNL iShares Tactical Growth Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A
JNL iShares Tactical Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class I
JNL iShares Tactical Moderate Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
JNL iShares Tactical Moderate Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Lazard International Strategic Equity Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Lazard International Strategic Equity Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Dow Index Fund - Class A
JNL S&P 500 Index Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Equity Income Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Equity Income Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon Index 5 Fund - Class A(1)
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon Index 5 Fund - Class I(1)
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon Industrials Sector Fund - Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2020

JNL/American Funds Growth Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Growth Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds International Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds International Fund - Class I	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/American Funds New World Fund - Class A	JNL/Mellon MSCI World Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Mellon MSCI World Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/AQR Managed Futures Strategy Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/BlackRock Advantage International Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/BlackRock Advantage International Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I	JNL/Mellon Small Cap Index Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/Mellon Utilities Sector Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/MFS Mid Cap Value Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Causeway International Value Select Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Causeway International Value Select Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PIMCO Income Fund - Class A
JNL/DFA Growth Allocation Fund - Class A(1)	JNL/PIMCO Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I(1)	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/DFA International Core Equity Fund - Class I	JNL/PIMCO Real Return Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A(1)	JNL/PIMCO Real Return Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I(1)	JNL/PPM America Floating Rate Income Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/PPM America Total Return Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/PPM America Total Return Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I
JNL/DoubleLine Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/First State Global Infrastructure Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/First State Global Infrastructure Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A(1)	JNL/T. Rowe Price Short-Term Bond Fund - Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2020

JNL/Goldman Sachs 4 Fund - Class I(1)	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Goldman Sachs Competitive Advantage Fund - Class I	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A
JNL/Goldman Sachs International 5 Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
JNL/Goldman Sachs International 5 Fund - Class I	JNL/Vanguard Equity Income Fund - Class A
JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Vanguard Equity Income Fund - Class I
JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A(1)	JNL/Vanguard Global Bond Market Index Fund - Class I(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I(1)	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A(1)	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class I(1)	JNL/Vanguard International Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class A(1)	JNL/Vanguard International Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class I(1)	JNL/Vanguard International Stock Market Index Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Fund - Class A(1)	JNL/Vanguard International Stock Market Index Fund - Class I(1)
JNL/Goldman Sachs Managed Moderate Fund - Class I(1)	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A(1)	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I(1)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Total Yield Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A(1)
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I(1)
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/WCM Focused International Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WMC Balanced Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Balanced Fund - Class I
JNL/Invesco Global Growth Fund - Class I	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A	JNL/WMC Government Money Market Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A
JNL/Invesco International Growth Fund - Class A	JNL/WMC Value Fund - Class I
JNL/Invesco International Growth Fund - Class I

(1) The Fund is a Fund of Fund advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2020, the following Funds changed names effective April 27, 2020:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/American Funds Global Bond Fund	JNL/American Funds Capital World Bond Fund	Name Convention Update
JNL/Crescent High Income Fund	JNL/T. Rowe Price U.S. High Yield Fund	Sub-Adviser Replacement
JNL/Franklin Templeton Mutual Shares Fund	JNL/JPMorgan Growth & Income Fund	Sub-Adviser Replacement
JNL/Lazard Emerging Markets Fund	JNL Multi-Manager Emerging Markets Equity Fund	Sub-Adviser Replacement
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund	Name Convention Update
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund	Name Convention Update
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund	Name Convention Update
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund	Name Convention Update
JNL/S&P International 5 Fund	JNL/Goldman Sachs International 5 Fund	Name Convention Update
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund	Name Convention Update
JNL/S&P Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	Name Convention Update
JNL/S&P Managed Conservative Fund	JNL/Goldman Sachs Managed Conservative Fund	Name Convention Update
JNL/S&P Managed Growth Fund	JNL/Goldman Sachs Managed Growth Fund	Name Convention Update

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2020

JNL/S&P Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Fund	Name Convention Update
JNL/S&P Managed Moderate Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund	Name Convention Update
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund	Name Convention Update
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Balanced Fund	Name Convention Update

During the year ended December 31, 2020, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2020.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL Conservative Allocation Fund(1)	JNL Conservative Allocation Fund(1)	April 27, 2020
JNL Institutional Alt 100 Fund	JNL Multi-Manager Alternative Fund	April 27, 2020
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund	April 27, 2020
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund	April 27, 2020
JNL iShares Tactical Growth Fund(1)	JNL iShares Tactical Growth Fund(1)	April 27, 2020
JNL iShares Tactical Moderate Fund(1)	JNL iShares Tactical Moderate Fund(1)	April 27, 2020
JNL iShares Tactical Moderate Growth Fund(1)	JNL iShares Tactical Moderate Growth Fund(1)	April 27, 2020
JNL Moderate Allocation Fund(1)	JNL Moderate Allocation Fund(1)	April 27, 2020
JNL/American Funds Global Growth Fund(1)	JNL/American Funds Global Growth Fund(1)	April 27, 2020
JNL/American Funds Growth Fund(1)	JNL/American Funds Growth Fund(1)	April 27, 2020
JNL/DFA U.S. Small Cap Fund(1)	JNL/DFA U.S. Small Cap Fund(1)	April 27, 2020
JNL/DoubleLine Total Return Fund(1)	JNL/DoubleLine Total Return Fund(1)	April 27, 2020
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Franklin Templeton Global Multisector Bond Fund	April 27, 2020
JNL/FAMCO Flex Core Covered Call Fund	JNL/JPMorgan Hedged Equity Fund	April 27, 2020
JNL/FPA + DoubleLine® Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund	April 27, 2020
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund	April 27, 2020
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	April 27, 2020
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund	April 27, 2020
JNL/Lazard International Strategic Equity Fund(1)	JNL/Lazard International Strategic Equity Fund(1)	April 27, 2020
JNL/Mellon Communication Services Sector Fund(2)	JNL/Mellon Communication Services Sector Fund(2)	April 27, 2020
JNL/Mellon Consumer Discretionary Sector Fund(2)	JNL/Mellon Consumer Discretionary Sector Fund(2)	April 27, 2020
JNL/Mellon Dow Index Fund(2)	JNL/Mellon Dow Index Fund(2)	April 27, 2020
JNL/Mellon Energy Sector Fund(2)	JNL/Mellon Energy Sector Fund(2)	April 27, 2020
JNL/Mellon Equity Income Fund(1)	JNL/Mellon Equity Income Fund(1)	April 27, 2020
JNL/Mellon Financial Sector Fund(2)	JNL/Mellon Financial Sector Fund(2)	April 27, 2020
JNL/Mellon Healthcare Sector Fund(2)	JNL/Mellon Healthcare Sector Fund(2)	April 27, 2020
JNL/Mellon Information Technology Sector Fund(2)	JNL/Mellon Information Technology Sector Fund(2)	April 27, 2020
JNL/Mellon MSCI World Index Fund(2)	JNL/Mellon MSCI World Index Fund(2)	April 27, 2020
JNL/Mellon Nasdaq® 100 Index Fund(2)	JNL/Mellon Nasdaq® 100 Index Fund(2)	April 27, 2020
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq® 100 Index Fund	April 27, 2020
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon DowSM Index Fund	April 27, 2020
JNL/Neuberger Berman Commodity Strategy Fund(1)	JNL/Neuberger Berman Commodity Strategy Fund(1)	April 27, 2020
JNL/Neuberger Berman Currency Fund	JNL/PIMCO Income Fund	April 27, 2020
JNL/Nicholas Convertible Arbitrage Fund	JNL Conservative Allocation Fund	April 27, 2020
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund	April 27, 2020
JNL/PIMCO Investment Grade Credit Bond Fund(1)	JNL/PIMCO Investment Grade Credit Bond Fund(1)	April 27, 2020
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	April 27, 2020
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund	April 27, 2020
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund	April 27, 2020
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund	April 27, 2020
JNL/T. Rowe Price Capital Appreciation Fund(1)	JNL/T. Rowe Price Capital Appreciation Fund(1)	April 27, 2020
JNL/The London Company Focused U.S. Equity Fund	JNL/Morningstar Wide Moat Index Fund	April 27, 2020
JNL/VanEck International Gold Fund	JNL/BlackRock Global Natural Resources Fund	April 27, 2020
JNL/WCM Focused International Equity Fund(1)	JNL/WCM Focused International Equity Fund(1)	April 27, 2020

(1) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in Jackson Variable Series Trust into a Fund in JNL Series Trust. Although the Fund in Jackson Variable Series Trust was legally dissolved, it is considered the acquiring Fund for financial reporting purposes.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2020

(2) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in JNL Variable Funds into a Fund in JNL Series Trust. Although the Fund in JNL Variable Funds was legally dissolved, it is considered the acquiring Fund for financial reporting purposes.

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which estimates fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2020, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2020

imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2020

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,443 and $12,328 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2020 and 2019, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix, changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 29, 2021

Appendix
Statements of assets and liabilities as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two‑year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A(1)
JNL Multi-Manager Emerging Markets Equity Fund - Class I(1)
JNL Multi-Manager International Small Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A(1)
JNL/American Funds Capital World Bond Fund - Class I(1)
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A

JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A
JNL/DoubleLine Total Return Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
JNL/First State Global Infrastructure Fund - Class A
JNL/First State Global Infrastructure Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A

JNL/Franklin Templeton Growth Allocation Fund - Class I
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A(1)
JNL/Goldman Sachs 4 Fund - Class I(1)
JNL/Goldman Sachs Competitive Advantage Fund - Class A(1)
JNL/Goldman Sachs Competitive Advantage Fund - Class I(1)
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A(1)
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I(1)
JNL/Goldman Sachs International 5 Fund - Class A(1)
JNL/Goldman Sachs International 5 Fund - Class I(1)
JNL/Goldman Sachs Intrinsic Value Fund - Class A(1)
JNL/Goldman Sachs Intrinsic Value Fund - Class I(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I(1)
JNL/Goldman Sachs Managed Conservative Fund - Class A(1)
JNL/Goldman Sachs Managed Conservative Fund - Class I(1)
JNL/Goldman Sachs Managed Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Growth Fund - Class I(1)
JNL/Goldman Sachs Managed Moderate Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Fund - Class I(1)
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I(1)
JNL/Goldman Sachs Total Yield Fund - Class A(1)
JNL/Goldman Sachs Total Yield Fund - Class I(1)
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Growth Fund - Class A(1)
JNL/Invesco Global Growth Fund - Class I(1)
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco Global Real Estate Fund - Class I
JNL/Invesco International Growth Fund - Class A
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Growth & Income Fund - Class A(1)
JNL/JPMorgan Growth & Income Fund - Class I(1)
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I

JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Bond Index Fund - Class I
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class I
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL/Mellon Consumer Staples Sector Fund - Class A
JNL/Mellon Consumer Staples Sector Fund - Class I
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Dow Index Fund - Class I
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class I
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Energy Sector Fund - Class I
JNL/Mellon Equity Income Fund - Class A
JNL/Mellon Equity Income Fund - Class I
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class I
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class I
JNL/Mellon Index 5 Fund - Class A
JNL/Mellon Index 5 Fund - Class I
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class I
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class I
JNL/Mellon International Index Fund - Class A
JNL/Mellon International Index Fund - Class I
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Materials Sector Fund - Class I
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/Mellon MSCI World Index Fund - Class A
JNL/Mellon MSCI World Index Fund - Class I
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class I
JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class I

JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class I
JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/RAFI Fundamental Asia Developed Fund - Class A
JNL/RAFI Fundamental Asia Developed Fund - Class I
JNL/RAFI Fundamental Europe Fund - Class A
JNL/RAFI Fundamental Europe Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class A(1)
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price U.S. High Yield Fund - Class A(1)
JNL/T. Rowe Price U.S. High Yield Fund - Class I(1)
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I

JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

Statements of assets and liabilities as of December 31, 2020, and the related statements of operations and changes in net assets for the period from April 27, 2020 (inception) to December 31, 2020.

JNL Multi-Manager Alternative Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class I
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class I

Statements of assets and liabilities as of December 31, 2020, and the related statements of operations for the year ended December 31, 2020 and changes in net assets for the year ended December 31, 2020 and for the period from June 24, 2019 (inception) to December 31, 2019.

JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/BlackRock Advantage International Fund - Class A
JNL/BlackRock Advantage International Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A

JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I

Statements of operations for the period from January 1, 2020 to April 24, 2020 (closure) and changes in net assets for the period from January 1, 2020 to April 24, 2020 (closure) and the year ended December 31, 2019.

JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 50 Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Fund - Class I
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco China-India Fund - Class I
JNL/Mellon S&P 1500 Growth Index Fund - Class A
JNL/Mellon S&P 1500 Growth Index Fund - Class I
JNL/Mellon S&P 1500 Value Index Fund - Class A
JNL/Mellon S&P 1500 Value Index Fund - Class I
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Currency Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Value Equity Fund - Class A
JNL/PPM America Value Equity Fund - Class I
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Mid 3 Fund - Class I
JNL/Scout Unconstrained Bond Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/VanEck International Gold Fund - Class A

(1)    See Note 1 to the financial statements for the former name of the Investment Division.

JACKSON

NATIONAL LIFE INSURANCE COMPANY
OF NEW YORK

Jackson National Life Insurance Company of New York

Financial Statements

December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2020 and 2019, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2020, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical

KPMG LLP is a Delaware limited liability partnership and a. member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Liability for future policy benefits for certain variable annuity guarantees

Variable annuity contracts issued by the Company offer guaranteed minimum death benefits (GMDBs) and guaranteed minimum withdrawal benefits (GMWBs). The liability for the non-life contingent component of GMWBs is considered an embedded derivative and reported at fair value. The liability for GMDBs is measured in accordance with the measurement guidance for death and other insurance benefits. As of December 31, 2020, the liability for the non-life contingent component of GMWBs was estimated to be $397.3 million and the liability for GMDBs was estimated to be $58.6 million. These liabilities are reported within reserves for future policy benefits and claims payable in the Company’s balance sheets. As described in Notes 2, 4, and 8 to the financial statements, the Company estimates the liabilities for the GMDBs and non-life contingent component of the GMWBs using subjective judgments related to capital market assumptions, as well as actuarially determined assumptions related to expectations of future policyholder behavior. The Company regularly evaluates and updates these assumptions, causing adjustment to the estimated liability, if actual experience or other evidence suggests that earlier assumptions should be revised.

We identified the evaluation of certain assumptions used to estimate the value of these liabilities as a critical audit matter. Due the significant measurement uncertainty, this evaluation involved subjective auditor judgment and required specialized skills and knowledge related to the assumptions for mortality, benefit utilization, lapse, and discount rates (for non-life contingent GMWB liabilities) and mortality, lapse, fund performance, and discount rates (for GMDB liabilities).

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals with specialized skills and industry knowledge, we evaluated the design and tested the operating effectiveness of certain internal controls over the Company’s development and selection of assumptions used in the estimation of these liabilities. We involved actuarial professionals with specialized skills and industry knowledge, who assisted in:

•evaluating the appropriateness, and consistency with prior periods, of the Company’s methodology for selecting capital market and policyholder behavior assumptions

•comparing the selected assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of selected assumptions where deviations from Company experience or market trends were identified

•testing the application of the Company’s estimation methodology and confirming the use of selected assumptions by recalculating the estimated reserve for a selection of policies and comparing the results to the Company’s estimates.

We have served as the Company’s auditor since 1999.

Dallas, Texas
April 12, 2021

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2020	2019
Investments:
Available for sale debt securities, at fair value (amortized cost: 2020 $1,268,007; 2019 $1,129,407, including allowance for credit losses of $6 and nil at December 31, 2020 and 2019, respectively)	$1,374,990	$1,178,633
Policy loans	399	382
Total investments	1,375,389	1,179,015
Cash and cash equivalents	123,034	146,944
Accrued investment income	9,458	8,890
Deferred acquisition costs and sales inducements	40,028	49,891
Reinsurance recoverable	2,078,120	1,597,137
Income taxes receivable from Parent	6,190	—
Deferred income taxes, net	17,563	37,253
Separate account assets	15,306,544	13,489,116
Total assets	$18,956,326	$16,508,246

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$559,213	$314,467
Other contract holder funds	1,903,038	1,665,405
Payable to Parent	347,847	259,560
Deferred gain on reinsurance	145,757	170,050
Income taxes payable to Parent	—	4,116
Other liabilities	36,480	34,820
Separate account liabilities	15,306,544	13,489,116
Total liabilities	18,298,879	15,937,534

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	187,924
Accumulated other comprehensive income, net of
tax expense (benefit) of $7,912 in 2020 and $(719) in 2021	64,645	33,346
Retained earnings	402,878	347,442
Total stockholder's equity	657,447	570,712
Total liabilities and stockholder's equity	$18,956,326	$16,508,246

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2020	2019	2018
Revenues
Fee income	$33,182	$32,220	$30,151
Premium	69	(31)	—
Net investment income	43,117	45,027	43,540
Net realized gains (losses) on investments	1173	2361	(15.00)
Commission and expense allowance on reinsurance ceded	154,462	137,421	143,896
Amortization of gain on reinsurance	24,293	24,293	24,387
Total revenues	256,296	241,291	241,959

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	23,523	2,078	10,605
Interest credited on other contract holder funds, net of deferrals	14,859	15,791	17,809
Operating costs and other expenses, net of deferrals	168,826	149,587	156,313
Amortization of deferred acquisition and sales inducement costs	(1,794)	6,702	4,506
Total benefits and expenses	205,414	174,158	189,233
Pretax income	50,882	67,133	52,726
Income tax (benefit) expense	(4,554)	(234)	4,270
Net income	$55,436	$67,367	$48,456

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2020	2019	2018
Net Income	$55,436	$67,367	$48,456

Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available for sale debt securities not impaired (net of tax expense (benefit) of: 2020 $9,119; 2019 $9,200; 2018 $(5,379))	33,133	34,611	(20,233)

Change in net unrealized losses on securities for which an allowance for credit losses has been recorded (net of tax benefit of: 2020 $5)	(18)	—	—

Net unrealized gains (losses) on other impaired securities (net of tax expense (benefit) of: 2019 nil; 2018 $9)	—	—	33

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2020 $(483); 2019 $285; 2018 $(329))	(1,816)	1,071	(1,240)
Total other comprehensive income (loss)	31,299	35,682	(21,440)
Comprehensive income	$86,735	$103,049	$27,016

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2017	$2,000	$187,924	$17,614	$233,109	$440,647

Net income	—	—	—	48,456	48,456
Change in unrealized investment gains
and losses, net of tax	—	—	(21,440)	—	(21,440)
Cumulative effects of changes in
accounting principles, net of tax	—	—	1,490	(1,490)	—
Balances as of December 31, 2018	2,000	187,924	(2,336)	280,075	467,663

Net income	—	—	—	67,367	67,367
Change in unrealized investment gains
and losses, net of tax	—	—	35,682	—	35,682
Balances as of December 31, 2019	2,000	187,924	33,346	347,442	570,712
.
Net income	—	—	—	55,436	55,436
Change in unrealized investment gains
and losses, net of tax	—	—	31,299	—	31,299
Balances as of December 31, 2020	$2,000	$187,924	$64,645	$402,878	$657,447

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net income	$55,436	$67,367	$48,456
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized (gains) losses on investments	(1,173)	(2,361)	15
Interest credited on deposit liabilities, gross	35,188	39,137	37,193
Amortization of discount and premium on investments	558	(196)	182
Deferred income tax expense (benefit)	11,058	(1,382)	2,999
Change in:
Accrued investment income	(568)	486	(260)
Deferred acquisition costs and sales inducements	(7,970)	701	(1,977)
Income taxes receivable from/payable to Parent	(10,306)	5,075	5,825
Claims payable	36,866	(1,564)	7,903
Payable to/receivable from Parent	88,287	(40,692)	(6,076)
Other assets and liabilities, net	(296,630)	(12,584)	31,749
Net cash (used in) provided by operating activities	(89,254)	53,987	126,009

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	200,901	214,843	147,995
Equity securities	—	97	—
Purchases of:
Debt securities	(338,884)	(196,415)	(180,500)
Equity securities	—	—	—
Other investing activities	(268)	(866)	(4,165)
Net cash (used in) provided by investing activities	(138,251)	17,659	(36,670)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,344,009	1,246,555	1,356,813
Withdrawals	(1,205,117)	(1,253,608)	(1,122,842)
Net transfers from (to) separate accounts	64,703	(57,879)	(315,674)
Net cash provided by (used in) financing activities	203,595	(64,932)	(81,703)

Net (decrease) increase in cash and cash equivalents	(23,910)	6,714	7,636

Cash and cash equivalents, beginning of year	146,944	140,230	132,594
Total cash and cash equivalents, end of year	$123,034	$146,944	$140,230

Supplemental Cash Flow Information
Income tax received from Parent	$5,305	$3,927	$4,554

See accompanying Notes to Financial Statements

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

1.    Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the US parent, Jackson Financial Inc. (“Jackson Financial”),which is a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Other
As a result of the spread of the COVID-19 coronavirus, economic uncertainties have arisen which may have an impact on the Company’s capital position. As the economic uncertainties are on-going, the potential impact continues to vary and is unknown at this time. The Company has implemented business continuity plans that were already in place to ensure the availability of services for our customers, work at home capabilities for our staff, where appropriate, and other ongoing risk management activities related to the current ongoing market stress.

On January 28, 2021, Prudential announced that they plan to pursue the separation of its US business operations in the second quarter of 2021 through a demerger. The demerger, which is subject to shareholder and regulatory approval, would result in a significantly earlier separation of the US business operations than originally announced in 2020.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates
The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) estimates related to expectations of credit losses on certain financial assets; 7) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.    Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss (“CECL”) model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modified the current other-than-temporary impairment guidance
8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

for available for sale debt securities to require the use of an allowance rather than a direct write down of the investment and replaces existing guidance for purchased credit deteriorated loans and debt securities. The guidance also requires enhanced disclosures. Effective January 1, 2020, the Company adopted ASU 2016-13 and all related amendments.

In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. Effective January 1, 2020, the Company prospectively adopted ASU 2018-15 and all related amendments to implementation costs incurred during the year. The adoption of ASU 2018-15 did not have a significant effect on the Company’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. Effective January 1, 2020, the Company adopted ASU No. 2018-13, resulting in revised disclosures within the Company’s financial statements.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The new guidance provides optional expedients for applying GAAP to contracts and other transactions affected by reference rate reform, and is effective for contract modifications made between March 12, 2020 and December 31, 2022. If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform. This standard may be elected and applied prospectively as reference rate reform unfolds, but no contracts were modified prior to year end. The adoption of the new guidance did not have an impact on the financial statements. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and other transactions through December 31, 2022.

Changes in Accounting Principles – Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement will be required. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2022, with required retrospective application to January 1, 2021. Early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $4.6 million and $5.6 million as of December 31, 2020 and 2019, respectively.
9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Debt securities are generally classified as available for sale and are carried at fair value. For debt securities in an unrealized loss position, for which the Company deems an impairment necessary, the amortized cost may be written down to fair value through net realized gains (losses) on investments, or an allowance for credit loss (“ACL”) may be recorded along with a charge to net realized gains (losses) on investments. This is further described in Note 3.

Accrued interest receivables are presented separate from the amortized cost of debt securities. An ACL is not estimated on an accrued interest receivable, rather receivable balances that are deemed uncollectable are written off with a corresponding reduction to net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges, prior to adoption of ASU 2016-03, are excluded from net income and included as a component of other comprehensive income and total equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company may contain embedded derivatives. Derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from changes in value of embedded derivatives are reported in net income as further detailed in Note 4.

See “Variable Annuity Guarantees” for additional information on the accounting policies for embedded derivatives bifurcated from insurance host contracts.

Variable Annuity Guarantees
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Certain benefits, including non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”) and, guaranteed minimum withdrawal benefits for life (“GMWB for Life”), which are reinsured through the contract that Jackson-NY has with its Parent, and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), which is reinsured through an unrelated party, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. Variable annuity embedded derivatives are carried at fair value on the Company’s balance sheet as a component of reserves for future policy benefits and claims payable. The Company discontinued offering the GMIB in 2009.

The non-life contingent component of GMWB and GMWB for Life contracts consists of those guaranteed withdrawal amounts paid to the contract holder in excess of the account value of the contract, up to the amount of the living benefit base. Withdrawal amounts paid to the contract holder in excess of the living benefit base are considered life contingent, and are accounted for as insurance benefits. Non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).
10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Fair values for GMWB, GMWB for Life as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations regarding policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

The fair value of a liability reflects the effect of nonperformance risk. Nonperformance risk includes, but may not be limited to, a reporting entity’s own credit risk. The Company incorporates nonperformance risk into the fair value calculation through the use of discount rates based on a blend of observed market yields on debt for life insurers with similar credit ratings to the Company’s Parent and matrix pricing data for expected yields on Jackson Financial debt (either actual debt issuance or indicative quotes) adjusted to operating company levels.

As markets change, mature and evolve and actual policyholder behavior emerges, management regularly evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could be significantly different than this fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1	Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.
Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2.
Level 3	Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including net realized gains (losses) on investments, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including net realized gains (losses) on investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2020 and 2019, deferred acquisition costs decreased by $33.3 million and $16.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.15% for 2020 and 7.4% for 2019, after external investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2020 and
12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

2019, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2020 and 2019, projected returns after the next five years were set at 7.15% and 7.4%, respectively.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2020, 2019, and 2018.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including net realized gains (losses) on investments. Due to volatility of certain factors that affect gross profits, including net realized gains (losses) on investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2020 and 2019, deferred sales inducements increased (decreased) by $1.2 million and $(0.6) million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2020, 2019, and 2018.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, projected hedging costs, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of insurance ceded.

Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc. The Company has entered into a written tax sharing agreement, which is based on separate return basis with benefits for credits and losses.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences
13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Deferred Gain on Reinsurance
Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY. The amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and is being amortized into income over the life of the business. At December 31, 2020 and 2019, the remaining balance to be amortized was $145.8 million and $170.1 million, respectively.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, lapse and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions for recoverability are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2020 and 2019, the assets and liabilities associated with variable life and annuity contracts were $15.3 billion and $13.5 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses,
14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through April 12, 2021, which is the date the financial statements were available to be issued.

On February 10, 2021, senior leadership changes were announced appointing Laura Prieskorn as Chief Executive Officer and Marcia Wadsten as Chief Financial Officer of Jackson.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

3.    Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2020, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2020, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Debt Securities
Carrying Value
Investment Rating	December 31, 2020
AAA	12.5%
AA	6.0%
A	38.2%
BBB	40.5%
Investment grade	97.2%
BB	2.0%
B and below	0.8%
Below investment grade	2.8%
Total debt securities	100.0%

At December 31, 2020, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 42% were investment grade, 2% were below investment grade and 56% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 87% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2020, the industries accounting for the larger percentage of unrealized losses included financial services (84% of corporate gross unrealized losses) and transportation (6%). The largest unrealized loss related to a single corporate obligor was $1.1 million at December 31, 2020.
16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

In accordance with guidance adopted January 1, 2020 regarding expected credit loss, securities that incurred a credit loss after December 31, 2019 and were still held at December 31, 2020, are presented net of ACL. In accordance with previous guidance, the non-credit other-than-temporary impairment (“OTTI”) loss is presented for securities, where applicable. At December 31, 2020 and 2019, the amortized cost, gross unrealized gains and losses, fair value and OTTI of debt securities or ACL were as follows (in thousands):In accordance with guidance adopted January 1, 2020 regarding expected credit loss, securities that incurred a credit loss after December 31, 2019 and were still held at December 31, 2020, are presented net of ACL. In accordance with previous guidance, the non-credit other-than-temporary impairment (“OTTI”) loss is presented for securities, where applicable. At December 31, 2020 and 2019, the amortized cost, gross unrealized gains and losses, fair value and OTTI of debt securities or ACL were as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost	Credit Loss	Gains	Losses	Value
Debt Securities
U.S. government securities	$15,860	$—	$1,082	$—	$16,942
Other government securities	1,832	—	317	—	2,149
Public utilities	103,456	—	9,601	—	113,057
Corporate securities	914,217	—	82,106	1,422	994,901
Residential mortgage-backed	13,088	6	1,631	—	14,713
Commercial mortgage-backed	140,797	—	10,687	90	151,394
Other asset-backed securities	78,757	—	3,096	19	81,834
Total debt securities	$1,268,007	$6	$108,520	$1,531	$1,374,990

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2019	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$35,744	$—	$440	$35,304	$—
Other government securities	1,956	257	—	2,213	—
Public utilities	87,807	2,922	150	90,579	—
Corporate securities	768,987	38,976	123	807,840	—
Residential mortgage-backed	28,595	1,788	10	30,373	(1,200)
Commercial mortgage-backed	131,970	4,518	74	136,414	—
Other asset-backed securities	74,348	1,629	67	75,910	—
Total debt securities	$1,129,407	$50,090	$864	$1,178,633	$(1,200)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair value of debt securities at December 31, 2020, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$45,882	$—	$634	$8	$46,508
Due after 1 year through 5 years	383,918	—	31,133	—	415,051
Due after 5 years through 10 years	550,744	—	58,830	1,315	608,259
Due after 10 years through 20 years	53,824	—	2,509	72	56,261
Due after 20 years	997	—	—	27	970
Residential mortgage-backed	13,088	6	1,631	—	14,713
Commercial mortgage-backed	140,797	—	10,687	90	151,394
Other asset-backed securities	78,757	—	3,096	19	81,834
Total	$1,268,007	$6	$108,520	$1,531	$1,374,990

Securities with a carrying value of $529 thousand and $490 thousand at December 31, 2020 and 2019, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost	Credit Loss	Gains	Losses	Value
Prime	$5,574	$6	$294	$—	$5,862
Alt-A	1,469	—	444	—	1,913
Subprime	3,403	—	659	—	4,062
Total non-agency RMBS	$10,446	$6	$1,397	$—	$11,837

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2019	Cost	Gains	Losses	Value
Prime	$14,222	$469	$—	$14,691
Alt-A	2,786	436	—	3,222
Subprime	4,376	598	10	4,964
Total non-agency RMBS	$21,384	$1,503	$10	$22,877

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The following table summarizes the number of securities, fair value and the gross unrealized losses of debt securities for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2020			December 31, 2019
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$—	$—	—	$440	$35,304	1
Public utilities	—	—	—	150	11,379	7
Corporate securities	1,361	23,620	10	99	9,932	12
Residential mortgage-backed	—	522	2	10	2,416	2
Commercial mortgage-backed	90	10,182	6	74	10,815	9
Other asset-backed securities	19	4,657	4	61	11,066	13
Total temporarily impaired
securities	$1,470	$38,981	22	$834	$80,912	44

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Corporate securities	61	923	1	24	742	2
Residential mortgage-backed	—	7	1	—	—	—
Other asset-backed securities	—	—	—	6	2,596	8
Total temporarily impaired
securities	$61	$930	2	$30	$3,338	10

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$—	$—	—	$440	$35,304	1
Public utilities	—	—	—	150	11,379	7
Corporate securities	1,422	24,543	11	123	10,674	14
Residential mortgage-backed	—	529	3	10	2,416	2
Commercial mortgage-backed	90	10,182	6	74	10,815	9
Other asset-backed securities	19	4,657	4	67	13,662	21
Total temporarily impaired
securities	$1,531	$39,911	24	$864	$84,250	54

Debt securities in an unrealized loss position as of December 31, 2020 did not require an impairment recognized in earnings as the Company did not intend to sell these debt securities; it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis; and the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation, the Company believes it has the ability to generate adequate amounts of cash from normal operations to meet cash requirements with a reasonable margin of safety without requiring the sale of impaired securities.

As of December 31, 2020, unrealized losses associated with debt securities are primarily due to widening credit spreads or rising risk free rates since purchase. The Company performed a detailed analysis of the financial performance of the underlying issuers in an unrealized loss position and determined that recovery of the entire amortized cost of each impaired security is expected. In addition, mortgage-backed and asset-backed securities were assessed for credit impairment using a
19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

cash flow model that incorporates key assumptions including default rates, severities, and prepayment rates. The Company estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. The forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, and other independent market data. Based upon this assessment of the expected credit losses of the security given the performance of the underlying collateral compared to subordination or other credit enhancement, the Company expects to recover the entire amortized cost of each impaired security

Evaluation of Available For Sale Debt Securities for Credit Loss
For debt securities in an unrealized loss position, management first assesses whether the Company has the intent to sell, or whether it is more likely than not it will be required to sell the security before the amortized cost basis is fully recovered. If either criteria is met, the amortized cost is written down to fair value through net losses on derivatives and investments as an impairment.

Debt securities in an unrealized loss position for which the Company does not have the intent to sell or is not more likely than not to sell the security before recovery to amortized cost are evaluated to determine if the cause of the decline in fair value resulted from credit losses or other factors and includes estimates about the operations of the issuer and future earnings potential.

The credit loss evaluation may consider the extent to which the fair value is below amortized cost; changes in ratings of the security; whether a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness; judgments about an obligor’s current and projected financial position; an issuer’s current and projected ability to service and repay its debt obligations; the existence of, and realizable value of, any collateral backing the obligations; and the macro-economic and micro-economic outlooks for specific industries and issuers.

In addition to the above, the credit loss review of investments in asset-backed securities includes the review of future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

For mortgage-backed securities, credit losses are assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity. Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

When a credit loss is determined to exist and the present value of cash flows expected to be collected is less than the amortized cost of the security, an allowance for credit loss is recorded along with a charge to net losses on derivatives and investments, limited by the amount that the fair value is less than amortized cost. Any remaining unrealized loss after recording the allowance for credit loss is the non-credit amount and is recorded to other comprehensive income.

The allowance for credit loss for specific debt securities may be increased or reversed in subsequent periods due to changes in the assessment of present value of cash flows that are expected to be collected. Any changes to the allowance for credit loss is recorded as a provision for (or reversal of) credit loss expense in net losses on derivatives and investments.
20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Accrued interest receivables are presented separate from the amortized cost basis of debt securities. Accrued interest receivables that are determined to be uncollectible are written off with a corresponding reduction to net investment income.

The rollforward of ACL for available for sale securities by sector is as follows (in thousands):

	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
December 31, 2020
Balance, beginning of period	$—	$—	$—	$—	$—	$—	$—	$—
Additions for which credit loss was
not previously recorded	—	—	—	—	12	—	—	12
Changes for securities with previously
recorded credit loss	—	—	—	—	(6)	—	—	(6)
Additions for purchases of								—
PCD debt securities (1)	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	—	—
Securities intended/required to be sold
before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance, end of period (2)	$—	$—	$—	$—	$6	$—	$—	$6

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity AFS securities.
(2) Accrued interest receivable on debt securities totaled $9.4 million as of December 31, 2020 and was excluded from the estimate of credit losses.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2020	2019	2018
Available-for-sale debt securities
Realized gains on sale	$4,668	$3,483	$1,584
Realized losses on sale	(3,338)	(1,077)	(1,543)
Credit loss expense	(6)	—	—
Gross impairments	(154)	(45)	(57)
Other	3	—	1
Net realized gains (losses) on investments	$1,173	$2,361	$(15)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2020, 2019, and 2018 was $15.1 million, $23.6 million, and $40.1 million, respectively, which was approximately 82%, 96%, and 97% of book value, respectively.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income for the year ended December 31, 2019 (in thousands):

2019
Cumulative credit loss beginning balance	$3,686
Additions:
New credit losses	45
Reductions:
Securities sold, paid down or disposed of	(1,395)
Securities where there is intent to sell	(45)
Cumulative credit loss ending balance	$2,291

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell debt securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2020 and 2019, the estimated fair value of loaned securities was $1.1 thousand and $243.1 thousand, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2020 and 2019, cash collateral received in the amount of $1.2 thousand and $255.0 thousand, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

4.    Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands).

		December 31, 2020		December 31, 2019
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$1,374,990	$1,374,990	$1,178,633	$1,178,633
	Policy loans	399	399	382	382
	Cash and cash equivalents	123,034	123,034	146,944	146,944
	Reinsurance recoverable, net (1)	1,671,755	2,404,198	1,262,240	2,034,310
	Separate account assets	15,306,544	15,306,544	13,489,116	13,489,116

Liabilities
	Annuity reserves (2)	$2,248,453	$3,076,282	$1,812,712	$2,668,158
	Securities lending payable	1	1	255	255
	Separate account liabilities	15,306,544	15,306,544	13,489,116	13,489,116

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt Securities
The fair values for debt securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative
23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2020 and 2019, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.
24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Variable Annuity Guarantees
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. The Company discontinued offering the GMIB in 2009.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB and GMWB for Life embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a blend of observed market yields on debt for life insurers with similar credit ratings to the Company’s Parent and matrix pricing for expected yields on Jackson Financial debt (either actual debt or issuance or indicative quotes) adjusted to operating company levels. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.
25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$16,942	$16,942	$—	$—
Other government securities	2,149	—	2,149	—
Public utilities	113,057	—	113,057	—
Corporate securities	994,901	—	994,901	—
Residential mortgage-backed	14,713	—	14,713	—
Commercial mortgage-backed	151,394	—	151,394	—
Other asset-backed securities	81,834	—	81,834	—
Cash and cash equivalents	123,034	123,034	—	—
Reinsurance recoverable, net (1)	373,878	—	—	373,878
Separate account assets	15,306,544	—	15,306,544	—
Total	$17,178,446	$139,976	$16,664,592	$373,878

Liabilities
Embedded derivative liability(2)	$397,311	$—	$—	$397,311

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the embedded derivative liability related to GMWB reserves included in reserves for future policy benefits and claims payable.
26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$35,304	$35,304	$—	$—
Other government securities	2,213	—	2,213	—
Public utilities	90,579	—	90,579	—
Corporate securities	807,840	—	807,840	—
Residential mortgage-backed	30,373	—	30,373	—
Commercial mortgage-backed	136,414	—	136,414	—
Other asset-backed securities	75,910	—	75,910	—
Equity securities	—	—	—	—
Cash and cash equivalents	146,944	146,944	—	—
Reinsurance recoverable, net (1)	191,397	—	—	191,397
Separate account assets	13,489,116	—	13,489,116	—
Total	$15,006,090	$182,248	$14,632,445	$191,397

Liabilities
Embedded derivative liability(2)	$197,068	$—	$—	$197,068

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the embedded derivative liability related to GMWB reserves included in reserves for future policy benefits and claims payable.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2020
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$373,878	$373,878	$—

Liabilities
Embedded derivative liability(2)	$397,311	$397,311	$—

	December 31, 2019
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$191,397	$191,397	$—

Liabilities
Embedded derivative liability(2)	$197,068	$197,068	$—
(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Includes the embedded derivatives related to GMWB reserves.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

December 31, 2020
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$373,878	Discounted cash flow	Mortality(1)	0.01% - 23.52%	Decrease
			Lapse(2)	3.30% - 9.20%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5) Long-term Equity	0.33% - 1.57%	Decrease
			Volatility(6)	18.50% - 22.47%	Increase

Liabilities
Embedded derivative liability	$397,311	Discounted cash flow	Mortality(1)	0.04% - 21.53%	Decrease
			Lapse(2)	0.20% - 30.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 95.00%	Increase
			Nonperformance risk(5) Long-term Equity	0.33% - 1.57%	Decrease
			Volatility(6)	18.5% - 22.47%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

December 31, 2019
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$191,397	Discounted cash flow	Mortality(1)	0.01% - 19.69%	Decrease
			Lapse(2)	3.30% - 9.30%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5) Long-term Equity	0.00% - 1.18%	Decrease
			Volatility(6)	18.50% - 21.42%	Increase

Liabilities
Embedded derivative liability	$197,068	Discounted cash flow	Mortality(1)	0.04% - 18.64%	Decrease
			Lapse(2)	0.10% - 29.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 94.00%	Increase
			Nonperformance risk(5) Long-term Equity	0.00% - 1.18%	Decrease
			Volatility(6)	18.50% - 22.47%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.
29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

GMWB reinsurance recoverable fair value calculations are based on the assuming Company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, lapse, mortality, and long-term market volatility.

The tables below provide rollforwards for 2020 and 2019 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement (in thousands). Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
	2020	Income	Income	Settlements	Level 3	2019
Assets
Reinsurance recoverable, net (1)	$191,397	$182,481	$—	$—	$—	$373,878

Liabilities
Embedded derivative liability	$(197,068)	$(200,243)	$—	$—	$—	$(397,311)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2019	Income	Income	Settlements	Level 3	2019
Assets
Reinsurance recoverable, net (1)	$183,771	$7,626	$—	$—	$—	$191,397

Liabilities
Embedded derivative liability	$(189,585)	$(7,483)	$—	$—	$—	$(197,068)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2020 or 2019. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2020 or 2019.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2020 and 2019, was as follows (in thousands):

	2020	2019
Assets
Reinsurance recoverable, net (1)	$182,481	$7,626

Liabilities
Embedded derivative liability	$(200,243)	$(7,483)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

			December 31, 2020		December 31, 2019
		Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Policy loans	Level 3	$399	$399	$382	$382
	Reinsurance recoverable, net (1)	Level 3	1,297,877	2,030,320	1,070,843	1,842,913

Liabilities
	Annuity reserves (2)	Level 3	$1,851,142	$2,678,971	$1,615,644	$2,471,090
	Securities lending payable	Level 2	1	1	255	255
	Separate account liabilities (3)	Level 2	15,306,544	15,306,544	13,489,116	13,489,116

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2)	Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3)	The values of separate account liabilities are set equal to the values of separate account assets.

5.    Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2020	2019	2018
Balance, beginning of year	$48,322	$71,338	$54,835
Deferrals of acquisition costs	6,149	5,964	6,433
Amortization related to:
Operations	2,057	(6,315)	(4,272)
Net realized (gains) losses	(65)	(135)	1
Total amortization	1,992	(6,450)	(4,271)
Unrealized investment (gains) losses	(17,264)	(22,530)	14,341
Balance, end of year	$39,199	$48,322	$71,338

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2020	2019	2018
Balance, beginning of year	$1,569	$2,646	$2,258
Deferrals of sales inducements	27	37	50
Amortization related to:
Operations	(204)	(265)	(235)
Net realized losses	6	13	—
Total amortization	(198)	(252)	(235)
Unrealized investment (gains) losses	(569)	(862)	573
Balance, end of year	$829	$1,569	$2,646

6.    Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Gross fees in 2020 and 2019 totaled $328.3 million and $313.7 million, with $295.2 million and $281.5 million ceded under the coinsurance agreement, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Direct premiums	$260	$396	$316
Ceded premiums	(191)	(427)	(316)
Total premiums	$69	$(31)	$—

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Direct benefits	$9,574	$5,111	$3,008
Ceded benefits	(6,575)	(3,345)	(3,011)
Deferral of contract enhancements	—	—	(6)
Change in reserves, net of reinsurance	20,524	312	10,614
Total benefits	$23,523	$2,078	$10,605

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2020	2019
Reinsurance recoverable:
Ceded reserves	$1,745,349	$1,328,031
Ceded claims liability	67,106	35,042
Ceded claims paid	35,399	28,272
Ceded benefit payments/transfers	230,266	205,792
Total	$2,078,120	$1,597,137

Reinsurance recoverable from the Parent totaled $2,075.3 million and $1,594.3 million at December 31, 2020 and 2019, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2020	2019
Direct life insurance in-force	$125,833	$172,543
Amounts ceded to other companies	(75,761)	(109,470)
Net life insurance in-force	$50,072	$63,073

7.    Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2020	2019
Traditional life	$1,577	$1,810
Guaranteed benefits	471,884	263,771
Claims payable and Other	85,752	48,886
Total	$559,213	$314,467

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, lapse and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for other contract holder fund balances (in thousands):

	December 31,
	2020	2019
Interest-sensitive life	$4,816	$4,504
Variable annuity fixed option	1,464,227	1,208,714
Fixed annuity	433,995	452,187
Total	$1,903,038	$1,665,405

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. For fixed annuities, and
33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

variable annuity fixed option, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2020, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.95% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 1.83% average guaranteed rate.

At December 31, 2020 and 2019, approximately 92% and 91%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2020 and 2019, approximately 93% and 92%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2020
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$41.4	$882.8	$924.2
>1.0% - 2.0%	56.4	218.9	275.3
>2.0% - 3.0%	297.9	328.5	626.4
Total	$395.7	$1,430.2	$1,825.9

	December 31, 2019
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$39.9	$—	$39.9
>1.0% - 2.0%	49.2	846.6	895.8
>2.0% - 3.0%	322.5	333.7	656.2
Total	$411.6	$1,180.3	$1,591.9

8.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

At December 31, 2020 and 2019, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
			Net	Weighted	until
December 31, 2020	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$10,839.0	$82.5	66.1 years
GMWB - Premium only	0%	223.3	0.9
GMWB	0-5%*	18.4	0.2
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		2,271.6	16.9	67.4 years
GMWB - Highest anniversary only		231.0	2.1
GMWB		31.1	2.6
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	82.2	25.5		0.5 years
GMWB	0-8%*	11,039.0	366.0

					Average
					Period
			Net	Weighted	until
December 31, 2019	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$9,491.7	$79.1	65.8 years
GMWB - Premium only	0%	216.5	1.2
GMWB	0-5%*	19.0	0.3
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		2,076.4	17.9	66.9 years
GMWB - Highest anniversary only		216.8	2.3
GMWB		33.3	2.5
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	79.9	27.1		0.5 years
GMWB	0-8%*	9,670.3	459.0

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2020	2019
Equity	$9,382.1	$8,405.3
Bond	1,303.9	1,274.2
Balanced	2,398.2	1,882.0
Money market	74.0	47.1
Total	$13,158.2	$11,608.6

GMDB liabilities reflected in the general account were as follows (in millions):

	2019	2018
Balance at January 1	$53.4	$56.2
Incurred guaranteed benefits	9.5	(0.9)
Paid guaranteed benefits	(4.3)	(1.9)
Balance at December 31	$58.6	$53.4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2020 and 2019 (except where otherwise noted):
1) Use of a series of stochastic investment performance scenarios, based on historical average market volatility.
2) Mean investment performance assumption of 7.15% (2020) and 7.4% (2019) after investment management fees, but before investment advisory fees and mortality and expense charges.
3) Mortality equal to 38% to 100% of the IAM 2012 base table improved using Scale G through 2019 (2019: 24% to 100% of the Annuity 2000 table).
4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 27.9% (before application of dynamic adjustments.)
5) Discount rates: 7.15% on 2020 and later issues, 7.4% on 2013 through 2019 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $397.3 million and $197.1 million at December 31, 2020 and 2019, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2020 and 2019, these GMWB reserves totaled $10.9 million and $9.1 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2020 and 2019, GMIB reserves totaled $3.6 million and $3.5 million, respectively.
36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

9.    Income Taxes

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation which includes tax provisions relevant to business that during 2020 will impact taxes related to 2018 and 2019. Some of the significant changes are reducing the interest expense disallowance for 2019 and 2020, allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. In 2020, the Company did not recognize a tax benefit as a result of the CARES ACT. In addition, the Taxpayer Certainty & Disaster Tax Relief Act was enacted on December 27, 2020. There was no impact to taxes from this legislation.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Current tax (benefit) expense	$(15,612)	$1,148	$1,271
Deferred tax expense (benefit)	11,058	(1,382)	2,999
Income tax (benefit) expense	$(4,554)	$(234)	$4,270

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 21% were as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Income taxes at statutory rate	$10,685	$14,098	$11,072
State income taxes	(497)	—	—
Dividends received deduction	(11,718)	(11,789)	(8,578)
U.S. federal tax reform impact (1)	—	—	524
Provision for uncertain tax benefit	—	—	3,288
Foreign tax credits	(4,037)	(2,559)	(2,051)
Prior year deferred tax expense	1,005	—	—
Other	8	16	15
Income tax (benefit) expense	$(4,554)	$(234)	$4,270

Effective tax rate	-9.0%	-0.3%	8.1%

(1) For the year ended December 31, 2018, the expense is the result of change in tax rates under the Tax Cuts and Jobs Act.

For 2019 and 2018, the rate reconciling items for foreign tax credits and other items included a reclassification to conform with current year presentation.

Federal income taxes received from Jackson in 2020, 2019, and 2018 were $5.3 million, $3.9 million and $4.6 million, respectively.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2020	2019
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$8,949	$11,024
Deferred gain on reinsurance	31,103	35,711
Other	1,879	5,213
Total gross deferred tax asset	41,931	51,948

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(6,762)	(4,919)
Net unrealized gains on available for sale securities	(15,482)	(6,852)
Other investment items	(2,116)	(2,878)
Other	(8)	(46)
Total gross deferred tax liability	(24,368)	(14,695)

Net deferred tax asset	$17,563	$37,253

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company evaluated each component of the deferred tax asset and assessed the effects of limitations and/or interpretations on the value of such components to be fully recognized in the future. The Company also evaluated the likelihood of sufficient taxable income in the future to offset the available deferred tax assets based on evidence considered to be objective and verifiable. Based on the analysis at December 31, 2020, the Company concluded that it is more likely than not, that the $17.6 million of net deferred tax assets will be realized because the Company would be reimbursed for the utilization of any net operating losses or credits on a consolidated basis under the terms of the tax sharing agreement.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2020 and 2019, the Company held reserves related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation and a change in the calculation of its tax basis reserves. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2020	2019
Unrecognized tax benefit, beginning of year	$4,222	$4,222
Additions for tax positions identified	—	—
Decrease for DRD short-term gain position	(1,907)	—
Unrecognized tax benefit, end of year	$2,315	$4,222

The table above has been restated from prior year to remove accrued interest.
38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The Company recognizes interest and penalties accrued, if any, related to unrecognized tax benefits as a component of income tax (benefit) expense. The Company did not recognize any interest and penalty expense in 2020 or 2019. In 2018, the Company recognized interest and penalty expense of $0.5 million. For both 2020 and 2019, the Company had accrued interest of $1.3 million. The Company did not record any amounts for penalties related to unrecognized tax benefits during 2020, 2019, or 2018.

Based on information available as of December 31, 2020, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012. The Brooke Life federal consolidated tax return is currently under examination by the Internal Revenue Service for the 2017 tax year. The Company does not anticipate any material changes from this audit.

10.    Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2021 without prior approval is approximately $60.6 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $607.8 million and $612.7 million at December 31, 2020 and 2019, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $19.9 million, $27.1 million, and $31.5 million in 2020, 2019, and 2018, respectively.

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), the application of Curtate CARVM reserve valuation is required. The Company’s reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. This impacted fixed annuity reserves in both years presented in the annual financial statements and variable annuities in 2019 only. If the application of Curate CARVM reserve valuation were used, , statutory capital and surplus would have increased by $0.4 million and $7.7 million at December 31, 2020 and 2019, respectively, and statutory net income would have (decreased) increased by $(44) thousand, $(1.6) million, and $6.6 million, in 2020, 2019 and 2018, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulations. If reserves were established according to NAIC SAP, statutory capital and surplus would have decreased by $0.7 million and $0.9 million as of December 31, 2020 and 2019, respectively. Additionally, net income would have increased by $0.2 million and decreased by $1.4 million, in 2020 and 2019, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporated VM-21 but also included an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves were not valued solely under VM-21 according to NAIC SAP, but rather, were valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased $24.8 million as of December 31, 2020. Additionally, 2020 net income would have increased $7.0 million.

39

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The Company’s asset adequacy testing uses the cash flow testing methodology and the gross premium valuation methodology. Under New York’s prescribed assumptions, the cash flow testing methodology develops negative surplus in certain years and the gross premium valuation testing results in a deficiency of present value of benefits relative to reserves for certain products. New York Department of Financial Services (“NYDDS”) required the Company to establish additional reserves of $59.0 million and $39.0 million at December 31, 2020 and 2019, respectively. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased by $46.6 and $30.8 million at December 31, 2020 and 2019, respectively.

Effective December 31, 2020, the Company received approval from the New York State Department of Financial Services regarding the use of a permitted practice which allows early adoption of an exemption for ordinary life insurance certificates issued during 2020 that would be subject to VM-20 of the NAIC Valuation Manual. The exemption for companies meeting the conditions of APF 2020-09 will be part of the 2022 Valuation Manual. The permitted practice does not result in differences in net income or capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York, as reserves are established utilizing the same methodology as prior years. However, the additional PBR requirements are eliminated.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC, calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice the authorized control level RBC (“Company action level RBC”). At December 31, 2020, the Company’s TAC was more than 1400% of the Company action level RBC.

11.    Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPMA is ultimately a wholly owned subsidiary of Prudential. The Company paid $1.5 million, $1.4 million, and $1.0 million to PPMA for investment advisory services during 2020, 2019, and 2018, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $38.7 million, $27.9 million, and $31.6 million in 2020, 2019, and 2018, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $1.8 million, $2.3 million, and $2.6 million in 2020, 2019, and 2018, respectively.

12.    Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. Effective January 1, 2020 employees are immediately eligible to participate in the Company’s matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company’s annual profit sharing contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expenses related to this plan were $0.3 million in 2020, 2019, and 2018, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2020 and 2019, Jackson’s liability for the Company’s portion of such plans totaled $6.9 million and $6.4 million, respectively. There were no expenses related to these plans in 2020, 2019, or 2018.
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Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

13.    Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2020	2019	2018
Balance, beginning of year	$33,346	$(2,336)	$17,614
OCI before reclassifications	33,115	34,611	(20,200)
Amounts reclassified from AOCI	(1,816)	1,071	(1,240)
Cumulative effects of changes in accounting principles	—	—	1,490
Balance, end of year	$64,645	$33,346	$(2,336)

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2020	2019	2018
Net unrealized investment loss:
Net realized loss on investments	$(2,363)	$1,385	$(1,579)	Net realized gains (losses) on investments
Other impaired securities	64	(29)	10	Net realized gains (losses) on investments
Net unrealized loss, before income taxes	(2,299)	1,356	(1,569)
Income tax benefit	483	(285)	329
Reclassifications, net of income taxes	$(1,816)	$1,071	$(1,240)

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